     As filed with the Securities and Exchange Commission on July 28, 2006


                                                             File Nos. 333-54036
                                                                       811-07060

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                                                                              []

                        Post-Effective Amendment No. 15

                                                                             [x]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 106

                                                                             [x]
                        (Check Appropriate Box or Boxes)


                MetLife Investors Variable Annuity Account Five
                           (Exact Name of Registrant)


               MetLife Investors Insurance Company of California

5 Park Plaza, Suite 1900 Irvine, California 92614
(Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code
                                 (800) 989-3752

                        (Name and Address of Guarantor)

                    General American Life Insurance Company
                             13045 Tesson Ferry Road
                           St. Louis, Missouri 63128


                (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
               MetLife Investors Insurance Company of California
                             5 Park Plaza, Suite 1900
                                Irvine, CA 92614
                                 (949) 223-5680


                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2415
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):


[x]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[]     on (date) pursuant to paragraph (b) of Rule 485.


[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[]     on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

     This registration statement incorporates by reference the Prospectus dated May 1, 2006 as filed on May 3, 2006 pursuant to Rule 497 for the Class L contracts, the Prospectus dated May 1, 2006 for the Class L - 4 Year contracts and the supplement dated May 1, 2006 to the Prospectus dated May 1, 2006 for the Class L contracts included in Post-Effective Amendment No. 12 to the registration statement on Form N-4 (File No. 333-59868) filed on April 21, 2006 pursuant to paragraph (b) of Rule 485, and the supplement dated June 9, 2006 to the Prospectuses dated May 1, 2006 as filed June 5, 2006 pursuant to Rule 497 for the Class L and Class L - 4 Year contracts.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                                      AND

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                          CLASS L AND CLASS L - 4 YEAR
THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2006, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2006, AS REVISED JULY 28, 2006.

SAI-706CAL

TABLE OF CONTENTS                                                  PAGE


COMPANY ......................................................       2
EXPERTS ......................................................       2
CUSTODIAN ....................................................       3
DISTRIBUTION .................................................       3
     Reduction or Elimination of the Withdrawal Charge .......       4
CALCULATION OF PERFORMANCE INFORMATION .......................       4
     Total Return ............................................       4
     Historical Unit Values ..................................       5
     Reporting Agencies ......................................       5
ANNUITY PROVISIONS ...........................................       5
     Variable Annuity ........................................       5
     Fixed Annuity ...........................................       7
     Mortality and Expense Guarantee .........................       7
     Legal or Regulatory Restrictions on Transactions ........       7
TAX STATUS OF THE CONTRACTS ..................................       7
CONDENSED FINANCIAL INFORMATION ..............................       9
     Class L .................................................       9
     Class L-4 Year ..........................................      36
FINANCIAL STATEMENTS .........................................      48

COMPANY


MetLife Investors Insurance Company of California (MetLife Investors or the Company) was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company, the parent company of MetLife Investors Insurance Company of California. On December 31, 2002. MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.

MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


EXPERTS


The financial statements of MetLife Investors Insurance Company of California included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The financial statements of the sub-accounts of MetLife Investors Variable Annuity Account Five included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.

The consolidated financial statements of General American Life Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective January 1, 2004 and October 1, 2003, respectively), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.



CUSTODIAN

MetLife Investors Insurance Company of California, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION


Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                                 Aggregate Amount of
                                                 Commissions Retained
                     Aggregate Amount of         by Distributor After
                     Commissions Paid to         Payments to Selling
Fiscal year              Distributor                    Firms
-------------       ---------------------       ---------------------
2003                $11,225,106                 $0
2004                $ 9,014,241                 $0
2005                $ 7,986,011                 $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amount may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2005 ranged from $4,122,607 to $1,000. The amount of commissions paid to selected selling firms during 2005 ranged from $26,272,688 to $0. The amount of total compensation (includes non-commission and commission amounts) paid to selected selling firms during 2005 ranged from $30,302,543 to $1,000. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

A.G. Edwards & Sons, Inc.
Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services
Vision Investment Services
Wachovia Securities, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.



CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sale charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.



ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)    the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is     the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)    the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o  You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.



TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2005. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

CLASS L



                                 1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.844254              238.4259
  01/01/2002         to       12/31/2002           11.844254             8.441761           32,236.5223
  01/01/2003         to       12/31/2003            8.441761            11.525222           63,726.3156
  01/01/2004         to       12/31/2004           11.525222            12.059258           66,251.0715
  01/01/2005         to       12/31/2005           12.059258            12.836608           53,837.9898
============        ====      ==========           =========            =========           ===========
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998603            11.947733            5,150.8111
  01/01/2005         to       12/31/2005           11.947733            13.219561            2,863.1156
============        ====      ==========           =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.928158              138.0057
  01/01/2002         to       12/31/2002           10.928158             8.800051            4,208.4592
  01/01/2003         to       12/31/2003            8.800051            11.677183           44,026.6318
  01/01/2004         to       12/31/2004           11.677183            13.836033           42,486.4140
  01/01/2005         to       12/31/2005           13.836033            15.540154           42,899.5330
============        ====      ==========           =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            8.648464             7.293152              939.4582
  01/01/2002         to       12/31/2002            7.293152             5.174250           15,779.4743
  01/01/2003         to       12/31/2003            5.174250             6.659028           49,766.0829
  01/01/2004         to       12/31/2004            6.659028             7.099050           34,607.7350
  01/01/2005         to       12/31/2005            7.099050             7.927304           26,699.0050
============        ====      ==========           =========            =========           ===========

                               1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
  10/09/2001         to       12/31/2001           10.000000            10.983749               10.0000
  01/01/2002         to       12/31/2002           10.983749             9.630429           16,170.2015
  01/01/2003         to       12/31/2003            9.630429            11.946424           31,304.4354
  01/01/2004         to       12/31/2004           11.946424            13.436009           27,792.1182
  01/01/2005         to       12/31/2005           13.436009            14.274738           24,332.0918
============        ====      ==========           =========            =========           ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005         to       12/31/2005           10.246673            10.620284                0.0000
============        ====      ==========           =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/27/2001         to       12/31/2001           14.059023            13.949937                7.1129
  01/01/2002         to       12/31/2002           13.949937            13.636163           25,049.8966
  01/01/2003         to       12/31/2003           13.636163            15.974861           93,837.1839
  01/01/2004         to       12/31/2004           15.974861            16.987464           67,556.7501
  01/01/2005         to       12/31/2005           16.987464            16.951318           55,910.0225
============        ====      ==========           =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/27/2001         to       12/31/2001           42.815885            41.307768              166.5968
  01/01/2002         to       12/31/2002           41.307768            33.252421           30,738.9906
  01/01/2003         to       12/31/2003           33.252421            42.739368           70,261.7611
  01/01/2004         to       12/31/2004           42.739368            47.331015           62,820.7221
  01/01/2005         to       12/31/2005           47.331015            48.113781           55,189.7254
============        ====      ==========           =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.519967             8.364074               10.5042
  01/01/2002         to       12/31/2002            8.364074             7.252608           43,685.6100
  01/01/2003         to       12/31/2003            7.252608             9.415238           88,654.1769
  01/01/2004         to       12/31/2004            9.415238            11.066632           91,172.0397
  01/01/2005         to       12/31/2005           11.066632            12.667474           70,630.9588
============        ====      ==========           =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
  04/27/2001         to       12/31/2001           10.064193            10.133571                9.9362
  01/01/2002         to       12/31/2002           10.133571            10.071962           63,318.1851
  01/01/2003         to       12/31/2003           10.071962             9.945179           94,560.6732
  01/01/2004         to       12/31/2004            9.945179             9.839786           46,158.0547
  01/01/2005         to       04/30/2005            9.839786             9.843024                0.0000
============        ====      ==========           =========            =========           ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998603            12.807859            6,446.4602
  01/01/2005         to       12/31/2005           12.807859            14.265628            2,733.0791
============        ====      ==========           =========            =========           ===========

                               1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.472551             8.449647               10.5568
  01/01/2002         to       12/31/2002            8.449647             6.252226          106,485.5269
  01/01/2003         to       12/31/2003            6.252226             7.900513          250,800.1191
  01/01/2004         to       12/31/2004            7.900513             8.264379          252,191.7721
  01/01/2005         to       12/31/2005            8.264379             8.508515          210,861.0780
============        ====      ==========            ========             ========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.415006           48,202.9305
  01/01/2004         to       12/31/2004           10.415006            11.161632           34,033.4549
  01/01/2005         to       12/31/2005           11.161632            11.126223           21,828.0510
============        ====      ==========           =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.985193            10.514782               10.0148
  01/01/2002         to       12/31/2002           10.514782            11.298298           88,748.7348
  01/01/2003         to       12/31/2003           11.298298            11.586151          146,943.7161
  01/01/2004         to       12/31/2004           11.586151            11.957662          133,390.7257
  01/01/2005         to       12/31/2005           11.957662            12.020887          108,961.8489
============        ====      ==========           =========            =========          ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.145551             8.049480               10.9343
  01/01/2002         to       12/31/2002            8.049480             6.266710           19,138.0376
  01/01/2003         to       12/31/2003            6.266710             7.660639           32,080.3249
  01/01/2004         to       11/19/2004            7.660639             7.848858           27,275.3543
============        ====      ==========           =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  04/27/2001         to       12/31/2001            7.816198             6.080967               12.7939
  01/01/2002         to       12/31/2002            6.080967             2.945438            3,631.3751
  01/01/2003         to       12/31/2003            2.945438             4.562967           16,111.5719
  01/01/2004         to       12/31/2004            4.562967             4.292400           11,472.1124
  01/01/2005         to       12/31/2005            4.292400             4.685142            9,979.2697
============        ====      ==========           =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.586900             8.219849              340.4877
  01/01/2002         to       12/31/2002            8.219849             4.522374           45,806.4125
  01/01/2003         to       12/31/2003            4.522374             6.075262          161,269.5131
  01/01/2004         to       12/31/2004            6.075262             7.037135          143,335.9493
  01/01/2005         to       12/31/2005            7.037135             7.930868          130,859.0476
============        ====      ==========           =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.215979            9,511.2976
  01/01/2003         to       12/31/2003            8.215979            11.423529           54,452.5123
  01/01/2004         to       12/31/2004           11.423529            14.207228           38,275.0470
  01/01/2005         to       12/31/2005           14.207228            16.130528           28,987.5434
============        ====      ==========           =========            =========          ============

                               1.70% SEPARATE ACCOUNT PRODUCT CHARGES

                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004        to       12/31/2004            9.998603            11.092687            4,785.6205
   01/01/2005        to       12/31/2005           11.092687            12.144908            2,620.6503
=============       ====      ==========           =========            =========            ==========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005        to       12/31/2005            9.998603            10.454832                0.0000
=============       ====      ==========           =========            =========            ==========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.842768             9.926725           52,701.1306
=============       ====      ==========           =========            =========           ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/27/2001        to       12/31/2001           10.855312            10.135898              277.2913
   01/01/2002        to       12/31/2002           10.135898             8.315670           75,946.1278
   01/01/2003        to       12/31/2003            8.315670            10.688383          175,506.9183
   01/01/2004        to       12/31/2004           10.688383            11.783568          185,737.2064
   01/01/2005        to       12/31/2005           11.783568            12.759819          155,024.0049
=============       ====      ==========           =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/27/2001        to       12/31/2001           10.589457            11.923451                9.4434
   01/01/2002        to       12/31/2002           11.923451            10.659633           44,178.8917
   01/01/2003        to       12/31/2003           10.659633            13.868108           87,575.6747
   01/01/2004        to       12/31/2004           13.868108            14.949753           70,751.9192
   01/01/2005        to       12/31/2005           14.949753            16.125337           54,474.5589
=============       ====      ==========           =========            =========          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             7.612760           21,680.3635
   01/01/2003        to       12/31/2003            7.612760             9.706767           63,942.9772
   01/01/2004        to       12/31/2004            9.706767            10.395609           55,272.7615
   01/01/2005        to       12/31/2005           10.395609            11.604490           48,421.7516
=============       ====      ==========           =========            =========          ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001        to       12/31/2001           10.000000            10.842420              383.6098
   01/01/2002        to       12/31/2002           10.842420             8.259307           18,266.7010
   01/01/2003        to       12/31/2003            8.259307            10.383456           72,845.1360
   01/01/2004        to       12/31/2004           10.383456            11.257260           70,182.7741
   01/01/2005        to       12/31/2005           11.257260            11.552348           69,304.5700
=============       ====      ==========           =========            =========          ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           15.312463            15.266382                0.0000
=============       ====      ==========           =========            =========          ============

                               1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.300896            10.686465                0.0000
   01/01/2005        to       12/31/2005           10.686465            11.597451            6,530.6964
=============       ====      ==========           =========            =========            ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.101066            10.390505          202,134.1245
   01/01/2005        to       12/31/2005           10.390505            10.943400          295,798.4609
=============       ====      ==========           =========            =========          ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.941201            10.106683            6,538.5259
   01/01/2005        to       12/31/2005           10.106683            10.381937           10,511.1884
=============       ====      ==========           =========            =========          ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.240948            10.601382            4,547.8425
   01/01/2005        to       12/31/2005           10.601382            11.374262           34,685.1006
=============       ====      ==========           =========            =========          ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.011141            10.226876           37,033.1980
   01/01/2005        to       12/31/2005           10.226876            10.639422           36,853.8620
=============       ====      ==========           =========            =========          ============

CLASS L



                               1.80% SEPARATE ACCOUNT PRODUCT CHARGES

                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003        to       12/31/2003            8.653502            11.499598           29,885.4363
   01/01/2004        to       12/31/2004           11.499598            12.020385           65,374.1633
   01/01/2005        to       12/31/2005           12.020385            12.782480          103,726.7545
=============       ====      ==========           =========            =========          ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004        to       12/31/2004            9.998521            11.939720           19,927.7659
   01/01/2005        to       12/31/2005           11.939720            13.197536           13,382.7119
=============       ====      ==========           =========            =========          ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003        to       12/31/2003            8.697507            11.651185           52,992.1002
   01/01/2004        to       12/31/2004           11.651185            13.791399           81,939.9445
   01/01/2005        to       12/31/2005           13.791399            15.474588           64,552.7642
=============       ====      ==========           =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003        to       12/31/2003            5.459552             6.638491           64,580.0110
   01/01/2004        to       12/31/2004            6.638491             7.070062          261,246.4626
   01/01/2005        to       12/31/2005            7.070062             7.887068          217,160.1813
=============       ====      ==========           =========            =========          ============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003            9.668482            11.919827           37,622.6241
   01/01/2004        to       12/31/2004           11.919827            13.392661           36,713.5887
   01/01/2005        to       12/31/2005           13.392661            14.214507           23,291.8155
=============       ====      ==========           =========            =========          ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005        to       12/31/2005           10.246477            10.618538                0.0000
=============       ====      ==========           =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003        to       12/31/2003           14.573624            15.925780          141,489.9297
   01/01/2004        to       12/31/2004           15.925780            16.918301          154,166.9455
   01/01/2005        to       12/31/2005           16.918301            16.865474           96,907.9733
=============       ====      ==========           =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003        to       12/31/2003           34.264456            42.608637           60,853.9710
   01/01/2004        to       12/31/2004           42.608637            47.138957           97,968.4229
   01/01/2005        to       12/31/2005           47.138957            47.870784           81,951.4300
=============       ====      ==========           =========            =========          ============

                               1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003         to       12/31/2003            7.272616             9.386204           62,367.1300
  01/01/2004         to       12/31/2004            9.386204            11.021453          144,384.7077
  01/01/2005         to       12/31/2005           11.021453            12.607434          167,547.5556
============        ====      ==========           =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.011685             9.914562          119,443.0019
  01/01/2004         to       12/31/2004            9.914562             9.799660          113,854.5075
  01/01/2005         to       04/30/2005            9.799660             9.799690                0.0000
============        ====      ==========           =========            =========          ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998521            12.799274           27,245.8566
  01/01/2005         to       12/31/2005           12.799274            14.241861           61,575.1459
============        ====      ==========           =========            =========          ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.490541             7.876171          171,517.6121
  01/01/2004         to       12/31/2004            7.876171             8.230659          357,874.4935
  01/01/2005         to       12/31/2005            8.230659             8.465353          254,687.9887
============        ====      ==========           =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.408048          229,837.8347
  01/01/2004         to       12/31/2004           10.408048            11.142998          277,337.1341
  01/01/2005         to       12/31/2005           11.142998            11.096573          197,131.6708
============        ====      ==========           =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003         to       12/31/2003           11.515455            11.550473          347,214.2650
  01/01/2004         to       12/31/2004           11.550473            11.908891          398,329.9819
  01/01/2005         to       12/31/2005           11.908891            11.959923          314,209.9923
============        ====      ==========           =========            =========          ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.371611             7.637036           57,811.6374
  01/01/2004         to       11/19/2004            7.637036             7.817754           63,340.7647
============        ====      ==========           =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003         to       12/31/2003            3.277419             4.548861           12,007.6101
  01/01/2004         to       12/31/2004            4.548861             4.274839           35,521.3705
  01/01/2005         to       12/31/2005            4.274839             4.661325           26,737.4729
============        ====      ==========           =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            4.718127             6.056532          163,208.2613
  01/01/2004         to       12/31/2004            6.056532             7.008410          210,161.2161
  01/01/2005         to       12/31/2005            7.008410             7.890626          149,829.3541
============        ====      ==========           =========            =========          ============

                               1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003        to       12/31/2003            8.437663            11.404493           64,653.8402
   01/01/2004        to       12/31/2004           11.404493            14.169346           74,639.3149
   01/01/2005        to       12/31/2005           14.169346            16.071495           43,578.6208
=============       ====      ==========           =========            =========           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004        to       12/31/2004            9.998521            11.085242           18,620.0919
   01/01/2005        to       12/31/2005           11.085242            12.124664           13,123.5324
=============       ====      ==========           =========            =========           ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005        to       12/31/2005            9.998521            10.447819            2,255.5610
=============       ====      ==========           =========            =========           ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.799354             9.876390           79,544.2847
=============       ====      ==========           =========            =========           ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003        to       12/31/2003            8.484340            10.655482          168,382.9138
   01/01/2004        to       12/31/2004           10.655482            11.735525          271,643.7885
   01/01/2005        to       12/31/2005           11.735525            12.695134          277,020.8442
=============       ====      ==========           =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003           10.847497            13.825385           78,578.7303
   01/01/2004        to       12/31/2004           13.825385            14.888758           75,169.8605
   01/01/2005        to       12/31/2005           14.888758            16.043544           45,109.0658
=============       ====      ==========           =========            =========          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.036977             9.690594          102,806.5882
   01/01/2004        to       12/31/2004            9.690594            10.367887          142,638.4997
   01/01/2005        to       12/31/2005           10.367887            11.562016          102,774.4863
=============       ====      ==========           =========            =========          ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.574110            10.360344           48,771.7101
   01/01/2004        to       12/31/2004           10.360344            11.220948           60,678.3751
   01/01/2005        to       12/31/2005           11.220948            11.505159           68,951.0156
=============       ====      ==========           =========            =========          ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           15.152382            15.096769                0.0000
=============       ====      ==========           =========            =========          ============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.300361            10.684769           20,723.5113
   01/01/2005        to       12/31/2005           10.684769            11.584057           60,759.5812
=============       ====      ==========           =========            =========          ============

                               1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.100540           10.388855            410,680.2058
   01/01/2005        to       12/31/2005           10.388855           10.930758          1,203,844.2004
=============       ====      ==========           =========           =========          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.940683           10.105078                  0.0000
   01/01/2005        to       12/31/2005           10.105078           10.369941             19,604.2195
=============       ====      ==========           =========           =========          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.240415           10.599700            199,062.3500
   01/01/2005        to       12/31/2005           10.599700           11.361125            615,639.8342
=============       ====      ==========           =========           =========          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.010620           10.225252            123,942.8252
   01/01/2005        to       12/31/2005           10.225252           10.627130            568,705.7939
=============       ====      ==========           =========           =========          ==============

CLASS L



                               1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.840229               10.0000
  01/01/2002         to       12/31/2002           11.840229             8.426214           16,122.5558
  01/01/2003         to       12/31/2003            8.426214            11.486783           28,229.2107
  01/01/2004         to       12/31/2004           11.486783            12.000973           19,647.6519
  01/01/2005         to       12/31/2005           12.000973            12.755483           16,828.2149
============        ====      ==========           =========            =========           ===========
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998479            11.935719            4,541.9924
  01/01/2005         to       12/31/2005           11.935719            13.186545            2,102.8364
============        ====      ==========           =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.924432               10.0000
  01/01/2002         to       12/31/2002           10.924432             8.783853            9,798.6764
  01/01/2003         to       12/31/2003            8.783853            11.638223           36,057.8946
  01/01/2004         to       12/31/2004           11.638223            13.769159           23,570.3897
  01/01/2005         to       12/31/2005           13.769159            15.441940           19,479.6146
============        ====      ==========           =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            8.648464             7.285714               11.5627
  01/01/2002         to       12/31/2002            7.285714             5.161212           20,004.6643
  01/01/2003         to       12/31/2003            5.161212             6.632300           50,600.4916
  01/01/2004         to       12/31/2004            6.632300             7.059930           25,325.6106
  01/01/2005         to       12/31/2005            7.059930             7.871843           15,413.2740
============        ====      ==========           =========            =========           ===========
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
  10/09/2001         to       12/31/2001           10.000000            10.980009               10.0000
  01/01/2002         to       12/31/2002           10.980009             9.612701            4,152.1929
  01/01/2003         to       12/31/2003            9.612701            11.906570           19,886.0407
  01/01/2004         to       12/31/2004           11.906570            13.371066           10,509.4317
  01/01/2005         to       12/31/2005           13.371066            14.184521            6,175.3970
============        ====      ==========           =========            =========           ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005         to       12/31/2005           10.246380            10.617665                0.0000
============        ====      ==========           =========            =========           ===========

                                1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/27/2001         to       12/31/2001           14.059023            13.935729              904.7531
  01/01/2002         to       12/31/2002           13.935729            13.601843           23,760.7273
  01/01/2003         to       12/31/2003           13.601843            15.910789           57,706.7174
  01/01/2004         to       12/31/2004           15.910789            16.893911           36,923.8076
  01/01/2005         to       12/31/2005           16.893911            16.832770           19,007.2290
============        ====      ==========           =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/27/2001         to       12/31/2001           42.815885            41.265681              302.9208
  01/01/2002         to       12/31/2002           41.265681            33.168661           12,590.4288
  01/01/2003         to       12/31/2003           33.168661            42.567883           28,770.4322
  01/01/2004         to       12/31/2004           42.567883            47.070287           17,882.4024
  01/01/2005         to       12/31/2005           47.070287            47.777236           13,207.8483
============        ====      ==========           =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.519967             8.355529               10.5042
  01/01/2002         to       12/31/2002            8.355529             7.234336           23,640.9187
  01/01/2003         to       12/31/2003            7.234336             9.377452           30,501.5706
  01/01/2004         to       12/31/2004            9.377452            11.005663           28,654.5613
  01/01/2005         to       12/31/2005           11.005663            12.578868           16,336.4049
============        ====      ==========           =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
  04/27/2001         to       12/31/2001           10.064193            10.123246                9.9362
  01/01/2002         to       12/31/2002           10.123246            10.046614            3,899.6626
  01/01/2003         to       12/31/2003           10.046614             9.905288           13,533.8453
  01/01/2004         to       12/31/2004            9.905288             9.785589            6,527.3076
  01/01/2005         to       04/30/2005            9.785589             9.784024                0.0000
============        ====      ==========           =========            =========           ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998479            12.794986            6,815.4922
  01/01/2005         to       12/31/2005           12.794986            14.230000            2,722.6457
============        ====      ==========           =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.472551             8.441032               10.5568
  01/01/2002         to       12/31/2002            8.441032             6.236469           42,209.3298
  01/01/2003         to       12/31/2003            6.236469             7.868815          107,800.7995
  01/01/2004         to       12/31/2004            7.868815             8.218854           85,476.8401
  01/01/2005         to       12/31/2005            8.218854             8.449002           59,714.0507
============        ====      ==========           =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.404570           48,547.0639
  01/01/2004         to       12/31/2004           10.404570            11.133696           39,069.1618
  01/01/2005         to       12/31/2005           11.133696            11.081785           20,411.2429
============        ====      ==========           =========            =========          ============

                               1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.985193            10.504077            2,401.2573
  01/01/2002         to       12/31/2002           10.504077            11.269887           56,865.1624
  01/01/2003         to       12/31/2003           11.269887            11.539697          111,897.4793
  01/01/2004         to       12/31/2004           11.539697            11.891821           93,951.8384
  01/01/2005         to       12/31/2005           11.891821            11.936829           47,189.6470
============        ====      ==========           =========            =========          ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.145551             8.041271               10.9343
  01/01/2002         to       12/31/2002            8.041271             6.250922           12,545.3207
  01/01/2003         to       12/31/2003            6.250922             7.629894           22,832.7525
  01/01/2004         to       11/19/2004            7.629894             7.806990           16,154.1908
============        ====      ==========           =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  04/27/2001         to       12/31/2001            7.816198             6.074755               12.7939
  01/01/2002         to       12/31/2002            6.074755             2.937996            7,368.8706
  01/01/2003         to       12/31/2003            2.937996             4.544634            8,513.6880
  01/01/2004         to       12/31/2004            4.544634             4.268726            9,803.4780
  01/01/2005         to       12/31/2005            4.268726             4.652342            5,986.6452
============        ====      ==========           =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.586900             8.211448               10.4309
  01/01/2002         to       12/31/2002            8.211448             4.510946           27,893.3267
  01/01/2003         to       12/31/2003            4.510946             6.050840           54,904.9416
  01/01/2004         to       12/31/2004            6.050840             6.998318           32,078.6040
  01/01/2005         to       12/31/2005            6.998318             7.875340           16,264.1915
============        ====      ==========           =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.207727           12,965.3019
  01/01/2003         to       12/31/2003            8.207727            11.394974           44,066.6155
  01/01/2004         to       12/31/2004           11.394974            14.150432           28,511.5300
  01/01/2005         to       12/31/2005           14.150432            16.042051           21,238.9988
============        ====      ==========           =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998479            11.081524            1,664.4029
  01/01/2005         to       12/31/2005           11.081524            12.114562            1,287.8175
============        ====      ==========           =========            =========          ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005         to       12/31/2005            9.998479            10.444315                0.0000
============        ====      ==========           =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005         to       12/31/2005            9.783649             9.857293            5,188.6643
============        ====      ==========           =========            =========          ============

                               1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001         to       12/31/2001           10.855312            10.125565                9.2121
  01/01/2002         to       12/31/2002           10.125565             8.294725           40,122.5690
  01/01/2003         to       12/31/2003            8.294725            10.645503           93,251.6595
  01/01/2004         to       12/31/2004           10.645503            11.718663           59,000.8392
  01/01/2005         to       12/31/2005           11.718663            12.670581           44,207.9156
============        ====      ==========           =========            =========           ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001         to       12/31/2001           10.589457            11.911307                9.4434
  01/01/2002         to       12/31/2002           11.911307            10.632791           25,098.5267
  01/01/2003         to       12/31/2003           10.632791            13.812463           50,306.8603
  01/01/2004         to       12/31/2004           13.812463            14.867391           24,239.5929
  01/01/2005         to       12/31/2005           14.867391            16.012543           19,040.0157
============        ====      ==========           =========            =========           ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.605115           26,638.8705
  01/01/2003         to       12/31/2003            7.605115             9.682520           46,628.4287
  01/01/2004         to       12/31/2004            9.682520            10.354060           30,437.0721
  01/01/2005         to       12/31/2005           10.354060            11.540848           22,077.1227
============        ====      ==========           =========            =========           ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.838729               10.0000
  01/01/2002         to       12/31/2002           10.838729             8.244099           13,113.1869
  01/01/2003         to       12/31/2003            8.244099            10.348811           30,127.2780
  01/01/2004         to       12/31/2004           10.348811            11.202844           30,675.7012
  01/01/2005         to       12/31/2005           11.202844            11.479328           22,259.9211
============        ====      ==========           =========            =========           ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  05/01/2005         to       12/31/2005           15.072970            15.012670            1,485.1557
============        ====      ==========           =========            =========           ===========
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.300094            10.683922           58,272.9860
  01/01/2005         to       12/31/2005           10.683922            11.577371           60,884.2895
============        ====      ==========           =========            =========           ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.100278            10.388031          105,110.1233
  01/01/2005         to       12/31/2005           10.388031            10.924448          177,168.2942
============        ====      ==========           =========            =========          ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004            9.940425            10.104276                0.0000
  01/01/2005         to       12/31/2005           10.104276            10.363953                0.0000
============        ====      ==========           =========            =========          ============

                               1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004          10.240149            10.598859           193,257.4719
   01/01/2005        to       12/31/2005          10.598859            11.354567           208,420.4119
=============       ====      ==========          =========            =========           ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004          10.010360            10.224440            89,882.7923
   01/01/2005        to       12/31/2005          10.224440            10.620994           181,023.1491
=============       ====      ==========          =========            =========           ============

CLASS L



                               1.95% SEPARATE ACCOUNT PRODUCT CHARGES

                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003        to       12/31/2003            8.633255            11.461223           33,881.6914
   01/01/2004        to       12/31/2004           11.461223            11.962265           39,272.8328
   01/01/2005        to       12/31/2005           11.962265            12.701673           27,390.0691
=============       ====      ==========           =========            =========           ===========
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004        to       12/31/2004            9.998397            11.927714           13,117.6965
   01/01/2005        to       12/31/2005           11.927714            13.164574           14,942.1157
=============       ====      ==========           =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003        to       12/31/2003            8.677177            11.612325           45,554.1178
   01/01/2004        to       12/31/2004           11.612325            13.724756           51,262.8568
   01/01/2005        to       12/31/2005           13.724756            15.376806           48,715.3119
=============       ====      ==========           =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003        to       12/31/2003            5.445302             6.614545           69,319.2373
   01/01/2004        to       12/31/2004            6.614545             7.033972           60,707.6907
   01/01/2005        to       12/31/2005            7.033972             7.835087           34,870.7707
=============       ====      ==========           =========            =========           ===========
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003            9.645900            11.880101           27,183.1320
   01/01/2004        to       12/31/2004           11.880101            13.327972           24,918.9466
   01/01/2005        to       12/31/2005           13.327972            14.124717           17,423.2529
=============       ====      ==========           =========            =========           ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005        to       12/31/2005           10.246184            10.615920                0.0000
=============       ====      ==========           =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003        to       12/31/2003           14.535517            15.868232           69,476.5574
   01/01/2004        to       12/31/2004           15.868232            16.831840           70,568.4381
   01/01/2005        to       12/31/2005           16.831840            16.754206           55,579.8667
=============       ====      ==========           =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003        to       12/31/2003           34.174237            42.453930           37,846.2640
   01/01/2004        to       12/31/2004           42.453930            46.897242           32,994.3081
   01/01/2005        to       12/31/2005           46.897242            47.554144           30,929.3657
=============       ====      ==========           =========            =========           ===========

                               1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003         to       12/31/2003            7.253635             9.352342           34,615.2485
  01/01/2004         to       12/31/2004            9.352342            10.965198           57,009.2991
  01/01/2005         to       12/31/2005           10.965198            12.520131           47,138.0838
============        ====      ==========           =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
  05/01/2003         to       12/31/2003            9.985579             9.878798           37,506.1932
  01/01/2004         to       12/31/2004            9.878798             9.749636           17,774.6124
  01/01/2005         to       04/30/2005            9.749636             9.744900                0.0000
============        ====      ==========           =========            =========           ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998397            12.786410           21,135.1193
  01/01/2005         to       12/31/2005           12.786410            14.206292           18,678.6624
============        ====      ==========           =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.473585             7.847734          114,501.1419
  01/01/2004         to       12/31/2004            7.847734             8.188620          159,638.1738
  01/01/2005         to       12/31/2005            8.188620             8.409532          129,008.7682
============        ====      ==========           =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.397609           58,514.4465
  01/01/2004         to       12/31/2004           10.397609            11.115098          112,817.1060
  01/01/2005         to       12/31/2005           11.115098            11.052243           91,851.6551
============        ====      ==========           =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003         to       12/31/2003           11.485434            11.508812           70,011.4157
  01/01/2004         to       12/31/2004           11.508812            11.848106           72,784.1535
  01/01/2005         to       12/31/2005           11.848106            11.881093           81,427.9624
============        ====      ==========           =========            =========          ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.354971             7.609468           36,457.8670
  01/01/2004         to       11/19/2004            7.609468             7.779203           37,806.7887
============        ====      ==========           =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003         to       12/31/2003            3.268861             4.532449           13,074.4898
  01/01/2004         to       12/31/2004            4.532449             4.253011           22,659.3566
  01/01/2005         to       12/31/2005            4.253011             4.630596           12,525.1203
============        ====      ==========           =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            4.705778             6.034637           86,122.2993
  01/01/2004         to       12/31/2004            6.034637             6.972583           69,651.0572
  01/01/2005         to       12/31/2005            6.972583             7.838563           62,185.4279
============        ====      ==========           =========            =========          ============

                               1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003        to       12/31/2003            8.425003            11.375998           44,589.1117
   01/01/2004        to       12/31/2004           11.375998            14.112717           49,760.0930
   01/01/2005        to       12/31/2005           14.112717            15.983358           40,805.2507
=============       ====      ==========           =========            =========           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004        to       12/31/2004            9.998397            11.074086           10,185.5232
   01/01/2005        to       12/31/2005           11.074086            12.094369            6,167.5590
=============       ====      ==========           =========            =========           ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005        to       12/31/2005            9.998397            10.437309                0.0000
=============       ====      ==========           =========            =========           ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.744446             9.811288           16,389.2016
=============       ====      ==========           =========            =========           ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003        to       12/31/2003            8.462180            10.617019           95,659.5797
   01/01/2004        to       12/31/2004           10.617019            11.675597          119,859.8893
   01/01/2005        to       12/31/2005           11.675597            12.611440          129,939.1347
=============       ====      ==========           =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003           10.819204            13.775530           61,821.7550
   01/01/2004        to       12/31/2004           13.775530            14.812774           53,343.8305
   01/01/2005        to       12/31/2005           14.812774            15.937823           44,827.7630
=============       ====      ==========           =========            =========          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.024909             9.666362           58,854.4144
   01/01/2004        to       12/31/2004            9.666362            10.326422           55,328.1657
   01/01/2005        to       12/31/2005           10.326422            11.498576           47,994.6670
=============       ====      ==========           =========            =========          ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.554059            10.325768            6,556.8589
   01/01/2004        to       12/31/2004           10.325768            11.166699           73,023.6797
   01/01/2005        to       12/31/2005           11.166699            11.430888           88,979.3788
=============       ====      ==========           =========            =========          ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           14.915392            14.845874                0.0000
=============       ====      ==========           =========            =========          ============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.299558            10.682226           67,763.8261
   01/01/2005        to       12/31/2005           10.682226            11.564000           78,477.0084
=============       ====      ==========           =========            =========          ============

                               1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.099752           10.386382           285,997.2739
   01/01/2005        to       12/31/2005           10.386382           10.911828           759,848.7592
=============       ====      ==========           =========           =========           ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.939907           10.102671            12,063.2264
   01/01/2005        to       12/31/2005           10.102671           10.351978            26,787.9271
=============       ====      ==========           =========           =========           ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.239617           10.597177           557,826.7171
   01/01/2005        to       12/31/2005           10.597177           11.341452           798,199.2440
=============       ====      ==========           =========           =========           ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.009839           10.222816            80,119.5795
   01/01/2005        to       12/31/2005           10.222816           10.608723           155,382.1150
=============       ====      ==========           =========           =========           ============

CLASS L



                               2.05% SEPARATE ACCOUNT PRODUCT CHARGES

                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003        to       12/31/2003            8.619794            11.435723           16,527.3741
   01/01/2004        to       12/31/2004           11.435723            11.923685            5,118.6215
   01/01/2005        to       12/31/2005           11.923685            12.648094            3,140.6678
=============       ====      ==========           =========            =========           ===========
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004        to       12/31/2004            9.998315            11.919714            1,289.0714
   01/01/2005        to       12/31/2005           11.919714            13.142639            1,076.2170
=============       ====      ==========           =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003        to       12/31/2003            8.663648            11.586477           22,013.0763
   01/01/2004        to       12/31/2004           11.586477            13.680486            7,830.8175
   01/01/2005        to       12/31/2005           13.680486            15.311936            8,916.8933
=============       ====      ==========           =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003        to       12/31/2003            5.430761             6.592476           41,796.4769
   01/01/2004        to       12/31/2004            6.592476             7.003478           23,966.6841
   01/01/2005        to       12/31/2005            7.003478             7.793346           25,057.3892
=============       ====      ==========           =========            =========           ===========
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003            9.630857            11.853651            9,909.6777
   01/01/2004        to       12/31/2004           11.853651            13.284973            4,533.2035
   01/01/2005        to       12/31/2005           13.284973            14.065118            5,279.0037
=============       ====      ==========           =========            =========           ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005        to       12/31/2005           10.245988            10.614176                0.0000
=============       ====      ==========           =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003        to       12/31/2003           14.496862            15.815460           15,242.3928
   01/01/2004        to       12/31/2004           15.815460            16.759052            8,550.4680
   01/01/2005        to       12/31/2005           16.759052            16.665125            9,832.1153
=============       ====      ==========           =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003        to       12/31/2003           34.083842            42.313390           21,514.0001
   01/01/2004        to       12/31/2004           42.313390            46.695155           14,669.3149
   01/01/2005        to       12/31/2005           46.695155            47.302031           14,682.6669
=============       ====      ==========           =========            =========           ===========

                                2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003         to       12/31/2003            7.234293             9.321176            2,804.3310
  01/01/2004         to       12/31/2004            9.321176            10.917708            5,009.2498
  01/01/2005         to       12/31/2005           10.917708            12.453487            3,711.3998
============        ====      ==========           =========            =========            ==========
 MONEY MARKET SUB-ACCOUNT
  05/01/2003         to       12/31/2003            9.958944             9.845860           23,401.3729
  01/01/2004         to       12/31/2004            9.845860             9.707388           36,716.8708
  01/01/2005         to       04/30/2005            9.707388             9.699509                0.0000
============        ====      ==========           =========            =========           ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998315            12.777839            1,698.9194
  01/01/2005         to       12/31/2005           12.777839            14.182623            1,527.3641
============        ====      ==========           =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.456318             7.821582           49,824.0528
  01/01/2004         to       12/31/2004            7.821582             8.153153           18,508.2718
  01/01/2005         to       12/31/2005            8.153153             8.364763           18,991.3243
============        ====      ==========           =========            =========           ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.390659           16,679.0943
  01/01/2004         to       12/31/2004           10.390659            11.096537            9,583.8752
  01/01/2005         to       12/31/2005           11.096537            11.022786           23,328.1700
============        ====      ==========           =========            =========           ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003         to       12/31/2003           11.454792            11.470430           59,385.4129
  01/01/2004         to       12/31/2004           11.470430            11.796756           59,353.5524
  01/01/2005         to       12/31/2005           11.796756            11.817806           76,394.0280
============        ====      ==========           =========            =========           ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.338018             7.584109            4,183.6432
  01/01/2004         to       11/19/2004            7.584109             7.746419            3,092.9512
============        ====      ==========           =========            =========           ===========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003         to       12/31/2003            3.260120             4.517320              561.6607
  01/01/2004         to       12/31/2004            4.517320             4.234564            1,382.5951
  01/01/2005         to       12/31/2005            4.234564             4.605918            5,388.6093
============        ====      ==========           =========            =========           ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            4.693210             6.014504           17,091.7506
  01/01/2004         to       12/31/2004            6.014504             6.942358            4,134.5163
  01/01/2005         to       12/31/2005            6.942358             7.796808            3,156.6210
============        ====      ==========           =========            =========           ===========

                               2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003        to       12/31/2003            8.416567            11.357032           15,518.3779
   01/01/2004        to       12/31/2004           11.357032            14.075075            4,148.4547
   01/01/2005        to       12/31/2005           14.075075            15.924850            3,705.8721
=============       ====      ==========           =========            =========           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004        to       12/31/2004            9.998315            11.066653              944.0547
   01/01/2005        to       12/31/2005           11.066653            12.074209            1,008.2994
=============       ====      ==========           =========            =========           ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005        to       12/31/2005            9.998315            10.430310            2,293.1744
=============       ====      ==========           =========            =========           ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.698978             9.759037           26,640.1823
=============       ====      ==========           =========            =========           ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003        to       12/31/2003            8.439600            10.581621           42,791.8820
   01/01/2004        to       12/31/2004           10.581621            11.625009           29,660.1581
   01/01/2005        to       12/31/2005           11.625009            12.544286           30,891.3113
=============       ====      ==========           =========            =========           ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003           10.790361            13.729638           39,761.3917
   01/01/2004        to       12/31/2004           13.729638            14.748628           29,664.2712
   01/01/2005        to       12/31/2005           14.748628            15.852993           31,054.6960
=============       ====      ==========           =========            =========           ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.016878             9.650244           17,861.2693
   01/01/2004        to       12/31/2004            9.650244            10.298871            5,227.1116
   01/01/2005        to       12/31/2005           10.298871            11.456474            4,666.9809
=============       ====      ==========           =========            =========           ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.540735            10.302806           29,777.9301
   01/01/2004        to       12/31/2004           10.302806            11.130703           45,028.8552
   01/01/2005        to       12/31/2005           11.130703            11.382685           47,180.8013
=============       ====      ==========           =========            =========           ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           14.759517            14.680991                0.0000
=============       ====      ==========           =========            =========           ===========
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.299023            10.680531           28,528.5081
   01/01/2005        to       12/31/2005           10.680531            11.550645           38,734.2824
=============       ====      ==========           =========            =========           ===========

                               2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.099227           10.384732             1,720.8083
   01/01/2005        to       12/31/2005           10.384732           10.899222            84,052.1169
=============       ====      ==========           =========           =========            ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.939390           10.101066                 0.0000
   01/01/2005        to       12/31/2005           10.101066           10.340016                 0.0000
=============       ====      ==========           =========           =========            ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.239085           10.595495           238,796.3296
   01/01/2005        to       12/31/2005           10.595495           11.328352           327,650.2096
=============       ====      ==========           =========           =========           ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.009318           10.221193             5,189.8661
   01/01/2005        to       12/31/2005           10.221193           10.596466            11,023.8437
=============       ====      ==========           =========           =========           ============

CLASS L




                               2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.833517               10.0000
  01/01/2002         to       12/31/2002           11.833517             8.400363            1,417.0016
  01/01/2003         to       12/31/2003            8.400363            11.423010              641.9661
  01/01/2004         to       12/31/2004           11.423010            11.904457              381.7238
  01/01/2005         to       12/31/2005           11.904457            12.621405              189.8980
============        ====      ==========           =========            =========            ==========
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998274            11.915717              821.5461
  01/01/2005         to       12/31/2005           11.915717            13.131686              338.5281
============        ====      ==========           =========            =========            ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.918227               10.0000
  01/01/2002         to       12/31/2002           10.918227             8.756916              432.1212
  01/01/2003         to       12/31/2003            8.756916            11.573593            1,232.7649
  01/01/2004         to       12/31/2004           11.573593            13.658428            1,388.6131
  01/01/2005         to       12/31/2005           13.658428            15.279629            1,106.8697
============        ====      ==========           =========            =========            ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            8.648464             7.273333               11.5627
  01/01/2002         to       12/31/2002            7.273333             5.139555              429.2750
  01/01/2003         to       12/31/2003            5.139555             6.587999            3,723.4916
  01/01/2004         to       12/31/2004            6.587999             6.995213            4,292.8233
  01/01/2005         to       12/31/2005            6.995213             7.780271            3,901.3076
============        ====      ==========           =========            =========            ==========
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
  10/09/2001         to       12/31/2001           10.000000            10.973778               10.0000
  01/01/2002         to       12/31/2002           10.973778             9.583231              446.3510
  01/01/2003         to       12/31/2003            9.583231            11.840454            1,823.8013
  01/01/2004         to       12/31/2004           11.840454            13.263532            1,899.6210
  01/01/2005         to       12/31/2005           13.263532            14.035421            1,235.3380
============        ====      ==========           =========            =========            ==========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005         to       12/31/2005           10.245890            10.613303                0.0000
============        ====      ==========           =========            =========            ==========

                               2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/27/2001         to       12/31/2001           14.059023            13.912076                7.1129
  01/01/2002         to       12/31/2002           13.912076            13.544852            5,698.6798
  01/01/2003         to       12/31/2003           13.544852            15.804598            6,010.9072
  01/01/2004         to       12/31/2004           15.804598            16.739148            6,886.5733
  01/01/2005         to       12/31/2005           16.739148            16.637034            4,194.5064
============        ====      ==========           =========            =========            ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/27/2001         to       12/31/2001           42.815885            41.195623                2.3356
  01/01/2002         to       12/31/2002           41.195623            33.029514            1,297.1596
  01/01/2003         to       12/31/2003           33.029514            42.283588            1,850.4923
  01/01/2004         to       12/31/2004           42.283588            46.638882            1,932.5895
  01/01/2005         to       12/31/2005           46.638882            47.221474            1,355.5018
============        ====      ==========           =========            =========            ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.519967             8.341342               10.5042
  01/01/2002         to       12/31/2002            8.341342             7.203994            3,223.6713
  01/01/2003         to       12/31/2003            7.203994             9.314826            2,263.0753
  01/01/2004         to       12/31/2004            9.314826            10.904804            4,496.9153
  01/01/2005         to       12/31/2005           10.904804            12.432570            2,378.2861
============        ====      ==========           =========            =========            ==========
 MONEY MARKET SUB-ACCOUNT
  04/27/2001         to       12/31/2001           10.064193            10.106064            6,121.0951
  01/01/2002         to       12/31/2002           10.106064            10.004520            1,077.8202
  01/01/2003         to       12/31/2003           10.004520             9.839155            1,727.6179
  01/01/2004         to       12/31/2004            9.839155             9.695915            1,516.5957
  01/01/2005         to       04/30/2005            9.695915             9.686465                0.0000
============        ====      ==========           =========            =========            ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998274            12.773556            1,646.9294
  01/01/2005         to       12/31/2005           12.773556            14.170803              658.5662
============        ====      ==========           =========            =========            ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.472551             8.426695               10.5568
  01/01/2002         to       12/31/2002            8.426695             6.210289            4,954.9408
  01/01/2003         to       12/31/2003            6.210289             7.816236            8,026.7037
  01/01/2004         to       12/31/2004            7.816236             8.143496           11,332.5115
  01/01/2005         to       12/31/2005            8.143496             8.350692            7,329.5235
============        ====      ==========           =========            =========           ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.387187            6,183.2691
  01/01/2004         to       12/31/2004           10.387187            11.087270            8,411.0018
  01/01/2005         to       12/31/2005           11.087270            11.008089            4,981.3900
============        ====      ==========           =========            =========           ===========

                               2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.985193            10.486253               10.0148
  01/01/2002         to       12/31/2002           10.486253            11.222686            9,837.4586
  01/01/2003         to       12/31/2003           11.222686            11.462669           30,559.1246
  01/01/2004         to       12/31/2004           11.462669            11.782865           32,043.4630
  01/01/2005         to       12/31/2005           11.782865            11.798004           29,672.3010
============        ====      ==========           =========            =========           ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.145551             8.027613               10.9343
  01/01/2002         to       12/31/2002            8.027613             6.224695            4,650.9967
  01/01/2003         to       12/31/2003            6.224695             7.578934            3,870.3066
  01/01/2004         to       11/19/2004            7.578934             7.737709            2,617.1960
============        ====      ==========           =========            =========           ===========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  04/27/2001         to       12/31/2001            7.816198             6.064428               12.7939
  01/01/2002         to       12/31/2002            6.064428             2.925649              280.0430
  01/01/2003         to       12/31/2003            2.925649             4.514266              389.4450
  01/01/2004         to       12/31/2004            4.514266             4.229578                0.0000
  01/01/2005         to       12/31/2005            4.229578             4.598203                0.0000
============        ====      ==========           =========            =========           ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.586900             8.197496               10.4309
  01/01/2002         to       12/31/2002            8.197496             4.492007              394.3547
  01/01/2003         to       12/31/2003            4.492007             6.010409            4,169.8562
  01/01/2004         to       12/31/2004            6.010409             6.934155            5,792.2203
  01/01/2005         to       12/31/2005            6.934155             7.783715            3,615.5355
============        ====      ==========           =========            =========           ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.194000            1,656.9866
  01/01/2003         to       12/31/2003            8.194000            11.347568            2,978.6212
  01/01/2004         to       12/31/2004           11.347568            14.056302            2,757.9527
  01/01/2005         to       12/31/2005           14.056302            15.895686            1,921.3617
============        ====      ==========           =========            =========           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998274            11.062939                0.0000
  01/01/2005         to       12/31/2005           11.062939            12.064142                0.0000
============        ====      ==========           =========            =========           ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005         to       12/31/2005            9.998274            10.426811                0.0000
============        ====      ==========           =========            =========           ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005         to       12/31/2005            9.685895             9.742643            1,513.7153
============        ====      ==========           =========            =========           ===========

                               2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001         to       12/31/2001           10.855312            10.108370                9.2121
  01/01/2002         to       12/31/2002           10.108370             8.259938            4,398.5774
  01/01/2003         to       12/31/2003            8.259938            10.574416            3,426.7741
  01/01/2004         to       12/31/2004           10.574416            11.611272            4,511.9918
  01/01/2005         to       12/31/2005           11.611272            12.523219            2,922.6975
============        ====      ==========           =========            =========            ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001         to       12/31/2001           10.589457            11.891112                9.4434
  01/01/2002         to       12/31/2002           11.891112            10.588230            1,941.4794
  01/01/2003         to       12/31/2003           10.588230            13.720284            4,148.9679
  01/01/2004         to       12/31/2004           13.720284            14.731192            2,519.6432
  01/01/2005         to       12/31/2005           14.731192            15.826360            2,277.7409
============        ====      ==========           =========            =========            ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.592378            2,648.3739
  01/01/2003         to       12/31/2003            7.592378             9.642193            4,083.1136
  01/01/2004         to       12/31/2004            9.642193            10.285121            4,233.3197
  01/01/2005         to       12/31/2005           10.285121            11.435478            3,030.9562
============        ====      ==========           =========            =========            ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.832576               10.0000
  01/01/2002         to       12/31/2002           10.832576             8.218811               10.0000
  01/01/2003         to       12/31/2003            8.218811            10.291333                0.0000
  01/01/2004         to       12/31/2004           10.291333            11.112736                0.0000
  01/01/2005         to       12/31/2005           11.112736            11.358647                0.0000
============        ====      ==========           =========            =========            ==========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  05/01/2005         to       12/31/2005           14.682163            14.599207                0.0000
============        ====      ==========           =========            =========            ==========
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.298755            10.679684            5,040.4488
  01/01/2005         to       12/31/2005           10.679684            11.543973            5,024.4176
============        ====      ==========           =========            =========            ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.098965            10.383908           11,789.4967
  01/01/2005         to       12/31/2005           10.383908            10.892925           26,485.1427
============        ====      ==========           =========            =========           ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004            9.939131            10.100263                0.0000
  01/01/2005         to       12/31/2005           10.100263            10.334041                0.0000
============        ====      ==========           =========            =========           ===========

                               2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004          10.238819            10.594654            29,613.8813
   01/01/2005        to       12/31/2005          10.594654            11.321808            29,476.2316
=============       ====      ==========          =========            =========            ===========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004          10.009058            10.220381             7,521.7814
   01/01/2005        to       12/31/2005          10.220381            10.590343             8,603.5844
=============       ====      ==========          =========            =========            ===========

CLASS L-4 YEAR




                               1.80% SEPARATE ACCOUNT PRODUCT CHARGES

                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.561402            12.020385           65,374.1633
   01/01/2005        to       12/31/2005           12.020385            12.782480          103,726.7545
=============       ====      ==========           =========            =========          ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.482833            11.939720           19,927.7659
   01/01/2005        to       12/31/2005           11.939720            13.197536           13,382.7119
=============       ====      ==========           =========            =========          ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004        to       12/31/2004           13.198155            13.791399           81,939.9445
   01/01/2005        to       12/31/2005           13.791399            15.474588           64,552.7642
=============       ====      ==========           =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004            6.793960             7.070062          261,246.4626
   01/01/2005        to       12/31/2005            7.070062             7.887068          217,160.1813
=============       ====      ==========           =========            =========          ============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   11/22/2004        to       12/31/2004           13.046235            13.392661           36,713.5887
   01/01/2005        to       12/31/2005           13.392661            14.214507           23,291.8155
=============       ====      ==========           =========            =========          ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005        to       12/31/2005           10.246477            10.618538                0.0000
=============       ====      ==========           =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           16.744634            16.918301          154,166.9455
   01/01/2005        to       12/31/2005           16.918301            16.865474           96,907.9733
=============       ====      ==========           =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004        to       12/31/2004           45.552073            47.138957           97,968.4229
   01/01/2005        to       12/31/2005           47.138957            47.870784           81,951.4300
=============       ====      ==========           =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.453108            11.021453          144,384.7077
   01/01/2005        to       12/31/2005           11.021453            12.607434          167,547.5556
=============       ====      ==========           =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.804967             9.799660          113,854.5075
   01/01/2005        to       04/30/2005            9.799660             9.799690                0.0000
=============       ====      ==========           =========            =========          ============

                               1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.859050            12.799274           27,245.8566
   01/01/2005        to       12/31/2005           12.799274            14.241861           61,575.1459
=============       ====      ==========           =========            =========          ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004        to       12/31/2004            8.008326             8.230659          357,874.4935
   01/01/2005        to       12/31/2005            8.230659             8.465353          254,687.9887
=============       ====      ==========           =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.157290            11.142998          277,337.1341
   01/01/2005        to       12/31/2005           11.142998            11.096573          197,131.6708
=============       ====      ==========           =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.858035            11.908891          398,329.9819
   01/01/2005        to       12/31/2005           11.908891            11.959923          314,209.9923
=============       ====      ==========           =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            4.158328             4.274839           35,521.3705
   01/01/2005        to       12/31/2005            4.274839             4.661325           26,737.4729
=============       ====      ==========           =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004            6.739890             7.008410          210,161.2161
   01/01/2005        to       12/31/2005            7.008410             7.890626          149,829.3541
=============       ====      ==========           =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           13.590338            14.169346           74,639.3149
   01/01/2005        to       12/31/2005           14.169346            16.071495           43,578.6208
=============       ====      ==========           =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.473024            11.085242           18,620.0919
   01/01/2005        to       12/31/2005           11.085242            12.124664           13,123.5324
=============       ====      ==========           =========            =========          ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005        to       12/31/2005            9.998521            10.447819            2,255.5610
=============       ====      ==========           =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.799354             9.876390           79,544.2847
=============       ====      ==========           =========            =========          ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004        to       12/31/2004           11.439979            11.735525          271,643.7885
   01/01/2005        to       12/31/2005           11.735525            12.695134          277,020.8442
=============       ====      ==========           =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004           14.484727            14.888758           75,169.8605
   01/01/2005        to       12/31/2005           14.888758            16.043544           45,109.0658
=============       ====      ==========           =========            =========          ============

                               1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004           10.005217           10.367887             142,638.4997
   01/01/2005        to       12/31/2005           10.367887           11.562016             102,774.4863
=============       ====      ==========           =========           =========           ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004           10.907257           11.220948              60,678.3751
   01/01/2005        to       12/31/2005           11.220948           11.505159              68,951.0156
=============       ====      ==========           =========           =========           ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           15.152382           15.096769                   0.0000
=============       ====      ==========           =========           =========           ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.300361           10.684769              20,723.5113
   01/01/2005        to       12/31/2005           10.684769           11.584057              60,759.5812
=============       ====      ==========           =========           =========           ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.100540           10.388855             410,680.2058
   01/01/2005        to       12/31/2005           10.388855           10.930758           1,203,844.2004
=============       ====      ==========           =========           =========           ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.940683           10.105078                   0.0000
   01/01/2005        to       12/31/2005           10.105078           10.369941              19,604.2195
=============       ====      ==========           =========           =========           ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.240415           10.599700             199,062.3500
   01/01/2005        to       12/31/2005           10.599700           11.361125             615,639.8342
=============       ====      ==========           =========           =========           ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.010620           10.225252             123,942.8252
   01/01/2005        to       12/31/2005           10.225252           10.627130             568,705.7939
=============       ====      ==========           =========           =========           ==============

CLASS L-4 YEAR



                               1.85% SEPARATE ACCOUNT PRODUCT CHARGES

                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.543348            12.000973           19,647.6519
   01/01/2005        to       12/31/2005           12.000973            12.755483           16,828.2149
=============       ====      ==========           =========            =========           ===========
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.479597            11.935719            4,541.9924
   01/01/2005        to       12/31/2005           11.935719            13.186545            2,102.8364
=============       ====      ==========           =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004        to       12/31/2004           13.177573            13.769159           23,570.3897
   01/01/2005        to       12/31/2005           13.769159            15.441940           19,479.6146
=============       ====      ==========           =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004            6.784586             7.059930           25,325.6106
   01/01/2005        to       12/31/2005            7.059930             7.871843           15,413.2740
=============       ====      ==========           =========            =========           ===========
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   11/22/2004        to       12/31/2004           13.025894            13.371066           10,509.4317
   01/01/2005        to       12/31/2005           13.371066            14.184521            6,175.3970
=============       ====      ==========           =========            =========           ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005        to       12/31/2005           10.246380            10.617665                0.0000
=============       ====      ==========           =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           16.721387            16.893911           36,923.8076
   01/01/2005        to       12/31/2005           16.893911            16.832770           19,007.2290
=============       ====      ==========           =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004        to       12/31/2004           45.488140            47.070287           17,882.4024
   01/01/2005        to       12/31/2005           47.070287            47.777236           13,207.8483
=============       ====      ==========           =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.438688            11.005663           28,654.5613
   01/01/2005        to       12/31/2005           11.005663            12.578868           16,336.4049
=============       ====      ==========           =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.791411             9.785589            6,527.3076
   01/01/2005        to       04/30/2005            9.785589             9.784024                0.0000
=============       ====      ==========           =========            =========           ===========

                               1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.855709            12.794986            6,815.4922
   01/01/2005        to       12/31/2005           12.794986            14.230000            2,722.6457
=============       ====      ==========           =========            =========            ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004        to       12/31/2004            7.997267             8.218854           85,476.8401
   01/01/2005        to       12/31/2005            8.218854             8.449002           59,714.0507
=============       ====      ==========           =========            =========           ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.148571            11.133696           39,069.1618
   01/01/2005        to       12/31/2005           11.133696            11.081785           20,411.2429
=============       ====      ==========           =========            =========           ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.841670            11.891821           93,951.8384
   01/01/2005        to       12/31/2005           11.891821            11.936829           47,189.6470
=============       ====      ==========           =========            =========           ===========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            4.152603             4.268726            9,803.4780
   01/01/2005        to       12/31/2005            4.268726             4.652342            5,986.6452
=============       ====      ==========           =========            =========           ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004            6.730543             6.998318           32,078.6040
   01/01/2005        to       12/31/2005            6.998318             7.875340           16,264.1915
=============       ====      ==========           =========            =========           ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           13.572920            14.150432           28,511.5300
   01/01/2005        to       12/31/2005           14.150432            16.042051           21,238.9988
=============       ====      ==========           =========            =========           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.470070            11.081524            1,664.4029
   01/01/2005        to       12/31/2005           11.081524            12.114562            1,287.8175
=============       ====      ==========           =========            =========           ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005        to       12/31/2005            9.998479            10.444315                0.0000
=============       ====      ==========           =========            =========           ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.783649             9.857293            5,188.6643
=============       ====      ==========           =========            =========           ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004        to       12/31/2004           11.424151            11.718663           59,000.8392
   01/01/2005        to       12/31/2005           11.718663            12.670581           44,207.9156
=============       ====      ==========           =========            =========           ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004           14.464712            14.867391           24,239.5929
   01/01/2005        to       12/31/2005           14.867391            16.012543           19,040.0157
=============       ====      ==========           =========            =========           ===========

                               1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004            9.992406           10.354060            30,437.0721
   01/01/2005        to       12/31/2005           10.354060           11.540848            22,077.1227
=============       ====      ==========           =========           =========            ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004           10.890240           11.202844            30,675.7012
   01/01/2005        to       12/31/2005           11.202844           11.479328            22,259.9211
=============       ====      ==========           =========           =========            ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           15.072970           15.012670             1,485.1557
=============       ====      ==========           =========           =========            ===========
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.300094           10.683922            58,272.9860
   01/01/2005        to       12/31/2005           10.683922           11.577371            60,884.2895
=============       ====      ==========           =========           =========            ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.100278           10.388031           105,110.1233
   01/01/2005        to       12/31/2005           10.388031           10.924448           177,168.2942
=============       ====      ==========           =========           =========           ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.940425           10.104276                 0.0000
   01/01/2005        to       12/31/2005           10.104276           10.363953                 0.0000
=============       ====      ==========           =========           =========           ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.240149           10.598859           193,257.4719
   01/01/2005        to       12/31/2005           10.598859           11.354567           208,420.4119
=============       ====      ==========           =========           =========           ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.010360           10.224440            89,882.7923
   01/01/2005        to       12/31/2005           10.224440           10.620994           181,023.1491
=============       ====      ==========           =========           =========           ============

CLASS L-4 YEAR



                               1.95% SEPARATE ACCOUNT PRODUCT CHARGES

                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.507345            11.962265           39,272.8328
   01/01/2005        to       12/31/2005           11.962265            12.701673           27,390.0691
=============       ====      ==========           =========            =========           ===========
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.473123            11.927714           13,117.6965
   01/01/2005        to       12/31/2005           11.927714            13.164574           14,942.1157
=============       ====      ==========           =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004        to       12/31/2004           13.136478            13.724756           51,262.8568
   01/01/2005        to       12/31/2005           13.724756            15.376806           48,715.3119
=============       ====      ==========           =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004            6.760362             7.033972           60,707.6907
   01/01/2005        to       12/31/2005            7.033972             7.835087           34,870.7707
=============       ====      ==========           =========            =========           ===========
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   11/22/2004        to       12/31/2004           12.985300            13.327972           24,918.9466
   01/01/2005        to       12/31/2005           13.327972            14.124717           17,423.2529
=============       ====      ==========           =========            =========           ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005        to       12/31/2005           10.246184            10.615920                0.0000
=============       ====      ==========           =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           16.661729            16.831840           70,568.4381
   01/01/2005        to       12/31/2005           16.831840            16.754206           55,579.8667
=============       ====      ==========           =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004        to       12/31/2004           45.325751            46.897242           32,994.3081
   01/01/2005        to       12/31/2005           46.897242            47.554144           30,929.3657
=============       ====      ==========           =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.401415            10.965198           57,009.2991
   01/01/2005        to       12/31/2005           10.965198            12.520131           47,138.0838
=============       ====      ==========           =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.756480             9.749636           17,774.6124
   01/01/2005        to       04/30/2005            9.749636             9.744900                0.0000
=============       ====      ==========           =========            =========           ===========

                               1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.849027            12.786410           21,135.1193
   01/01/2005        to       12/31/2005           12.786410            14.206292           18,678.6624
=============       ====      ==========           =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004        to       12/31/2004            7.968699             8.188620          159,638.1738
   01/01/2005        to       12/31/2005            8.188620             8.409532          129,008.7682
=============       ====      ==========           =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.311138            11.115098          112,817.1060
   01/01/2005        to       12/31/2005           11.115098            11.052243           91,851.6551
=============       ====      ==========           =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.799400            11.848106           72,784.1535
   01/01/2005        to       12/31/2005           11.848106            11.881093           81,427.9624
=============       ====      ==========           =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            4.137757             4.253011           22,659.3566
   01/01/2005        to       12/31/2005            4.253011             4.630596           12,525.1203
=============       ====      ==========           =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004            6.706510             6.972583           69,651.0572
   01/01/2005        to       12/31/2005            6.972583             7.838563           62,185.4279
=============       ====      ==========           =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           13.538189            14.112717           49,760.0930
   01/01/2005        to       12/31/2005           14.112717            15.983358           40,805.2507
=============       ====      ==========           =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.464160            11.074086           10,185.5232
   01/01/2005        to       12/31/2005           11.074086            12.094369            6,167.5590
=============       ====      ==========           =========            =========          ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005        to       12/31/2005            9.998397            10.437309                0.0000
=============       ====      ==========           =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.744446             9.811288           16,389.2016
=============       ====      ==========           =========            =========          ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004        to       12/31/2004           11.383384            11.675597          119,859.8893
   01/01/2005        to       12/31/2005           11.675597            12.611440          129,939.1347
=============       ====      ==========           =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004           14.413114            14.812774           53,343.8305
   01/01/2005        to       12/31/2005           14.812774            15.937823           44,827.7630
=============       ====      ==========           =========            =========          ============

                               1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004            9.966797           10.326422            55,328.1657
   01/01/2005        to       12/31/2005           10.326422           11.498576            47,994.6670
=============       ====      ==========           =========           =========           ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004           10.856263           11.166699            73,023.6797
   01/01/2005        to       12/31/2005           11.166699           11.430888            88,979.3788
=============       ====      ==========           =========           =========           ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           14.915392           14.845874                 0.0000
=============       ====      ==========           =========           =========           ============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.299558           10.682226            67,763.8261
   01/01/2005        to       12/31/2005           10.682226           11.564000            78,477.0084
=============       ====      ==========           =========           =========           ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.099752           10.386382           285,997.2739
   01/01/2005        to       12/31/2005           10.386382           10.911828           759,848.7592
=============       ====      ==========           =========           =========           ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.939907           10.102671            12,063.2264
   01/01/2005        to       12/31/2005           10.102671           10.351978            26,787.9271
=============       ====      ==========           =========           =========           ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.239617           10.597177           557,826.7171
   01/01/2005        to       12/31/2005           10.597177           11.341452           798,199.2440
=============       ====      ==========           =========           =========           ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.009839           10.222816            80,119.5795
   01/01/2005        to       12/31/2005           10.222816           10.608723           155,382.1150
=============       ====      ==========           =========           =========           ============

CLASS L-4 YEAR



                               2.05% SEPARATE ACCOUNT PRODUCT CHARGES

                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.471458            11.923685            5,118.6215
   01/01/2005        to       12/31/2005           11.923685            12.648094            3,140.6678
=============       ====      ==========           =========            =========            ==========
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.466653            11.919714            1,289.0714
   01/01/2005        to       12/31/2005           11.919714            13.142639            1,076.2170
=============       ====      ==========           =========            =========            ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004        to       12/31/2004           13.095502            13.680486            7,830.8175
   01/01/2005        to       12/31/2005           13.680486            15.311936            8,916.8933
=============       ====      ==========           =========            =========            ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004            6.731773             7.003478           23,966.6841
   01/01/2005        to       12/31/2005            7.003478             7.793346           25,057.3892
=============       ====      ==========           =========            =========           ===========
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   11/22/2004        to       12/31/2004           12.944789            13.284973            4,533.2035
   01/01/2005        to       12/31/2005           13.284973            14.065118            5,279.0037
=============       ====      ==========           =========            =========           ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005        to       12/31/2005           10.245988            10.614176                0.0000
=============       ====      ==========           =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           16.591450            16.759052            8,550.4680
   01/01/2005        to       12/31/2005           16.759052            16.665125            9,832.1153
=============       ====      ==========           =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004        to       12/31/2004           45.135255            46.695155           14,669.3149
   01/01/2005        to       12/31/2005           46.695155            47.302031           14,682.6669
=============       ====      ==========           =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.357469            10.917708            5,009.2498
   01/01/2005        to       12/31/2005           10.917708            12.453487            3,711.3998
=============       ====      ==========           =========            =========           ===========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.715240             9.707388           36,716.8708
   01/01/2005        to       04/30/2005            9.707388             9.699509                0.0000
=============       ====      ==========           =========            =========           ===========

                               2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.842348            12.777839            1,698.9194
   01/01/2005        to       12/31/2005           12.777839            14.182623            1,527.3641
=============       ====      ==========           =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004        to       12/31/2004            7.935031             8.153153           18,508.2718
   01/01/2005        to       12/31/2005            8.153153             8.364763           18,991.3243
=============       ====      ==========           =========            =========           ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.113738            11.096537            9,583.8752
   01/01/2005        to       12/31/2005           11.096537            11.022786           23,328.1700
=============       ====      ==========           =========            =========           ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004        to       12/31/2004           11.749517            11.796756           59,353.5524
   01/01/2005        to       12/31/2005           11.796756            11.817806           76,394.0280
=============       ====      ==========           =========            =========           ===========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            4.120250             4.234564            1,382.5951
   01/01/2005        to       12/31/2005            4.234564             4.605918            5,388.6093
=============       ====      ==========           =========            =========           ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004            6.678151             6.942358            4,134.5163
   01/01/2005        to       12/31/2005            6.942358             7.796808            3,156.6210
=============       ====      ==========           =========            =========           ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004        to       12/31/2004           13.503521            14.075075            4,148.4547
   01/01/2005        to       12/31/2005           14.075075            15.924850            3,705.8721
=============       ====      ==========           =========            =========           ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.458252            11.066653              944.0547
   01/01/2005        to       12/31/2005           11.066653            12.074209            1,008.2994
=============       ====      ==========           =========            =========           ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005        to       12/31/2005            9.998315            10.430310            2,293.1744
=============       ====      ==========           =========            =========           ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.698978             9.759037           26,640.1823
=============       ====      ==========           =========            =========           ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004        to       12/31/2004           11.335272            11.625009           29,660.1581
   01/01/2005        to       12/31/2005           11.625009            12.544286           30,891.3113
=============       ====      ==========           =========            =========           ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004           14.352231            14.748628           29,664.2712
   01/01/2005        to       12/31/2005           14.748628            15.852993           31,054.6960
=============       ====      ==========           =========            =========           ===========

                               2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004            9.941268           10.298871             5,227.1116
   01/01/2005        to       12/31/2005           10.298871           11.456474             4,666.9809
=============       ====      ==========           =========           =========             ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004        to       12/31/2004           10.822423           11.130703            45,028.8552
   01/01/2005        to       12/31/2005           11.130703           11.382685            47,180.8013
=============       ====      ==========           =========           =========            ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           14.759517           14.680991                 0.0000
=============       ====      ==========           =========           =========            ===========
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.299023           10.680531            28,528.5081
   01/01/2005        to       12/31/2005           10.680531           11.550645            38,734.2824
=============       ====      ==========           =========           =========            ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.099227           10.384732             1,720.8083
   01/01/2005        to       12/31/2005           10.384732           10.899222            84,052.1169
=============       ====      ==========           =========           =========            ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.939390           10.101066                 0.0000
   01/01/2005        to       12/31/2005           10.101066           10.340016                 0.0000
=============       ====      ==========           =========           =========            ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.239085           10.595495           238,796.3296
   01/01/2005        to       12/31/2005           10.595495           11.328352           327,650.2096
=============       ====      ==========           =========           =========           ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.009318           10.221193             5,189.8661
   01/01/2005        to       12/31/2005           10.221193           10.596466            11,023.8437
=============       ====      ==========           =========           =========           ============

FINANCIAL STATEMENTS

The financial statements of the Separate Account, the Company and General American Life Insurance Company are included herein.



The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.



The financial statements of General American Life Insurance Company have been included because for Class L contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of MetLife Investors Insurance Company of California and
Contract Owners of MetLife Investors Variable Annuity Account Five:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account Five (the Separate Account) of MetLife Investors Insurance Company of California as of
December 31, 2005, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two- year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account Five of MetLife Investors Insurance Company of California as of December 31, 2005, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
St. Louis, Missouri
March 31, 2006

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                        -------------------------------------------------------------------------------
                                        Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett
                                        Growth and      Growth and         Bond            Bond           Growth
                                          Income          Income         Debenture       Debenture      Opportunity
                                         Portfolio      Portfolio B      Portfolio      Portfolio B      Portfolio
                                        ------------    ------------    ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors):
Met Investors Lord Abbett Growth and
 Income Portfolio                       $ 58,784,287    $          -    $          -    $          -    $          -
   2,130,637 shares; cost $47,219,033
Met Investors Lord Abbett Growth and
 Income Portfolio B                                -      51,085,794               -               -               -
   1,863,085 shares; cost $43,615,065
Met Investors Lord Abbett Bond
 Debenture Portfolio                               -               -       7,961,112               -               -
   648,299 shares; cost $7,687,903
Met Investors Lord Abbett Bond
 Debenture Portfolio B                             -               -               -      23,433,252               -
   1,922,334 shares; cost $22,956,140
Met Investors Lord Abbett Growth
 Opportunity Portfolio                             -               -               -               -       1,536,324
   150,768 shares; cost $1,152,174
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                           -               -               -               -               -
   281,969 shares; cost $2,453,843
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                                   -               -               -               -               -
   312,717 shares; cost $5,228,189
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                 -               -               -               -               -
   804,750 shares; cost $14,607,277
                                        ------------    ------------    ------------    ------------    ------------
Total Investments                         58,784,287      51,085,794       7,961,112      23,433,252       1,536,324
Cash and Accounts Receivable                       -               -               -               -               -
Due from MetLife Investors Insurance
 Company                                           -               -               1               -               1
                                        ------------    ------------    ------------    ------------    ------------
Total Assets                            $ 58,784,287      51,085,794       7,961,113      23,433,252       1,536,325
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               1               -               -               -
                                        ------------    ------------    ------------    ------------    ------------
NET ASSETS                              $ 58,784,287      51,085,793       7,961,113      23,433,252       1,536,325
                                        ============    ============    ============    ============    ============
Outstanding Units                          1,231,925       1,046,799         463,506       1,364,065         150,720
Unit Fair Values                        $      14.23    $      47.00    $      12.90    $      12.42    $      10.19
                                                  to              to              to              to              to
                                        $      53.80    $      52.55    $      17.40    $      18.12    $      10.45

                                        ------------------------
                                        Lord Abbett     Lord Abbett     Lord Abbett
                                          Growth          Mid-Cap         Mid-Cap
                                        Opportunity        Value           Value
                                        Portfolio B      Portfolio      Portfolio B
                                        ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors):
Met Investors Lord Abbett Growth and
 Income Portfolio                       $          -    $          -    $          -
   2,130,637 shares; cost $47,219,033
Met Investors Lord Abbett Growth and
 Income Portfolio B                                -               -               -
   1,863,085 shares; cost $43,615,065
Met Investors Lord Abbett Bond
 Debenture Portfolio                               -               -               -
   648,299 shares; cost $7,687,903
Met Investors Lord Abbett Bond
 Debenture Portfolio B                             -               -               -
   1,922,334 shares; cost $22,956,140
Met Investors Lord Abbett Growth
 Opportunity Portfolio                             -               -               -
   150,768 shares; cost $1,152,174
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                   2,830,970               -               -
   281,969 shares; cost $2,453,843
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                                   -       7,026,738               -
   312,717 shares; cost $5,228,189
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                 -               -      17,929,823
   804,750 shares; cost $14,607,277
                                        ------------    ------------    ------------
Total Investments                          2,830,970       7,026,738      17,929,823
Cash and Accounts Receivable                       -               -               -
Due from MetLife Investors Insurance
 Company                                           -               5               -
                                        ------------    ------------    ------------
Total Assets                               2,830,970       7,026,743      17,929,823
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               -               1
                                        ------------    ------------    ------------
NET ASSETS                                 2,830,970       7,026,743      17,929,822
                                        ============    ============    ============
Outstanding Units                            278,359         276,077         706,363
Unit Fair Values                        $       9.82    $      24.65    $      24.02
                                                  to              to              to
                                        $      10.38    $      25.56    $      26.45

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                       Met Investors
                                        ---------------------------------------------------------------------------
                                        Lord Abbett      Met/Putnam    Met/Putnam   Oppenheimer     Oppenheimer
                                         America's         Capital       Capital      Capital         Capital
                                           Value        Opportunities Opportunities Appreciation    Appreciation
                                        Portfolio B       Portfolio    Portfolio B   Portfolio      Portfolio B
                                        ------------    ------------- ------------- ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lord Abbett America's
 Value Portfolio B                      $  6,253,220    $          -  $          -  $          -    $          -
   444,753 shares; cost $5,807,923
Met Investors Met/Putnam Capital
 Opportunities Portfolio                           -       4,523,393             -             -               -
   291,644 shares; cost $3,695,230
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                         -               -       542,638             -               -
   35,328 shares; cost $397,158
Met Investors Oppenheimer Capital
 Appreciation Portfolio                            -               -             -     2,018,205               -
   232,245 shares; cost $1,868,592
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                          -               -             -             -      14,175,268
   1,644,463 shares; cost $13,570,809
Met Investors PIMCO Inflation
 Protected Bond Portfolio B                        -               -             -             -               -
   1,177,346 shares; cost $12,547,979
Met Investors Janus Aggressive Growth
 Portfolio                                         -               -             -             -               -
   213,452 shares; cost $1,475,651
Met Investors Janus Aggressive Growth
 Portfolio B                                       -               -             -             -               -
   1,433,052 shares; cost $9,917,417
                                        ------------    ------------  ------------  ------------    ------------
Total Investments                          6,253,220       4,523,393       542,638     2,018,205      14,175,268
Cash and Accounts Receivable                       -               -             -             -               -
Due from MetLife Investors Insurance
 Company                                           -               1             -             1               -
                                        ------------    ------------  ------------  ------------    ------------
Total Assets                            $  6,253,220       4,523,394       542,638     2,018,206      14,175,268
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               -             -             -               1
                                        ------------    ------------  ------------  ------------    ------------
NET ASSETS                              $  6,253,220       4,523,394       542,638     2,018,206      14,175,267
                                        ============    ============  ============  ============    ============
Outstanding Units                            433,986         255,463        30,510       190,414       1,662,013
Unit Fair Values                        $      14.08    $       8.42  $      15.16  $      10.60    $       8.31
                                                  to              to            to                            to
                                        $      14.52    $      17.91  $      18.17                  $       8.91

                                        --------------------------------
                                            PIMCO          Janus        Janus
                                          Inflation      Aggressive  Aggressive
                                        Protected Bond     Growth      Growth
                                         Portfolio B     Portfolio   Portfolio B
                                        --------------  ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lord Abbett America's
 Value Portfolio B                       $          -   $          - $          -
   444,753 shares; cost $5,807,923
Met Investors Met/Putnam Capital
 Opportunities Portfolio                            -              -            -
   291,644 shares; cost $3,695,230
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                          -              -            -
   35,328 shares; cost $397,158
Met Investors Oppenheimer Capital
 Appreciation Portfolio                             -              -            -
   232,245 shares; cost $1,868,592
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                           -              -            -
   1,644,463 shares; cost $13,570,809
Met Investors PIMCO Inflation
 Protected Bond Portfolio B                12,668,248              -            -
   1,177,346 shares; cost $12,547,979
Met Investors Janus Aggressive Growth
 Portfolio                                          -      1,857,030            -
   213,452 shares; cost $1,475,651
Met Investors Janus Aggressive Growth
 Portfolio B                                        -              -   12,324,244
   1,433,052 shares; cost $9,917,417
                                         ------------   ------------ ------------
Total Investments                          12,668,248      1,857,030   12,324,244
Cash and Accounts Receivable                        -              -            -
Due from MetLife Investors Insurance
 Company                                            -              -            -
                                         ------------   ------------ ------------
Total Assets                               12,668,248      1,857,030   12,324,244
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            3              -            1
                                         ------------   ------------ ------------
NET ASSETS                                 12,668,245      1,857,030   12,324,243
                                         ============   ============ ============
Outstanding Units                           1,139,393        167,265    1,546,320
Unit Fair Values                         $      10.93   $      11.10 $       7.74
                                                   to                          to
                                         $      11.25                $       8.06

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                       Met Investors
                                        --------------------------------------------------------------------------------
                                           PIMCO        PIMCO         RCM      T. Rowe Price T. Rowe Price      MFS
                                        Total Return Total Return   Global        Mid-Cap       Mid-Cap      Research
                                            Bond         Bond     Technology      Growth        Growth     International
                                         Portfolio   Portfolio B  Portfolio B    Portfolio    Portfolio B    Portfolio
                                        ------------ ------------ ------------ ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors PIMCO Total Return Bond
 Portfolio                              $  4,656,137 $          - $          - $          -  $          -  $          -
   401,391 shares; cost $4,550,291
Met Investors PIMCO Total Return Bond
 Portfolio B                                       -   31,650,665            -            -             -             -
   2,752,232 shares; cost $31,530,548
Met Investors RCM Global Technology
 Portfolio B                                       -            -    1,030,919            -             -             -
   204,142 shares; cost $878,118
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                                  -            -            -    2,190,426             -             -
   258,001 shares; cost $1,695,517
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                                -            -            -            -    12,242,441             -
   1,460,912 shares; cost $9,389,591
Met Investors MFS Research
 International Portfolio                           -            -            -            -             -     6,083,031
   467,926 shares; cost $4,197,734
Met Investors MFS Research
 International Portfolio B                         -            -            -            -             -             -
   1,248,961 shares; cost $13,298,108
Met Investors AIM Small-Cap Growth
 Portfolio B                                       -            -            -            -             -             -
   753,761 shares; cost $8,912,059
                                        ------------ ------------ ------------ ------------  ------------  ------------
Total Investments                          4,656,137   31,650,665    1,030,919    2,190,426    12,242,441     6,083,031
Cash and Accounts Receivable                       -            -            -            -             -             -
Due from MetLife Investors Insurance
 Company                                           1            -            -            1             -             1
                                        ------------ ------------ ------------ ------------  ------------  ------------
Total Assets                            $  4,656,138   31,650,665    1,030,919    2,190,427    12,242,441     6,083,032
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            4            -            -             3             -
                                        ------------ ------------ ------------ ------------  ------------  ------------
NET ASSETS                              $  4,656,138   31,650,661    1,030,919    2,190,427    12,242,438     6,083,032
                                        ============ ============ ============ ============  ============  ============
Outstanding Units                            377,259    2,614,749      219,715      270,568     1,537,676       338,829
Unit Fair Values                        $      12.34 $      11.74 $       4.58 $       7.99  $       7.75  $      12.72
                                                  to           to           to           to            to            to
                                        $      12.68 $      12.59 $       4.76 $       8.15  $       8.30  $      18.32

                                        ---------------------------
                                             MFS          AIM
                                          Research     Small-Cap
                                        International   Growth
                                         Portfolio B  Portfolio B
                                        ------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors PIMCO Total Return Bond
 Portfolio                              $          -  $          -
   401,391 shares; cost $4,550,291
Met Investors PIMCO Total Return Bond
 Portfolio B                                       -             -
   2,752,232 shares; cost $31,530,548
Met Investors RCM Global Technology
 Portfolio B                                       -             -
   204,142 shares; cost $878,118
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                                  -             -
   258,001 shares; cost $1,695,517
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                                -             -
   1,460,912 shares; cost $9,389,591
Met Investors MFS Research
 International Portfolio                           -             -
   467,926 shares; cost $4,197,734
Met Investors MFS Research
 International Portfolio B                16,161,563             -
   1,248,961 shares; cost $13,298,108
Met Investors AIM Small-Cap Growth
 Portfolio B                                       -    10,183,314
   753,761 shares; cost $8,912,059
                                        ------------  ------------
Total Investments                         16,161,563    10,183,314
Cash and Accounts Receivable                       -             -
Due from MetLife Investors Insurance
 Company                                           -             -
                                        ------------  ------------
Total Assets                              16,161,563    10,183,314
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           9             1
                                        ------------  ------------
NET ASSETS                                16,161,554    10,183,313
                                        ============  ============
Outstanding Units                          1,266,878       789,854
Unit Fair Values                        $      12.37  $      12.54
                                                  to            to
                                        $      13.26  $      13.04

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                  Met Investors
                                     -------------------------------------------------------------------------------------------
                                                     Harris       Met/AIM    Third Avenue Third Avenue  Neuberger    Neuberger
                                       Lazard        Oakmark     Small-Cap    Small-Cap    Small-Cap     Berman       Berman
                                       Mid-Cap    International   Growth        Value        Value     Real Estate  Real Estate
                                     Portfolio B   Portfolio B   Portfolio    Portfolio   Portfolio B   Portfolio   Portfolio B
                                     ------------ ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lazard Mid-Cap
 Portfolio B                         $  3,606,558 $          -  $          - $          - $          - $          - $          -
   265,774 shares; cost $3,349,434
Met Investors Harris Oakmark
 International Portfolio B                      -   10,792,417             -            -            -            -            -
   669,920 shares; cost $8,685,336
Met Investors Met/AIM Small-Cap
 Growth Portfolio                               -            -       299,962            -            -            -            -
   21,959 shares; cost $264,811
Met Investors Third Avenue Small-Cap
 Value Portfolio                                -            -             -      444,732            -            -            -
   26,775 shares; cost $370,142
Met Investors Third Avenue Small-Cap
 Value Portfolio B                              -            -             -            -    9,232,251                         -
   557,840 shares; cost $7,137,505
Met Investors Neuberger Berman Real
 Estate Portfolio                               -            -             -            -            -      821,171            -
   58,033 shares; cost $715,304
Met Investors Neuberger Berman Real
 Estate Portfolio B                             -            -             -            -            -            -    7,836,678
   555,399 shares; cost $6,768,211
Met Investors Turner Mid-Cap Growth
 Portfolio B                                    -            -             -            -            -            -            -
   86,982 shares; cost $872,907
                                     ------------ ------------  ------------ ------------ ------------ ------------ ------------
Total Investments                       3,606,558   10,792,417       299,962      444,732    9,232,251      821,171    7,836,678
Cash and Accounts Receivable                    -            -             -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                        -            -             -            -            -            -            -
                                     ------------ ------------  ------------ ------------ ------------ ------------ ------------
Total Assets                         $  3,606,558   10,792,417       299,962      444,732    9,232,251      821,171    7,836,678
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            1             -            -            3            1            1
                                     ------------ ------------  ------------ ------------ ------------ ------------ ------------
NET ASSETS                           $  3,606,558   10,792,416       299,962      444,732    9,232,248      821,170    7,836,677
                                     ============ ============  ============ ============ ============ ============ ============
Outstanding Units                         252,387      694,932        40,203       24,670      571,711       39,242      548,137
Unit Fair Values                     $      13.95 $      15.18  $       7.46 $      16.13 $      15.81 $      20.93 $      14.11
                                               to           to                         to           to                        to
                                     $      14.50 $      15.78               $      18.08 $      16.35              $      14.49

                                     -------------
                                       Turner
                                       Mid-Cap
                                       Growth
                                     Portfolio B
                                     ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lazard Mid-Cap
 Portfolio B                         $          -
   265,774 shares; cost $3,349,434
Met Investors Harris Oakmark
 International Portfolio B                      -
   669,920 shares; cost $8,685,336
Met Investors Met/AIM Small-Cap
 Growth Portfolio                               -
   21,959 shares; cost $264,811
Met Investors Third Avenue Small-Cap
 Value Portfolio                                -
   26,775 shares; cost $370,142
Met Investors Third Avenue Small-Cap
 Value Portfolio B                              -
   557,840 shares; cost $7,137,505
Met Investors Neuberger Berman Real
 Estate Portfolio                               -
   58,033 shares; cost $715,304
Met Investors Neuberger Berman Real
 Estate Portfolio B                             -
   555,399 shares; cost $6,768,211
Met Investors Turner Mid-Cap Growth
 Portfolio B                            1,051,608
   86,982 shares; cost $872,907
                                     ------------
Total Investments                       1,051,608
Cash and Accounts Receivable                    -
Due from MetLife Investors Insurance
 Company                                        -
                                     ------------
Total Assets                            1,051,608
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        2
                                     ------------
NET ASSETS                              1,051,606
                                     ============
Outstanding Units                          86,600
Unit Fair Values                     $      12.01
                                               to
                                     $      12.34

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                        -------------------------------------------------------------------------------
                                        Goldman Sachs    Defensive        Moderate        Balanced         Growth
                                           Mid-Cap       Strategy         Strategy        Strategy        Strategy
                                            Value         Fund of         Fund of         Fund of         Fund of
                                         Portfolio B      Fund B           Fund B          Fund B          Fund B
                                        -------------   ------------    ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                      $  2,291,365    $          -    $          -    $          -    $          -
   182,579 shares; cost $2,100,578
Met Investors Defensive Strategy Fund
 of Fund B                                         -       4,652,330               -               -               -
   452,121 shares; cost $4,500,592
Met Investors Moderate Strategy Fund
 of Fund B                                         -               -      28,626,945               -               -
   2,708,320 shares; cost $27,412,240
Met Investors Balanced Strategy Fund of
 Fund B                                            -               -               -      85,583,664               -
   7,837,332 shares; cost $81,066,113
Met Investors Growth Strategy Fund of
 Fund B                                            -               -               -               -      75,989,322
   6,665,730 shares; cost $70,609,484
Met Investors Aggressive Strategy Fund
 of Fund B                                         -               -               -               -               -
   660,397 shares; cost $7,006,571
Met Investors Van Kampen Comstock
 Portfolio B                                       -               -               -               -               -
   306,429 shares; cost $3,123,708
Met Investors Cyclical Growth ETF
 Portfolio B                                       -               -               -               -               -
   4,001 shares; cost $40,794
                                        ------------    ------------    ------------    ------------    ------------
Total Investments                          2,291,365       4,652,330      28,626,945      85,583,664      75,989,322
Cash and Accounts Receivable                       -               -               -               -               -
Due from MetLife Investors Insurance
 Company                                           -               -               -               -               -
                                        ------------    ------------    ------------    ------------    ------------
Total Assets                            $  2,291,365       4,652,330      28,626,945      85,583,664      75,989,322
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               3               4               3               2
                                        ------------    ------------    ------------    ------------    ------------
NET ASSETS                              $  2,291,365       4,652,327      28,626,941      85,583,661      75,989,320
                                        ============    ============    ============    ============    ============
Outstanding Units                            173,267         448,336       2,689,712       7,822,973       6,681,818
Unit Fair Values                        $      13.08    $      10.30    $      10.56    $      10.86    $      11.29
                                                  to              to              to              to              to
                                        $      13.43    $      10.43    $      10.69    $      10.99    $      11.43

                                        -------------------------
                                         Aggressive
                                          Strategy      Van Kampen       Cyclical
                                          Fund of        Comstock       Growth ETF
                                           Fund B       Portfolio B     Portfolio B
                                        ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                      $          -    $          -    $          -
   182,579 shares; cost $2,100,578
Met Investors Defensive Strategy Fund
 of Fund B                                         -               -               -
   452,121 shares; cost $4,500,592
Met Investors Moderate Strategy Fund
 of Fund B                                         -               -               -
   2,708,320 shares; cost $27,412,240
Met Investors Balanced Strategy Fund of
 Fund B                                            -               -               -
   7,837,332 shares; cost $81,066,113
Met Investors Growth Strategy Fund of
 Fund B                                            -               -               -
   6,665,730 shares; cost $70,609,484
Met Investors Aggressive Strategy Fund
 of Fund B                                 7,713,432               -               -
   660,397 shares; cost $7,006,571
Met Investors Van Kampen Comstock
 Portfolio B                                       -       3,183,797               -
   306,429 shares; cost $3,123,708
Met Investors Cyclical Growth ETF
 Portfolio B                                       -               -          40,571
   4,001 shares; cost $40,794
                                        ------------    ------------    ------------
Total Investments                          7,713,432       3,183,797          40,571
Cash and Accounts Receivable                       -               -               -
Due from MetLife Investors Insurance
 Company                                           -               -               -
                                        ------------    ------------    ------------
Total Assets                               7,713,432       3,183,797          40,571
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           1               1               -
                                        ------------    ------------    ------------
NET ASSETS                                 7,713,431       3,183,796          40,571
                                        ============    ============    ============
Outstanding Units                            665,696         303,632           3,990
Unit Fair Values                        $      11.51    $      10.41    $      10.16
                                                  to              to              to
                                        $      11.65    $      10.52    $      10.17

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                           Met Investors                                   Russell
                                     ------------------------- ----------------------------------------------------------------
                                      Cyclical
                                     Growth and    Legg Mason  Multi-Style   Aggressive                            Real Estate
                                     Income ETF   Value Equity   Equity        Equity      Non-U.S.    Core Bond   Securities
                                     Portfolio B  Portfolio B     Fund          Fund         Fund        Fund         Fund
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Cyclical Growth and
 Income ETF Portfolio B              $     67,454 $          - $          - $          - $          - $          - $          -
   6,672 shares; cost $67,600
Met Investors Legg Mason Value
 Equity Portfolio B                             -            -            -            -            -            -            -
   - shares; cost $0
Russell Insurance Funds (Russell):
Russell Multi-Style Equity Fund                 -            -    3,300,258            -            -            -            -
   246,841 shares; cost $3,452,045
Russell Aggressive Equity Fund                  -            -            -      585,928            -            -            -
   40,690 shares; cost $511,549
Russell Non-U.S. Fund                           -            -            -            -    1,620,218            -            -
   127,777 shares; cost $1,383,831
Russell Core Bond Fund                          -            -            -            -            -    2,366,951            -
   231,374 shares; cost $2,366,646
Russell Real Estate Securities Fund             -            -            -            -            -            -      356,731
   20,644 shares; cost $251,305
AIM Variable Insurance Funds, Inc.
 (AIM):
AIM Capital Appreciation Fund                   -            -            -            -            -            -            -
   91,074 shares; cost $2,697,807
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Investments                          67,454            -    3,300,258      585,928    1,620,218    2,366,951      356,731
Cash and Accounts Receivable                    -                         -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                        -                         2            1            -            3            2
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Assets                               67,454            -    3,300,260      585,929    1,620,218    2,366,954      356,733
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -                         -            -            -            -            -
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS                           $     67,454            -    3,300,260      585,929    1,620,218    2,366,954      356,733
                                     ============ ============ ============ ============ ============ ============ ============
Outstanding Units                           6,658                   277,883       43,722      113,408      169,522       13,869
Unit Fair Values                     $      10.12 $      10.61 $      11.88 $      13.40 $      14.29 $      13.96 $      25.72
                                               to           to
                                     $      10.13 $      10.63

                                         AIM
                                     ------------

                                       Capital
                                     Appreciation
                                         Fund
                                     ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Cyclical Growth and
 Income ETF Portfolio B              $          -
   6,672 shares; cost $67,600
Met Investors Legg Mason Value
 Equity Portfolio B                             -
   - shares; cost $0
Russell Insurance Funds (Russell):
Russell Multi-Style Equity Fund                 -
   246,841 shares; cost $3,452,045
Russell Aggressive Equity Fund                  -
   40,690 shares; cost $511,549
Russell Non-U.S. Fund                           -
   127,777 shares; cost $1,383,831
Russell Core Bond Fund                          -
   231,374 shares; cost $2,366,646
Russell Real Estate Securities Fund             -
   20,644 shares; cost $251,305
AIM Variable Insurance Funds, Inc.
 (AIM):
AIM Capital Appreciation Fund           2,247,715
   91,074 shares; cost $2,697,807
                                     ------------
Total Investments                       2,247,715
Cash and Accounts Receivable                    -
Due from MetLife Investors Insurance
 Company                                        -
                                     ------------
Total Assets                            2,247,715
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        3
                                     ------------
NET ASSETS                              2,247,712
                                     ============
Outstanding Units                         202,445
Unit Fair Values                     $       6.54
                                               to
                                     $      12.25

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                           AIM                           Scudder II             MFS
                                         ---------------------------------------- ------------------------- ------------

                                           Capital    International International  Small-Cap    Government   Investors
                                         Appreciation    Growth        Growth       Growth      Securities     Trust
                                            Fund B        Fund         Fund B      Portfolio    Portfolio    Series B
                                         ------------ ------------- ------------- ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance
 Funds, Inc. (AIM), continued:
AIM Capital Appreciation Fund B          $    106,062 $          -  $          -  $          - $          - $          -
   4,341 shares; cost $84,252
AIM International Growth Fund                       -      342,819             -             -            -            -
   14,796 shares; cost $293,005
AIM International Growth Fund B                     -            -     1,003,751             -            -            -
   43,641 shares; cost $869,613
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio               -            -             -       183,892            -            -
   13,642 shares; cost $235,863
Scudder II Government Securities
 Portfolio                                          -            -             -             -      281,570            -
   22,967 shares; cost $278,075
MFS Variable Insurance Trust (MFS):
MFS Investors Trust Series B                        -            -             -             -            -    1,284,034
   66,912 shares; cost $1,079,712
Metropolitan Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A                       -            -             -             -            -            -
   5,991 shares; cost $159,220
MetLife Davis Venture Value E                       -            -             -             -            -            -
   1,046,940 shares; cost $26,782,854
                                         ------------ ------------  ------------  ------------ ------------ ------------
Total Investments                             106,062      342,819     1,003,751       183,892      281,570    1,284,034
Cash and Accounts Receivable                        -            -             -             -            -            -
Due from MetLife Investors Insurance
 Company                                            -            -             1             1            1            -
                                         ------------ ------------  ------------  ------------ ------------ ------------
Total Assets                             $    106,062      342,819     1,003,752       183,893      281,571    1,284,034
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            3            1             -             -            -            2
                                         ------------ ------------  ------------  ------------ ------------ ------------
NET ASSETS                               $    106,059      342,818     1,003,752       183,893      281,571    1,284,032
                                         ============ ============  ============  ============ ============ ============
Outstanding Units                               8,314       24,660        59,995        19,313       20,702      115,816
Unit Fair Values                         $      11.69 $       9.19  $      13.97  $       9.35 $      13.36 $      10.96
                                                   to           to            to            to           to           to
                                         $      22.78 $      14.65  $      21.15  $       9.53 $      13.61 $      11.17

                                                  MetLife
                                         -------------------------

                                            Davis        Davis
                                           Venture      Venture
                                           Value A      Value E
                                         ------------ ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance
 Funds, Inc. (AIM), continued:
AIM Capital Appreciation Fund B          $          - $          -
   4,341 shares; cost $84,252
AIM International Growth Fund                       -            -
   14,796 shares; cost $293,005
AIM International Growth Fund B                     -            -
   43,641 shares; cost $869,613
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio               -            -
   13,642 shares; cost $235,863
Scudder II Government Securities
 Portfolio                                          -            -
   22,967 shares; cost $278,075
MFS Variable Insurance Trust (MFS):
MFS Investors Trust Series B                        -            -
   66,912 shares; cost $1,079,712
Metropolitan Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A                 185,180            -
   5,991 shares; cost $159,220
MetLife Davis Venture Value E                       -   32,203,876
   1,046,940 shares; cost $26,782,854
                                         ------------ ------------
Total Investments                             185,180   32,203,876
Cash and Accounts Receivable                        -            -
Due from MetLife Investors Insurance
 Company                                            2            -
                                         ------------ ------------
Total Assets                                  185,182   32,203,876
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -            3
                                         ------------ ------------
NET ASSETS                                    185,182   32,203,873
                                         ============ ============
Outstanding Units                               5,405    2,466,071
Unit Fair Values                         $      34.26 $      12.46
                                                                to
                                                      $      36.24

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     MetLife
                                     ------------------------------------------------------------------------------------------
                                       Harris                      MFS          MFS          MFS        Capital      Capital
                                       Oakmark     Jennison     Investors      Total        Total      Guardian     Guardian
                                       Focused      Growth        Trust        Return       Return    U.S. Equity  U.S. Equity
                                       Value B    Portfolio B   Series B      Series A     Series B    Series A     Series B
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $ 10,274,891 $          - $          - $          - $          - $          - $          -
   39,467 shares; cost $8,524,649
MetLife Jennison Growth Portfolio B             -   10,298,435            -            -            -            -            -
   835,234 shares; cost $8,464,946
MetLife MFS Investors Trust Series B            -            -    4,702,141            -            -            -            -
   482,766 shares; cost $3,671,239
MetLife MFS Total Return Series A               -            -            -      785,147            -            -            -
   5,302 shares; cost $740,740
MetLife MFS Total Return Series B               -            -            -            -    4,776,718            -            -
   32,570 shares; cost $4,492,292
MetLife Capital Guardian U.S. Equity
 Series A                                       -            -            -            -            -    8,076,368            -
   655,018 shares; cost $7,347,449
MetLife Capital Guardian U.S. Equity
 Series B                                       -            -            -            -            -            -    6,721,077
   547,765 shares; cost $6,005,403
MetLife Putnam International Stock
 Portfolio B                                    -            -            -            -            -            -            -
   135,028 shares; cost $1,262,509
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Investments                      10,274,891   10,298,435    4,702,141      785,147    4,776,718    8,076,368    6,721,077
Cash and Accounts Receivable                    -            -            -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                        -            -            2            -            -            -            -
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Assets                         $ 10,274,891   10,298,435    4,702,143      785,147    4,776,718    8,076,368    6,721,077
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       24            -            -            2            3            -            1
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS                           $ 10,274,867   10,298,435    4,702,143      785,145    4,776,715    8,076,368    6,721,076
                                     ============ ============ ============ ============ ============ ============ ============
Outstanding Units                         638,062      913,032      411,016       18,317      271,749      675,865      562,184
Unit Fair Values                     $      15.75 $       4.90 $       8.69 $      42.86 $      11.49 $      11.95 $      11.63
                                               to           to           to                        to           to           to
                                     $      16.40 $      13.61 $      11.71              $      45.78 $      12.19 $      12.13

                                     --------------
                                        Putnam
                                     International
                                         Stock
                                      Portfolio B
                                     -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $          -
   39,467 shares; cost $8,524,649
MetLife Jennison Growth Portfolio B             -
   835,234 shares; cost $8,464,946
MetLife MFS Investors Trust Series B            -
   482,766 shares; cost $3,671,239
MetLife MFS Total Return Series A               -
   5,302 shares; cost $740,740
MetLife MFS Total Return Series B               -
   32,570 shares; cost $4,492,292
MetLife Capital Guardian U.S. Equity
 Series A                                       -
   655,018 shares; cost $7,347,449
MetLife Capital Guardian U.S. Equity
 Series B                                       -
   547,765 shares; cost $6,005,403
MetLife Putnam International Stock
 Portfolio B                            1,798,571
   135,028 shares; cost $1,262,509
                                     ------------
Total Investments                       1,798,571
Cash and Accounts Receivable                    -
Due from MetLife Investors Insurance
 Company                                        -
                                     ------------
Total Assets                            1,798,571
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -
                                     ------------
NET ASSETS                              1,798,571
                                     ============
Outstanding Units                         105,927
Unit Fair Values                     $      14.55
                                               to
                                     $      17.28

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                       MetLife
                                     ------------------------------------------------------------------------------------------
                                      BlackRock    BlackRock                              BlackRock    BlackRock    BlackRock
                                        Money        Money        Stock        Stock        Bond         Bond       Strategic
                                       Market       Market        Index        Index       Income       Income        Value
                                      Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife BlackRock Money Market
 Portfolio                           $  1,055,722 $          - $          - $          - $          - $          - $          -
   10,557 shares; cost $1,055,722
MetLife BlackRock Money Market
 Portfolio B                                    -    9,834,783            -            -            -            -            -
   98,348 shares; cost $9,834,783
MetLife Stock Index Portfolio                   -            -       60,086            -            -            -            -
   1,810 shares; cost $55,254
MetLife Stock Index Portfolio B                 -            -            -   10,241,418            -            -            -
   315,996 shares; cost $8,908,386
MetLife BlackRock Bond Income
 Portfolio                                      -            -            -            -      725,965            -            -
   6,570 shares; cost $716,509
MetLife BlackRock Bond Income
 Portfolio B                                    -            -            -            -            -    1,180,324            -
   10,809 shares; cost $1,178,334
MetLife BlackRock Strategic Value
 Portfolio B                                    -            -            -            -            -            -      569,075
   30,995 shares; cost $544,000
MetLife Franklin Templeton
 Small-Cap Portfolio B                          -            -            -            -            -            -            -
   167,900 shares; cost $1,626,338
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Investments                       1,055,722    9,834,783       60,086   10,241,418      725,965    1,180,324      569,075
Cash and Accounts Receivable                    -            -            -            -            -            -            -
Due from MetLife Investors
 Insurance Company                              -            4            3            -            -            5            -
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Assets                         $  1,055,722    9,834,787       60,089   10,241,418      725,965    1,180,329      569,075
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        4            -            -            -            5            -            -
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS                           $  1,055,718    9,834,787       60,089   10,241,418      725,960    1,180,329      569,075
                                     ============ ============ ============ ============ ============ ============ ============
Outstanding Units                         104,958      986,244        6,872      885,892       15,209       26,458       30,746
Unit Fair Values                     $      10.06 $       9.70 $       8.74 $      11.29 $      47.73 $      40.41 $      18.07
                                               to           to                        to                        to           to
                                     $      10.21 $      10.39              $      11.73              $      52.26 $      19.25

                                     -----------------
                                         Franklin
                                        Templeton
                                     Small-Cap Growth
                                       Portfolio B
                                     ----------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife BlackRock Money Market
 Portfolio                             $          -
   10,557 shares; cost $1,055,722
MetLife BlackRock Money Market
 Portfolio B                                      -
   98,348 shares; cost $9,834,783
MetLife Stock Index Portfolio                     -
   1,810 shares; cost $55,254
MetLife Stock Index Portfolio B                   -
   315,996 shares; cost $8,908,386
MetLife BlackRock Bond Income
 Portfolio                                        -
   6,570 shares; cost $716,509
MetLife BlackRock Bond Income
 Portfolio B                                      -
   10,809 shares; cost $1,178,334
MetLife BlackRock Strategic Value
 Portfolio B                                      -
   30,995 shares; cost $544,000
MetLife Franklin Templeton
 Small-Cap Portfolio B                    1,732,727
   167,900 shares; cost $1,626,338
                                       ------------
Total Investments                         1,732,727
Cash and Accounts Receivable                      -
Due from MetLife Investors
 Insurance Company                                -
                                       ------------
Total Assets                              1,732,727
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                          -
                                       ------------
NET ASSETS                                1,732,727
                                       ============
Outstanding Units                           173,044
Unit Fair Values                       $       9.81
                                                 to
                                       $      10.09

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                              MetLife
                                        -------------------------------------------------------------------------------
                                           Salomon         Salomon          Salomon
                                           Brothers        Brothers        Brothers     T. Rowe Price   T. Rowe Price
                                        Strategic Bond  Strategic Bond  U.S. Government   Small-Cap       Small-Cap
                                          Portfolio      Portfolio B      Portfolio B     Portfolio      Portfolio B
                                        --------------  --------------  --------------- -------------   -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Salomon Brothers Strategic Bond
 Portfolio                               $     94,513    $          -    $          -   $          -    $          -
   7,430 shares; cost $91,149
MetLife Salomon Brothers Strategic Bond
 Portfolio B                                        -         879,048               -              -               -
   69,435 shares; cost $857,299
MetLife Salomon Brothers U.S.
 Government Portfolio B                             -               -          32,794              -               -
   2,697 shares; cost $32,727
MetLife T. Rowe Price Small-Cap
 Portfolio                                          -               -               -        526,246               -
   34,782 shares; cost $442,372
MetLife T. Rowe Price Small-Cap
 Portfolio B                                        -               -               -              -         726,001
   48,790 shares; cost $603,972
MetLife T. Rowe Price Large-Cap
 Portfolio                                          -               -               -              -               -
   73,906 shares; cost $865,252
MetLife T. Rowe Price Large-Cap
 Portfolio B                                        -               -               -              -               -
   245,331 shares; cost $2,964,979
MetLife Oppenheimer Global Equity
 Portfolio B                                        -               -               -              -               -
   29,706 shares; cost $421,536
                                         ------------    ------------    ------------   ------------    ------------
Total Investments                              94,513         879,048          32,794        526,246         726,001
Cash and Accounts Receivable                        -               -               -              -               -
Due from MetLife Investors Insurance
 Company                                            -               -               -              -               -
                                         ------------    ------------    ------------   ------------    ------------
Total Assets                             $     94,513         879,048          32,794        526,246         726,001
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -               -               1              -               -
                                         ------------    ------------    ------------   ------------    ------------
NET ASSETS                               $     94,513         879,048          32,793        526,246         726,001
                                         ============    ============    ============   ============    ============
Outstanding Units                               4,607          44,115           2,161         35,933          50,518
Unit Fair Values                         $      20.52    $      18.92    $      14.20   $      14.64    $      13.79
                                                                   to              to             to              to
                                                         $      21.51    $      16.79   $      15.37    $      15.26

                                        ------------------------------------

                                        T. Rowe Price   T. Rowe Price    Oppenheimer
                                          Large-Cap       Large-Cap     Global Equity
                                          Portfolio      Portfolio B     Portfolio B
                                        -------------   -------------   -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Salomon Brothers Strategic Bond
 Portfolio                              $          -    $          -    $          -
   7,430 shares; cost $91,149
MetLife Salomon Brothers Strategic Bond
 Portfolio B                                       -               -               -
   69,435 shares; cost $857,299
MetLife Salomon Brothers U.S.
 Government Portfolio B                            -               -               -
   2,697 shares; cost $32,727
MetLife T. Rowe Price Small-Cap
 Portfolio                                         -               -               -
   34,782 shares; cost $442,372
MetLife T. Rowe Price Small-Cap
 Portfolio B                                       -               -               -
   48,790 shares; cost $603,972
MetLife T. Rowe Price Large-Cap
 Portfolio                                   999,944               -               -
   73,906 shares; cost $865,252
MetLife T. Rowe Price Large-Cap
 Portfolio B                                       -       3,304,603               -
   245,331 shares; cost $2,964,979
MetLife Oppenheimer Global Equity
 Portfolio B                                       -               -         447,379
   29,706 shares; cost $421,536
                                        ------------    ------------    ------------
Total Investments                            999,944       3,304,603         447,379
Cash and Accounts Receivable                       -               -               -
Due from MetLife Investors Insurance
 Company                                           1               -               1
                                        ------------    ------------    ------------
Total Assets                                 999,945       3,304,603         447,380
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               -               -
                                        ------------    ------------    ------------
NET ASSETS                                   999,945       3,304,603         447,380
                                        ============    ============    ============
Outstanding Units                             77,598         261,114          25,536
Unit Fair Values                        $      12.86    $      12.24    $      16.10
                                                  to              to              to
                                        $      13.38    $      13.29    $      17.82

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                   Putnam
                                      ----------------------------------------------------------------

                                       Growth and      Growth and                                        Equity
                                         Income          Income          Vista           Vista           Income
                                          Fund           Fund B          Fund            Fund B          Fund B
                                      ------------    ------------    ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust
 (Putnam), continued:
Putnam Growth and Income Fund         $  1,037,346    $          -    $          -    $          -    $          -
   39,130 shares; cost $995,153
Putnam Growth and Income Fund B                  -         901,869               -               -               -
   34,227 shares; cost $792,075
Putnam Vista Fund                                -               -         410,122               -               -
   28,984 shares; cost $463,659
Putnam Vista Fund B                              -               -               -          22,721               -
   1,630 shares; cost $15,602
Putnam Equity Income Fund B                      -               -               -               -       2,905,614
   209,037 shares; cost $2,646,619
Franklin Templeton Variable Insurance
 Products Trust (Templeton):                     -
Templeton Growth Securities Fund                                 -               -               -               -
   18,835 shares; cost $237,688                  -
Templeton Growth Securities Fund B                               -               -               -               -
   6,501 shares; cost $68,035
Templeton Foreign Securities Fund                                -               -               -               -
   44,911 shares; cost $644,930
                                      ------------    ------------    ------------    ------------    ------------
Total Investments                        1,037,346         901,869         410,122          22,721       2,905,614
Cash and Accounts Receivable                     -               -               -               -               -
Due from MetLife Investors Insurance
 Company                                         2               3               -               1               -
                                      ------------    ------------    ------------    ------------    ------------
Total Assets                          $  1,037,348         901,872         410,122          22,722       2,905,614
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -               -               -               -               -
                                      ------------    ------------    ------------    ------------    ------------
NET ASSETS                            $  1,037,348         901,872         410,122          22,722       2,905,614
                                      ============    ============    ============    ============    ============
Outstanding Units                           79,914          57,422          31,552           1,776         208,518
Unit Fair Values                      $      12.98    $      12.56    $      13.00    $      12.59    $      13.61
                                                                to                              to              to
                                                      $      56.51                    $      15.65    $      14.04

                                                    Templeton
                                      --------------------------------------

                                         Growth          Growth         Foreign
                                       Securities      Securities      Securities
                                          Fund           Fund B           Fund
                                      ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust
 (Putnam), continued:
Putnam Growth and Income Fund         $          -    $          -    $          -
   39,130 shares; cost $995,153
Putnam Growth and Income Fund B                  -               -               -
   34,227 shares; cost $792,075
Putnam Vista Fund                                -               -               -
   28,984 shares; cost $463,659
Putnam Vista Fund B                              -               -               -
   1,630 shares; cost $15,602
Putnam Equity Income Fund B                      -               -               -
   209,037 shares; cost $2,646,619
Franklin Templeton Variable Insurance
 Products Trust (Templeton):
Templeton Growth Securities Fund           263,315               -               -
   18,835 shares; cost $237,688
Templeton Growth Securities Fund B               -          89,771               -
   6,501 shares; cost $68,035
Templeton Foreign Securities Fund                -               -         711,396
   44,911 shares; cost $644,930
                                      ------------    ------------    ------------
Total Investments                          263,315          89,771         711,396
Cash and Accounts Receivable                     -               -               -
Due from MetLife Investors Insurance
 Company                                         1               1               -
                                      ------------    ------------    ------------
Total Assets                               263,316          89,772         711,396
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -               -               -
                                      ------------    ------------    ------------
NET ASSETS                                 263,316          89,772         711,396
                                      ============    ============    ============
Outstanding Units                           15,640           5,402          59,307
Unit Fair Values                      $      13.54    $      16.34    $      11.44
                                                to              to              to
                                      $      17.89    $      17.08    $      12.01

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                      Templeton
                                        --------------------------------------          ----------------------------
                                                         Developing      Developing
                                          Foreign         Markets         Markets
                                         Securities      Securities      Securities       Growth       Growth
                                           Fund B           Fund           Fund B        Portfolio   Portfolio B
                                        ------------    ------------    ------------    ------------ ------------
ASSETS:
Investments at Fair Value:
Franklin Templeton
 Variable Insurance
 Products Trust
 (Templeton), continued:
Templeton Foreign Securities Fund B     $  4,010,648    $          -    $          -    $          - $          -
   256,764 shares; cost $3,310,578
Templeton Developing Markets
 Securities Fund                                   -         407,176               -               -            -
   37,050 shares; cost $220,652
Templeton Developing Markets
 Securities Fund B                                 -               -       4,709,529               -            -
   432,067 shares; cost $2,819,034
Variable Insurance Products Fund,
 Fund II, and Fund III (Fidelity):
Fidelity Growth Portfolio                          -               -               -          46,407            -
   1,377 shares; cost $55,410
Fidelity Growth Portfolio B                        -               -               -               -    6,420,612
   192,869 shares; cost $5,850,916
Fidelity Growth Opportunities Portfolio            -               -               -               -            -
   792 shares; cost $16,373
Fidelity Growth and Income Portfolio               -               -               -               -            -
   3,125 shares; cost $46,126
Fidelity Equity Income Portfolio                   -               -               -               -            -
   310 shares; cost $7,475
                                        ------------    ------------    ------------    ------------ ------------
Total Investments                          4,010,648         407,176       4,709,529          46,407    6,420,612
Cash and Accounts Receivable                       -               -               -               -            -
Due from MetLife Investors Insurance
 Company                                           -               1               2               -            -
                                        ------------    ------------    ------------    ------------ ------------
Total Assets                            $  4,010,648         407,177       4,709,531          46,407    6,420,612
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               -               -               2            3
                                        ------------    ------------    ------------    ------------ ------------
NET ASSETS                              $  4,010,648         407,177       4,709,531          46,405    6,420,609
                                        ============    ============    ============    ============ ============
Outstanding Units                            269,382          25,079         328,572           3,813      363,370
Unit Fair Values                        $      11.63    $      16.24    $      10.15    $      12.17 $      11.76
                                                  to                              to                           to
                                        $      30.90                    $      16.02                 $      55.40

                                        Fidelity
                                        -------------------------------------

                                           Growth        Growth and       Equity
                                        Opportunities      Income         Income
                                          Portfolio      Portfolio       Portfolio
                                        -------------   ------------    ------------
ASSETS:
Investments at Fair Value:
Franklin Templeton
 Variable Insurance
 Products Trust
 (Templeton), continued:
Templeton Foreign Securities Fund B     $          -    $          -    $          -
   256,764 shares; cost $3,310,578
Templeton Developing Markets
 Securities Fund                                   -               -               -
   37,050 shares; cost $220,652
Templeton Developing Markets
 Securities Fund B                                 -               -               -
   432,067 shares; cost $2,819,034
Variable Insurance Products Fund,
 Fund II, and Fund III (Fidelity):
Fidelity Growth Portfolio                          -               -               -
   1,377 shares; cost $55,410
Fidelity Growth Portfolio B                        -               -               -
   192,869 shares; cost $5,850,916
Fidelity Growth Opportunities Portfolio       13,736               -               -
   792 shares; cost $16,373
Fidelity Growth and Income Portfolio               -          46,096               -
   3,125 shares; cost $46,126
Fidelity Equity Income Portfolio                   -               -           7,899
   310 shares; cost $7,475
                                        ------------    ------------    ------------
Total Investments                             13,736          46,096           7,899
Cash and Accounts Receivable                       -               -               -
Due from MetLife Investors Insurance
 Company                                           -               -               -
                                        ------------    ------------    ------------
Total Assets                                  13,736          46,096           7,899
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           1               -               6
                                        ------------    ------------    ------------
NET ASSETS                                    13,735          46,096           7,893
                                        ============    ============    ============
Outstanding Units                              1,463           3,675             582
Unit Fair Values                        $       9.39    $      12.54    $      13.56



See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                         Fidelity                           PIMCO
                                                        ------------ ---------------------------------------------------
                                                                                                    StocksPLUS
                                                          Equity        High                        Growth and        Total
                                                          Income        Yield        Low Duration     Income         Return
                                                        Portfolio B   Portfolio       Portfolio     Portfolio       Portfolio
                                                        ------------ ------------    ------------  ------------    ------------
ASSETS:
Investments at Fair Value:
Variable Insurance Products Fund, Fund II, and Fund III
 (Fidelity), continued:
Fidelity Equity Income Portfolio B                      $    452,632 $          -    $          -  $          -    $          -
   17,983 shares; cost $402,358
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                                         -      853,342               -             -               -
   104,194 shares; cost $847,915
PIMCO Low Duration Portfolio                                       -            -         553,145             -               -
   54,821 shares; cost $561,752
PIMCO StocksPLUS Growth and Income Portfolio                       -            -               -       225,632               -
   22,121 shares; cost $178,788
PIMCO Total Return Portfolio                                       -            -               -             -       2,864,796
   279,765 shares; cost $2,835,180
                                                        ------------ ------------    ------------  ------------    ------------
Total Investments                                            452,632      853,342         553,145       225,632       2,864,796
Cash and Accounts Receivable                                       -            -               -             -               -
Due from MetLife Investors Insurance Company                       2            7               2             -               -
                                                        ------------ ------------    ------------  ------------    ------------
Total Assets                                            $    452,634      853,349         553,147       225,632       2,864,796
LIABILITIES:
Due to MetLife Investors Insurance Company                         -            -               -             -               5
                                                        ------------ ------------    ------------  ------------    ------------
NET ASSETS                                              $    452,634      853,349         553,147       225,632       2,864,791
                                                        ============ ============    ============  ============    ============
Outstanding Units                                             30,136       65,343          45,882        24,691         215,346
Unit Fair Values                                        $      13.08 $      12.71    $      11.71  $       8.97    $      13.13
                                                                  to           to              to            to              to
                                                        $      55.59 $      13.31    $      12.21  $      13.44    $      13.38

See accompanying notes to financial statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                          Met Investors
                                         -------------------------------------------------------------------------------
                                           Lord Abbett     Lord Abbett                                     Lord Abbett
                                           Growth and      Growth and     Lord Abbett     Lord Abbett        Growth
                                             Income          Income      Bond Debenture  Bond Debenture    Opportunity
                                            Portfolio      Portfolio B     Portfolio      Portfolio B       Portfolio
                                         --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    1,797,249  $    1,414,780  $      358,309  $      988,953  $      103,691
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 771,228         582,944         106,557         262,968          19,466
  Administrative fee                             98,958         120,984          13,085          53,807           2,367
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                              870,186         703,928         119,642         316,775          21,833
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                927,063         710,852         238,667         672,178          81,858
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      2,784,186       1,115,113         162,624         818,980          88,603
  Change in unrealized appreciation
   (depreciation) of investments             (2,572,976)       (914,627)       (376,440)     (1,324,084)       (123,748)
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    211,210         200,486        (213,816)       (505,104)        (35,145)
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,138,273  $      911,338  $       24,851  $      167,074  $       46,713
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                           Lord Abbett
                                             Growth        Lord Abbett
                                           Opportunity    Mid-Cap Value
                                           Portfolio B      Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      193,651  $      291,044
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  23,430          89,005
  Administrative fee                              6,450          12,254
                                         --------------  --------------
    Total Expenses                               29,880         101,259
                                         --------------  --------------
    Net investment (loss) income                163,771         189,785
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         35,968         461,058
  Change in unrealized appreciation
   (depreciation) of investments                (93,722)       (186,860)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    (57,754)        274,198
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      106,017  $      463,983
                                         ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         ------------------------------------------------------------------------------
                                                          Lord Abbett     Met/Putnam      Met/Putnam     Oppenheimer
                                          Lord Abbett      America's        Capital         Capital        Capital
                                         Mid-Cap Value       Value       Opportunities   Opportunities   Appreciation
                                          Portfolio B     Portfolio B      Portfolio      Portfolio B     Portfolio
                                         -------------- --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      718,818 $       11,139  $       13,105  $          746  $       20,436
                                         -------------- --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 165,333         38,999          58,802           4,811          21,323
  Administrative fee                             39,028         11,149           7,090           1,182           2,559
                                         -------------- --------------  --------------  --------------  --------------
    Total Expenses                              204,361         50,148          65,892           5,993          23,882
                                         -------------- --------------  --------------  --------------  --------------
    Net investment (loss) income                514,457        (39,009)        (52,787)         (5,247)         (3,446)
                                         -------------- --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        231,752         54,339         165,053           4,701           8,725
  Change in unrealized appreciation
   (depreciation) of investments                348,520        167,937         254,113          38,616         132,770
                                         -------------- --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    580,272        222,276         419,166          43,317         141,495
                                         -------------- --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,094,729 $      183,267  $      366,379  $       38,070  $      138,049
                                         ============== ==============  ==============  ==============  ==============

                                         --------------------------------
                                          Oppenheimer
                                            Capital           Money
                                          Appreciation       Market
                                          Portfolio B    Portfolio B (a)
                                         --------------  ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      134,504  $       50,704
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 198,311          40,201
  Administrative fee                             34,613           7,123
                                         --------------  --------------
    Total Expenses                              232,924          47,324
                                         --------------  --------------
    Net investment (loss) income                (98,420)          3,380
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        580,386               -
  Change in unrealized appreciation
   (depreciation) of investments               (170,174)              -
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    410,212               -
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      311,792  $        3,380
                                         ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------------
                                             PIMCO           Janus              Janus            PIMCO             PIMCO
                                           Inflation       Aggressive        Aggressive       Total Return      Total Return
                                         Protected Bond      Growth            Growth             Bond              Bond
                                          Portfolio B      Portfolio         Portfolio B       Portfolio        Portfolio B
                                         --------------  --------------    --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       20,517  $        1,938    $       13,005    $       32,196    $      203,537
                                         --------------  --------------    --------------    --------------    --------------
Expenses:
  Mortality and expense charges                 169,318          23,045           161,543            61,050           407,079
  Administrative fee                             28,658           2,765            30,057             7,350            76,732
                                         --------------  --------------    --------------    --------------    --------------
    Total Expenses                              197,976          25,810           191,600            68,400           483,811
                                         --------------  --------------    --------------    --------------    --------------
    Net investment (loss) income               (177,459)        (23,872)         (178,595)          (36,204)         (280,274)
                                         --------------  --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        169,893          48,424           326,684            17,276           (24,444)
  Change in unrealized appreciation
   (depreciation) of investments                (56,444)        182,879         1,121,600            71,989           496,901
                                         --------------  --------------    --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    113,449         231,303         1,448,284            89,265           472,457
                                         --------------  --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      (64,010) $      207,431    $    1,269,689    $       53,061    $      192,183
                                         ==============  ==============    ==============    ==============    ==============

                                         -------------------------
                                               RCM       T. Rowe Price
                                             Global         Mid-Cap
                                           Technology       Growth
                                           Portfolio B     Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        7,094  $       46,414
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  14,691          27,876
  Administrative fee                              2,598           5,222
                                         --------------  --------------
    Total Expenses                               17,289          33,098
                                         --------------  --------------
    Net investment (loss) income                (10,195)         13,316
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          3,231          72,851
  Change in unrealized appreciation
   (depreciation) of investments                 65,175         174,068
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     68,406         246,919
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       58,211  $      260,235
                                         ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                           Met Investors
                                             ---------------------------------------------------------------------------
                                             T. Rowe Price       MFS            MFS            AIM
                                                Mid-Cap       Research       Research       Small-Cap        Lazard
                                                Growth      International  International     Growth          Mid-Cap
                                              Portfolio B     Portfolio     Portfolio B    Portfolio B     Portfolio B
                                             -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      261,400 $      308,966 $      785,753 $      210,815 $      387,657
                                             -------------- -------------- -------------- -------------- --------------
Expenses:
  Mortality and expense charges                     150,559         68,569        174,231        118,473         52,151
  Administrative fee                                 26,598          8,631         33,378         21,562          9,037
                                             -------------- -------------- -------------- -------------- --------------
    Total Expenses                                  177,157         77,200        207,609        140,035         61,188
                                             -------------- -------------- -------------- -------------- --------------
    Net investment (loss) income                     84,243        231,766        578,144         70,780        326,469
                                             -------------- -------------- -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     482,360        598,605        818,499        327,404        274,339
  Change in unrealized appreciation
   (depreciation) of investments                    763,426         56,178        811,059        512,670       (395,073)
                                             -------------- -------------- -------------- -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                      1,245,786        654,783      1,629,558        840,074       (120,734)
                                             -------------- -------------- -------------- -------------- --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $    1,330,029 $      886,549 $    2,207,702 $      910,854 $      205,735
                                             ============== ============== ============== ============== ==============

                                             -------------------------------
                                                 Harris         Met/AIM
                                                 Oakmark       Small-Cap
                                              International     Growth
                                               Portfolio B   Portfolio (b)
                                             --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      126,444  $        6,146
                                             --------------  --------------
Expenses:
  Mortality and expense charges                     148,167           2,694
  Administrative fee                                 24,059             323
                                             --------------  --------------
    Total Expenses                                  172,226           3,017
                                             --------------  --------------
    Net investment (loss) income                    (45,782)          3,129
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     794,061           7,004
  Change in unrealized appreciation
   (depreciation) of investments                    358,872          35,151
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                      1,152,933          42,155
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $    1,107,151  $       45,284
                                             ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                              Met Investors
                                             -------------------------------------------------------------------------------
                                              Third Avenue    Third Avenue      Neuberger       Neuberger        Turner
                                                Small-Cap      Small-Cap         Berman          Berman          Mid-Cap
                                                  Value          Value         Real Estate     Real Estate       Growth
                                              Portfolio (b)   Portfolio B     Portfolio (b)    Portfolio B     Portfolio B
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        1,194  $       24,519  $          974  $        9,283  $       34,311
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       3,645         118,487           7,011          72,568          14,941
  Administrative fee                                    570          20,582             841          13,614           2,641
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                    4,215         139,069           7,852          86,182          17,582
                                             --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                     (3,021)       (114,550)         (6,878)        (76,899)         16,729
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       2,768         956,404          12,554         338,322          78,529
  Change in unrealized appreciation
   (depreciation) of investments                     74,590         179,148         105,867         601,635         (18,872)
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                         77,358       1,135,552         118,421         939,957          59,657
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       74,337  $    1,021,002  $      111,543  $      863,058  $       76,386
                                             ==============  ==============  ==============  ==============  ==============

                                             -------------------------------
                                              Goldman Sachs     Defensive
                                                 Mid-Cap        Strategy
                                                  Value          Fund of
                                               Portfolio B       Fund B
                                             --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      153,404  $       47,407
                                             --------------  --------------
Expenses:
  Mortality and expense charges                      28,316          67,610
  Administrative fee                                  4,998          11,419
                                             --------------  --------------
    Total Expenses                                   33,314          79,029
                                             --------------  --------------
    Net investment (loss) income                    120,090         (31,622)
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     178,353             234
  Change in unrealized appreciation
   (depreciation) of investments                   (107,956)        162,878
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                         70,397         163,112
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      190,487  $      131,490
                                             ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                               Met Investors
                                             -------------------------------------------------------------------------------------

                                                 Moderate          Balanced     Growth Strategy    Aggressive      Van Kampen
                                             Strategy Fund of  Strategy Fund of     Fund of     Strategy Fund of    Comstock
                                                  Fund B            Fund B          Fund B           Fund B      Portfolio B (b)
                                             ----------------  ---------------- --------------- ---------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                   $      342,483    $      957,113  $      817,151   $       77,718  $       55,815
                                              --------------    --------------  --------------   --------------  --------------
Expenses:
  Mortality and expense charges                      336,116           937,208         833,684           99,404          12,736
  Administrative fee                                  58,948           159,066         142,185           16,238           2,856
                                              --------------    --------------  --------------   --------------  --------------
    Total Expenses                                   395,064         1,096,274         975,869          115,642          15,592
                                              --------------    --------------  --------------   --------------  --------------
    Net investment (loss) income                     (52,581)         (139,161)       (158,718)         (37,924)         40,223
                                              --------------    --------------  --------------   --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       90,943            98,925         290,369           44,868           1,447
  Change in unrealized appreciation
   (depreciation) of investments                   1,212,460         4,255,769       4,808,088          600,321          60,089
                                              --------------    --------------  --------------   --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                       1,303,403         4,354,694       5,098,457          645,189          61,536
                                              --------------    --------------  --------------   --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                               $    1,250,822    $    4,215,533  $    4,939,739   $      607,265  $      101,759
                                              ==============    ==============  ==============   ==============  ==============

                                             ----------------------------
                                                                  Cyclical
                                                Cyclical         Growth and
                                               Growth ETF        Income ETF
                                             Portfolio B (c)   Portfolio B (c)
                                             ---------------   ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $          255    $          102
                                             --------------    --------------
Expenses:
  Mortality and expense charges                          25                11
  Administrative fee                                      6                 3
                                             --------------    --------------
    Total Expenses                                       31                14
                                             --------------    --------------
    Net investment (loss) income                        224                88
                                             --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           1                 -
  Change in unrealized appreciation
   (depreciation) of investments                       (224)             (145)
                                             --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                           (223)             (145)
                                             --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $            1    $          (57)
                                             ==============    ==============

(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period September 30, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                           Met Investors                                     Russell
                                                          --------------- ------------------------------------------------

                                                            Legg Mason
                                                           Value Equity     Multi-Style     Aggressive
                                                          Portfolio B (d)   Equity Fund     Equity Fund     Non-U.S. Fund
                                                          --------------- --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                               $            -  $       38,545  $       58,449    $       26,986
                                                          --------------  --------------  --------------    --------------
Expenses:
  Mortality and expense charges                                        -          43,034           7,904            20,570
  Administrative fee                                                   -           5,164             949             2,469
                                                          --------------  --------------  --------------    --------------
    Total Expenses                                                     -          48,198           8,853            23,039
                                                          --------------  --------------  --------------    --------------
    Net investment (loss) income                                       -          (9,653)         49,596             3,947
                                                          --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security transactions               -         (91,199)         47,417            25,900
  Change in unrealized appreciation (depreciation) of
   investments                                                         -         283,133         (72,447)          151,305
                                                          --------------  --------------  --------------    --------------
    Net realized and unrealized gains (losses) on
     investments                                                       -         191,934         (25,030)          177,205
                                                          --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                           $            -  $      182,281  $       24,566    $      181,152
                                                          ==============  ==============  ==============    ==============

                                                          -----------------------------


                                                                              Real Estate
                                                          Core Bond Fund    Securities Fund
                                                          --------------    ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                               $      117,820    $       39,676
                                                          --------------    --------------
Expenses:
  Mortality and expense charges                                   31,901             4,619
  Administrative fee                                               3,828               556
                                                          --------------    --------------
    Total Expenses                                                35,729             5,175
                                                          --------------    --------------
    Net investment (loss) income                                  82,091            34,501
                                                          --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security transactions           9,950            51,726
  Change in unrealized appreciation (depreciation) of
   investments                                                   (77,199)          (51,077)
                                                          --------------    --------------
    Net realized and unrealized gains (losses) on
     investments                                                 (67,249)              649
                                                          --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                           $       14,842    $       35,150
                                                          ==============    ==============

(d) For the period November 7, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                   AIM
                                             ------------------------------------------------------------------------------

                                                Capital         Capital       International   International     Premier
                                              Appreciation    Appreciation       Growth          Growth          Equity
                                                  Fund           Fund B           Fund           Fund B         Fund (a)
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        1,409  $            -  $        2,138  $        5,472  $            -
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                      27,243           1,097           4,011           6,934             382
  Administrative fee                                  4,051             245             585           1,421              91
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                   31,294           1,342           4,596           8,355             473
                                             --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                    (29,885)         (1,342)         (2,458)         (2,883)           (473)
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                    (115,784)          4,108           4,483          17,725           1,600
  Change in unrealized appreciation
   (depreciation) of investments                    304,160           1,752          48,666         107,909          (5,245)
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        188,376           5,860          53,149         125,634          (3,645)
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      158,491  $        4,518  $       50,691  $      122,751  $       (4,118)
                                             ==============  ==============  ==============  ==============  ==============

                                                        Alliance
                                             ------------------------------

                                                Bernstein       Bernstein
                                               Real Estate     Real Estate
                                              Portfolio (a)  Portfolio B (a)
                                             --------------  ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -  $            -
                                             --------------  --------------
Expenses:
  Mortality and expense charges                       3,189          19,105
  Administrative fee                                    383           3,848
                                             --------------  --------------
    Total Expenses                                    3,572          22,953
                                             --------------  --------------
    Net investment (loss) income                     (3,572)        (22,953)
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     362,781       1,564,228
  Change in unrealized appreciation
   (depreciation) of investments                   (394,028)     (1,765,860)
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        (31,247)       (201,632)
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      (34,819) $     (224,585)
                                             ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                               Scudder II
                                             ----------------------------------------------  ---------------
                                                                 Dremen
                                                Small-Cap       Small-Cap      Government         High
                                                 Growth           Value        Securities        Income
                                                Portfolio     Portfolio (a)    Portfolio       Series (a)
                                             --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -  $       39,387  $       18,947  $       21,582
                                             --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       2,318           1,675           4,358           1,342
  Administrative fee                                    319             281             602             161
                                             --------------  --------------  --------------  --------------
    Total Expenses                                    2,637           1,956           4,960           1,503
                                             --------------  --------------  --------------  --------------
    Net investment (loss) income                     (2,637)         37,431          13,987          20,079
                                             --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     (10,809)         74,979             987         (10,847)
  Change in unrealized appreciation
   (depreciation) of investments                     23,553        (137,489)        (11,047)        (19,388)
                                             --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                         12,744         (62,510)        (10,060)        (30,235)
                                             --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       10,107  $      (25,079) $        3,927  $      (10,156)
                                             ==============  ==============  ==============  ==============

                                                            MFS
                                             -----------------------------------------------

                                                  High         Investors        Investors
                                                 Income          Trust            Trust
                                              Series B (a)     Series (a)       Series B
                                             --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      282,914  $        6,266  $        4,353
                                             --------------  --------------  --------------
Expenses:
  Mortality and expense charges                      17,569           4,909          17,561
  Administrative fee                                  3,553             589           3,356
                                             --------------  --------------  --------------
    Total Expenses                                   21,122           5,498          20,917
                                             --------------  --------------  --------------
    Net investment (loss) income                    261,792             768         (16,564)
                                             --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                      23,810         (77,268)         30,437
  Change in unrealized appreciation
   (depreciation) of investments                   (425,341)         25,918          53,006
                                             --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                       (401,531)        (51,350)         83,443
                                             --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $     (139,739) $      (50,582) $       66,879
                                             ==============  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                MFS                                                   MetLife
                                                  ------------------------------  -----------------------------------------------
                                                                                                                      Harris
                                                       New             New             Davis           Davis          Oakmark
                                                    Discovery       Discovery         Venture         Venture         Focused
                                                    Series (a)     Series B (a)       Value A         Value E         Value B
                                                  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $            -  $        1,013  $      146,327  $      103,621
                                                  --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                            1,373          20,053           2,133         388,380         151,944
  Administrative fee                                         165           4,013             257          69,605          24,625
                                                  --------------  --------------  --------------  --------------  --------------
    Total Expenses                                         1,538          24,066           2,390         457,985         176,569
                                                  --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                          (1,538)        (24,066)         (1,377)       (311,658)        (72,948)
                                                  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          (17,430)         22,886           3,500       1,110,097         676,161
  Change in unrealized appreciation
   (depreciation) of investments                         (30,937)       (730,291)         11,651       1,526,284          82,993
                                                  --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                      (48,367)       (707,405)         15,151       2,636,381         759,154
                                                  --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                                   $      (49,905) $     (731,471) $       13,774  $    2,324,723  $      686,206
                                                  ==============  ==============  ==============  ==============  ==============

                                                  -------------------------------
                                                                        MFS
                                                     Jennison        Investors
                                                      Growth           Trust
                                                    Portfolio B      Series B
                                                  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $        9,517
                                                  --------------  --------------
Expenses:
  Mortality and expense charges                          121,783          58,924
  Administrative fee                                      22,088          11,649
                                                  --------------  --------------
    Total Expenses                                       143,871          70,573
                                                  --------------  --------------
    Net investment (loss) income                        (143,871)        (61,056)
                                                  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          488,532         208,084
  Change in unrealized appreciation
   (depreciation) of investments                         744,718          80,313
                                                  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                    1,233,250         288,397
                                                  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                                   $    1,089,379  $      227,341
                                                  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                MetLife
                                             -------------------------------------------------------------------------------
                                                  MFS             MFS            Capital         Capital         Putnam
                                                 Total           Total          Guardian        Guardian      International
                                                 Return          Return        U.S. Equity     U.S. Equity        Stock
                                                Series A        Series B        Series A        Series B       Portfolio B
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       22,125  $       95,922  $        2,351  $            -  $        7,662
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       8,354          30,896         108,639          51,949          20,516
  Administrative fee                                  1,002           9,578          13,079          13,485           4,220
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                    9,356          40,474         121,718          65,434          24,736
                                             --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                     12,769          55,448        (119,367)        (65,434)        (17,074)
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       3,034          39,238         106,967          84,622         102,333
  Change in unrealized appreciation
   (depreciation) of investments                       (238)        (12,748)        312,405         286,412         158,707
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          2,796          26,490         419,372         371,034         261,040
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       15,565  $       81,938  $      300,005  $      305,600  $      243,966
                                             ==============  ==============  ==============  ==============  ==============

                                             -------------------------------
                                               BlackRock       BlackRock
                                                 Money           Money
                                                Market          Market
                                               Portfolio    Portfolio B (b)
                                             -------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       32,227 $      202,570
                                             -------------- --------------
Expenses:
  Mortality and expense charges                      14,254         94,976
  Administrative fee                                  1,712         17,133
                                             -------------- --------------
    Total Expenses                                   15,966        112,109
                                             -------------- --------------
    Net investment (loss) income                     16,261         90,461
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -
                                             -------------- --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       16,261 $       90,461
                                             ============== ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                 MetLife
                                             ---------------------------------------------------------------------
                                                                                  BlackRock         BlackRock
                                                  Stock           Stock             Bond              Bond
                                                  Index           Index            Income            Income
                                              Portfolio (b)    Portfolio B        Portfolio        Portfolio B
                                             --------------  --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -  $      146,543    $       38,985    $       19,541
                                             --------------  --------------    --------------    --------------
Expenses:
  Mortality and expense charges                         476         155,956             9,340             8,849
  Administrative fee                                     57          25,865             1,121             1,831
                                             --------------  --------------    --------------    --------------
    Total Expenses                                      533         181,821            10,461            10,680
                                             --------------  --------------    --------------    --------------
    Net investment (loss) income                       (533)        (35,278)           28,524             8,861
                                             --------------  --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          27         406,257             2,442            (8,830)
  Change in unrealized appreciation
   (depreciation) of investments                      4,832         (74,372)          (23,850)            1,584
                                             --------------  --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                          4,859         331,885           (21,408)           (7,246)
                                             --------------  --------------    --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $        4,326  $      296,607    $        7,116    $        1,615
                                             ==============  ==============    ==============    ==============

                                             ------------------------------------------
                                                BlackRock          Franklin
                                                Strategic         Templeton       Met/Putnam
                                                  Value        Small-Cap Growth     Voyager
                                               Portfolio B       Portfolio B    Portfolio B (a)
                                             --------------    ---------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       31,550     $       22,568  $        2,144
                                             --------------     --------------  --------------
Expenses:
  Mortality and expense charges                       5,598             12,802           2,040
  Administrative fee                                  1,188              2,625             618
                                             --------------     --------------  --------------
    Total Expenses                                    6,786             15,427           2,658
                                             --------------     --------------  --------------
    Net investment (loss) income                     24,764              7,141            (514)
                                             --------------     --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       5,383             12,961         (17,813)
  Change in unrealized appreciation
   (depreciation) of investments                    (20,218)            88,409         (42,684)
                                             --------------     --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        (14,835)           101,370         (60,497)
                                             --------------     --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $        9,929     $      108,511  $      (61,011)
                                             ==============     ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                 MetLife
                                     -------------------------------------------------------------------------------------
                                        Salomon           Salomon            Salomon           T. Rowe         T. Rowe
                                        Brothers          Brothers          Brothers            Price           Price
                                     Strategic Bond    Strategic Bond    U.S. Government      Small-Cap       Small-Cap
                                       Portfolio        Portfolio B      Portfolio B (b)      Portfolio      Portfolio B
                                     --------------    --------------    ---------------   --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                          $        6,877    $       44,878    $            -    $            -  $            -
                                     --------------    --------------    --------------    --------------  --------------
Expenses:
  Mortality and expense charges               1,571            10,551               139             6,124           8,668
  Administrative fee                            190             2,247                23               746           1,845
                                     --------------    --------------    --------------    --------------  --------------
    Total Expenses                            1,761            12,798               162             6,870          10,513
                                     --------------    --------------    --------------    --------------  --------------
    Net investment (loss) income              5,116            32,080              (162)           (6,870)        (10,513)
                                     --------------    --------------    --------------    --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      3,653             4,457                 1             6,239          12,161
  Change in unrealized appreciation
   (depreciation) of investments             (6,835)          (26,039)               67            44,951          55,130
                                     --------------    --------------    --------------    --------------  --------------
    Net realized and unrealized
     gains (losses) on
     investments                             (3,182)          (21,582)               68            51,190          67,291
                                     --------------    --------------    --------------    --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $        1,934    $       10,498    $          (94)   $       44,320  $       56,778
                                     ==============    ==============    ==============    ==============  ==============

                                     -----------------------------------------
                                         T. Rowe         T. Rowe
                                          Price           Price          Oppenheimer
                                        Large-Cap       Large-Cap       Global Equity
                                        Portfolio      Portfolio B     Portfolio B (b)
                                     --------------  --------------    ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                          $        5,631  $        8,554    $            -
                                     --------------  --------------    --------------
Expenses:
  Mortality and expense charges              12,241          29,840               831
  Administrative fee                          1,510           6,359               264
                                     --------------  --------------    --------------
    Total Expenses                           13,751          36,199             1,095
                                     --------------  --------------    --------------
    Net investment (loss) income             (8,120)        (27,645)           (1,095)
                                     --------------  --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                     17,711          18,527               260
  Change in unrealized appreciation
   (depreciation) of investments             41,081         189,227            25,843
                                     --------------  --------------    --------------
    Net realized and unrealized
     gains (losses) on
     investments                             58,792         207,754            26,103
                                     --------------  --------------    --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $       50,672  $      180,109    $       25,008
                                     ==============  ==============    ==============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                              Oppenheimer                                               Putnam
                                             --------------  ---------------------------------------------------------------------

                                                Capital        Growth and        Growth and
                                              Appreciation       Income            Income             Vista          Vista
                                                Fund (a)          Fund             Fund B             Fund           Fund B
                                             --------------  --------------    --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        2,226  $       19,970    $       11,814    $            -  $            -
                                             --------------  --------------    --------------    --------------  --------------
Expenses:
  Mortality and expense charges                         936          13,570             7,877             5,240             332
  Administrative fee                                    117           1,628             2,062               631              76
                                             --------------  --------------    --------------    --------------  --------------
    Total Expenses                                    1,053          15,198             9,939             5,871             408
                                             --------------  --------------    --------------    --------------  --------------
    Net investment (loss) income                      1,173           4,772             1,875            (5,871)           (408)
                                             --------------  --------------    --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     (55,486)            807            22,260           (26,336)          2,681
  Change in unrealized appreciation
   (depreciation) of investments                     42,525          36,555            12,175            75,100             337
                                             --------------  --------------    --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        (12,961)         37,362            34,435            48,764           3,018
                                             --------------  --------------    --------------    --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      (11,788) $       42,134    $       36,310    $       42,893  $        2,610
                                             ==============  ==============    ==============    ==============  ==============

                                             ----------------------

                                                 Equity      International
                                                 Income         Growth
                                                 Fund B        Fund (a)
                                             -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       44,765 $       16,773
                                             -------------- --------------
Expenses:
  Mortality and expense charges                      18,513          4,268
  Administrative fee                                  5,374            512
                                             -------------- --------------
    Total Expenses                                   23,887          4,780
                                             -------------- --------------
    Net investment (loss) income                     20,878         11,993
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                      15,872        (44,018)
  Change in unrealized appreciation
   (depreciation) of investments                     79,562          3,692
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                         95,434        (40,326)
                                             -------------- --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      116,312 $      (28,333)
                                             ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                 Putnam
                                             --------------    ---------------------------------

                                              International        Growth            Growth
                                                 Equity          Securities        Securities
                                               Fund B (a)           Fund             Fund B
                                             --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       57,221    $        3,225    $        1,208
                                             --------------    --------------    --------------
Expenses:
  Mortality and expense charges                      16,291             2,980             1,261
  Administrative fee                                  3,193               401               290
                                             --------------    --------------    --------------
    Total Expenses                                   19,484             3,381             1,551
                                             --------------    --------------    --------------
    Net investment (loss) income                     37,737              (156)             (343)
                                             --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     869,145               905             8,098
  Change in unrealized appreciation
   (depreciation) of investments                 (1,018,125)           17,981              (752)
                                             --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                       (148,980)           18,886             7,346
                                             --------------    --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $     (111,243)   $       18,730    $        7,003
                                             ==============    ==============    ==============

                                                      Templeton
                                             ------------------------------------------------------------
                                                                                   Developing        Developing
                                                Foreign           Foreign           Markets           Markets
                                               Securities        Securities        Securities        Securities
                                                  Fund             Fund B             Fund             Fund B
                                             --------------    --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        9,490    $       39,251    $        5,901    $       50,776
                                             --------------    --------------    --------------    --------------
Expenses:
  Mortality and expense charges                       9,056            39,757             5,109            49,068
  Administrative fee                                  1,105             8,488               613             9,817
                                             --------------    --------------    --------------    --------------
    Total Expenses                                   10,161            48,245             5,722            58,885
                                             --------------    --------------    --------------    --------------
    Net investment (loss) income                       (671)           (8,994)              179            (8,109)
                                             --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       5,524            62,069            59,645           225,403
  Change in unrealized appreciation
   (depreciation) of investments                     57,800           264,440            34,205           728,390
                                             --------------    --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                         63,324           326,509            93,850           953,793
                                             --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $       62,653    $      317,515    $       94,029    $      945,684
                                             ==============    ==============    ==============    ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                Fidelity
                                             -----------------------------------------------------------------------------------

                                                                                                   Growth          Growth and
                                               Contrafund        Growth          Growth         Opportunities        Income
                                              Portfolio (a)     Portfolio      Portfolio B        Portfolio        Portfolio
                                             --------------  --------------  --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $          150  $          227  $       10,933    $          119    $          640
                                             --------------  --------------  --------------    --------------    --------------
Expenses:
  Mortality and expense charges                         184             579          62,620               168               546
  Administrative fee                                     27              72          12,782                22                68
                                             --------------  --------------  --------------    --------------    --------------
    Total Expenses                                      211             651          75,402               190               614
                                             --------------  --------------  --------------    --------------    --------------
Net investment (loss) income                            (61)           (424)        (64,469)              (71)               26
                                             --------------  --------------  --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       5,733          (2,117)         32,754              (580)             (236)
  Change in unrealized appreciation
   (depreciation) of investments                     (7,191)          4,535         328,612             1,642             2,976
                                             --------------  --------------  --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                         (1,458)          2,418         361,366             1,062             2,740
                                             --------------  --------------  --------------    --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $       (1,519) $        1,994  $      296,897    $          991    $        2,766
                                             ==============  ==============  ==============    ==============    ==============

                                             ---------------------------

                                                 Equity          Equity
                                                 Income          Income
                                                Portfolio      Portfolio B
                                             --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $          484  $       20,224
                                             --------------  --------------
Expenses:
  Mortality and expense charges                         119           5,710
  Administrative fee                                     15           1,116
                                             --------------  --------------
    Total Expenses                                      134           6,826
                                             --------------  --------------
Net investment (loss) income                            350          13,398
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          69          13,260
  Change in unrealized appreciation
   (depreciation) of investments                         (7)         (7,196)
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                             62           6,064
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $          412  $       19,462
                                             ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                            Fidelity                   Dryefus
                                         ---------------   ------------------------------    -----------------

                                              High             Stock             Stock            High
                                             Income            Index             Index            Yield
                                         Portfolio B (a)      Fund (a)         Fund B (a)       Portfolio
                                         ---------------   --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        7,007    $          203    $        1,241  $       43,215
                                         --------------    --------------    --------------  --------------
Expenses:
  Mortality and expense charges                     364               250             1,603           8,066
  Administrative fee                                 87                34               323           1,645
                                         --------------    --------------    --------------  --------------
    Total Expenses                                  451               284             1,926           9,711
                                         --------------    --------------    --------------  --------------
    Net investment (loss) income                  6,556               (81)             (685)         33,504
                                         --------------    --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                            212            (9,297)           44,582          27,040
  Change in unrealized appreciation
   (depreciation) of investments                (10,152)            6,713           (61,960)        (36,844)
                                         --------------    --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     (9,940)           (2,584)          (17,378)         (9,804)
                                         --------------    --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       (3,384)   $       (2,665)   $      (18,063) $       23,700
                                         ==============    ==============    ==============  ==============

                                                     PIMCO
                                         ----------------------------------------------

                                               Low            StocksPLUS         Total
                                            Duration          Growth and        Return
                                            Portfolio      Income Portfolio    Portfolio
                                         --------------    ---------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       17,862     $        5,214  $      147,711
                                         --------------     --------------  --------------
Expenses:
  Mortality and expense charges                   7,134              2,621          38,779
  Administrative fee                              1,315                571           6,741
                                         --------------     --------------  --------------
    Total Expenses                                8,449              3,192          45,520
                                         --------------     --------------  --------------
    Net investment (loss) income                  9,413              2,022         102,191
                                         --------------     --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                           (216)             5,917          23,878
  Change in unrealized appreciation
   (depreciation) of investments                (11,694)            (3,954)        (96,576)
                                         --------------     --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    (11,910)             1,963         (72,698)
                                         --------------     --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       (2,497)    $        3,985  $       29,493
                                         ==============     ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                  -----------------------------------
                                            Lord Abbett
                                              Growth
                                                and
                                         Income Portfolio
                                  ------------------------------
                                       2005              2004
                                  --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      927,063    $     (599,768)
 Net realized gains (losses)
   from security transactions          2,784,186         1,956,088
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (2,572,976)        5,944,727
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                   1,138,273         7,301,047
                                  --------------    --------------
From capital transactions:
 Net purchase payments                   456,539           260,102
 Net investment division
   transfers                          (1,239,560)        9,498,828
 Other net transfers                 (10,642,668)       (9,984,821)
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions       (11,425,689)         (225,891)
                                  --------------    --------------
    NET CHANGE IN NET ASSETS         (10,287,416)        7,075,156
NET ASSETS - BEGINNING OF
 PERIOD                               69,071,703        61,996,547
                                  --------------    --------------
NET ASSETS - END OF PERIOD        $   58,784,287    $   69,071,703
                                  ==============    ==============

                                                        Met Investors
                                  -------------------------------------------------------------------------------------------
                                            Lord Abbett
                                              Growth                            Lord Abbett
                                                and                                Bond
                                        Income Portfolio B                  Debenture Portfolio
                                  ------------------------------      ------------------------------
                                       2005              2004              2005              2004
                                  --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      710,852    $     (569,918)   $      238,667    $      171,729
 Net realized gains (losses)
   from security transactions          1,115,113         1,864,001           162,624           157,907
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (914,627)        4,227,560          (376,440)          344,705
                                  --------------    --------------    --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     911,338         5,521,643            24,851           674,341
                                  --------------    --------------    --------------    --------------
From capital transactions:
 Net purchase payments                 2,038,807         9,570,010            10,305            17,069
 Net investment division
   transfers                            (864,188)       (1,250,373)         (171,146)          197,690
 Other net transfers                  (2,454,095)       (2,084,742)       (1,699,518)       (2,680,428)
                                  --------------    --------------    --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions        (1,279,476)        6,234,895        (1,860,359)       (2,465,669)
                                  --------------    --------------    --------------    --------------
    NET CHANGE IN NET ASSETS            (368,138)       11,756,538        (1,835,508)       (1,791,328)
NET ASSETS - BEGINNING OF
 PERIOD                               51,453,931        39,697,393         9,796,621        11,587,949
                                  --------------    --------------    --------------    --------------
NET ASSETS - END OF PERIOD        $   51,085,793    $   51,453,931    $    7,961,113    $    9,796,621
                                  ==============    ==============    ==============    ==============

                                  -------------------

                                            Lord Abbett
                                               Bond
                                       Debenture Portfolio B
                                  ------------------------------
                                       2005            2004
                                  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      672,178  $      335,126
 Net realized gains (losses)
   from security transactions            818,980       1,002,765
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (1,324,084)        194,054
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     167,074       1,531,945
                                  --------------  --------------
From capital transactions:
 Net purchase payments                   731,103       7,292,867
 Net investment division
   transfers                           1,088,572      (4,698,476)
 Other net transfers                  (1,416,713)     (1,543,481)
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           402,962       1,050,910
                                  --------------  --------------
    NET CHANGE IN NET ASSETS             570,036       2,582,855
NET ASSETS - BEGINNING OF
 PERIOD                               22,863,216      20,280,361
                                  --------------  --------------
NET ASSETS - END OF PERIOD        $   23,433,252  $   22,863,216
                                  ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                           Met Investors
                                  -----------------------------------------------------------------------------------------------

                                            Lord Abbett                     Lord Abbett                     Lord Abbett
                                              Growth                          Growth                          Mid-Cap
                                       Opportunity Portfolio          Opportunity Portfolio B             Value Portfolio
                                  ------------------------------  ------------------------------  ------------------------------
                                       2005            2004            2005            2004            2005            2004
                                  --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $       81,858  $      (23,109) $      163,771  $      (25,400) $      189,785  $      105,392
 Net realized gains (losses)
   from security transactions             88,603          64,023          35,968          48,793         461,058         326,509
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (123,748)        131,267         (93,722)        197,688        (186,860)        935,451
                                  --------------  --------------  --------------  --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      46,713         172,181         106,017         221,081         463,983       1,367,352
                                  --------------  --------------  --------------  --------------  --------------  --------------
From capital transactions:
 Net purchase payments                    36,464             440         203,042         103,500          38,899          13,975
 Net investment division
   transfers                             (25,853)         16,620         417,909         198,210         148,592       1,823,572
 Other net transfers                    (257,877)       (183,176)       (151,222)       (128,536)     (1,082,982)       (874,412)
                                  --------------  --------------  --------------  --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions          (247,266)       (166,116)        469,729         173,174        (895,491)        963,135
                                  --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET ASSETS            (200,553)          6,065         575,746         394,255        (431,508)      2,330,487
NET ASSETS - BEGINNING OF
 PERIOD                                1,736,878       1,730,813       2,255,224       1,860,969       7,458,251       5,127,764
                                  --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD        $    1,536,325  $    1,736,878  $    2,830,970  $    2,255,224  $    7,026,743  $    7,458,251
                                  ==============  ==============  ==============  ==============  ==============  ==============

                                  -------------------------------

                                            Lord Abbett
                                              Mid-Cap
                                         Value Portfolio B
                                  ------------------------------
                                       2005            2004
                                  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      514,457  $      203,327
 Net realized gains (losses)
   from security transactions            231,752          66,936
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           348,520       2,041,814
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                   1,094,729       2,312,077
                                  --------------  --------------
From capital transactions:
 Net purchase payments                 1,519,211       1,530,004
 Net investment division
   transfers                           2,555,146       2,246,911
 Other net transfers                    (870,518)       (478,319)
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions         3,203,839       3,298,596
                                  --------------  --------------
    NET CHANGE IN NET ASSETS           4,298,568       5,610,673
NET ASSETS - BEGINNING OF
 PERIOD                               13,631,254       8,020,581
                                  --------------  --------------
NET ASSETS - END OF PERIOD        $   17,929,822  $   13,631,254
                                  ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                  -----------------------------------

                                            Lord Abbett
                                             America's
                                         Value Portfolio B
                                  ------------------------------
                                       2005              2004
                                  --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      (39,009)   $       59,000
 Net realized gains (losses)
   from security transactions             54,339            14,816
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           167,937           240,174
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     183,267           313,990
                                  --------------    --------------
From capital transactions:
 Net purchase payments                   730,020           748,319
 Net investment division
   transfers                           2,653,205         1,505,041
 Other net transfers                    (354,633)          (61,730)
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions         3,028,592         2,191,630
                                  --------------    --------------
    NET CHANGE IN NET ASSETS           3,211,859         2,505,620
NET ASSETS - BEGINNING OF
 PERIOD                                3,041,361           535,741
                                  --------------    --------------
NET ASSETS - END OF PERIOD        $    6,253,220    $    3,041,361
                                  ==============    ==============

                                                     Met Investors
                                  -------------------------------------------------------------------------------------

                                            JP Morgan                       JP Morgan
                                             Quality                         Quality
                                         Bond Portfolio                 Bond Portfolio B
                                  ----------------------------    ----------------------------
                                                   2004 (f)                           2004 (f)
                                                --------------                     --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income                   $      399,352                     $      515,881
 Net realized gains (losses)
   from security transactions                          132,583                           (427,307)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                        (391,823)                            52,852
                                                --------------                     --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                   140,112                            141,426
                                                --------------                     --------------
From capital transactions:
 Net purchase payments                                       -                          1,007,333
 Net investment division
   transfers                                        (5,310,539)                        (5,639,399)
 Other net transfers                                (1,539,447)                          (354,880)
                                                --------------                     --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                      (6,849,986)                        (4,986,946)
                                                --------------                     --------------
    NET CHANGE IN NET ASSETS                        (6,709,874)                        (4,845,520)
NET ASSETS - BEGINNING OF
 PERIOD                                              6,709,874                          4,845,520
                                                --------------                     --------------
NET ASSETS - END OF PERIOD                      $            -                     $            -
                                                ==============                     ==============

                                  ------------------

                                            JP Morgan
                                             Select
                                        Equity Portfolio
                                  ----------------------------
                                                      2004 (f)
                                                   --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income                      $       36,418
 Net realized gains (losses)
   from security transactions                            (609,282)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                          1,185,338
                                                   --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                      612,474
                                                   --------------
From capital transactions:
 Net purchase payments                                     25,573
 Net investment division
   transfers                                           (9,398,661)
 Other net transfers                                   (2,271,090)
                                                   --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                        (11,644,178)
                                                   --------------
    NET CHANGE IN NET ASSETS                          (11,031,704)
NET ASSETS - BEGINNING OF
 PERIOD                                                11,031,704
                                                   --------------
NET ASSETS - END OF PERIOD                         $            -
                                                   ==============

(f) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Met Investors
                            --------------------------------------------------------------------------------------------------

                                      JP Morgan                    Met/Putnam                          Met/Putnam
                                       Select                       Research                             Capital
                                 Equity Portfolio B                Portfolio B                   Opportunities Portfolio
                            ----------------------------  ----------------------------       ------------------------------
                                             2004 (f)                         2004 (f)            2005            2004
                                          --------------                   --------------    --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                 $        2,388                   $      (19,751)   $      (52,787) $      (74,837)
 Net realized gains
   (losses) from
   security transactions                          60,974                          268,898           165,053         (14,269)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                   (23,414)                        (239,343)          254,113         914,173
                                          --------------                   --------------    --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                              39,948                            9,804           366,379         825,067
                                          --------------                   --------------    --------------  --------------
From capital
 transactions:
 Net purchase payments                                                            497,895           108,599          92,821
 Net investment division
   transfers                                    (561,614)                      (2,802,868)         (153,398)       (266,316)
 Other net transfers                             (95,953)                        (103,053)       (1,167,362)     (1,032,592)
                                          --------------                   --------------    --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                               (657,567)                      (2,408,026)       (1,212,161)     (1,206,087)
                                          --------------                   --------------    --------------  --------------
    NET CHANGE IN NET
     ASSETS                                     (617,619)                      (2,398,222)         (845,782)       (381,020)
NET ASSETS - BEGINNING
 OF PERIOD                                       617,619                        2,398,222         5,369,176       5,750,196
                                          --------------                   --------------    --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            -                   $            -    $    4,523,394  $    5,369,176
                                          ==============                   ==============    ==============  ==============

                            ------------------------

                                      Met/Putnam
                                        Capital
                               Opportunities Portfolio B
                            ------------------------------
                                 2005              2004
                            --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $       (5,247)   $       (5,382)
 Net realized gains
   (losses) from
   security transactions             4,701             1,838
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      38,616            70,316
                            --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                38,070            66,772
                            --------------    --------------
From capital
 transactions:
 Net purchase payments               1,101             4,988
 Net investment division
   transfers                        49,953             4,369
 Other net transfers               (11,136)           (8,833)
                            --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   39,918               524
                            --------------    --------------
    NET CHANGE IN NET
     ASSETS                         77,988            67,296
NET ASSETS - BEGINNING
 OF PERIOD                         464,650           397,354
                            --------------    --------------
NET ASSETS - END OF
 PERIOD                     $      542,638    $      464,650
                            ==============    ==============

(f) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                  -----------------------------------

                                            Oppenheimer
                                              Capital
                                      Appreciation Portfolio
                                  ------------------------------
                                       2005            2004 (g)
                                  --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $       (3,446)   $       46,204
 Net realized gains (losses)
   from security transactions              8,725              (526)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           132,770            16,843
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     138,049            62,521
                                  --------------    --------------
From capital transactions:
 Net purchase payments                       480               160
 Net investment division
   transfers                           1,261,595           938,122
 Other net transfers                    (300,919)          (81,802)
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           961,156           856,480
                                  --------------    --------------
    NET CHANGE IN NET ASSETS           1,099,205           919,001
NET ASSETS - BEGINNING OF
 PERIOD                                  919,001                 -
                                  --------------    --------------
NET ASSETS - END OF PERIOD        $    2,018,206    $      919,001
                                  ==============    ==============

                                                        Met Investors
                                  -------------------------------------------------------------------------------------------

                                            Oppenheimer                          Money
                                              Capital                           Market
                                     Appreciation Portfolio B                 Portfolio B
                                  ------------------------------    ------------------------------
                                       2005              2004          2005 (a)            2004
                                  --------------    --------------  --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      (98,420)   $      903,544  $        3,380    $     (105,147)
 Net realized gains (losses)
   from security transactions            580,386           837,551               -                 -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (170,174)         (848,736)              -                 -
                                  --------------    --------------  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     311,792           892,359           3,380          (105,147)
                                  --------------    --------------  --------------    --------------
From capital transactions:
 Net purchase payments                   582,397         5,763,382       3,962,241         7,336,779
 Net investment division
   transfers                          (3,660,085)       (1,247,575)    (13,151,826)       (7,042,492)
 Other net transfers                    (868,423)         (617,785)       (130,327)         (773,391)
                                  --------------    --------------  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions        (3,946,111)        3,898,022      (9,319,912)         (479,104)
                                  --------------    --------------  --------------    --------------
    NET CHANGE IN NET ASSETS          (3,634,319)        4,790,381      (9,316,532)         (584,251)
NET ASSETS - BEGINNING OF
 PERIOD                               17,809,586        13,019,205       9,316,532         9,900,783
                                  --------------    --------------  --------------    --------------
NET ASSETS - END OF PERIOD        $   14,175,267    $   17,809,586  $            -    $    9,316,532
                                  ==============    ==============  ==============    ==============

                                  ---------------------

                                          PIMCO Inflation
                                             Protected
                                         Bond Portfolio B
                                  ------------------------------
                                       2005              2004
                                  --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $     (177,459)   $      492,509
 Net realized gains (losses)
   from security transactions            169,893           456,817
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           (56,444)          147,725
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     (64,010)        1,097,051
                                  --------------    --------------
From capital transactions:
 Net purchase payments                   477,620         5,824,012
 Net investment division
   transfers                          (1,659,818)       (2,084,647)
 Other net transfers                    (572,028)         (634,879)
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions        (1,754,226)        3,104,486
                                  --------------    --------------
    NET CHANGE IN NET ASSETS          (1,818,236)        4,201,537
NET ASSETS - BEGINNING OF
 PERIOD                               14,486,481        10,284,944
                                  --------------    --------------
NET ASSETS - END OF PERIOD        $   12,668,245    $   14,486,481
                                  ==============    ==============

(a) For the period from January 1, 2005 to April 29, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Met Investors
                            -----------------------------------------------------------------------------------------------------

                                         Janus                             Janus                           PIMCO
                                      Aggressive                        Aggressive                     Total Return
                                   Growth Portfolio                 Growth Portfolio B                Bond Portfolio
                            ------------------------------    ------------------------------  ------------------------------
                                 2005          2004 (g)            2005            2004            2005            2004 (g)
                            --------------  --------------    --------------  --------------  --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      (23,872) $      (19,165)   $     (178,595) $     (202,789) $      (36,204)   $        2,385
 Net realized gains
   (losses) from
   security transactions            48,424           9,718           326,684         815,044          17,276            (2,751)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     182,879         198,500         1,121,600         590,259          71,989            33,857
                            --------------  --------------    --------------  --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               207,431         189,053         1,269,689       1,202,514          53,061            33,491
                            --------------  --------------    --------------  --------------  --------------    --------------
From capital
 transactions:
 Net purchase payments                 480             320           372,792       2,585,596           2,000                 -
 Net investment division
   transfers                      (151,508)      2,108,310        (2,346,784)      5,002,479         152,651         5,333,820
 Other net transfers              (250,925)       (246,131)         (707,146)       (475,857)       (842,342)          (76,543)
                            --------------  --------------    --------------  --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (401,953)      1,862,499        (2,681,138)      7,112,218        (687,691)        5,257,277
                            --------------  --------------    --------------  --------------  --------------    --------------
    NET CHANGE IN NET
     ASSETS                       (194,522)      2,051,552        (1,411,449)      8,314,732        (634,630)        5,290,768
NET ASSETS - BEGINNING
 OF PERIOD                       2,051,552               -        13,735,692       5,420,960       5,290,768                 -
                            --------------  --------------    --------------  --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                     $    1,857,030  $    2,051,552    $   12,324,243  $   13,735,692  $    4,656,138    $    5,290,768
                            ==============  ==============    ==============  ==============  ==============    ==============

                            -------------------------

                                         PIMCO
                                     Total Return
                                   Bond Portfolio B
                            ------------------------------
                                 2005              2004
                            --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (280,274)   $    1,402,742
 Net realized gains
   (losses) from
   security transactions           (24,444)            1,615
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     496,901          (601,994)
                            --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               192,183           802,363
                            --------------    --------------
From capital
 transactions:
 Net purchase payments           2,138,313         6,722,289
 Net investment division
   transfers                    (1,072,472)        3,640,137
 Other net transfers            (1,953,969)       (1,228,260)
                            --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (888,128)        9,134,166
                            --------------    --------------
    NET CHANGE IN NET
     ASSETS                       (695,945)        9,936,529
NET ASSETS - BEGINNING
 OF PERIOD                      32,346,606        22,410,077
                            --------------    --------------
NET ASSETS - END OF
 PERIOD                     $   31,650,661    $   32,346,606
                            ==============    ==============

(a) For the period from January 1, 2005 to April 29, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Met Investors
                            ---------------------------------------------------------------------------------------------------

                                                                    T. Rowe Price                     T. Rowe Price
                                     RCM Global                        Mid-Cap                           Mid-Cap
                               Technology Portfolio B             Growth Portfolio                 Growth Portfolio B
                            ----------------------------    ----------------------------      ----------------------------
                                 2005             2004           2005           2004 (g)           2005             2004
                            -------------    -------------  -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (10,195)   $     (22,345) $      13,316    $     (23,014)   $      84,243    $    (167,472)
 Net realized gains
   (losses) from
   security transactions            3,231          125,899         72,851            9,847          482,360          596,256
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     65,175          (79,632)       174,068          320,841          763,426          997,791
                            -------------    -------------  -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               58,211           23,922        260,235          307,674        1,330,029        1,426,575
                            -------------    -------------  -------------    -------------    -------------    -------------
From capital
 transactions:
 Net purchase payments             32,548          519,833              -            6,421        1,009,788        2,752,323
 Net investment division
   transfers                     (405,651)         (32,994)      (280,537)       2,105,579         (389,150)      (1,299,281)
 Other net transfers              (63,441)         (48,763)      (142,582)         (66,363)        (574,064)        (307,410)
                            -------------    -------------  -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (436,544)         438,076       (423,119)       2,045,637           46,574        1,145,632
                            -------------    -------------  -------------    -------------    -------------    -------------
    NET CHANGE IN NET
     ASSETS                      (378,333)         461,998       (162,884)       2,353,311        1,376,603        2,572,207
NET ASSETS - BEGINNING
 OF PERIOD                      1,409,252          947,254      2,353,311                -       10,865,835        8,293,628
                            -------------    -------------  -------------    -------------    -------------    -------------
NET ASSETS - END OF
 PERIOD                     $   1,030,919    $   1,409,252  $   2,190,427    $   2,353,311    $  12,242,438    $  10,865,835
                            =============    =============  =============    =============    =============    =============

                            -------------------

                                    MFS Research
                                    International
                                      Portfolio
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     231,766  $     (58,105)
 Net realized gains
   (losses) from
   security transactions          598,605        310,180
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     56,178        612,915
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              886,549        864,990
                            -------------  -------------
From capital
 transactions:
 Net purchase payments            147,944         79,642
 Net investment division
   transfers                      860,535        580,811
 Other net transfers           (1,293,929)      (935,548)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (285,450)      (275,095)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                       601,099        589,895
NET ASSETS - BEGINNING
 OF PERIOD                      5,481,933      4,892,038
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   6,083,032  $   5,481,933
                            =============  =============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Met Investors
                            -----------------------------------------------------------------------------------------
                                         MFS                           AIM
                                      Research                      Small-Cap                      Lazard
                                    International                    Growth                        Mid-Cap
                                     Portfolio B                   Portfolio B                   Portfolio B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     578,144  $    (132,626) $      70,780  $    (130,212) $     326,469  $     (79,477)
 Net realized gains
   (losses) from
   security transactions          818,499        891,400        327,404        769,867        274,339        425,791
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    811,059      1,318,202        512,670       (114,878)      (395,073)       157,060
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            2,207,702      2,076,976        910,854        524,777        205,735        503,374
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments          1,194,742      3,147,063        171,009      2,553,485        285,815      1,535,437
 Net investment division
   transfers                    1,701,747      2,504,374      2,749,934     (1,535,174)      (887,904)    (1,967,890)
 Other net transfers             (704,065)      (311,588)      (546,748)      (253,697)      (189,084)      (205,209)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               2,192,424      5,339,849      2,374,195        764,614       (791,173)      (637,662)
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                     4,400,126      7,416,825      3,285,049      1,289,391       (585,438)      (134,288)
NET ASSETS - BEGINNING
 OF PERIOD                     11,761,428      4,344,603      6,898,264      5,608,873      4,191,996      4,326,284
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  16,161,554  $  11,761,428  $  10,183,313  $   6,898,264  $   3,606,558  $   4,191,996
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                       Harris
                                       Oakmark
                                    International
                                     Portfolio B
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (45,782) $    (180,199)
 Net realized gains
   (losses) from
   security transactions          794,061      1,556,081
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    358,872        669,795
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            1,107,151      2,045,677
                            -------------  -------------
From capital
 transactions:
 Net purchase payments          1,102,799      4,407,476
 Net investment division
   transfers                   (1,369,116)    (2,270,308)
 Other net transfers             (441,559)      (289,427)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (707,876)     1,847,741
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                       399,275      3,893,418
NET ASSETS - BEGINNING
 OF PERIOD                     10,393,141      6,499,723
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  10,792,416  $  10,393,141
                            =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         --------------------------------

                                                   Met/AIM
                                                  Small-Cap
                                              Growth Portfolio
                                         ---------------------------
                                            2005 (b)
                                         -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       3,129
  Net realized gains (losses) from
   security transactions                         7,004
  Change in unrealized appreciation
   (depreciation) of investments                35,151
                                         -------------
    Net increase (decrease) in net
     assets resulting from operations           45,284
                                         -------------
From capital transactions:
  Net purchase payments                              -
  Net investment division transfers            299,940
  Other net transfers                          (45,262)
                                         -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              254,678
                                         -------------
    NET CHANGE IN NET ASSETS                   299,962
NET ASSETS - BEGINNING OF
 PERIOD                                              -
                                         -------------
NET ASSETS - END OF PERIOD               $     299,962
                                         =============

                                                           Met Investors
                                         ---------------------------------------------------------------------------------
                                                                                   Third
                                                    Third                         Avenue
                                              Avenue Small-Cap                   Small-Cap
                                               Value Portfolio               Value Portfolio B
                                         ---------------------------   ----------------------------
                                            2005 (b)                        2005             2004
                                         -------------                 -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (3,021)                $    (114,550)   $      30,085
  Net realized gains (losses) from
   security transactions                         2,768                       956,404        1,491,399
  Change in unrealized appreciation
   (depreciation) of investments                74,590                       179,148          731,562
                                         -------------                 -------------    -------------
    Net increase (decrease) in net
     assets resulting from operations           74,337                     1,021,002        2,253,046
                                         -------------                 -------------    -------------
From capital transactions:
  Net purchase payments                              -                       788,017        3,550,138
  Net investment division transfers            386,636                    (1,313,120)      (3,732,602)
  Other net transfers                          (16,241)                     (472,273)        (334,453)
                                         -------------                 -------------    -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              370,395                      (997,376)        (516,917)
                                         -------------                 -------------    -------------
    NET CHANGE IN NET ASSETS                   444,732                        23,626        1,736,129
NET ASSETS - BEGINNING OF
 PERIOD                                              -                     9,208,622        7,472,493
                                         -------------                 -------------    -------------
NET ASSETS - END OF PERIOD               $     444,732                 $   9,232,248    $   9,208,622
                                         =============                 =============    =============

                                         -----------------
                                                  Neuberger
                                                   Berman
                                                    Real
                                              Estate Portfolio
                                         ---------------------------
                                            2005 (b)
                                         -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (6,878)
  Net realized gains (losses) from
   security transactions                        12,554
  Change in unrealized appreciation
   (depreciation) of investments               105,867
                                         -------------
    Net increase (decrease) in net
     assets resulting from operations          111,543
                                         -------------
From capital transactions:
  Net purchase payments                              -
  Net investment division transfers            813,418
  Other net transfers                         (103,791)
                                         -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              709,627
                                         -------------
    NET CHANGE IN NET ASSETS                   821,170
NET ASSETS - BEGINNING OF
 PERIOD                                              -
                                         -------------
NET ASSETS - END OF PERIOD               $     821,170
                                         =============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                               Met Investors
                          ---------------------------------------------------------------------------------------------

                                    Neuberger                        Turner                     Goldman Sachs
                                     Berman                          Mid-Cap                       Mid-Cap
                             Real Estate Portfolio B           Growth Portfolio B             Value Portfolio B
                          ----------------------------    ----------------------------  ----------------------------
                               2005         2004 (g)           2005         2004 (g)         2005           2004 (g)
                          -------------  -------------    -------------  -------------  -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                 $     (76,899) $      69,471    $      16,729  $     (23,900) $     120,090    $      (5,949)
 Net realized gains
   (losses) from
   security
   transactions                 338,322        319,936           78,529        160,483        178,353          269,732
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  601,635        466,832          (18,872)       197,573       (107,956)         298,743
                          -------------  -------------    -------------  -------------  -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            863,058        856,239           76,386        334,156        190,487          562,526
                          -------------  -------------    -------------  -------------  -------------    -------------
From capital
 transactions:
 Net purchase payments          907,420        839,423           42,276        554,212        482,465          830,411
 Net investment
   division transfers         3,660,627      1,097,312         (500,622)       644,546       (379,486)         768,628
 Other net transfers           (281,549)      (105,853)         (61,800)       (37,548)       (94,921)         (68,745)
                          -------------  -------------    -------------  -------------  -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             4,286,498      1,830,882         (520,146)     1,161,210          8,058        1,530,294
                          -------------  -------------    -------------  -------------  -------------    -------------
    NET CHANGE IN NET
     ASSETS                   5,149,556      2,687,121         (443,760)     1,495,366        198,545        2,092,820
NET ASSETS - BEGINNING
 OF PERIOD                    2,687,121              -        1,495,366              -      2,092,820                -
                          -------------  -------------    -------------  -------------  -------------    -------------
NET ASSETS - END OF
 PERIOD                   $   7,836,677  $   2,687,121    $   1,051,606  $   1,495,366  $   2,291,365    $   2,092,820
                          =============  =============    =============  =============  =============    =============

                          -------------------------

                                    Defensive
                                    Strategy
                                 Fund of Fund B
                          ----------------------------
                               2005         2004 (h)
                          -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                 $     (31,622) $      46,262
 Net realized gains
   (losses) from
   security
   transactions                     234             67
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  162,878        (11,140)
                          -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            131,490         35,189
                          -------------  -------------
From capital
 transactions:
 Net purchase payments          378,369        154,661
 Net investment
   division transfers         1,560,405      2,572,076
 Other net transfers           (178,599)        (1,264)
                          -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             1,760,175      2,725,473
                          -------------  -------------
    NET CHANGE IN NET
     ASSETS                   1,891,665      2,760,662
NET ASSETS - BEGINNING
 OF PERIOD                    2,760,662              -
                          -------------  -------------
NET ASSETS - END OF
 PERIOD                   $   4,652,327  $   2,760,662
                          =============  =============

(g) For the period from May 3, 2004 to December 31, 2004
(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                Met Investors
                            ----------------------------------------------------------------------------------------------

                                      Moderate                        Balanced                        Growth
                                      Strategy                        Strategy                       Strategy
                                   Fund of Fund B                  Fund of Fund B                 Fund of Fund B
                            ----------------------------    ----------------------------   ----------------------------
                                 2005         2004 (h)           2005          2004 (h)         2005           2004 (h)
                            -------------  -------------    -------------    ------------- -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (52,581) $     100,594    $    (139,161)   $     283,600 $    (158,718)   $     192,226
 Net realized gains
   (losses) from
   security transactions           90,943             61           98,925               35       290,369               62
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  1,212,460          2,245        4,255,769          261,782     4,808,088          571,750
                            -------------  -------------    -------------    ------------- -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            1,250,822        102,900        4,215,533          545,417     4,939,739          764,038
                            -------------  -------------    -------------    ------------- -------------    -------------
From capital
 transactions:
 Net purchase payments          6,452,097        508,512       24,862,758        1,406,112    19,560,188        2,394,025
 Net investment division
   transfers                   15,247,272      7,210,752       28,184,847       30,437,103    16,671,629       33,770,768
 Other net transfers           (2,143,336)        (2,078)      (4,068,109)               -    (1,614,327)        (496,740)
                            -------------  -------------    -------------    ------------- -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              19,556,033      7,717,186       48,979,496       31,843,215    34,617,490       35,668,053
                            -------------  -------------    -------------    ------------- -------------    -------------
    NET CHANGE IN NET
     ASSETS                    20,806,855      7,820,086       53,195,029       32,388,632    39,557,229       36,432,091
NET ASSETS - BEGINNING
 OF PERIOD                      7,820,086              -       32,388,632                -    36,432,091                -
                            -------------  -------------    -------------    ------------- -------------    -------------
NET ASSETS - END OF
 PERIOD                     $  28,626,941  $   7,820,086    $  85,583,661    $  32,388,632 $  75,989,320    $  36,432,091
                            =============  =============    =============    ============= =============    =============

                            -----------------------

                                     Aggressive
                                      Strategy
                                   Fund of Fund B
                            ----------------------------
                                 2005           2004 (h)
                            -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (37,924)   $       4,547
 Net realized gains
   (losses) from
   security transactions           44,868              105
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    600,321          106,540
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              607,265          111,192
                            -------------    -------------
From capital
 transactions:
 Net purchase payments          1,243,027          940,325
 Net investment division
   transfers                    1,320,569        3,683,841
 Other net transfers             (181,355)         (11,433)
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               2,382,241        4,612,733
                            -------------    -------------
    NET CHANGE IN NET
     ASSETS                     2,989,506        4,723,925
NET ASSETS - BEGINNING
 OF PERIOD                      4,723,925                -
                            -------------    -------------
NET ASSETS - END OF
 PERIOD                     $   7,713,431    $   4,723,925
                            =============    =============

(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                            Met Investors
                            -----------------------------------------------------------------------------------

                                                                                          Cyclical Growth
                                    Van Kampen                   Cyclical                       and
                               Comstock Portfolio B       Growth ETF Portfolio B      Income ETF Portfolio B
                            --------------------------- --------------------------- ---------------------------
                               2005 (b)                    2005 (c)                    2005 (c)
                            -------------               -------------               -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      40,223               $         224               $          88
 Net realized gains
   (losses) from
   security transactions            1,447                           1                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     60,089                        (224)                       (145)
                            -------------               -------------               -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              101,759                           1                         (57)
                            -------------               -------------               -------------
From capital
 transactions:
 Net purchase payments            994,047                      22,800                           -
 Net investment division
   transfers                    2,105,172                      17,793                      67,511
 Other net transfers              (17,182)                        (23)                          -
                            -------------               -------------               -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               3,082,037                      40,570                      67,511
                            -------------               -------------               -------------
    NET CHANGE IN NET
     ASSETS                     3,183,796                      40,571                      67,454
NET ASSETS - BEGINNING
 OF PERIOD                              -                           -                           -
                            -------------               -------------               -------------
NET ASSETS - END OF
 PERIOD                     $   3,183,796               $      40,571               $      67,454
                            =============               =============               =============

                            ---------------------------

                                    Legg Mason
                                      Value
                                Equity Portfolio B
                            --------------------------
                              2005 (d)
                            -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $           -
 Net realized gains
   (losses) from
   security transactions                -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          -
                            -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                    -
                            -------------
From capital
 transactions:
 Net purchase payments                  -
 Net investment division
   transfers                            -
 Other net transfers                    -
                            -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                       -
                            -------------
    NET CHANGE IN NET
     ASSETS                             -
NET ASSETS - BEGINNING
 OF PERIOD                              -
                            -------------
NET ASSETS - END OF
 PERIOD                     $           -
                            =============

(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period September 30, 2005 to December 31, 2005
(d) For the period November 7, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                              Russell
                                      -----------------------------------------------------------------------------------------


                                               Multi-Style                   Aggressive                      Non-US
                                               Equity Fund                   Equity Fund                      Fund
                                      ----------------------------  ----------------------------  ----------------------------
                                           2005           2004           2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS :
From operations
  Net investment (loss) income        $      (9,653) $     (25,079) $      49,596  $      17,067  $       3,947  $       7,996
  Net realized gains (losses) from
   security transactions                    (91,199)      (173,819)        47,417         26,738         25,900        (43,923)
  Change in unrealized appreciation
   (depreciation) of investments            283,133        489,470        (72,447)        54,442        151,305        311,745
                                      -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations                             182,281        290,572         24,566         98,247        181,152        275,818
                                      -------------  -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                       1,780          1,780            232            232            818            818
  Net investment division transfers          23,567          5,589         (9,824)       (62,450)       (53,793)      (153,644)
  Other net transfers                      (693,796)      (696,958)      (255,400)      (154,747)      (358,698)      (371,978)
                                      -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          (668,449)      (689,589)      (264,992)      (216,965)      (411,673)      (524,804)
                                      -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                                (486,168)      (399,017)      (240,426)      (118,718)      (230,521)      (248,986)
NET ASSETS - BEGINNING OF
 PERIOD                                   3,786,428      4,185,445        826,355        945,073      1,850,739      2,099,725
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD            $   3,300,260  $   3,786,428  $     585,929  $     826,355  $   1,620,218  $   1,850,739
                                      =============  =============  =============  =============  =============  =============

                                      -----------------------------


                                                Core Bond
                                                  Fund
                                      ----------------------------
                                           2005           2004
                                      -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS :
From operations
  Net investment (loss) income        $      82,091  $      85,818
  Net realized gains (losses) from
   security transactions                      9,950         28,142
  Change in unrealized appreciation
   (depreciation) of investments            (77,199)       (25,799)
                                      -------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations                              14,842         88,161
                                      -------------  -------------
From capital transactions:
  Net purchase payments                         400            400
  Net investment division transfers          57,598         38,634
  Other net transfers                      (475,350)      (955,832)
                                      -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          (417,352)      (916,798)
                                      -------------  -------------
    NET CHANGE IN NET
     ASSETS                                (402,510)      (828,637)
NET ASSETS - BEGINNING OF
 PERIOD                                   2,769,464      3,598,101
                                      -------------  -------------
NET ASSETS - END OF PERIOD            $   2,366,954  $   2,769,464
                                      =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                    Russell
                                         ----------------------------  ---------------------------------

                                                  Real Estate                     Capital
                                                  Securities                   Appreciation
                                                     Fund                          Fund
                                         ----------------------------  ----------------------------
                                              2005           2004           2005             2004
                                         -------------  -------------  -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      34,501  $      27,603  $     (29,885)   $     (34,143)
  Net realized gains (losses) from
   security transactions                        51,726         34,977       (115,784)        (133,904)
  Change in unrealized appreciation
   (depreciation) of investments               (51,077)        58,874        304,160          287,068
                                         -------------  -------------  -------------    -------------
    Net increase (decrease) in net
     assets resulting from operations           35,150        121,454        158,491          119,021
                                         -------------  -------------  -------------    -------------
From capital transactions:
  Net purchase payments                            170            170         17,562           57,541
  Net investment division transfers            (17,548)       (31,196)       (57,808)        (172,049)
  Other net transfers                          (96,992)       (53,560)      (326,274)        (186,947)
                                         -------------  -------------  -------------    -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (114,370)       (84,586)      (366,520)        (301,455)
                                         -------------  -------------  -------------    -------------
    NET CHANGE IN NET ASSETS                   (79,220)        36,868       (208,029)        (182,434)
NET ASSETS - BEGINNING OF
 PERIOD                                        435,953        399,085      2,455,741        2,638,175
                                         -------------  -------------  -------------    -------------
NET ASSETS - END OF PERIOD               $     356,733  $     435,953  $   2,247,712    $   2,455,741
                                         =============  =============  =============    =============

                                                   AIM
                                         -------------------------------------------------------

                                                    Capital                      International
                                                 Appreciation                       Growth
                                                    Fund B                           Fund
                                         ----------------------------    ----------------------------
                                              2005           2004             2005           2004
                                         -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (1,342) $      (1,569)   $      (2,458) $      (2,977)
  Net realized gains (losses) from
   security transactions                         4,108            974            4,483        (19,362)
  Change in unrealized appreciation
   (depreciation) of investments                 1,752          5,795           48,666         95,989
                                         -------------  -------------    -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations            4,518          5,200           50,691         73,650
                                         -------------  -------------    -------------  -------------
From capital transactions:
  Net purchase payments                              -            361            3,683          2,500
  Net investment division transfers            (14,037)        (4,658)          12,547        (66,303)
  Other net transfers                             (310)          (459)         (63,976)       (79,143)
                                         -------------  -------------    -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (14,347)        (4,756)         (47,746)      (142,946)
                                         -------------  -------------    -------------  -------------
    NET CHANGE IN NET ASSETS                    (9,829)           444            2,945        (69,296)
NET ASSETS - BEGINNING OF
 PERIOD                                        115,888        115,444          339,873        409,169
                                         -------------  -------------    -------------  -------------
NET ASSETS - END OF PERIOD               $     106,059  $     115,888    $     342,818  $     339,873
                                         =============  =============    =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   AIM
                                         -----------------------------------------------------------------
                                                 International                        Premier
                                                    Growth                            Equity
                                                    Fund B                             Fund
                                         ----------------------------      ----------------------------
                                              2005             2004           2005 (a)           2004
                                         -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (2,883)   $        (757)   $        (473)   $     (17,719)
  Net realized gains (losses) from
   security transactions                        17,725            1,442            1,600       (1,598,056)
  Change in unrealized appreciation
   (depreciation) of investments               107,909           16,248           (5,245)       1,532,930
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets resulting from operations          122,751           16,933           (4,118)         (82,845)
                                         -------------    -------------    -------------    -------------
From capital transactions:
  Net purchase payments                        225,480           28,925                -              750
  Net investment division transfers            584,318              865          (96,559)      (3,558,799)
  Other net transfers                          (26,729)          (3,588)            (642)        (126,411)
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              783,069           26,202          (97,201)      (3,684,460)
                                         -------------    -------------    -------------    -------------
    NET CHANGE IN NET ASSETS                   905,820           43,135         (101,319)      (3,767,305)
NET ASSETS - BEGINNING OF
 PERIOD                                         97,932           54,797          101,319        3,868,624
                                         -------------    -------------    -------------    -------------
NET ASSETS - END OF PERIOD               $   1,003,752    $      97,932    $           -    $     101,319
                                         =============    =============    =============    =============

                                                                                   Alliance
                                         ---------------------            --------------------------
                                                   Premier                          Premier
                                                   Equity                           Growth
                                                   Fund B                          Portfolio
                                         --------------------------       --------------------------
                                                            2004 (e)                         2004 (e)
                                                         -------------                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $      (1,334)                   $     (10,753)
  Net realized gains (losses) from
   security transactions                                        59,977                       (1,070,021)
  Change in unrealized appreciation
   (depreciation) of investments                               (68,369)                       1,029,254
                                                         -------------                    -------------
    Net increase (decrease) in net
     assets resulting from operations                           (9,726)                         (51,520)
                                                         -------------                    -------------
From capital transactions:
  Net purchase payments                                          7,500                              935
  Net investment division transfers                           (389,436)                      (2,166,047)
  Other net transfers                                           (3,225)                        (119,431)
                                                         -------------                    -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                             (385,161)                      (2,284,543)
                                                         -------------                    -------------
    NET CHANGE IN NET ASSETS                                  (394,887)                      (2,336,063)
NET ASSETS - BEGINNING OF
 PERIOD                                                        394,887                        2,336,063
                                                         -------------                    -------------
NET ASSETS - END OF PERIOD                               $           -                    $           -
                                                         =============                    =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                             Alliance
                                         --------------------------------------------------------------------------------------
                                                  Premier                     Bernstein                     Bernstein
                                                   Growth                    Real Estate                   Real Estate
                                                 Portfolio                    Portfolio                    Portfolio B
                                         -------------------------  ----------------------------  ----------------------------
                                                        2004 (e)       2005 (a)         2004         2005 (a)         2004
                                                     -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $     (42,139) $      (3,572) $       6,382  $     (22,953) $      31,787
  Net realized gains (losses) from
   security transactions                                   225,118        362,781        107,239      1,564,228        182,916
  Change in unrealized appreciation
   (depreciation) of investments                          (419,108)      (394,028)       122,512     (1,765,860)     1,067,300
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations                     (236,129)       (34,819)       236,133       (224,585)     1,282,003
                                                     -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                                    738,051              -             25         20,014        713,066
  Net investment division transfers                     (8,038,502)      (812,379)      (107,827)    (4,824,193)         7,974
  Other net transfers                                     (159,652)       (29,769)      (121,945)      (170,016)      (200,176)
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                       (7,460,103)      (842,148)      (229,747)    (4,974,195)       520,864
                                                     -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                            (7,696,232)      (876,967)         6,386     (5,198,780)     1,802,867
NET ASSETS - BEGINNING OF
 PERIOD                                                  7,696,232        876,967        870,581      5,198,780      3,395,913
                                                     -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD                           $           -  $           -  $     876,967  $           -  $   5,198,780
                                                     =============  =============  =============  =============  =============

                                         --------------------------
                                                 Bernstein
                                                 Small-Cap
                                                Portfolio B
                                         -------------------------
                                                        2004 (e)
                                                     -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $      (1,123)
  Net realized gains (losses) from
   security transactions                                    63,990
  Change in unrealized appreciation
   (depreciation) of investments                           (60,051)
                                                     -------------
    Net increase (decrease) in net
     assets resulting from operations                        2,816
                                                     -------------
From capital transactions:
  Net purchase payments                                          -
  Net investment division transfers                       (246,393)
  Other net transfers                                         (785)
                                                     -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                         (247,178)
                                                     -------------
    NET CHANGE IN NET ASSETS                              (244,362)
NET ASSETS - BEGINNING OF
 PERIOD                                                    244,362
                                                     -------------
NET ASSETS - END OF PERIOD                           $           -
                                                     =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                     Alliance                    Liberty
                            --------------------------  -------------------------
                                     Bernstein                   Newport
                                       Value                   Tiger Fund,
                                    Portfolio B              Variable Series
                            --------------------------  -------------------------
                                            2004 (e)                   2004 (e)
                                         -------------              -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                $        (346)             $        (385)
 Net realized gains
   (losses) from
   security transactions                        13,607                     (2,505)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 (13,420)                     1,835
                                         -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                              (159)                    (1,055)
                                         -------------              -------------
From capital
 transactions:
 Net purchase payments                               -                          -
 Net investment division
   transfers                                   (65,817)                   (77,472)
 Other net transfers                              (370)                      (751)
                                         -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                              (66,187)                   (78,223)
                                         -------------              -------------
    NET CHANGE IN NET
     ASSETS                                    (66,346)                   (79,278)
NET ASSETS - BEGINNING
 OF PERIOD                                      66,346                     79,278
                                         -------------              -------------
NET ASSETS - END OF
 PERIOD                                  $           -              $           -
                                         =============              =============

                                                Goldman Sachs
                            ----------------------------------------------------
                                      Growth                 International
                                       and                       Equity
                                   Income Fund                    Fund
                            -------------------------  -------------------------
                                           2004 (e)                   2004 (e)
                                        -------------              -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                               $        (998)             $      (1,119)
 Net realized gains
   (losses) from
   security transactions                       (2,253)                   (49,672)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                  7,082                     44,745
                                        -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                            3,831                     (6,046)
                                        -------------              -------------
From capital
 transactions:
 Net purchase payments                              -                          -
 Net investment division
   transfers                                 (211,546)                  (219,107)
 Other net transfers                           (1,116)                   (18,078)
                                        -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                            (212,662)                  (237,185)
                                        -------------              -------------
    NET CHANGE IN NET
     ASSETS                                  (208,831)                  (243,231)
NET ASSETS - BEGINNING
 OF PERIOD                                    208,831                    243,231
                                        -------------              -------------
NET ASSETS - END OF
 PERIOD                                 $           -              $           -
                                        =============              =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         -------------------------------
                                                   Dreman
                                                High Return
                                              Equity Portfolio
                                         --------------------------
                                                           2004 (e)
                                                         -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $           -
  Net realized gains (losses) from
   security transactions                                             -
  Change in unrealized appreciation
   (depreciation) of investments                                     -
                                                         -------------
    Net increase (decrease) in net
     assets resulting from operations                                -
                                                         -------------
From capital transactions:
  Net purchase payments                                              -
  Net investment division transfers                                  -
  Other net transfers                                                -
                                                         -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                                    -
                                                         -------------
    NET CHANGE IN NET ASSETS                                         -
NET ASSETS - BEGINNING OF
 PERIOD                                                              -
                                                         -------------
NET ASSETS - END OF PERIOD                               $           -
                                                         =============

                                                               Scudder II
                                         ------------------------------------------------------------------------------------
                                                                                    Dreman
                                                   Small-Cap                       Small-Cap
                                               Growth Portfolio                 Value Portfolio
                                         ----------------------------    ----------------------------
                                              2005            2004          2005 (a)          2004
                                         -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (2,637)  $      (2,765)  $      37,431   $      (2,286)
  Net realized gains (losses) from
   security transactions                       (10,809)        (12,456)         74,979          54,162
  Change in unrealized appreciation
   (depreciation) of investments                23,553          31,981        (137,489)         36,152
                                         -------------   -------------   -------------   -------------
    Net increase (decrease) in net
     assets resulting from operations           10,107          16,760         (25,079)         88,028
                                         -------------   -------------   -------------   -------------
From capital transactions:
  Net purchase payments                              -               -               -               -
  Net investment division transfers               (729)        (13,912)       (392,973)        (20,232)
  Other net transfers                          (25,028)         (3,357)        (14,430)        (30,913)
                                         -------------   -------------   -------------   -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (25,757)        (17,269)       (407,403)        (51,145)
                                         -------------   -------------   -------------   -------------
    NET CHANGE IN NET ASSETS                   (15,650)           (509)       (432,482)         36,883
NET ASSETS - BEGINNING OF
 PERIOD                                        199,543         200,052         432,482         395,599
                                         -------------   -------------   -------------   -------------
NET ASSETS - END OF PERIOD               $     183,893   $     199,543   $           -   $     432,482
                                         =============   =============   =============   =============

                                         -------------------

                                                  Government
                                             Securities Portfolio
                                         ----------------------------
                                              2005             2004
                                         -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      13,987    $      12,530
  Net realized gains (losses) from
   security transactions                           987           10,082
  Change in unrealized appreciation
   (depreciation) of investments               (11,047)         (11,466)
                                         -------------    -------------
    Net increase (decrease) in net
     assets resulting from operations            3,927           11,146
                                         -------------    -------------
From capital transactions:
  Net purchase payments                              -                -
  Net investment division transfers            (19,941)         (88,341)
  Other net transfers                         (116,960)        (227,409)
                                         -------------    -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (136,901)        (315,750)
                                         -------------    -------------
    NET CHANGE IN NET ASSETS                  (132,974)        (304,604)
NET ASSETS - BEGINNING OF
 PERIOD                                        414,545          719,149
                                         -------------    -------------
NET ASSETS - END OF PERIOD               $     281,571    $     414,545
                                         =============    =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                       MFS
                                  ------------------------------------------------------------------------------------------


                                             Bond                        Research                      Research
                                            Series                        Series                       Series B
                                  --------------------------    --------------------------    --------------------------
                                                 2004 (e)                       2004 (e)                         2004 (e)
                                               -------------                 -------------                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income                  $           -                 $       3,764                    $         190
 Net realized gains (losses)
   from security transactions                              -                      (266,228)                             867
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                             -                       270,705                             (570)
                                               -------------                 -------------                    -------------
    Net increase (decrease)
     in net assets resulting
     from operations                                       -                         8,241                              487
                                               -------------                 -------------                    -------------
From capital transactions:
 Net purchase payments                                     -                            80                                -
 Net investment division
   transfers                                               -                      (648,042)                         (42,871)
 Other net transfers                                       -                       (35,197)                            (100)
                                               -------------                 -------------                    -------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                             -                      (683,159)                         (42,971)
                                               -------------                 -------------                    -------------
    NET CHANGE IN NET ASSETS                               -                      (674,918)                         (42,484)
NET ASSETS - BEGINNING OF
 PERIOD                                                    -                       674,918                           42,484
                                               -------------                 -------------                    -------------
NET ASSETS - END OF PERIOD                     $           -                 $           -                    $           -
                                               =============                 =============                    =============

                                  -------------------


                                        Emerging Growth
                                            Series
                                  --------------------------
                                                     2004 (e)
                                                  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income                     $      (2,433)
 Net realized gains (losses)
   from security transactions                          (293,905)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                          300,443
                                                  -------------
    Net increase (decrease)
     in net assets resulting
     from operations                                      4,105
                                                  -------------
From capital transactions:
 Net purchase payments                                        -
 Net investment division
   transfers                                           (507,492)
 Other net transfers                                    (20,657)
                                                  -------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                         (528,149)
                                                  -------------
    NET CHANGE IN NET ASSETS                           (524,044)
NET ASSETS - BEGINNING OF
 PERIOD                                                 524,044
                                                  -------------
NET ASSETS - END OF PERIOD                        $           -
                                                  =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                    MFS
                            -------------------------------------------------------------------------------------------------

                                     Emerging                         High                              High
                                      Growth                         Income                            Income
                                     Series B                        Series                           Series B
                            --------------------------    ----------------------------      ----------------------------
                                            2004 (e)         2005 (a)           2004           2005 (a)           2004
                                         -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                $        (157)   $      20,079    $      15,411    $     261,792    $     110,666
 Net realized gains
   (losses) from
   security transactions                           783          (10,847)           1,190           23,810           18,081
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                    (519)         (19,388)           9,089         (425,341)         152,635
                                         -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                               107          (10,156)          25,690         (139,739)         281,382
                                         -------------    -------------    -------------    -------------    -------------
From capital
 transactions:
 Net purchase payments                           1,454                -               25           82,092          646,285
 Net investment division
   transfers                                   (29,712)        (312,908)         (69,916)      (4,191,309)         447,569
 Other net transfers                                (4)          (3,307)        (109,969)         (98,207)        (208,766)
                                         -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                              (28,262)        (316,215)        (179,860)      (4,207,424)         885,088
                                         -------------    -------------    -------------    -------------    -------------
    NET CHANGE IN NET
     ASSETS                                    (28,155)        (326,371)        (154,170)      (4,347,163)       1,166,470
NET ASSETS - BEGINNING
 OF PERIOD                                      28,155          326,371          480,541        4,347,163        3,180,693
                                         -------------    -------------    -------------    -------------    -------------
NET ASSETS - END OF
 PERIOD                                  $           -    $           -    $     326,371    $           -    $   4,347,163
                                         =============    =============    =============    =============    =============

                            -----------------

                                     Strategic
                                      Income
                                      Series
                            --------------------------
                                            2004 (e)
                                         -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                $       7,157
 Net realized gains
   (losses) from
   security transactions                         1,838
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                  (9,081)
                                         -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                               (86)
                                         -------------
From capital
 transactions:
 Net purchase payments                               -
 Net investment division
   transfers                                  (149,425)
 Other net transfers                            (5,865)
                                         -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                             (155,290)
                                         -------------
    NET CHANGE IN NET
     ASSETS                                   (155,376)
NET ASSETS - BEGINNING
 OF PERIOD                                     155,376
                                         -------------
NET ASSETS - END OF
 PERIOD                                  $           -
                                         =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     MFS
                            ---------------------------------------------------------------------------------------------

                                     Strategic                      Investors                       Investors
                                      Income                          Trust                           Trust
                                     Series B                        Series                         Series B
                            --------------------------    ----------------------------    ----------------------------
                                            2004 (e)         2005 (a)           2004           2005           2004
                                         -------------    -------------    -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                $      34,699    $         768    $     (10,206) $     (16,564) $     (16,811)
 Net realized gains
   (losses) from
   security transactions                       (13,571)         (77,268)         (32,827)        30,437          6,107
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 (23,791)          25,918          165,156         53,006        136,560
                                         -------------    -------------    -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                            (2,663)         (50,582)         122,123         66,879        125,856
                                         -------------    -------------    -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments                          22,539              120              435              -          5,300
 Net investment division
   transfers                                  (687,225)      (1,196,123)         (31,350)      (103,597)      (149,542)
 Other net transfers                            (7,185)         (94,851)        (207,501)      (132,506)      (167,715)
                                         -------------    -------------    -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                             (671,871)      (1,290,854)        (238,416)      (236,103)      (311,957)
                                         -------------    -------------    -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                                   (674,534)      (1,341,436)        (116,293)      (169,224)      (186,101)
NET ASSETS - BEGINNING
 OF PERIOD                                     674,534        1,341,436        1,457,729      1,453,256      1,639,357
                                         -------------    -------------    -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                                  $           -    $           -    $   1,341,436  $   1,284,032  $   1,453,256
                                         =============    =============    =============  =============  =============

                            -----------------------

                                         New
                                      Discovery
                                       Series
                            ----------------------------
                               2005 (a)           2004
                            -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      (1,538)   $      (4,901)
 Net realized gains
   (losses) from
   security transactions          (17,430)            (450)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (30,937)          20,559
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              (49,905)          15,208
                            -------------    -------------
From capital
 transactions:
 Net purchase payments                  -               25
 Net investment division
   transfers                     (300,286)           3,023
 Other net transfers               (3,396)         (57,159)
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (303,682)         (54,111)
                            -------------    -------------
    NET CHANGE IN NET
     ASSETS                      (353,587)         (38,903)
NET ASSETS - BEGINNING
 OF PERIOD                        353,587          392,490
                            -------------    -------------
NET ASSETS - END OF
 PERIOD                     $           -    $     353,587
                            =============    =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                         MFS                                                           MetLife
                            ----------------------------      ---------------------------------------------------------------

                                         New                              Davis                           Davis
                                      Discovery                          Venture                         Venture
                                      Series B                           Value A                         Value E
                            ----------------------------      ----------------------------    ----------------------------
                               2005 (a)           2004             2005           2004             2005           2004
                            -------------    -------------    -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (24,066)   $     (65,140)   $      (1,377) $      (1,007)   $    (311,658) $    (331,247)
 Net realized gains
   (losses) from
   security transactions           22,886           21,996            3,500            156        1,110,097      1,778,058
 Change in unrealized
   appreciation
   (depreciation) of
   investments                   (730,291)         317,403           11,651         14,308        1,526,284      1,491,967
                            -------------    -------------    -------------  -------------    -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             (731,471)         274,259           13,774         13,457        2,324,723      2,938,778
                            -------------    -------------    -------------  -------------    -------------  -------------
From capital
 transactions:
 Net purchase payments             66,179          720,865                -              -        4,379,536      8,593,764
 Net investment division
   transfers                   (4,468,629)         695,405            2,890         87,808       (1,412,637)       880,158
 Other net transfers             (136,045)        (215,764)          (3,429)        (4,436)      (1,338,696)      (757,370)
                            -------------    -------------    -------------  -------------    -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              (4,538,495)       1,200,506             (539)        83,372        1,628,203      8,716,552
                            -------------    -------------    -------------  -------------    -------------  -------------
    NET CHANGE IN NET
     ASSETS                    (5,269,966)       1,474,765           13,235         96,829        3,952,926     11,655,330
NET ASSETS - BEGINNING
 OF PERIOD                      5,269,966        3,795,201          171,947         75,118       28,250,947     16,595,617
                            -------------    -------------    -------------  -------------    -------------  -------------
NET ASSETS - END OF
 PERIOD                     $           -    $   5,269,966    $     185,182  $     171,947    $  32,203,873  $  28,250,947
                            =============    =============    =============  =============    =============  =============

                            -------------------------
                                       Harris
                                       Oakmark
                                       Focused
                                       Value B
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (72,948) $     (80,979)
 Net realized gains
   (losses) from
   security transactions          676,161      1,218,913
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     82,993       (215,371)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              686,206        922,563
                            -------------  -------------
From capital
 transactions:
 Net purchase payments            593,031      4,336,765
 Net investment division
   transfers                   (1,793,441)    (5,176,417)
 Other net transfers             (531,164)      (356,121)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              (1,731,574)    (1,195,773)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                    (1,045,368)      (273,210)
NET ASSETS - BEGINNING
 OF PERIOD                     11,320,235     11,593,445
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  10,274,867  $  11,320,235
                            =============  =============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                    MetLife
                            -------------------------------------------------------------------------------------------------
                                                                           MFS                             MFS
                                      Jennison                          Investors                         Total
                                       Growth                             Trust                          Return
                                     Portfolio B                        Series B                        Series A
                            ----------------------------      ----------------------------    ----------------------------
                                 2005             2004             2005           2004             2005             2004
                            -------------    -------------    -------------  -------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $    (143,871)   $    (180,664)   $     (61,056) $     (57,642)   $      12,769    $       7,922
 Net realized gains
   (losses) from
   security transactions          488,532          833,328          208,084         85,885            3,034              515
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    744,718          204,268           80,313        423,435             (238)          44,085
                            -------------    -------------    -------------  -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            1,089,379          856,932          227,341        451,678           15,565           52,522
                            -------------    -------------    -------------  -------------    -------------    -------------
From capital
 transactions:
 Net purchase payments            958,426        3,631,751           18,527        584,928            3,700                -
 Net investment division
   transfers                     (496,647)      (2,240,307)        (598,244)        33,898          214,314          213,485
 Other net transfers             (467,801)        (262,259)        (317,756)      (174,872)         (53,367)         (28,247)
                            -------------    -------------    -------------  -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (6,022)       1,129,185         (897,473)       443,954          164,647          185,238
                            -------------    -------------    -------------  -------------    -------------    -------------
    NET CHANGE IN NET
     ASSETS                     1,083,357        1,986,117         (670,132)       895,632          180,212          237,760
NET ASSETS - BEGINNING
 OF PERIOD                      9,215,078        7,228,961        5,372,275      4,476,643          604,933          367,173
                            -------------    -------------    -------------  -------------    -------------    -------------
NET ASSETS - END OF
 PERIOD                     $  10,298,435    $   9,215,078    $   4,702,143  $   5,372,275    $     785,145    $     604,933
                            =============    =============    =============  =============    =============    =============

                            ---------------------
                                         MFS
                                        Total
                                       Return
                                      Series B
                            ----------------------------
                                 2005             2004
                            -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      55,448    $      36,866
 Net realized gains
   (losses) from
   security transactions           39,238           25,429
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (12,748)         180,667
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               81,938          242,962
                            -------------    -------------
From capital
 transactions:
 Net purchase payments            374,171          664,365
 Net investment division
   transfers                    1,401,045        1,176,504
 Other net transfers             (278,956)        (128,644)
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               1,496,260        1,712,225
                            -------------    -------------
    NET CHANGE IN NET
     ASSETS                     1,578,198        1,955,187
NET ASSETS - BEGINNING
 OF PERIOD                      3,198,517        1,243,330
                            -------------    -------------
NET ASSETS - END OF
 PERIOD                     $   4,776,715    $   3,198,517
                            =============    =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                    MetLife
                            -----------------------------------------------------------------------------------------
                                       Capital                       Capital                       Putnam
                                      Guardian                      Guardian                    International
                                     U.S. Equity                   U.S. Equity                      Stock
                                      Series A                      Series B                     Portfolio B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $    (119,367) $     (14,314) $     (65,434) $      (1,453) $     (17,074) $      (4,352)
 Net realized gains
   (losses) from
   security transactions          106,967         10,354         84,622         54,357        102,333         25,222
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    312,405        416,514        286,412        227,437        158,707        230,238
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              300,005        412,554        305,600        280,341        243,966        251,108
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments              7,264          3,125        482,068        621,794         13,631         94,569
 Net investment division
   transfers                     (440,172)     9,936,870      1,576,867      2,588,941       (237,203)       207,799
 Other net transfers           (2,012,322)      (264,861)      (230,458)      (161,107)      (116,835)       (40,469)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              (2,445,230)     9,675,134      1,828,477      3,049,628       (340,407)       261,899
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                    (2,145,225)    10,087,688      2,134,077      3,329,969        (96,441)       513,007
NET ASSETS - BEGINNING
 OF PERIOD                     10,221,593        133,905      4,586,999      1,257,030      1,895,012      1,382,005
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   8,076,368  $  10,221,593  $   6,721,076  $   4,586,999  $   1,798,571  $   1,895,012
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                      BlackRock
                                        Money
                                       Market
                                      Portfolio
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      16,261  $      (6,799)
 Net realized gains
   (losses) from
   security transactions                -              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          -              -
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               16,261         (6,799)
                            -------------  -------------
From capital
 transactions:
 Net purchase payments                  -              -
 Net investment division
   transfers                      320,352         48,484
 Other net transfers             (504,996)      (582,783)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (184,644)      (534,299)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                      (168,383)      (541,098)
NET ASSETS - BEGINNING
 OF PERIOD                      1,224,101      1,765,199
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   1,055,718  $   1,224,101
                            =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 MetLife
                            ------------------------------------------------------------------------------------

                                    BlackRock
                                   Money Market                Stock Index                  Stock Index
                                   Portfolio B                  Portfolio                   Portfolio B
                            -------------------------- --------------------------- ----------------------------
                               2005 (b)                   2005 (b)                      2005           2004
                            -------------              -------------               -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      90,461              $        (533)              $     (35,278) $     (79,042)
 Net realized gains
   (losses) from
   security transactions                -                         27                     406,257        201,005
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          -                      4,832                     (74,372)       596,249
                            -------------              -------------               -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               90,461                      4,326                     296,607        718,212
                            -------------              -------------               -------------  -------------
From capital
 transactions:
 Net purchase payments          7,784,483                          -                     893,897      3,225,585
 Net investment division
   transfers                    2,380,840                     55,763                    (315,042)       319,212
 Other net transfers             (420,997)                         -                    (661,656)      (550,222)
                            -------------              -------------               -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               9,744,326                     55,763                     (82,801)     2,994,575
                            -------------              -------------               -------------  -------------
    NET CHANGE IN NET
     ASSETS                     9,834,787                     60,089                     213,806      3,712,787
NET ASSETS - BEGINNING
 OF PERIOD                              -                          -                  10,027,612      6,314,825
                            -------------              -------------               -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   9,834,787              $      60,089               $  10,241,418  $  10,027,612
                            =============              =============               =============  =============

                            -----------------------------

                                      BlackRock
                                     Bond Income
                                      Portfolio
                            ----------------------------
                                 2005         2004 (g)
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      28,524  $      (7,466)
 Net realized gains
   (losses) from
   security transactions            2,442          1,580
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (23,850)        33,306
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                7,116         27,420
                            -------------  -------------
From capital
 transactions:
 Net purchase payments                  -              -
 Net investment division
   transfers                       55,802        856,130
 Other net transfers              (85,892)      (134,616)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (30,090)       721,514
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                       (22,974)       748,934
NET ASSETS - BEGINNING
 OF PERIOD                        748,934              -
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $     725,960  $     748,934
                            =============  =============

(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      MetLife
                            -----------------------------------------------------------------------------------------------

                                       BlackRock                       BlackRock                  Franklin Templeton
                                      Bond Income                   Strategic Value                Small-Cap Growth
                                      Portfolio B                     Portfolio B                     Portfolio B
                            ------------------------------  ------------------------------  ------------------------------
                                 2005          2004 (h)          2005          2004 (g)          2005          2004 (g)
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $        8,861  $         (132) $       24,764  $       (1,934) $        7,141  $         (896)
 Net realized gains
   (losses) from
   security transactions            (8,830)              1           5,383             407          12,961            (359)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       1,584             406         (20,218)         45,293          88,409          17,980
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,615             275           9,929          43,766         108,511          16,725
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments             311,446         142,776         111,456         138,735         514,127          15,104
 Net investment division
   transfers                       692,938          68,663          62,748         220,653       1,024,694         108,261
 Other net transfers               (37,253)           (131)        (13,959)         (4,253)        (54,695)              -
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  967,131         211,308         160,245         355,135       1,484,126         123,365
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        968,746         211,583         170,174         398,901       1,592,637         140,090
NET ASSETS - BEGINNING
 OF PERIOD                         211,583               -         398,901               -         140,090               -
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $    1,180,329  $      211,583  $      569,075  $      398,901  $    1,732,727  $      140,090
                            ==============  ==============  ==============  ==============  ==============  ==============

                            ----------------------------


                                   MFS Research
                                    Managers B
                            ---------------------------
                                            2004 (e)
                                         --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                $            -
 Net realized gains
   (losses) from
   security transactions                              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                        -
                                         --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                  -
                                         --------------
From capital
 transactions:
 Net purchase payments                                -
 Net investment division
   transfers                                          -
 Other net transfers                                  -
                                         --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                     -
                                         --------------
    NET CHANGE IN NET
     ASSETS                                           -
NET ASSETS - BEGINNING
 OF PERIOD                                            -
                                         --------------
NET ASSETS - END OF
 PERIOD                                  $            -
                                         ==============

(h) For the period from November 22, 2004 to December 31, 2004
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         -----------------------------
                                                  Met/Putnam
                                                    Voyager
                                                  Portfolio B
                                         ----------------------------
                                            2005 (a)         2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $        (514) $      (4,111)
  Net realized gains (losses) from
   security transactions                       (17,813)         1,741
  Change in unrealized appreciation
   (depreciation) of investments               (42,684)        33,265
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations          (61,011)        30,895
                                         -------------  -------------
From capital transactions:
  Net purchase payments                         37,916        221,857
  Net investment division transfers           (637,072)       278,756
  Other net transfers                           (5,778)        (5,520)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (604,934)       495,093
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                  (665,945)       525,988
NET ASSETS - BEGINNING OF
 PERIOD                                        665,945        139,957
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $           -  $     665,945
                                         =============  =============

                                                                  MetLife
                                         ---------------------------------------------------------------------------------------
                                               Salomon Brothers              Salomon Brothers             Salomon Brothers
                                                Strategic Bond                Strategic Bond              U.S. Government
                                                   Portfolio                    Portfolio B                 Portfolio B
                                         ----------------------------  ----------------------------  --------------------------
                                              2005         2004 (g)         2005         2004 (g)       2005 (b)
                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       5,116  $      (1,496) $      32,080  $      (7,199) $        (162)
  Net realized gains (losses) from
   security transactions                         3,653            743          4,457          2,150              1
  Change in unrealized appreciation
   (depreciation) of investments                (6,835)        10,199        (26,039)        47,788             67
                                         -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations            1,934          9,446         10,498         42,739            (94)
                                         -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                              -              -          1,208         91,200         10,531
  Net investment division transfers            (40,890)       175,248        145,446        739,816         22,357
  Other net transfers                          (27,935)       (23,290)      (110,925)       (40,934)            (1)
                                         -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (68,825)       151,958         35,729        790,082         32,887
                                         -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                   (66,891)       161,404         46,227        832,821         32,793
NET ASSETS - BEGINNING OF
 PERIOD                                        161,404              -        832,821              -              -
                                         -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $      94,513  $     161,404  $     879,048  $     832,821  $      32,793
                                         =============  =============  =============  =============  =============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         -------------------------------

                                                 T. Rowe Price
                                                   Small-Cap
                                                   Portfolio
                                         ----------------------------
                                              2005         2004 (g)
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (6,870) $      (4,309)
  Net realized gains (losses) from
   security transactions                         6,239         (3,316)
  Change in unrealized appreciation
   (depreciation) of investments                44,951         38,923
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           44,320         31,298
                                         -------------  -------------
From capital transactions:
  Net purchase payments                          1,365            160
  Net investment division transfers             45,308        489,660
  Other net transfers                          (46,570)       (39,295)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                  103        450,525
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                    44,423        481,823
NET ASSETS - BEGINNING OF
 PERIOD                                        481,823              -
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $     526,246  $     481,823
                                         =============  =============

                                                                  MetLife
                                         ---------------------------------------------------------------------------------------

                                                 T. Rowe Price                 T. Rowe Price
                                                   Small-Cap                     Large-Cap
                                                  Portfolio B                    Portfolio
                                         ----------------------------  ----------------------------
                                              2005         2004 (g)         2005         2004 (g)
                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $     (10,513) $      (7,338) $      (8,120) $      (8,357)
  Net realized gains (losses) from
   security transactions                        12,161         (2,621)        17,711          1,303
  Change in unrealized appreciation
   (depreciation) of investments                55,130         66,899         41,081         93,611
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           56,778         56,940         50,672         86,557
                                         -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                         (7,828)        10,413          1,331              -
  Net investment division transfers           (120,363)       800,701         90,391        968,253
  Other net transfers                          (40,016)       (30,624)      (158,628)       (38,631)
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (168,207)       780,490        (66,906)       929,622
                                         -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                  (111,429)       837,430        (16,234)     1,016,179
NET ASSETS - BEGINNING OF
 PERIOD                                        837,430              -      1,016,179              -
                                         -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $     726,001  $     837,430  $     999,945  $   1,016,179
                                         =============  =============  =============  =============

                                         ---------------------------

                                                 T. Rowe Price
                                                   Large-Cap
                                                  Portfolio B
                                         ----------------------------
                                              2005         2004 (g)
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $     (27,645) $      (9,212)
  Net realized gains (losses) from
   security transactions                        18,527            177
  Change in unrealized appreciation
   (depreciation) of investments               189,227        150,397
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations          180,109        141,362
                                         -------------  -------------
From capital transactions:
  Net purchase payments                        536,062        432,193
  Net investment division transfers          1,021,512      1,131,041
  Other net transfers                         (128,672)        (9,004)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                            1,428,902      1,554,230
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                 1,609,011      1,695,592
NET ASSETS - BEGINNING OF
 PERIOD                                      1,695,592              -
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $   3,304,603  $   1,695,592
                                         =============  =============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                   MetLife                                                Oppenheimer
                                         --------------------------- ---------------------------------------------------------

                                                 Oppenheimer                    Capital                    Main Street
                                                   Global                    Appreciation                  Growth and
                                             Equity Portfolio B                  Fund                      Income Fund
                                         --------------------------- ----------------------------  --------------------------
                                            2005 (b)                    2005 (a)         2004                      2004 (e)
                                         -------------               -------------  -------------               -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (1,095)              $       1,173  $      (3,754)              $       1,478
  Net realized gains (losses) from
   security transactions                           260                     (55,486)       (23,560)                    (59,391)
  Change in unrealized appreciation
   (depreciation) of investments                25,843                      42,525         45,349                      55,745
                                         -------------               -------------  -------------               -------------
    Net increase (decrease) in net
     assets resulting from operations           25,008                     (11,788)        18,035                      (2,168)
                                         -------------               -------------  -------------               -------------
From capital transactions:
  Net purchase payments                        135,327                           -            150                       1,650
  Net investment division transfers            290,259                    (207,663)        (4,828)                   (394,507)
  Other net transfers                           (3,214)                    (30,861)      (116,194)                       (972)
                                         -------------               -------------  -------------               -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              422,372                    (238,524)      (120,872)                   (393,829)
                                         -------------               -------------  -------------               -------------
    NET CHANGE IN NET ASSETS                   447,380                    (250,312)      (102,837)                   (395,997)
NET ASSETS - BEGINNING OF
 PERIOD                                              -                     250,312        353,149                     395,997
                                         -------------               -------------  -------------               -------------
NET ASSETS - END OF PERIOD               $     447,380               $           -  $     250,312               $           -
                                         =============               =============  =============               =============

                                         ---------------------------


                                                    High
                                                 Income Fund
                                         --------------------------
                                                         2004 (e)
                                                      -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                        $      12,724
  Net realized gains (losses) from
   security transactions                                    (37,948)
  Change in unrealized appreciation
   (depreciation) of investments                             28,534
                                                      -------------
    Net increase (decrease) in net
     assets resulting from operations                         3,310
                                                      -------------
From capital transactions:
  Net purchase payments                                           -
  Net investment division transfers                        (251,893)
  Other net transfers                                        (2,562)
                                                      -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                          (254,455)
                                                      -------------
    NET CHANGE IN NET ASSETS                               (251,145)
NET ASSETS - BEGINNING OF
 PERIOD                                                     251,145
                                                      -------------
NET ASSETS - END OF PERIOD                            $           -
                                                      =============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                               Oppenheimer
                                         ------------------------------------------------------


                                                                                 Strategic
                                                  Bond Fund                      Bond Fund
                                         --------------------------     --------------------------
                                                            2004 (e)                    2004 (e)
                                                         -------------               -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $      39,769               $       6,144
  Net realized gains (losses) from
   security transactions                                       (19,571)                      4,495
  Change in unrealized appreciation
   (depreciation) of investments                               (17,692)                    (10,711)
                                                         -------------               -------------
    Net increase (decrease) in net
     assets resulting from operations                            2,506                         (72)
                                                         -------------               -------------
From capital transactions:
  Net purchase payments                                              -                           -
  Net investment division transfers                           (896,738)                   (132,025)
  Other net transfers                                         (120,712)                     (4,392)
                                                         -------------               -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                           (1,017,450)                   (136,417)
                                                         -------------               -------------
    NET CHANGE IN NET ASSETS                                (1,014,944)                   (136,489)
NET ASSETS - BEGINNING OF
 PERIOD                                                      1,014,944                     136,489
                                                         -------------               -------------
NET ASSETS - END OF PERIOD                               $           -               $           -
                                                         =============               =============

                                                                   Putnam
                                         ----------------------------------------------------------

                                                    Growth                        Growth
                                                      and                           and
                                                  Income Fund                  Income Fund B
                                         ----------------------------  ----------------------------
                                              2005           2004           2005           2004
                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       4,772  $       4,914  $       1,875  $          (5)
  Net realized gains (losses) from
   security transactions                           807        (28,636)        22,260         20,728
  Change in unrealized appreciation
   (depreciation) of investments                36,555        136,777         12,175         42,454
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           42,134        113,055         36,310         63,177
                                         -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                              -          1,200         33,347         60,298
  Net investment division transfers             (6,358)      (137,027)       159,454        101,637
  Other net transfers                         (199,682)      (196,832)       (61,977)       (36,644)
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (206,040)      (332,659)       130,824        125,291
                                         -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                  (163,906)      (219,604)       167,134        188,468
NET ASSETS - BEGINNING OF
 PERIOD                                      1,201,254      1,420,858        734,738        546,270
                                         -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $   1,037,348  $   1,201,254  $     901,872  $     734,738
                                         =============  =============  =============  =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         -----------------------------



                                                  Vista Fund
                                         ----------------------------
                                              2005           2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (5,871) $      (6,011)
  Net realized gains (losses) from
   security transactions                       (26,336)       (57,033)
  Change in unrealized appreciation
   (depreciation) of investments                75,100        131,814
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           42,893         68,770
                                         -------------  -------------
From capital transactions:
  Net purchase payments                            500            350
  Net investment division transfers            (16,039)       (12,953)
  Other net transfers                          (68,202)       (71,624)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (83,741)       (84,227)
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                   (40,848)       (15,457)
NET ASSETS - BEGINNING OF
 PERIOD                                        450,970        466,427
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $     410,122  $     450,970
                                         =============  =============

                                                                   Putnam
                                         --------------------------------------------------------------------------------------


                                                                                  Equity                        New
                                                 Vista Fund B                  Income Fund B                 Value Fund
                                         ----------------------------  ----------------------------  -------------------------
                                              2005           2004           2005           2004                     2004 (e)
                                         -------------  -------------  -------------  -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $        (408) $        (432) $      20,878  $      (9,691)             $         584
  Net realized gains (losses) from
   security transactions                         2,681            121         15,872          8,856                     11,173
  Change in unrealized appreciation
   (depreciation) of investments                   337          4,551         79,562        154,616                    (11,384)
                                         -------------  -------------  -------------  -------------              -------------
    Net increase (decrease) in net
     assets resulting from operations            2,610          4,240        116,312        153,781                        373
                                         -------------  -------------  -------------  -------------              -------------
From capital transactions:
  Net purchase payments                              -              -        283,532        488,864                          -
  Net investment division transfers             (9,269)          (419)       913,841        817,056                    (98,779)
  Other net transfers                              (60)           (55)      (147,284)       (19,360)                       (39)
                                         -------------  -------------  -------------  -------------              -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                               (9,329)          (474)     1,050,089      1,286,560                    (98,818)
                                         -------------  -------------  -------------  -------------              -------------
    NET CHANGE IN NET ASSETS                    (6,719)         3,766      1,166,401      1,440,341                    (98,445)
NET ASSETS - BEGINNING OF
 PERIOD                                         29,441         25,675      1,739,213        298,872                     98,445
                                         -------------  -------------  -------------  -------------              -------------
NET ASSETS - END OF PERIOD               $      22,722  $      29,441  $   2,905,614  $   1,739,213              $           -
                                         =============  =============  =============  =============              =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                              Putnam
                                         ----------------------------------------------------------------------------------------


                                                 New Value                    International                 International
                                                   Fund B                      Growth Fund                  Equity Fund B
                                         -------------------------    ----------------------------  ----------------------------
                                                        2004 (e)         2005 (a)         2004         2005 (a)         2004
                                                     -------------    -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $         239    $      11,993  $       3,934  $      37,737  $       2,329
  Net realized gains (losses) from
   security transactions                                    12,922          (44,018)       (40,110)       869,145        167,806
  Change in unrealized appreciation
   (depreciation) of investments                           (13,001)           3,692        199,090     (1,018,125)       353,361
                                                     -------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations                          160          (28,333)       162,914       (111,243)       523,496
                                                     -------------    -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                                                         120            410              -         68,798
  Net investment division transfers                        (60,021)      (1,027,694)       (25,578)    (3,832,903)      (774,656)
  Other net transfers                                          (55)        (104,409)      (285,973)      (109,796)      (239,778)
                                                     -------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                          (60,076)      (1,131,983)      (311,141)    (3,942,699)      (945,636)
                                                     -------------    -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                               (59,916)      (1,160,316)      (148,227)    (4,053,942)      (422,140)
NET ASSETS - BEGINNING OF
 PERIOD                                                     59,916        1,160,316      1,308,543      4,053,942      4,476,082
                                                     -------------    -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD                           $           -    $           -  $   1,160,316  $           -  $   4,053,942
                                                     =============    =============  =============  =============  =============

                                         ------------------------


                                               International
                                           New Opportunities Fund
                                         -------------------------
                                                        2004 (e)
                                                     -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $       1,287
  Net realized gains (losses) from
   security transactions                                   (77,210)
  Change in unrealized appreciation
   (depreciation) of investments                            74,086
                                                     -------------
    Net increase (decrease) in net
     assets resulting from operations                       (1,837)
                                                     -------------
From capital transactions:
  Net purchase payments                                          -
  Net investment division transfers                       (178,777)
  Other net transfers                                      (12,943)
                                                     -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                         (191,720)
                                                     -------------
    NET CHANGE IN NET ASSETS                              (193,557)
NET ASSETS - BEGINNING OF
 PERIOD                                                    193,557
                                                     -------------
NET ASSETS - END OF PERIOD                           $           -
                                                     =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                   Putnam                                                   Templeton
                                         -------------------------  -----------------------------------------------------------

                                               International                   Growth                        Growth
                                             New Opportunities               Securities                    Securities
                                                   Fund B                       Fund                         Fund B
                                         -------------------------  ----------------------------  ----------------------------
                                                        2004 (e)         2005           2004           2005           2004
                                                     -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $         171  $        (156) $        (122) $        (343) $        (213)
  Net realized gains (losses) from
   security transactions                                     6,960            905         (1,056)         8,098          4,633
  Change in unrealized appreciation
   (depreciation) of investments                            (7,591)        17,981         36,552           (752)        13,002
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations                         (460)        18,730         35,374          7,003         17,422
                                                     -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                                        160              -            100              -              -
  Net investment division transfers                        (35,981)          (194)          (172)        (8,019)        (4,301)
  Other net transfers                                           (6)       (28,764)        (9,116)       (29,087)       (29,176)
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                          (35,827)       (28,958)        (9,188)       (37,106)       (33,477)
                                                     -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                               (36,287)       (10,228)        26,186        (30,103)       (16,055)
NET ASSETS - BEGINNING OF
 PERIOD                                                     36,287        273,544        247,358        119,875        135,930
                                                     -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD                           $           -  $     263,316  $     273,544  $      89,772  $     119,875
                                                     =============  =============  =============  =============  =============

                                         -----------------------------

                                                    Foreign
                                                  Securities
                                                     Fund
                                         ----------------------------
                                              2005           2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $        (671) $      (1,866)
  Net realized gains (losses) from
   security transactions                         5,524        (22,706)
  Change in unrealized appreciation
   (depreciation) of investments                57,800        141,718
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           62,653        117,146
                                         -------------  -------------
From capital transactions:
  Net purchase payments                              -              -
  Net investment division transfers             23,774        (25,845)
  Other net transfers                         (119,279)      (137,847)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (95,505)      (163,692)
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                   (32,852)       (46,546)
NET ASSETS - BEGINNING OF
 PERIOD                                        744,248        790,794
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $     711,396  $     744,248
                                         =============  =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Templeton
                            -----------------------------------------------------------------------------------------

                                                                   Developing                    Developing
                                       Foreign                       Markets                       Markets
                                  Securities Fund B              Securities Fund              Securities Fund B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      (8,994) $      (6,790) $         179  $       1,891  $      (8,109) $       8,215
 Net realized gains
   (losses) from
   security transactions           62,069         16,173         59,645         29,767        225,403         76,809
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    264,440        342,684         34,205         54,718        728,390        538,312
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              317,515        352,067         94,029         86,376        945,684        623,336
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments            541,874        767,021          1,015             25        432,225        494,649
 Net investment division
   transfers                      481,741        803,926        (52,001)       (20,645)        91,408        184,784
 Other net transfers             (182,554)       (80,101)       (62,961)       (74,296)      (189,781)      (104,182)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 841,061      1,490,846       (113,947)       (94,916)       333,852        575,251
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                     1,158,576      1,842,913        (19,918)        (8,540)     1,279,536      1,198,587
NET ASSETS - BEGINNING
 OF PERIOD                      2,852,072      1,009,159        427,095        435,635      3,429,995      2,231,408
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   4,010,648  $   2,852,072  $     407,177  $     427,095  $   4,709,531  $   3,429,995
                            =============  =============  =============  =============  =============  =============

                            --------------------------

                                      Global
                                      Income
                                 Securities Fund
                            -------------------------
                                           2004 (e)
                                        -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                               $        (297)
 Net realized gains
   (losses) from
   security transactions                       15,655
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                (16,787)
                                        -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                           (1,429)
                                        -------------
From capital
 transactions:
 Net purchase payments                              -
 Net investment division
   transfers                                  (62,155)
 Other net transfers                             (474)
                                        -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                             (62,629)
                                        -------------
    NET CHANGE IN NET
     ASSETS                                   (64,058)
NET ASSETS - BEGINNING
 OF PERIOD                                     64,058
                                        -------------
NET ASSETS - END OF
 PERIOD                                 $           -
                                        =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                              Templeton
                                             --------------------------------------------------------------------------------

                                                       Global
                                                       Income                    Franklin                   Franklin
                                                 Securities Fund B            Small-Cap Fund            Small-Cap Fund B
                                             -------------------------  -------------------------  -------------------------
                                                            2004 (e)                   2004 (e)                   2004 (e)
                                                         -------------              -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $         (41)             $      (2,423)             $      (4,050)
  Net realized gains (losses) from security
   transactions                                                  2,228                   (152,468)                   104,907
  Change in unrealized appreciation
   (depreciation) of investments                                (2,381)                   158,063                   (101,010)
                                                         -------------              -------------              -------------
    Net increase (decrease) in net assets
     resulting from operations                                    (194)                     3,172                       (153)
                                                         -------------              -------------              -------------
From capital transactions:
  Net purchase payments                                              -                      1,160                     65,073
  Net investment division transfers                             (8,948)                  (504,578)                  (824,103)
  Other net transfers                                              (20)                   (22,047)                    (6,608)
                                                         -------------              -------------              -------------
    Net increase (decrease) in net assets
     resulting from capital
     transactions                                               (8,968)                  (525,465)                  (765,638)
                                                         -------------              -------------              -------------
    NET CHANGE IN NET ASSETS                                    (9,162)                  (522,293)                  (765,791)
NET ASSETS - BEGINNING OF
 PERIOD                                                          9,162                    522,293                    765,791
                                                         -------------              -------------              -------------
NET ASSETS - END OF PERIOD                               $           -              $           -              $           -
                                                         =============              =============              =============

                                             --------------------------

                                                       Mutual
                                                       Shares
                                                  Securities Fund
                                             -------------------------
                                                            2004 (e)
                                                         -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $      (1,987)
  Net realized gains (losses) from security
   transactions                                                 37,049
  Change in unrealized appreciation
   (depreciation) of investments                               (29,885)
                                                         -------------
    Net increase (decrease) in net assets
     resulting from operations                                   5,177
                                                         -------------
From capital transactions:
  Net purchase payments                                              -
  Net investment division transfers                           (355,192)
  Other net transfers                                          (10,050)
                                                         -------------
    Net increase (decrease) in net assets
     resulting from capital
     transactions                                             (365,242)
                                                         -------------
    NET CHANGE IN NET ASSETS                                  (360,065)
NET ASSETS - BEGINNING OF
 PERIOD                                                        360,065
                                                         -------------
NET ASSETS - END OF PERIOD                               $           -
                                                         =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                              Templeton
                                         ----------------------------------------------------------------------------------

                                                   Mutual                          Franklin                    Franklin
                                                   Shares                          Large-Cap                   Large-Cap
                                              Securities Fund B                   Growth Fund                Growth Fund B
                                         --------------------------       --------------------------  --------------------------
                                                            2004 (e)                      2004 (e)                    2004 (e)
                                                         -------------                 -------------               -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $      (8,383)                $      (2,303)              $      (1,168)
  Net realized gains (losses) from
   security transactions                                       182,622                      (131,861)                     35,054
  Change in unrealized appreciation
   (depreciation) of investments                              (155,156)                      141,408                     (33,658)
                                                         -------------                 -------------               -------------
    Net increase (decrease) in net
     assets resulting from operations                           19,083                         7,244                         228
                                                         -------------                 -------------               -------------
From capital transactions:
  Net purchase payments                                         27,452                             -                           -
  Net investment division transfers                         (1,619,220)                     (416,424)                   (315,853)
  Other net transfers                                          (12,295)                     (188,348)                     (6,454)
                                                         -------------                 -------------               -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                           (1,604,063)                     (604,772)                   (322,307)
                                                         -------------                 -------------               -------------
    NET CHANGE IN NET ASSETS                                (1,584,980)                     (597,528)                   (322,079)
NET ASSETS - BEGINNING OF
 PERIOD                                                      1,584,980                       597,528                     322,079
                                                         -------------                 -------------               -------------
NET ASSETS - END OF PERIOD                               $           -                 $           -               $           -
                                                         =============                 =============               =============

                                                   Fidelity
                                         ----------------------------


                                                  Contrafund
                                                   Portfolio
                                         ----------------------------
                                            2005 (a)         2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $         (61) $        (465)
  Net realized gains (losses) from
   security transactions                         5,733            236
  Change in unrealized appreciation
   (depreciation) of investments                (7,191)         6,073
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           (1,519)         5,844
                                         -------------  -------------
From capital transactions:
  Net purchase payments                            260            520
  Net investment division transfers            (45,839)        (1,198)
  Other net transfers                              (46)           (93)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (45,625)          (771)
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                   (47,144)         5,073
NET ASSETS - BEGINNING OF
 PERIOD                                         47,144         42,071
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $           -  $      47,144
                                         =============  =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Fidelity
                            ---------------------------------------------------------------------------------------------

                                                                                                   Growth
                                       Growth                        Growth                     Opportunities
                                      Portfolio                    Portfolio B                    Portfolio
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005             2004
                            -------------  -------------  -------------  -------------  -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $        (424) $        (717) $     (64,469) $     (28,969) $         (71)   $        (125)
 Net realized gains
   (losses) from
   security transactions           (2,117)       (18,414)        32,754         18,832           (580)            (303)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      4,535         19,018        328,612        147,489          1,642            1,235
                            -------------  -------------  -------------  -------------  -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                1,994           (113)       296,897        137,352            991              807
                            -------------  -------------  -------------  -------------  -------------    -------------
From capital
 transactions:
 Net purchase payments                845          1,220      1,058,015      1,038,405              -                -
 Net investment division
   transfers                          661        (17,002)     1,576,696      1,544,018            267              109
 Other net transfers               (5,106)       (19,102)      (200,553)       (32,018)        (1,947)            (702)
                            -------------  -------------  -------------  -------------  -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (3,600)       (34,884)     2,434,158      2,550,405         (1,680)            (593)
                            -------------  -------------  -------------  -------------  -------------    -------------
    NET CHANGE IN NET
     ASSETS                        (1,606)       (34,997)     2,731,055      2,687,757           (689)             214
NET ASSETS - BEGINNING
 OF PERIOD                         48,011         83,008      3,689,554      1,001,797         14,424           14,210
                            -------------  -------------  -------------  -------------  -------------    -------------
NET ASSETS - END OF
 PERIOD                     $      46,405  $      48,011  $   6,420,609  $   3,689,554  $      13,735    $      14,424
                            =============  =============  =============  =============  =============    =============

                            -------------------------
                                       Growth
                                         and
                                       Income
                                      Portfolio
                            ----------------------------
                                 2005             2004
                            -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $          26    $        (161)
 Net realized gains
   (losses) from
   security transactions             (236)          (3,110)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      2,976            4,921
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                2,766            1,650
                            -------------    -------------
From capital
 transactions:
 Net purchase payments              1,000            1,000
 Net investment division
   transfers                         (405)           1,667
 Other net transfers               (1,578)         (21,324)
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                    (983)         (18,657)
                            -------------    -------------
    NET CHANGE IN NET
     ASSETS                         1,783          (17,007)
NET ASSETS - BEGINNING
 OF PERIOD                         44,313           61,320
                            -------------    -------------
NET ASSETS - END OF
 PERIOD                     $      46,096    $      44,313
                            =============    =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Fidelity
                                         -------------------------------------------------------------

                                                    Equity                          Equity
                                                    Income                          Income
                                                   Portfolio                      Portfolio B
                                         ----------------------------    ----------------------------
                                              2005           2004             2005           2004
                                         -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $         350  $          33    $      13,398  $        (636)
  Net realized gains (losses) from
   security transactions                            69           (122)          13,260          1,795
  Change in unrealized appreciation
   (depreciation) of investments                    (7)         1,000           (7,196)        31,402
                                         -------------  -------------    -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations              412            911           19,462         32,561
                                         -------------  -------------    -------------  -------------
From capital transactions:
  Net purchase payments                              -              -           63,165         72,558
  Net investment division transfers                (48)         3,614            7,486         63,228
  Other net transfers                           (3,520)        (1,319)         (34,826)        (7,102)
                                         -------------  -------------    -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                               (3,568)         2,295           35,825        128,684
                                         -------------  -------------    -------------  -------------
    NET CHANGE IN NET ASSETS                    (3,156)         3,206           55,287        161,245
NET ASSETS - BEGINNING OF
 PERIOD                                         11,049          7,843          397,347        236,102
                                         -------------  -------------    -------------  -------------
NET ASSETS - END OF PERIOD               $       7,893  $      11,049    $     452,634  $     397,347
                                         =============  =============    =============  =============

                                                                            American Century
                                         ---------------------------   --------------------------
                                                                                 Income
                                                     High                          and
                                                    Income                       Growth
                                                  Portfolio B                     Fund
                                         ----------------------------  --------------------------
                                            2005 (a)         2004                      2004 (e)
                                         -------------  -------------               -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       6,556  $       3,115               $      57,294
  Net realized gains (losses) from
   security transactions                           212          2,419                     739,505
  Change in unrealized appreciation
   (depreciation) of investments               (10,152)         1,150                    (760,611)
                                         -------------  -------------               -------------
    Net increase (decrease) in net
     assets resulting from operations           (3,384)         6,684                      36,188
                                         -------------  -------------               -------------
From capital transactions:
  Net purchase payments                              -         45,298                      32,332
  Net investment division transfers            (90,277)       (16,727)                 (6,354,748)
  Other net transfers                             (624)        (1,966)                   (162,810)
                                         -------------  -------------               -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (90,901)        26,605                  (6,485,226)
                                         -------------  -------------               -------------
    NET CHANGE IN NET ASSETS                   (94,285)        33,289                  (6,449,038)
NET ASSETS - BEGINNING OF
 PERIOD                                         94,285         60,996                   6,449,038
                                         -------------  -------------               -------------
NET ASSETS - END OF PERIOD               $           -  $      94,285               $           -
                                         =============  =============               =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                       Amercian Century
                                      -------------------------------------------------


                                           International                 Value
                                                Fund                     Fund
                                      -----------------------  ------------------------
                                                   2004 (e)       2005       2004 (e)
                                                 ------------  ----------- ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                   $         49              $     22,067
  Net realized gains (losses) from
   security transactions                              (12,733)                  253,704
  Change in unrealized appreciation
   (depreciation) of investments                       13,057                  (225,917)
                                                 ------------              ------------
    Net increase (decrease) in net
     assets resulting from
     operations                                           373                    49,854
                                                 ------------              ------------
From capital transactions:
  Net purchase payments                                     -                       128
  Net investment division transfers                  (104,047)               (1,751,775)
  Other net transfers                                     (11)                  (60,082)
                                                 ------------              ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                    (104,058)               (1,811,729)
                                                 ------------              ------------
    NET CHANGE IN NET
     ASSETS                                          (103,685)               (1,761,875)
NET ASSETS - BEGINNING OF
 PERIOD                                               103,685                 1,761,875
                                                 ------------              ------------
NET ASSETS - END OF PERIOD                       $          -              $          -
                                                 ============              ============

                                                              Dryefus
                                      ------------------------------------------------------


                                              Stock Index                 Stock Index
                                                 Fund                       Fund B
                                      --------------------------  --------------------------
                                        2005 (a)        2004        2005 (a)        2004
                                      ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income        $        (81) $        240  $       (685) $       (765)
  Net realized gains (losses) from
   security transactions                    (9,297)       (3,954)       44,582         9,841
  Change in unrealized appreciation
   (depreciation) of investments             6,713        10,275       (61,960)       23,056
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations                             (2,665)        6,561       (18,063)       32,132
                                      ------------  ------------  ------------  ------------
From capital transactions:
  Net purchase payments                          -             -             -             -
  Net investment division transfers        (50,426)      (20,028)     (367,243)      (11,350)
  Other net transfers                      (16,820)       (4,227)       (7,062)      (78,364)
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          (67,246)      (24,255)     (374,305)      (89,714)
                                      ------------  ------------  ------------  ------------
    NET CHANGE IN NET
     ASSETS                                (69,911)      (17,694)     (392,368)      (57,582)
NET ASSETS - BEGINNING OF
 PERIOD                                     69,911        87,605       392,368       449,950
                                      ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD            $          -  $     69,911  $          -  $    392,368
                                      ============  ============  ============  ============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                          Dryefus
                                    --------------------------------------------------------------------------------------

                                            Disciplined                  Disciplined                    Capital
                                               Stock                        Stock                     Appreciation
                                             Portfolio                   Portfolio B                   Portfolio
                                    ---------------------------  ---------------------------  ---------------------------
                                                    2004 (e)                     2004 (e)                     2004 (e)
                                                 --------------               --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
  Net investment (loss) income                   $          (93)              $         (180)              $         (795)
  Net realized gains (losses) from
   security transactions                                 (4,489)                      (3,535)                      (9,375)
  Change in unrealized
   appreciation (depreciation)
   of investments                                         4,399                        3,030                       10,960
                                                 --------------               --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                            (183)                        (685)                         790
                                                 --------------               --------------               --------------
From capital transactions:
  Net purchase payments                                       -                            -                            -
  Net investment division
   transfers                                            (16,541)                     (37,013)                    (178,463)
  Other net transfers                                    (4,212)                      (1,430)                      (1,796)
                                                 --------------               --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                               (20,753)                     (38,443)                    (180,259)
                                                 --------------               --------------               --------------
    NET CHANGE IN NET
     ASSETS                                             (20,936)                     (39,128)                    (179,469)
NET ASSETS - BEGINNING OF
 PERIOD                                                  20,936                       39,128                      179,469
                                                 --------------               --------------               --------------
NET ASSETS - END OF
 PERIOD                                          $            -               $            -               $            -
                                                 ==============               ==============               ==============

                                    ----------------------------

                                              Capital
                                            Appreciation
                                            Portfolio B
                                    ---------------------------
                                                    2004 (e)
                                                 --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
  Net investment (loss) income                   $       (9,488)
  Net realized gains (losses) from
   security transactions                                139,468
  Change in unrealized
   appreciation (depreciation)
   of investments                                      (122,130)
                                                 --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                           7,850
                                                 --------------
From capital transactions:
  Net purchase payments                                   1,284
  Net investment division
   transfers                                         (1,841,594)
  Other net transfers                                   (17,521)
                                                 --------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                            (1,857,831)
                                                 --------------
    NET CHANGE IN NET
     ASSETS                                          (1,849,981)
NET ASSETS - BEGINNING OF
 PERIOD                                               1,849,981
                                                 --------------
NET ASSETS - END OF
 PERIOD                                          $            -
                                                 ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                           INVESCO
                                      -------------------------------------------------


                                              Dynamics                 High Yield
                                                Fund                      Fund
                                      ------------------------  -----------------------
                                                    2004 (e)                 2004 (e)
                                                  ------------             ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                    $    (12,613)            $     23,264
  Net realized gains (losses) from
   security transactions                               247,266                  (45,347)
  Change in unrealized appreciation
   (depreciation) of investments                      (208,242)                  24,906
                                                  ------------             ------------
    Net increase (decrease) in net
     assets resulting from
     operations                                         26,411                    2,823
                                                  ------------             ------------
From capital transactions:
  Net purchase payments                                 13,462                        -
  Net investment division transfers                 (2,469,991)                (213,832)
  Other net transfers                                  (72,848)                  (1,600)
                                                  ------------             ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                   (2,529,377)                (215,432)
                                                  ------------             ------------
    NET CHANGE IN NET
     ASSETS                                         (2,502,966)                (212,609)
NET ASSETS - BEGINNING OF
 PERIOD                                              2,502,966                  212,609
                                                  ------------             ------------
NET ASSETS - END OF PERIOD                        $          -             $          -
                                                  ============             ============

                                                               PIMCO
                                      ------------------------------------------------------


                                              High Yield                 Low Duration
                                               Portfolio                   Portfolio
                                      --------------------------  --------------------------
                                          2005          2004          2005          2004
                                      ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income        $     33,504  $     33,440  $      9,413  $        501
  Net realized gains (losses) from
   security transactions                    27,040        10,037          (216)        3,897
  Change in unrealized appreciation
   (depreciation) of investments           (36,844)        9,188       (11,694)       (2,070)
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations                             23,700        52,665        (2,497)        2,328
                                      ------------  ------------  ------------  ------------
From capital transactions:
  Net purchase payments                    208,265        61,921             -        80,000
  Net investment division transfers        (44,612)       34,543         2,297       (34,066)
  Other net transfers                      (35,849)      (19,026)       (8,047)      (18,256)
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          127,804        77,438        (5,750)       27,678
                                      ------------  ------------  ------------  ------------
    NET CHANGE IN NET
     ASSETS                                151,504       130,103        (8,247)       30,006
NET ASSETS - BEGINNING OF
 PERIOD                                    701,845       571,742       561,394       531,388
                                      ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD            $    853,349  $    701,845  $    553,147  $    561,394
                                      ============  ============  ============  ============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                 PIMCO
                                      -----------------------------------------------------------
                                               StocksPLUS
                                               Growth and                    Total Return
                                            Income Portfolio                  Portfolio
                                      ----------------------------  -----------------------------
                                           2005           2004           2005            2004
                                      -------------  -------------  --------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income        $       2,022  $         699  $      102,191  $      56,762
  Net realized gains (losses) from
   security transactions                      5,917          1,727          23,878         22,788
  Change in unrealized appreciation
   (depreciation) of investments             (3,954)        18,440         (96,576)        24,069
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations                               3,985         20,866          29,493        103,619
                                      -------------  -------------  --------------  -------------
From capital transactions:
  Net purchase payments                           -         21,390             190          5,442
  Net investment division transfers         (23,037)        (2,482)        (50,196)       260,022
  Other net transfers                        (1,552)        (1,653)       (257,503)      (286,917)
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                           (24,589)        17,255        (307,509)       (21,453)
                                      -------------  -------------  --------------  -------------
    NET CHANGE IN NET
     ASSETS                                 (20,604)        38,121        (278,016)        82,166
NET ASSETS - BEGINNING OF
 PERIOD                                     246,236        208,115       3,142,807      3,060,641
                                      -------------  -------------  --------------  -------------
NET ASSETS - END OF PERIOD            $     225,632  $     246,236  $    2,864,791  $   3,142,807
                                      =============  =============  ==============  =============

                                                            Scudder I
                                      ----------------------------------------------------

                                            International              International
                                              Portfolio                 Portfolio B
                                      -------------------------  -------------------------
                                                     2004 (e)                   2004 (e)
                                                  -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                    $         796              $       4,531
  Net realized gains (losses) from
   security transactions                                (30,673)                   105,798
  Change in unrealized appreciation
   (depreciation) of investments                         31,085                    (99,635)
                                                  -------------              -------------
    Net increase (decrease) in net
     assets resulting from
     operations                                           1,208                     10,694
                                                  -------------              -------------
From capital transactions:
  Net purchase payments                                       -                        642
  Net investment division transfers                     (96,535)                  (895,318)
  Other net transfers                                    (1,000)                   (12,154)
                                                  -------------              -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                       (97,535)                  (906,830)
                                                  -------------              -------------
    NET CHANGE IN NET
     ASSETS                                             (96,327)                  (896,136)
NET ASSETS - BEGINNING OF
 PERIOD                                                  96,327                    896,136
                                                  -------------              -------------
NET ASSETS - END OF PERIOD                        $           -              $           -
                                                  =============              =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(1) ORGANIZATION
   MetLife Investors Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors Insurance Company of California (MLIOC) and exists in accordance with the regulations of the California Department of Insurance. MLIOC is an indirect wholly owned subsidiary of MetLife, Inc. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIOC.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of ten investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIOC.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIOC's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIOC may conduct.

   The following sub-accounts were available for sale as of December 31, 2005:

                    Met Investors Series Trust (Met
                    Investors):
                      Lord Abbett Growth and Income
                       Portfolio
                      Lord Abbett Growth and Income
                       Portfolio B
                      Lord Abbett Bond Debenture Portfolio
                      Lord Abbett Bond Debenture
                       Portfolio B
                      Lord Abbett Growth Opportunity
                       Portfolio
                      Lord Abbett Growth Opportunity
                       Portfolio B
                      Lord Abbett Mid-Cap Value Portfolio
                      Lord Abbett Mid-Cap Value Portfolio
                       B
                      Lord Abbett America's Value
                       Portfolio B
                      Met/Putnam Capital Opportunities
                       Portfolio
                      Met/Putnam Capital Opportunities
                       Portfolio B
                      Oppenheimer Capital Appreciation
                       Portfolio
                      Oppenheimer Capital Appreciation
                       Portfolio B
                      PIMCO Inflation Protected Bond
                       Portfolio B
                      Janus Aggressive Growth Portfolio
                      Janus Aggressive Growth Portfolio B
                      PIMCO Total Return Bond Portfolio
                      PIMCO Total Return Bond Portfolio B
                      RCM Global Technology Portfolio B
                      T. Rowe Price Mid-Cap Growth
                       Portfolio
                      T. Rowe Price Mid-Cap Growth
                       Portfolio B
                      MFS Research International Portfolio
                      MFS Research International
                       Portfolio B
                      AIM Small-Cap Growth Portfolio B
                      Lazard Mid-Cap Portfolio B
                      Harris Oakmark International
                       Portfolio B
                      Met/AIM Small-Cap Growth Portfolio
                      Third Avenue Small-Cap Value
                       Portfolio
                      Third Avenue Small-Cap Value
                       Portfolio B
                      Neuberger Berman Real Estate
                       Portfolio
                      Neuberger Berman Real Estate
                       Portfolio B
                     Met Investors Series Trust (Met
                       Investors) (continued):
                       Turner Mid-Cap Growth Portfolio B
                       Goldman Sachs Mid-Cap Value
                        Portfolio B
                       Defensive Strategy Fund of Fund B
                       Moderate Strategy Fund of Fund B
                       Balanced Strategy Fund of Fund B
                       Growth Strategy Fund of Fund B
                       Aggressive Strategy Fund of Fund B
                       Van Kampen Comstock Portfolio B
                       Cyclical Growth ETF Portfolio B
                       Cyclical Growth and Income ETF
                        Portfolio B
                       Legg Mason Value Equity Portfolio B
                     Russell Insurance Funds (Russell):
                       Multi-Style Equity Fund
                       Aggressive Equity Fund
                       Non-U.S. Fund
                       Core Bond Fund
                       Real Estate Securities Fund
                     AIM Variable Insurance Funds, Inc.
                       (AIM):
                       Capital Appreciation Fund
                       Capital Appreciation Fund B
                       International Growth Fund
                       International Growth Fund B
                     Scudder II Variable Series (Scudder
                       II):
                       Small-Cap Growth Portfolio
                       Government Securities Portfolio
                     MFS Variable Insurance Trust (MFS):
                       Investors Trust Series B
                     Metropolitan Series Funds,
                       Inc.(MetLife):
                       Davis Venture Value A
                       Davis Venture Value E
                       Harris Oakmark Focused Value B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

                     Metropolitan Series Funds, Inc.
                       (MetLife) (continued):
                       Jennison Growth Portfolio B
                       MFS Investors Trust Series B
                       MFS Total Return Series A
                       MFS Total Return Series B
                       Capital Guardian U.S. Equity Series
                        A
                       Capital Guardian U.S. Equity Series
                        B
                       Putnam International Stock
                        Portfolio B
                       BlackRock Money Market Portfolio
                       BlackRock Money Market Portfolio B
                       Stock Index Portfolio
                       Stock Index Portfolio B
                       BlackRock Bond Income Portfolio
                       BlackRock Bond Income Portfolio B
                       BlackRock Strategic Value Portfolio
                        B
                       Franklin Templeton Small-Cap Growth
                        Portfolio B
                       Salomon Brothers Strategic Bond
                        Portfolio
                       Salomon Brothers Strategic Bond
                        Portfolio B
                       Salomon Bros U.S. Government
                        Portfolio B
                       T. Rowe Price Small-Cap Portfolio
                       T. Rowe Price Small-Cap Portfolio B
                       T. Rowe Price Large-Cap Portfolio
                       T. Rowe Price Large-Cap Portfolio B
                       Oppenheimer Global Equity Portfolio
                        B
                    Putnam Variable Trust (Putnam):
                      Growth and Income Fund
                      Growth and Income Fund B
                      Vista Fund
                      Vista Fund B
                      Equity Income Fund B
                    Franklin Templeton Variable Insurance
                      Products Trust (Templeton):
                      Growth Securities Fund
                      Growth Securities Fund B
                      Foreign Securities Fund
                      Foreign Securities Fund B
                      Developing Markets Securities Fund
                      Developing Markets Securities Fund B
                    Variable Insurance Products Fund,
                      Fund II and Fund III (Fidelity):
                      Growth Portfolio
                      Growth Portfolio B
                      Growth Opportunities Portfolio
                      Growth and Income Portfolio
                      Equity Income Portfolio
                      Equity Income Portfolio B
                    PIMCO Variable Insurance Trust
                      (PIMCO):
                      High Yield Portfolio
                      Low Duration Portfolio
                      StocksPLUS Growth and Income
                       Portfolio
                      Total Return Portfolio

The following sub-accounts changed names during the year ended December 31, 2005:
 Met Investors - Met/AIM Mid-Cap Core Portfolio B to Lazard Mid-Cap Portfolio B
 Met Investors - PIMCO PEA Innovation Portfolio B to RCM Global Technology Portfolio B
 MetLife Series - SSR Money Market Portfolio to BlackRock Money Market Portfolio
 MetLife Series - SSR Bond Income Portfolio to BlackRock Bond Income Portfolio
 MetLife Series - SSR Bond Income Portfolio B to BlackRock Bond Income Portfolio B
 MetLife Series - SSR Aurora Portfolio B to BlackRock Strategic Value Portfolio B

The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004:

       Year Ended December 31, 2005:                 Date Ceased Operations
       -----------------------------                 ----------------------
        Met Investors Money Market Portfolio B           April 29, 2005
        AIM Premier Equity Fund                          April 29, 2005
        Alliance Bernstein Real Estate Portfolio         April 29, 2005
        Alliance Bernstein Real Estate Portfolio B       April 29, 2005
        Scudder II Dreman Small-Cap Value Portfolio      April 29, 2005
        MFS High Income Series                           April 29, 2005
        MFS High Income Series B                         April 29, 2005
        MFS Investors Trust Series                       April 29, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

     Year Ended December 31, 2005:                    Date Ceased Operations
     -----------------------------                    ----------------------
      MFS New Discovery Series                            April 29, 2005
      MFS New Discovery Series B                          April 29, 2005
      MetLife Met/Putnam Voyager Portfolio B              April 29, 2005
      Oppenheimer Capital Appreciation Fund               April 29, 2005
      Putnam International Growth Fund                    April 29, 2005
      Putnam International Equity Fund B                  April 29, 2005
      Fidelity Contrafund Portfolio                       April 29, 2005
      Fidelity High Income Portfolio B                    April 29, 2005
      Dreyfus Stock Index Fund                            April 29, 2005
      Dreyfus Stock Index Fund B                          April 29, 2005

     Year Ended December 31, 2004:                    Date Ceased Operations
     -----------------------------                    ----------------------
      AIM Premier Equity Fund B                           April 30, 2004
      Alliance Premier Growth Portfolio                   April 30, 2004
      Alliance Premier Growth Portfolio B                 April 30, 2004
      Alliance Bernstein Small-Cap Portfolio B            April 30, 2004
      Alliance Bernstein Value Portfolio B                April 30, 2004
      Liberty Newport Tiger Fund, Variable Series         April 30, 2004
      Goldman Sachs Growth and Income Fund                April 30, 2004
      Goldman Sachs International Equity Fund             April 30, 2004
      Scudder II Dreman High Return Equity Portfolio      April 30, 2004
      MFS Bond Series                                     April 30, 2004
      MFS Research Series                                 April 30, 2004
      MFS Research Series B                               April 30, 2004
      MFS Emerging Growth Series                          April 30, 2004
      MFS Emerging Growth Series B                        April 30, 2004
      MFS Strategic Income Series                         April 30, 2004
      MFS Strategic Income Series B                       April 30, 2004
      MetLife MFS Research Managers B                     April 30, 2004
      Oppenheimer Main Street Growth and Income Fund      April 30, 2004
      Oppenheimer High Income Fund                        April 30, 2004
      Oppenheimer Bond Fund                               April 30, 2004
      Oppenheimer Strategic Bond Fund                     April 30, 2004
      Putnam New Value Fund                               April 30, 2004
      Putnam New Value Fund B                             April 30, 2004
      Putnam International New Opportunities Fund         April 30, 2004
      Putnam International New Opportunities Fund B       April 30, 2004
      Templeton Global Income Securities Fund             April 30, 2004
      Templeton Global Income Securities Fund B           April 30, 2004
      Templeton Franklin Small-Cap Fund                   April 30, 2004
      Templeton Franklin Small-Cap Fund B                 April 30, 2004
      Templeton Mutual Shares Securities Fund             April 30, 2004
      Templeton Mutual Shares Securities Fund B           April 30, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

       Year Ended December 31, 2004:                Date Ceased Operations
       -----------------------------                ----------------------
        Templeton Franklin Large-Cap Growth Fund      April 30, 2004
        Templeton Franklin Large-Cap Growth Fund B    April 30, 2004
        American Century Income and Growth Fund       April 30, 2004
        American Century International Fund           April 30, 2004
        American Century Value Fund                   April 30, 2004
        Dreyfus Disciplined Stock Portfolio           April 30, 2004
        Dreyfus Disciplined Stock Portfolio B         April 30, 2004
        Dreyfus Capital Appreciation Portfolio        April 30, 2004
        Dreyfus Capital Appreciation Portfolio B      April 30, 2004
        INVESCO Dynamics Fund                         April 30, 2004
        INVESCO High Yield Fund                       April 30, 2004
        Scudder I International Portfolio             April 30, 2004
        Scudder I International Portfolio B           April 30, 2004
        JP Morgan Quality Bond Portfolio              November 19, 2004
        JP Morgan Quality Bond Portfolio B            November 19, 2004
        JP Morgan Select Equity Portfolio             November 19, 2004
        JP Morgan Select Equity Portfolio B           November 19, 2004
        Met/Putnam Research Portfolio B               November 19, 2004

The following sub-accounts began operations during the years ended December 31, 2005 and 2004:

  Period Ended December 30, 2005:                            Date Began Operations
  -------------------------------                            ---------------------
   Met Investors Met/AIM Small-Cap Growth Portfolio           May 2, 2005
   Met Investors Third Avenue Small-Cap Value Portfolio       May 2, 2005
   Met Investors Neuberger Berman Real Estate Portfolio       May 2, 2005
   Met Investors Van Kampen Comstock Portfolio B              May 2, 2005
   MetLife BlackRock Money Market Portfolio B                 May 2, 2005
   MetLife Stock Index Portfolio                              May 2, 2005
   MetLife Salomon Brothers U.S. Government Portfolio B       May 2, 2005
   MetLife Oppenheimer Global Equity Portfolio B              May 2, 2005
   Met Investors Cyclical Growth and Income ETF Portfolio B   September 30, 2005
   Met Investors Cyclical Growth ETF Portfolio B              September 30, 2005
   Met Investors Legg Mason Value Equity Portfolio B          November 7, 2005

  Year Ended December 31, 2004:                              Date Began Operations
  -----------------------------                              ---------------------
   Met Investors Janus Aggressive Growth Portfolio            May 3, 2004
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B      May 3, 2004
   Met Investors Neuberger Berman Real Estate Portfolio B     May 3, 2004
   Met Investors Oppenheimer Capital Appreciation Portfolio   May 3, 2004
   Met Investors PIMCO Total Return Bond Portfolio            May 3, 2004
   Met Investors T. Rowe Price Mid-Cap Growth Portfolio       May 3, 2004
   Met Investors Turner Mid-Cap Growth Portfolio B            May 3, 2004
   Met Investors Defensive Strategy Fund of Fund B            November 22, 2004
   Met Investors Moderate Strategy Fund of Fund B             November 22, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

  Year Ended December 31, 2004:                             Date Began Operations
  -----------------------------                             ---------------------
   Met Investors Balanced Strategy Fund of Fund B             November 22, 2004
   Met Investors Growth Strategy Fund of Fund B               November 22, 2004
   MetLife Franklin Templeton Small-Cap Growth Portfolio B    May 3, 2004
   MetLife Salomon Brothers Strategic Bond Portfolio          May 3, 2004
   MetLife Salomon Brothers Strategic Bond Portfolio B        May 3, 2004
   MetLife SSR Aurora Portfolio B                             May 3, 2004
   MetLife SSR Bond Income Portfolio                          May 3, 2004
   MetLife T. Rowe Price Large-Cap Portfolio                  May 3, 2004
   MetLife T. Rowe Price Large-Cap Portfolio B                May 3, 2004
   MetLife T. Rowe Price Small-Cap Portfolio                  May 3, 2004
   MetLife T. Rowe Price Small-Cap Portfolio B                May 3, 2004
   Met Investors Aggressive Strategy Fund of Fund B           November 22, 2004
   MetLife SSR Bond Income Portfolio B                        November 22, 2004

(2) SIGNIFICANT ACCOUNTING POLICIES

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios. These investment companies value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the federal income tax return of MLIOC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIOC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (D) ANNUITY RESERVES
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLIOC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLIOC.

  (E) ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

  (F) RECLASSIFICATIONS
      Certain amounts in prior years' financial statements have been reclassified to conform to the current year presentation.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(3) SEPARATE ACCOUNT EXPENSES
   For variable annuity contracts, MLIOC deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.75% to an annual rate of 2.35%. This charge varies according to the product specifications. The mortality risks assumed by MLIOC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) CONTRACT FEES
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLIOC deducts a withdrawal charge from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn on a declining scale, depending on the product. For certain contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a withdrawal charge. For certain other contracts, after the first contract anniversary, the contract owner may withdrawal up to 10% of the aggregate purchase payments each contract year, without incurring a surrender fee. During the first contract year, MLIOC currently does not assess the surrender fee on amounts withdrawn under the systematic withdrawal program. During the period ended December 31, 2005, MLIOC deducted withdrawal charges of $444,590.44 from the Separate Account.

   For variable annuity contracts with a sales charge, MLIOC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The following table reflects the amount of the sales charge depending on the contract owner's investment at the time of the payment.

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   During the accumulation phase, MLIOC imposes an annual contract maintenance fee of $30 on variable annuity contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account sub-accounts (and for some contracts, the fixed account as well) for which account value is allocated. The charge is taken from account value on a full withdrawal or on the annuity date if such annuity date is other than the contract anniversary date. During the income phase, the charge is collected from each annuity payment, regardless of contract size. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIOC may deduct a transfer fee of $25 per additional transfer or, for certain contracts if less, 2% of the amount transferred, from the account value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2005, MLIOC deducted contract maintenance and transfer fees of $1,519,286.22 from the Separate Account.

   Currently, MLIOC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLIOC reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 were as follows:

                                                              Purchases     Sales
                                                             ----------- ------------
Met Investors Lord Abbett Growth and Income Portfolio        $ 2,031,683 $ 12,530,362
Met Investors Lord Abbett Growth and Income Portfolio B        5,419,967    5,988,746
Met Investors Lord Abbett Bond Debenture Portfolio               764,741    2,386,574
Met Investors Lord Abbett Bond Debenture Portfolio B           7,972,155    6,897,357
Met Investors Lord Abbett Growth Opportunity Portfolio           126,130      291,570
Met Investors Lord Abbett Growth Opportunity Portfolio B         779,404      146,188
Met Investors Lord Abbett Mid-Cap Value Portfolio                572,542    1,278,372
Met Investors Lord Abbett Mid-Cap Value Portfolio B            4,535,206      817,161
Met Investors Lord Abbett America's Value Portfolio B          3,259,242      270,061
Met Investors Met/Putnam Capital Opportunities Portfolio         127,104    1,392,080
Met Investors Met/Putnam Capital Opportunities Portfolio B        55,472       20,918
Met Investors Oppenheimer Capital Appreciation Portfolio       1,340,901      383,192
Met Investors Oppenheimer Capital Appreciation Portfolio B     1,369,679    5,414,443
Met Investors PIMCO Inflation Protected Bond Portfolio B       3,078,874    5,010,827
Met Investors Janus Aggressive Growth Portfolio                    6,810      432,635
Met Investors Janus Aggressive Growth Portfolio B                612,934    3,473,096
Met Investors PIMCO Total Return Bond Portfolio                  329,139    1,053,069
Met Investors PIMCO Total Return Bond Portfolio B              4,201,272    5,369,958
(a) Met Investors Money Market Portfolio B                     4,666,046   13,983,071
Met Investors RCM Global Technology Portfolio B                  107,431      554,595
Met Investors T. Rowe Price Mid-Cap Growth Portfolio              59,082      468,983
Met Investors T. Rowe Price Mid-Cap Growth Portfolio B         1,979,219    1,848,640
Met Investors MFS Research International Portfolio             1,463,062    1,516,818
Met Investors MFS Research International Portfolio B           6,311,270    3,541,186
Met Investors AIM Small-Cap Growth Portfolio B                 4,969,935    2,525,337
Met Investors Lazard Mid-Cap Portfolio B                         744,224    1,209,404
Met Investors Harris Oakmark International Portfolio B         2,099,472    2,853,238
(b) Met Investors Met/AIM Small-Cap Growth Portfolio             326,158       68,351
(b) Met Investors Third Avenue Small-Cap Value Portfolio         389,863       22,489
Met Investors Third Avenue Small-Cap Value Portfolio B         1,802,199    2,914,450
(b) Met Investors Neuberger Berman Real Estate Portfolio         853,201      150,452
Met Investors Neuberger Berman Real Estate Portfolio B         5,812,135    1,602,972
Met Investors Turner Mid-Cap Growth Portfolio B                  189,276      693,146
Met Investors Goldman Sachs Mid-Cap Value Portfolio B          1,086,025      958,394
Met Investors Defensive Strategy Fund of Fund B                3,775,701    2,047,238
Met Investors Moderate Strategy Fund of Fund B                22,783,754    3,280,508
Met Investors Balanced Strategy Fund of Fund B                52,092,383    3,252,123
Met Investors Growth Strategy Fund of Fund B                  39,362,161    4,903,480
Met Investors Aggressive Strategy Fund of Fund B               3,133,609      789,504
(b) Met Investors Van Kampen Comstock Portfolio B              3,171,099       48,838
(c) Met Investors Cyclical Growth ETF Portfolio B                 40,821           28
(c) Met Investors Cyclical Growth and Income ETF Portfolio B      67,613           12
Russell Multi-Style Equity Fund                                  108,554      786,658
Russell Aggressive Equity Fund                                    71,152      286,549
Russell Non-U.S. Fund                                             53,625      461,352

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 were as follows, continued:

                                                          Purchases    Sales
                                                          ---------- ---------
 Russell Core Bond Fund                                      227,421   562,681
 Russell Real Estate Securities Fund                          55,597   135,484
 (a) AIM Premier Equity Fund                                     465    98,227
 AIM Capital Appreciation Fund                                11,777   408,318
 AIM Capital Appreciation Fund B                              17,176    32,900
 AIM International Growth Fund                                32,729    83,126
 AIM International Growth Fund B                             826,646    46,550
 (a) Alliance Bernstein Real Estate Portfolio                 18,927   864,647
 (a) Alliance Bernstein Real Estate Portfolio B              124,781 5,122,033
 Scudder II Small-Cap Growth Portfolio                         1,619    30,073
 (a) Scudder II Dreman Small-Cap Value Portfolio              39,387   409,476
 Scudder II Government Securities Portfolio                   24,993   148,007
 (a) MFS High Income Series                                   38,243   334,379
 (a) MFS High Income Series B                                425,859 4,371,637
 (a) MFS Investors Trust Series                                8,202 1,298,291
 MFS Investors Trust Series B                                 12,462   265,144
 (a) MFS New Discovery Series                                 21,285   326,505
 (a) MFS New Discovery Series B                              144,224 4,706,930
 MetLife Davis Venture Value A                                36,946    38,871
 MetLife Davis Venture Value E                             5,999,344 4,683,014
 MetLife Harris Oakmark Focused Value B                    1,146,902 2,951,597
 MetLife Jennison Growth Portfolio B                       2,487,549 2,637,717
 MetLife MFS Investors Trust Series B                         89,226 1,047,795
 MetLife MFS Total Return Series A                           240,128    62,714
 MetLife MFS Total Return Series B                         1,825,251   273,945
 MetLife Capital Guardian U.S. Equity Series A               109,832 2,674,475
 MetLife Capital Guardian U.S. Equity Series B             2,160,261   397,609
 (a) MetLife Met/Putnam Voyager Portfolio B                  221,483   827,234
 MetLife Putnam International Stock Portfolio B               74,015   431,691
 MetLife BlackRock Money Market Portfolio                    590,209   758,599
 (b) MetLife BlackRock Money Market Portfolio B           18,278,086 8,443,304
 (b) MetLife Stock Index Portfolio                            55,747       520
 MetLife Stock Index Portfolio B                           1,869,477 1,987,818
 MetLife BlackRock Bond Income Portfolio                     104,625   106,179
 MetLife BlackRock Bond Income Portfolio B                 1,292,913   317,004
 MetLife BlackRock Strategic Value Portfolio B               294,137   109,228
 MetLife Franklin Templeton Small-Cap Growth Portfolio B   1,617,156   125,995
 MetLife Salomon Brothers Strategic Bond Portfolio            12,229    75,950
 MetLife Salomon Brothers Strategic Bond Portfolio B         199,201   131,497
 (b) MetLife Salomon Brothers U.S. Government Portfolio B     32,883       157
 MetLife T. Rowe Price Small-Cap Portfolio                    53,771    60,588
 MetLife T. Rowe Price Small-Cap Portfolio B                   9,645   188,440
 MetLife T. Rowe Price Large-Cap Portfolio                   107,294   182,367
 MetLife T. Rowe Price Large-Cap Portfolio B               1,609,387   208,319
 (b) MetLife Oppenheimer Global Equity Portfolio B           423,148     1,872

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 were as follows, continued:

                                                    Purchases      Sales
                                                   ------------ ------------
    (a) Oppenheimer Capital Appreciation Fund             2,793      240,180
    Putnam Growth and Income Fund                        45,359      246,626
    Putnam Growth and Income Fund B                     250,522      118,016
    Putnam Vista Fund                                     8,379       98,008
    Putnam Vista Fund B                                       -        9,797
    (a) Putnam International Growth Fund                 16,803    1,136,792
    (a) Putnam International Equity B                    58,708    3,963,693
    Putnam Equity Income Fund B                       1,164,022       93,366
    Templeton Growth Securities Fund                      3,225       32,401
    Templeton Growth Securities Fund B                    1,208       38,758
    Templeton Foreign Securities Fund                    71,058      167,272
    Templeton Foreign Securities Fund B               1,086,538      254,766
    Templeton Developing Markets Securities Fund         30,286      144,055
    Templeton Developing Markets Securities Fund B      807,640      481,985
    Fidelity Growth Portfolio                             2,146        6,187
    Fidelity Growth Portfolio B                       2,655,860      286,313
    Fidelity Growth Opportunities Portfolio                 383        2,151
    (a) Fidelity Contrafund Portfolio                       410       46,137
    Fidelity Growth and Income Portfolio                  2,871        3,846
    Fidelity Equity Income Portfolio                        781        4,000
    Fidelity Equity Income Portfolio B                  139,407       90,358
    (a) Fidelity High Income Portfolio B                  7,137       91,553
    (a) Dreyfus Stock Index Fund                            203       67,558
    (a) Dreyfus Stock Index Fund B                        1,355      376,433
    PIMCO High Yield Portfolio                          606,735      445,605
    PIMCO Low Duration Portfolio                         50,275       46,741
    PIMCO StocksPLUS Growth and Income                    5,304       27,917
    PIMCO Total Return Portfolio                        284,618      489,970
                                                   ------------ ------------
    Total                                          $244,378,989 $160,903,816
                                                   ============ ============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period September 30, 2005 to December 31, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett
                                  Growth and   Growth and      Bond         Bond        Growth       Growth       Mid-Cap
                                    Income       Income      Debenture    Debenture   Opportunity  Opportunity     Value
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005   1,231,925    1,046,799      463,506    1,364,065      150,720      278,359      276,077
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                        24,643      172,728       30,121      530,926        6,898       70,954       19,637
   Units Redeemed                    (270,635)    (203,443)    (137,973)    (503,123)     (32,055)     (22,108)     (56,322)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004   1,477,917    1,077,514      571,358    1,336,262      175,877      229,513      312,762
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       286,791      507,241       56,164      794,226       15,374       56,800      109,606
   Units Redeemed                    (281,949)    (354,174)    (206,860)    (722,805)     (34,465)     (38,146)     (60,924)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     1,473,075      924,447      722,054    1,264,841      194,968      210,859      264,080
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett   JP Morgan    JP Morgan    JP Morgan    JP Morgan      Met/
                                    Mid-Cap     America's     Quality      Quality      Select       Select       Putnam
                                     Value        Value        Bond         Bond        Equity       Equity      Research
                                  Portfolio B  Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005     706,363      433,986
                                  ===========  ===========
   Units Issued                       208,063      251,704
   Units Redeemed                     (75,259)     (35,072)
                                  -----------  -----------
Unit Balance at December 31, 2004     573,559      217,354            -            -            -            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       207,355      186,784       19,575      169,461        7,186        6,066      115,273
   Units Redeemed                     (48,427)     (14,048)    (474,634)    (499,606)    (735,335)     (46,870)    (428,385)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       414,631       44,618      455,059      330,145      728,149       40,804      313,112
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                   Met/Putnam    Met/Putnam   Oppenheimer  Oppenheimer      PIMCO         Janus        Janus
                                     Capital       Capital      Capital      Capital      Inflation     Aggressive  Aggressive
                                  Opportunities Opportunities Appreciation Appreciation Protected Bond    Growth      Growth
                                    Portfolio    Portfolio B   Portfolio   Portfolio B   Portfolio B    Portfolio   Portfolio B
                                  ------------- ------------- ------------ ------------ -------------- -----------  -----------
Unit Balance at December 31, 2005      255,463        30,510      190,414    1,662,013     1,139,393       167,265    1,546,320
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                         11,003         3,159      136,801      277,152       327,964           960      162,018
   Units Redeemed                      (83,879)         (958)     (36,162)    (766,906)     (486,900)      (41,146)    (541,828)
                                   -----------   -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004      328,339        28,309       89,775    2,151,767     1,298,329       207,451    1,926,130
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                         13,914           845      100,451    1,688,647     1,015,354       244,289    2,082,214
   Units Redeemed                      (95,911)         (802)     (10,676)  (1,183,711)     (704,668)      (36,838)    (969,736)
                                   -----------   -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at January 1, 2004        410,336        28,266            -    1,646,831       987,643             -      813,652
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  --------------------------------------------------------------------------------------------
                                     PIMCO        PIMCO                      RCM      T. Rowe Price T. Rowe Price      MFS
                                  Total Return Total Return    Money       Global        Mid-Cap       Mid-Cap      Research
                                      Bond         Bond       Market     Technology      Growth        Growth     International
                                   Portfolio   Portfolio B  Portfolio B  Portfolio B    Portfolio    Portfolio B    Portfolio
                                  ------------ ------------ -----------  -----------  ------------- ------------- -------------
Unit Balance at December 31, 2005     377,259    2,614,749            -      219,715       270,568     1,537,676       338,829
                                  ===========  ===========  ===========  ===========   ===========   ===========   ===========
   Units Issued                        31,825      587,167      702,310       33,080         3,292       372,759        85,671
   Units Redeemed                     (87,613)    (665,845)  (1,647,767)    (141,117)      (61,484)     (375,060)      (98,583)
                                  -----------  -----------  -----------  -----------   -----------   -----------   -----------
Unit Balance at December 31, 2004     433,047    2,693,427      945,457      327,752       328,760     1,539,977       351,741
                                  ===========  ===========  ===========  ===========   ===========   ===========   ===========
   Units Issued                       441,882    1,551,079    1,156,706      392,420       384,436       939,739        62,293
   Units Redeemed                      (8,835)    (789,992)  (1,206,161)    (272,133)      (55,676)     (763,074)      (78,945)
                                  -----------  -----------  -----------  -----------   -----------   -----------   -----------
Unit Balance at January 1, 2004             -    1,932,340      994,912      207,465             -     1,363,312       368,393
                                  ===========  ===========  ===========  ===========   ===========   ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                       MFS          AIM                      Harris       Met/AIM    Third Avenue Third Avenue
                                    Research     Small-Cap     Lazard        Oakmark     Small-Cap    Small-Cap    Small-Cap
                                  International   Growth       Mid-Cap    International   Growth        Value        Value
                                   Portfolio B  Portfolio B  Portfolio B   Portfolio B   Portfolio    Portfolio   Portfolio B
                                  ------------- -----------  -----------  ------------- -----------  ------------ ------------
Unit Balance at December 31, 2005    1,266,878      789,854      252,387       694,932       40,203       24,670      571,711
                                   ===========  ===========  ===========   ===========  ===========  ===========  ===========
   Units Issued                        623,093      455,295       40,269       191,894       49,422       25,736      171,091
   Units Redeemed                     (415,223)    (236,706)     (99,592)     (247,388)      (9,219)      (1,066)    (246,780)
                                   -----------  -----------  -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004    1,059,008      571,265      311,710       750,426            -            -      647,400
                                   ===========  ===========  ===========   ===========  ===========  ===========  ===========
   Units Issued                      1,024,674      507,258      207,855       722,951                                492,958
   Units Redeemed                     (426,950)    (422,375)    (258,051)     (528,676)                              (499,404)
                                   -----------  -----------  -----------   -----------                            -----------
Unit Balance at January 1, 2004        461,284      486,382      361,906       556,151                                653,846
                                   ===========  ===========  ===========   ===========                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                   Neuberger    Neuberger     Turner     Goldman Sachs  Defensive     Moderate     Balanced
                                    Berman       Berman       Mid-Cap       Mid-Cap     Strategy      Strategy     Strategy
                                  Real Estate  Real Estate    Growth         Value       Fund of      Fund of      Fund of
                                   Portfolio   Portfolio B  Portfolio B   Portfolio B    Fund B        Fund B       Fund B
                                  -----------  -----------  -----------  ------------- -----------  -----------  -----------
Unit Balance at December 31, 2005      39,242      548,137       86,600       173,267      448,336    2,689,712    7,822,973
                                  ===========  ===========  ===========   ===========  ===========  ===========  ===========
   Units Issued                        46,528      487,660       18,210        89,324      385,162    2,281,898    5,285,355
   Units Redeemed                      (7,286)    (149,338)     (66,412)      (91,198)    (210,014)    (356,865)    (579,712)
                                  -----------  -----------  -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -      209,815      134,802       175,141      273,188      764,679    3,117,330
                                  ===========  ===========  ===========   ===========  ===========  ===========  ===========
   Units Issued                                    362,758      292,637       339,205      273,489      772,796    3,189,609
   Units Redeemed                                 (152,943)    (157,835)     (164,064)        (301)      (8,117)     (72,279)
                                               -----------  -----------   -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004                          -            -             -            -            -            -
                                               ===========  ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                Met Investors                                  Russell
                                  -------------------------------------------------------------------------- -----------
                                     Growth     Aggressive                            Cyclical   Legg Mason
                                    Strategy     Strategy   Van Kampen    Cyclical   Growth and     Value    Multi-Style
                                    Fund of      Fund of     Comstock    Growth ETF  Income ETF    Equity      Equity
                                     Fund B       Fund B    Portfolio B  Portfolio B Portfolio B Portfolio B    Fund
                                  -----------  -----------  -----------  ----------- ----------- ----------- -----------
Unit Balance at December 31, 2005   6,681,818      665,696      303,632        3,990       6,658           -     277,883
                                  ===========  ===========  ===========  =========== =========== =========== ===========
   Units Issued                     3,843,755      298,998      312,661        3,990       6,658           -       7,092
   Units Redeemed                    (598,618)     (75,438)      (9,029)           -           -           -     (66,465)
                                  -----------  -----------  -----------  ----------- ----------- ----------- -----------
Unit Balance at December 31, 2004   3,436,681      442,136            -            -           -           -     337,256
                                  ===========  ===========  ===========  =========== =========== =========== ===========
   Units Issued                     3,495,638      443,657                                                         7,805
   Units Redeemed                     (58,957)      (1,521)                                                      (75,348)
                                  -----------  -----------                                                   -----------
Unit Balance at January 1, 2004             -            -                                                       404,799
                                  ===========  ===========                                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Russell                                        AIM
                                  --------------------------------------------------  -------------------------------------
                                   Aggressive                            Real Estate    Premier      Premier      Capital
                                     Equity      Non-U.S.    Core Bond   Securities     Equity       Equity     Appreciation
                                      Fund         Fund        Fund         Fund         Fund        Fund B         Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005      43,722      113,408      169,522       13,869            -                   202,445
                                  ===========  ===========  ===========  ===========  ===========               ===========
   Units Issued                         1,149        2,388        8,707          664           50                     3,032
   Units Redeemed                     (22,103)     (34,212)     (38,723)      (5,675)      (9,520)                  (35,654)
                                  -----------  -----------  -----------  -----------  -----------               -----------
Unit Balance at December 31, 2004      64,676      145,232      199,538       18,880        9,470            -      235,067
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                           641          212       12,509          457       18,564        1,246        6,623
   Units Redeemed                     (19,862)     (47,844)     (81,641)      (4,706)    (407,081)     (59,332)     (35,424)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        83,897      192,864      268,670       23,129      397,987       58,086      263,868
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                                         Alliance
                                  ---------------------------------------  --------------------------------------------------
                                    Capital    International International   Premier      Premier     Bernstein    Bernstein
                                  Appreciation    Growth        Growth       Growth       Growth     Real Estate  Real Estate
                                     Fund B        Fund         Fund B      Portfolio   Portfolio B   Portfolio   Portfolio B
                                  ------------ ------------- ------------- -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005       8,314        24,660        59,995                                      -            -
                                  ===========   ===========   ===========                            ===========  ===========
   Units Issued                           939         2,610        56,031                                  1,085       10,191
   Units Redeemed                      (3,038)       (6,308)       (4,074)                               (47,265)    (285,756)
                                  -----------   -----------   -----------                            -----------  -----------
Unit Balance at December 31, 2004      10,413        28,358         8,038            -            -       46,180      275,565
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========
   Units Issued                           226           581         2,904        2,127      138,652        3,850       96,328
   Units Redeemed                        (692)      (13,628)         (348)    (220,768)    (867,620)     (18,981)     (62,349)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        10,879        41,405         5,482      218,641      728,968       61,311      241,586
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Alliance            Liberty    Goldman Sachs              Scudder II
                                  ------------------------  -----------  ------------- ------------------------------------
                                                              Newport       Growth       Dreman                   Dreman
                                   Bernstein    Bernstein   Tiger Fund,       and      High Return  Small-Cap    Small-Cap
                                   Small-Cap      Value      Variable       Income       Equity      Growth        Value
                                  Portfolio B  Portfolio B    Series         Fund       Portfolio   Portfolio    Portfolio
                                  -----------  -----------  -----------  ------------- ----------- -----------  -----------
Unit Balance at December 31, 2005                                                                       19,313            -
                                                                                                   ===========  ===========
   Units Issued                                                                                            204            -
   Units Redeemed                                                                                       (3,014)     (26,921)
                                                                                                   -----------  -----------
Unit Balance at December 31, 2004           -            -            -             -            -      22,123       26,921
                                  ===========  ===========  ===========   ===========  =========== ===========  ===========
   Units Issued                           522           78            -            57            -         346        9,009
   Units Redeemed                     (17,715)      (6,215)      (6,585)      (22,557)           -      (2,511)     (12,671)
                                  -----------  -----------  -----------   -----------  ----------- -----------  -----------
Unit Balance at January 1, 2004        17,193        6,137        6,585        22,500            -      24,288       30,583
                                  ===========  ===========  ===========   ===========  =========== ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                   Scudder II                                      MFS
                                  -----------  ---------------------------------------------------------------------------
                                   Government                                          Emerging     Emerging       High
                                   Securities     Bond       Research     Research      Growth       Growth       Income
                                   Portfolio     Series       Series      Series B      Series      Series B      Series
                                  -----------  ----------- -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      20,702                                                                            -
                                  ===========                                                                  ===========
   Units Issued                           573                                                                        1,401
   Units Redeemed                     (10,689)                                                                     (28,280)
                                  -----------                                                                  -----------
Unit Balance at December 31, 2004      30,818            -           -            -            -            -       26,879
                                  ===========  =========== ===========  ===========  ===========  ===========  ===========
   Units Issued                           750            -         106            -          334          185        1,115
   Units Redeemed                     (26,313)           -     (68,056)      (4,306)     (52,400)      (3,010)     (16,831)
                                  -----------  ----------- -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        56,381            -      67,950        4,306       52,066        2,825       42,595
                                  ===========  =========== ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MFS
                                  -----------------------------------------------------------------------------------------
                                      High      Strategic    Strategic    Investors    Investors       New          New
                                     Income      Income       Income        Trust        Trust      Discovery    Discovery
                                    Series B     Series      Series B      Series      Series B      Series      Series B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005           -                                      -      115,816            -            -
                                  ===========                            ===========  ===========  ===========  ===========
   Units Issued                        15,658                                    210        1,732        3,045       28,982
   Units Redeemed                    (372,372)                              (125,743)     (23,986)     (50,011)    (706,414)
                                  -----------                            -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     356,714            -            -      125,533      138,070       46,966      677,432
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       107,961           63        6,345        2,916        3,268        4,386      211,890
   Units Redeemed                     (37,034)     (12,254)     (59,661)     (27,173)     (35,619)     (12,177)     (69,637)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       285,787       12,191       53,316      149,790      170,421       54,757      535,179
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                                              Harris                      MFS            MFS          MFS
                                     Davis        Davis       Oakmark     Jennison     Investors        Total        Total
                                    Venture      Venture      Focused      Growth        Trust          Return       Return
                                    Value A      Value E      Value B    Portfolio B   Series B        Series A     Series B
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2005       5,405    2,466,071      638,062      913,032      411,016         18,317      271,749
                                  ===========  ===========  ===========  ===========  ===========    ===========  ===========
   Units Issued                         1,132      673,473      105,143      369,750       10,293          5,081       75,595
   Units Redeemed                      (1,185)    (583,385)    (224,249)    (342,159)     (93,856)        (1,054)     (30,081)
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2004       5,458    2,375,983      757,168      885,441      494,579         14,290      226,235
                                  ===========  ===========  ===========  ===========  ===========    ===========  ===========
   Units Issued                         2,975    1,808,347      495,938      725,437      132,276          6,101      137,494
   Units Redeemed                        (159)    (982,678)    (574,555)    (584,653)     (89,153)        (1,367)     (29,254)
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at January 1, 2004         2,642    1,550,314      835,785      744,657      451,456          9,556      117,995
                                  ===========  ===========  ===========  ===========  ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                    Capital      Capital                                Putnam      BlackRock    BlackRock
                                   Guardian     Guardian        MFS     Met/Putnam   International    Money        Money
                                  U.S. Equity  U.S. Equity   Research     Voyager        Stock       Market       Market
                                   Series A     Series B     Mangers B  Portfolio B   Portfolio B   Portfolio   Portfolio B
                                  -----------  -----------  ----------- -----------  ------------- -----------  -----------
Unit Balance at December 31, 2005     675,865      562,184                        -       105,927      104,958      986,244
                                  ===========  ===========              ===========   ===========  ===========  ===========
   Units Issued                        14,143      210,779                   31,896         7,672       61,910    2,007,225
   Units Redeemed                    (230,571)     (49,403)                (113,275)      (30,919)     (80,435)  (1,020,981)
                                  -----------  -----------              -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004     892,293      400,808            -      81,379       129,174      123,483            -
                                  ===========  ===========  =========== ===========   ===========  ===========  ===========
   Units Issued                       908,311      322,639            -      72,862        37,921       50,710
   Units Redeemed                     (28,617)     (40,280)           -      (3,392)      (18,284)    (104,733)
                                  -----------  -----------  ----------- -----------   -----------  -----------
Unit Balance at January 1, 2004        12,599      118,449            -      11,909       109,537      177,506
                                  ===========  ===========  =========== ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  ----------------------------------------------------------------------------------
                                                            BlackRock    BlackRock    BlackRock        Franklin
                                     Stock       Stock        Bond         Bond       Strategic       Templeton
                                     Index       Index       Income       Income        Value         Small-Cap
                                   Portfolio  Portfolio B   Portfolio   Portfolio B  Portfolio B  Growth Portfolio B
                                  ----------- -----------  -----------  -----------  -----------  ------------------
Unit Balance at December 31, 2005       6,872     885,892       15,209       26,458       30,746         173,044
                                  =========== ===========  ===========  ===========  ===========     ===========
   Units Issued                         6,872     175,405        1,403       29,191       16,650         177,786
   Units Redeemed                           -    (180,408)      (2,040)      (7,548)      (7,940)        (19,183)
                                  ----------- -----------  -----------  -----------  -----------     -----------
Unit Balance at December 31, 2004           -     890,895       15,846        4,815       22,036          14,441
                                  =========== ===========  ===========  ===========  ===========     ===========
   Units Issued                                   448,645       20,006        4,818       22,676          14,900
   Units Redeemed                                (166,002)      (4,160)          (3)        (640)           (459)
                                              -----------  -----------  -----------  -----------     -----------
Unit Balance at January 1, 2004                   608,252            -            -            -               -
                                              ===========  ===========  ===========  ===========     ===========

                                  --------------
                                     Salomon
                                     Brothers
                                    Strategic
                                  Bond Portfolio
                                  --------------
Unit Balance at December 31, 2005        4,607
                                   ===========
   Units Issued                            265
   Units Redeemed                       (3,635)
                                   -----------
Unit Balance at December 31, 2004        7,977
                                   ===========
   Units Issued                          9,184
   Units Redeemed                       (1,207)
                                   -----------
Unit Balance at January 1, 2004              -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  --------------------------------------------------------------------------------------
                                      Salomon          Salomon       T. Rowe      T. Rowe      T. Rowe        T. Rowe
                                      Brothers        Brothers        Price        Price        Price          Price
                                     Strategic     U.S. Government  Small-Cap    Small-Cap    Large-Cap      Large-Cap
                                  Bond Portfolio B   Portfolio B    Portfolio   Portfolio B   Portfolio     Portfolio B
                                  ---------------- --------------- -----------  -----------  -----------    -----------
Unit Balance at December 31, 2005        44,115            2,161        35,933       50,518       77,598        261,114
                                    ===========      ===========   ===========  ===========  ===========    ===========
   Units Issued                           8,380            2,161         3,934        1,019        8,787        153,233
   Units Redeemed                        (6,538)               -        (4,016)     (14,125)     (14,091)       (32,364)
                                    -----------      -----------   -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004        42,273                -        36,015       63,624       82,902        140,245
                                    ===========      ===========   ===========  ===========  ===========    ===========
   Units Issued                          50,407                         40,608       76,946       87,847        142,408
   Units Redeemed                        (8,134)                        (4,593)     (13,322)      (4,945)        (2,163)
                                    -----------                    -----------  -----------  -----------    -----------
Unit Balance at January 1, 2004               -                              -            -            -              -
                                    ===========                    ===========  ===========  ===========    ===========

                                  ----------
                                  Oppenheimer
                                    Global
                                    Equity
                                  Portfolio B
                                  -----------
Unit Balance at December 31, 2005      25,536
                                  ===========
   Units Issued                        25,733
   Units Redeemed                        (197)
                                  -----------
Unit Balance at December 31, 2004           -
                                  ===========
   Units Issued
   Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                            Oppenheimer                                       Putnam
                                  ---------------------------------------------------------------    ------------------------
                                               Main Street                                              Growth       Growth
                                    Capital    Growth and       High                     Strategic       and          and
                                  Appreciation   Income        Income          Bond        Bond         Income       Income
                                      Fund        Fund          Fund           Fund        Fund          Fund        Fund B
                                  ------------ -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005           -                                                             79,914       57,422
                                  ===========                                                        ===========  ===========
   Units Issued                            45                                                              2,221        8,601
   Units Redeemed                     (17,618)                                                           (18,583)      (4,865)
                                  -----------                                                        -----------  -----------
Unit Balance at December 31, 2004      17,573            -            -              -            -       96,276       53,686
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========
   Units Issued                            68          210           76            575            -        2,618       21,986
   Units Redeemed                      (8,638)     (40,230)     (22,027)       (79,222)     (10,260)     (31,394)     (16,886)
                                  -----------  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        26,143       40,020       21,951         78,647       10,260      125,052       48,586
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             Putnam
                                  -------------------------------------------------------------------------------------

                                      New            New                                  International  International
                                     Value          Value        Vista        Vista          Growth         Equity
                                     Fund           Fund B       Fund         Fund B          Fund          Fund B
                                  -----------    -----------  -----------  -----------    -------------  -------------
Unit Balance at December 31, 2005                                  31,552        1,776               -              -
                                                              ===========  ===========     ===========    ===========
   Units Issued                                                       751            -               8            360
   Units Redeemed                                                  (7,682)        (777)        (75,283)      (267,527)
                                                              -----------  -----------     -----------    -----------
Unit Balance at December 31, 2004           -              -       38,483        2,553          75,275        267,167
                                  ===========    ===========  ===========  ===========     ===========    ===========
   Units Issued                             -              -        2,473            -           1,781         13,221
   Units Redeemed                      (7,034)        (4,322)     (10,657)         (47)        (24,015)       (83,565)
                                  -----------    -----------  -----------  -----------     -----------    -----------
Unit Balance at January 1, 2004         7,034          4,322       46,667        2,600          97,509        337,511
                                  ===========    ===========  ===========  ===========     ===========    ===========

                                  -------
                                  International
                                       New
                                  Opportunities
                                      Fund
                                  -------------
Unit Balance at December 31, 2005

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004            -
                                   ===========
   Units Issued                              4
   Units Redeemed                      (17,645)
                                   -----------
Unit Balance at January 1, 2004         17,641
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                            Putnam                                         Templeton
                                  -------------------------     -----------------------------------------------------
                                  International                    Global       Global
                                       New          Equity         Income       Income     Franklin     Franklin
                                  Opportunities     Income       Securities   Securities   Small-Cap    Small-Cap
                                     Fund B         Fund B          Fund        Fund B       Fund        Fund B
                                  -------------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                    208,518
                                                 ===========
   Units Issued                                       93,149
   Units Redeemed                                    (15,007)
                                                 -----------
Unit Balance at December 31, 2004            -       130,376              -            -            -            -
                                   ===========   ===========    ===========  ===========  ===========  ===========
   Units Issued                             35       112,244              -            -           98       14,557
   Units Redeemed                       (3,387)       (6,650)        (4,340)        (626)     (44,908)     (80,558)
                                   -----------   -----------    -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004          3,352        24,782          4,340          626       44,810       66,001
                                   ===========   ===========    ===========  ===========  ===========  ===========

                                  ----------

                                     Growth
                                   Securities
                                      Fund
                                  -----------
Unit Balance at December 31, 2005      15,640
                                  ===========
   Units Issued                             -
   Units Redeemed                      (1,830)
                                  -----------
Unit Balance at December 31, 2004      17,470
                                  ===========
   Units Issued                             9
   Units Redeemed                        (701)
                                  -----------
Unit Balance at January 1, 2004        18,162
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Templeton
                                  -----------------------------------------------------------------------------------------
                                                                          Developing   Developing     Mutual       Mutual
                                     Growth      Foreign      Foreign      Markets      Markets       Share        Share
                                   Securities   Securities   Securities   Securities   Securities   Securities   Securities
                                     Fund B        Fund        Fund B        Fund        Fund B        Fund        Fund B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005       5,402       59,307      269,382       25,079      328,572
                                  ===========  ===========  ===========  ===========  ===========
   Units Issued                             -        5,611       77,589        1,860      103,788
   Units Redeemed                      (2,334)     (13,920)     (38,065)      (9,923)     (58,222)
                                  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004       7,736       67,616      229,858       33,142      283,006            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                             -        2,753      149,138          897      109,379        5,660        6,045
   Units Redeemed                      (2,267)     (19,338)     (27,263)      (9,366)     (42,341)     (32,832)    (127,226)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        10,003       84,201      107,983       41,611      215,968       27,172      121,181
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Templeton                                     Fidelity
                                  ------------------------  ----------------------------------------------------------------
                                   Franklin     Franklin
                                   Large-Cap    Large-Cap                                                 Growth      Growth and
                                    Growth       Growth       Growth       Growth        Contrafund    Opportunities    Income
                                     Fund        Fund B      Portfolio   Portfolio B     Portfolio       Portfolio    Portfolio
                                  -----------  -----------  -----------  -----------    -----------    ------------- -----------
Unit Balance at December 31, 2005                                 3,813      363,370              -           1,463        3,675
                                                            ===========  ===========    ===========     ===========  ===========
   Units Issued                                                     172      142,422             17              30          194
   Units Redeemed                                                  (475)     (32,285)        (3,029)           (217)        (269)
                                                            -----------  -----------    -----------     -----------  -----------
Unit Balance at December 31, 2004           -            -        4,116      253,233          3,012           1,650        3,750
                                  ===========  ===========  ===========  ===========    ===========     ===========  ===========
   Units Issued                           120           22          681      190,840            106              14          258
   Units Redeemed                     (49,149)     (25,336)      (3,819)     (26,186)          (155)            (82)      (1,921)
                                  -----------  -----------  -----------  -----------    -----------     -----------  -----------
Unit Balance at January 1, 2004        49,029       25,314        7,254       88,579          3,061           1,718        5,413
                                  ===========  ===========  ===========  ===========    ===========     ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                 Fidelity                             American Century                 Dreyfus
                                  -------------------------------------    --------------------------------------    -----------
                                    Equity         Equity        High       Income and                                  Stock
                                    Income         Income       Income        Growth    International    Value          Index
                                   Portfolio     Portfolio B  Portfolio B      Fund         Fund         Fund           Fund
                                  -----------    -----------  -----------  -----------  ------------- -----------    -----------
Unit Balance at December 31, 2005         582         30,136            -                                                      -
                                  ===========    ===========  ===========                                            ===========
   Units Issued                             -          5,647           11                                                      -
   Units Redeemed                        (269)        (6,705)      (7,646)                                                (8,251)
                                  -----------    -----------  -----------                                            -----------
Unit Balance at December 31, 2004         851         31,194        7,635            -             -            -          8,251
                                  ===========    ===========  ===========  ===========   ===========  ===========    ===========
   Units Issued                           307         11,838        3,982       31,396            14          352              -
   Units Redeemed                        (120)          (959)      (1,664)    (807,175)      (15,018)    (130,193)        (3,029)
                                  -----------    -----------  -----------  -----------   -----------  -----------    -----------
Unit Balance at January 1, 2004           664         20,315        5,317      775,779        15,004      129,841         11,280
                                  ===========    ===========  ===========  ===========   ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                              Dreyfus                                           INVESCO
                                  ---------------------------------------------------------------      ------------------------
                                     Stock     Disciplined  Disciplined      Capital      Capital                      High
                                     Index        Stock        Stock       Appreciation Appreciation     Dynamics      Yield
                                     Fund B     Portfolio   Portfolio B     Portfolio   Portfolio B        Fund        Fund
                                  -----------  -----------  -----------    ------------ ------------   -----------  -----------
Unit Balance at December 31, 2005           -
                                  ===========
   Units Issued                            67
   Units Redeemed                     (47,268)
                                  -----------
Unit Balance at December 31, 2004      47,201            -            -              -            -              -            -
                                  ===========  ===========  ===========    ===========  ===========    ===========  ===========
   Units Issued                           500            -            -            341       12,483         15,328           20
   Units Redeemed                     (12,116)      (2,847)      (5,366)       (20,929)    (227,884)      (397,390)     (24,072)
                                  -----------  -----------  -----------    -----------  -----------    -----------  -----------
Unit Balance at January 1, 2004        58,817        2,847        5,366         20,588      215,401        382,062       24,052
                                  ===========  ===========  ===========    ===========  ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                         PIMCO                                   Scudder I
                                  --------------------------------------------------    --------------------------
                                                             StocksPLUS
                                     High          Low         Growth       Total
                                     Yield      Duration     and Income    Return       International  International
                                   Portfolio    Portfolio    Portfolio    Portfolio       Portfolio     Portfolio B
                                  -----------  -----------  -----------  -----------    -------------  -------------
Unit Balance at December 31, 2005      65,343       45,882       24,691      215,346
                                  ===========  ===========  ===========  ===========
   Units Issued                        46,456        2,742          648       14,766
   Units Redeemed                     (36,422)      (3,201)      (3,447)     (37,768)
                                  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      55,309       46,341       27,490      238,348               -              -
                                  ===========  ===========  ===========  ===========     ===========    ===========
   Units Issued                        27,985       26,340        2,971       36,424               8          7,212
   Units Redeemed                     (21,357)     (24,001)        (865)     (37,825)        (15,520)      (152,693)
                                  -----------  -----------  -----------  -----------     -----------    -----------
Unit Balance at January 1, 2004        48,681       44,002       25,384      239,749          15,512        145,481
                                  ===========  ===========  ===========  ===========     ===========    ===========

                                                                    (Concluded)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account Five sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                                    Met Investors
                              -------------------------------------------------------------------------------
                                  Lord Abbett          Lord Abbett         Lord Abbett        Lord Abbett
                                  Growth and           Growth and             Bond               Bond
                                    Income               Income             Debenture          Debenture
                                   Portfolio           Portfolio B          Portfolio         Portfolio B
                              -------------------- -------------------- ------------------ ------------------
December 31, 2005
  Units                                  1,231,925            1,046,799            463,506          1,364,065
  Unit Fair Value, Lowest to
   Highest/1/                     $53.80 to $46.18     $52.55 to $47.57   $12.90 to $16.74   $18.12 to $16.76
  Net Assets (In Thousands)                $58,784              $51,086             $7,961            $23,433
  Investment Income Ratio to
   Net Assets/2/                             1.03%                0.84%              4.06%              4.51%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.80%       0.75% to 2.35%     0.85% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                       2.80% to 1.83%       2.62% to 1.00%     0.95% to 0.00%   0.74% to (0.86%)
December 31, 2004
  Units                                  1,477,917            1,077,514            571,358          1,336,262
  Unit Fair Value, Lowest to
   Highest/1/                     $45.35 to $52.34     $51.21 to $47.10   $12.78 to $16.74   $17.98 to $16.91
  Net Assets (In Thousands)                $69,072              $51,454             $9,797            $22,863
  Investment Income Ratio to
   Net Assets/2/                             0.48%                0.36%              3.02%              3.05%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.80%       0.75% to 2.35%     0.85% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                     11.97% to 10.90%     11.26% to 10.02%     7.51% to 6.49%     7.00% to 5.65%
December 31, 2003
  Units                                  1,473,075              924,447            722,054          1,264,841
  Unit Fair Value, Lowest to
   Highest/1/                     $12.36 to $43.37     $43.71 to $42.81   $11.88 to $16.21   $16.34 to $16.00
  Net Assets (In Thousands)                $61,997              $39,697            $11,588            $20,280
  Investment Income Ratio to
   Net Assets/2/                             0.97%                0.78%              1.71%              2.55%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 2.35%     0.85% to 1.40%     0.85% to 2.35%
  Total Return, Lowest to
   Highest/4/                     29.95% to 29.24%     29.63% to 23.90%   18.51% to 17.86%    18.15% to 8.88%
December 31, 2002
  Units                                  1,206,060              450,427            747,689            430,647
  Unit Fair Value, Lowest to
   Highest/1/                      $9.51 to $33.56     $33.02 to $33.72   $10.03 to $13.76   $13.54 to $13.83
  Net Assets (In Thousands)                $39,226              $15,041            $10,183             $5,894
  Investment Income Ratio to
   Net Assets/2/                             0.87%                1.54%              9.14%              5.78%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 2.25%     0.85% to 1.40%     0.85% to 2.25%
  Total Return, Lowest to
   Highest/4/                 (19.09%) to (18.64%) (19.94%) to (18.81%) (1.77%) to (1.23%) (2.79%) to (1.42%)
December 31, 2001
  Units                                  1,349,730              101,107            881,521             74,477
  Unit Fair Value, Lowest to
   Highest/1/                     $11.69 to $41.48     $41.18 to $41.54   $10.15 to $14.00   $13.91 to $14.03
  Net Assets (In Thousands)                $54,575               $4,186            $12,249             $1,042
  Investment Income Ratio to
   Net Assets/2/                             0.91%                0.21%              8.08%              2.03%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 2.25%     0.85% to 1.40%     0.85% to 2.25%
  Total Return, Lowest to
   Highest/4/                   (7.04%) to (6.52%)   (8.09%) to (6.79%)     2.34% to 2.90%     1.17% to 2.61%

                              ------------------------------------------
                                  Lord Abbett          Lord Abbett
                                    Growth               Growth
                                  Opportunity          Opportunity
                                   Portfolio           Portfolio B
                              -------------------- --------------------
December 31, 2005
  Units                                    150,720              278,359
  Unit Fair Value, Lowest to
   Highest/1/                     $10.45 to $10.19      $10.38 to $9.82
  Net Assets (In Thousands)                 $1,536               $2,831
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                       3.83% to 3.26%       3.80% to 2.62%
December 31, 2004
  Units                                    175,877              229,513
  Unit Fair Value, Lowest to
   Highest/1/                      $10.07 to $9.87      $10.00 to $9.57
  Net Assets (In Thousands)                 $1,737               $2,255
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                     11.80% to 11.19%     11.52% to 10.67%
December 31, 2003
  Units                                    194,968              210,859
  Unit Fair Value, Lowest to
   Highest/1/                       $9.01 to $8.87       $8.93 to $8.70
  Net Assets (In Thousands)                 $1,731               $1,861
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     35.28% to 34.54%     34.56% to 33.29%
December 31, 2002
  Units                                     14,456              115,356
  Unit Fair Value, Lowest to
   Highest/1/                       $6.60 to $6.66       $6.53 to $6.63
  Net Assets (In Thousands)                    $96                 $760
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (25.30%) to (24.89%) (25.76%) to (25.05%)
December 31, 2001
  Units                                     11,830               34,744
  Unit Fair Value, Lowest to
   Highest/1/                       $8.83 to $8.86       $8.79 to $8.85
  Net Assets (In Thousands)                   $104                 $307
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                   (8.40%) to (8.07%)       4.99% to 5.78%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          Met Investors
                                      -------------------------------------------------------------------------------
                                          Lord Abbett          Lord Abbett        Lord Abbett        Lord Abbett
                                            Mid-Cap              Mid-Cap           America's         Developing
                                             Value                Value              Value             Growth
                                           Portfolio           Portfolio B        Portfolio B         Portfolio
                                      -------------------- -------------------- ---------------- --------------------
December 31, 2005
  Units                                            276,077              706,363          433,986
  Unit Fair Value, Lowest to
   Highest/1/                             $24.99 to $24.65     $26.45 to $24.02 $14.52 to $14.08
  Net Assets (In Thousands)                         $7,027              $17,930           $6,253
  Investment Income Ratio to Net
   Assets/2/                                         0.55%                0.49%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%       0.75% to 1.90%   0.75% to 1.90%
  Total Return, Lowest to Highest/4/        7.36% to 6.35%       7.24% to 6.02%   3.17% to 2.00%

December 31, 2004
  Units                                            312,762              573,559          217,354
  Unit Fair Value, Lowest to
   Highest/1/                             $23.28 to $23.17     $24.66 to $22.66 $14.07 to $13.81
  Net Assets (In Thousands)                         $7,458              $13,631           $3,041
  Investment Income Ratio to Net
   Assets/2/                                         0.54%                0.46%            3.63%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%       0.75% to 1.90%   0.75% to 1.90%
  Total Return, Lowest to Highest/4/      23.77% to 22.59%     17.01% to 16.12% 13.50% to 15.51%

December 31, 2003
  Units                                            264,080              414,631           44,618
  Unit Fair Value, Lowest to
   Highest/1/                             $18.81 to $19.45     $19.60 to $19.11 $12.04 to $11.96
  Net Assets (In Thousands)                         $5,128               $8,021             $536
  Investment Income Ratio to Net
   Assets/2/                                         0.69%                0.74%            4.98%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.40%       0.85% to 1.80%   0.85% to 1.80%
  Total Return, Lowest to Highest/4/      25.09% to 24.41%     24.81% to 23.63% 20.37% to 19.61%

December 31, 2002
  Units                                            280,337              249,099                               176,243
  Unit Fair Value, Lowest to
   Highest/1/                             $15.03 to $15.63     $15.46 to $15.71                        $4.97 to $7.44
  Net Assets (In Thousands)                         $4,375               $3,882                                $1,298
  Investment Income Ratio to Net
   Assets/2/                                         0.48%                0.68%                                 0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.40%       0.85% to 1.80%                        0.85% to 1.40%
  Total Return, Lowest to Highest/4/  (10.57%) to (10.08%) (11.20%) to (10.35%)                  (29.98%) to (29.59%)

December 31, 2001
  Units                                            241,389               71,645                               218,271
  Unit Fair Value, Lowest to
   Highest/1/                             $16.72 to $17.48     $17.41 to $17.52                       $7.05 to $10.63
  Net Assets (In Thousands)                         $4,212               $1,251                                $2,309
  Investment Income Ratio to Net
   Assets/2/                                         0.48%                0.11%                                 0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.40%       0.85% to 1.80%                        0.85% to 1.40%
  Total Return, Lowest to Highest/4/        6.58% to 7.17%       5.98% to 6.99%                    (8.14%) to (7.63%)

                                      --------------------------------------
                                          Lord Abbett         JP Morgan
                                          Developing           Quality
                                            Growth              Bond
                                          Portfolio B         Portfolio
                                      -------------------- ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                             455,059
  Unit Fair Value, Lowest to
   Highest/1/                                              $13.01 to $14.78
  Net Assets (In Thousands)                                          $6,710
  Investment Income Ratio to Net
   Assets/2/                                                          3.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/                          0.85% to 1.40%
  Total Return, Lowest to Highest/4/                         3.11% to 2.55%

December 31, 2002
  Units                                             43,484          564,014
  Unit Fair Value, Lowest to
   Highest/1/                               $7.36 to $7.48 $12.62 to $14.41
  Net Assets (In Thousands)                           $323           $8,115
  Investment Income Ratio to Net
   Assets/2/                                         0.00%            4.72%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/  (30.40%) to (29.74%)   7.44% to 8.03%

December 31, 2001
  Units                                             11,841          606,269
  Unit Fair Value, Lowest to
   Highest/1/                             $10.58 to $10.64 $11.68 to $13.41
  Net Assets (In Thousands)                           $126           $8,129
  Investment Income Ratio to Net
   Assets/2/                                         0.00%            4.73%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/    (8.74%) to (7.87%)   5.56% to 6.17%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                    Met Investors
                              -------------------------------------------------------------------------------

                                 JP Morgan          JP Morgan            JP Morgan            JP Morgan
                                  Quality             Select               Select             Enhanced
                              Bond Portfolio B   Equity Portfolio    Equity Portfolio B    Index Portfolio
                              ---------------- -------------------- -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                330,145              728,149               40,804
  Unit Fair Value, Lowest to
   Highest/1/                 $14.90 to $14.52      $9.03 to $15.21     $15.32 to $14.94
  Net Assets (In Thousands)             $4,846              $11,032                 $618
  Investment Income Ratio to
   Net Assets/2/                         4.93%                0.60%                0.43%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/         0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                   2.88% to 1.91%     32.37% to 31.64%     32.07% to 30.83%

December 31, 2002
  Units                                196,386              838,784               43,054            1,124,941
  Unit Fair Value, Lowest to
   Highest/1/                 $14.25 to $14.48      $6.82 to $11.55     $11.42 to $11.60      $6.15 to $12.71
  Net Assets (In Thousands)             $2,818               $9,658                 $496              $14,199
  Investment Income Ratio to
   Net Assets/2/                         7.86%                0.57%                0.70%                0.84%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/         0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                   6.66% to 7.67% (26.68%) to (26.28%) (27.15%) to (26.46%) (26.00%) to (25.59%)

December 31, 2001
  Units                                 41,011            1,080,409               30,247            1,484,963
  Unit Fair Value, Lowest to
   Highest/1/                 $13.36 to $13.45      $9.25 to $15.75     $15.67 to $15.77      $8.27 to $17.18
  Net Assets (In Thousands)               $550              $16,948                 $476              $25,355
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of               0.99%                0.48%                0.17%                0.82%
  Average Net Assets, Lowest
   to Highest/3/                0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                   4.92% to 5.93%   (7.33%) to (6.82%)   (8.01%) to (7.13%) (12.65%) to (12.16%)

                              ------------------------------------------

                                   JP Morgan            JP Morgan
                                   Enhanced           International
                               Index Portfolio B     Equity Portfolio
                              -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2002
  Units                                     28,934              546,459
  Unit Fair Value, Lowest to
   Highest/1/                     $12.57 to $12.77       $5.30 to $8.69
  Net Assets (In Thousands)                   $367               $4,720
  Investment Income Ratio to
   Net Assets/2/                             1.27%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                 (26.46%) to (25.75%) (17.52%) to (17.07%)

December 31, 2001
  Units                                     13,343              764,580
  Unit Fair Value, Lowest to
   Highest/1/                     $17.09 to $17.20      $6.39 to $10.54
  Net Assets (In Thousands)                   $229               $8,016
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of                   0.29%                1.30%
  Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                 (13.23%) to (12.40%) (21.44%) to (21.01%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                      Met Investors
                                  -----------------------------------------------------------------------------------
                                       JP Morgan                                Met/Putnam           Met/Putnam
                                     International         Met/Putnam             Capital              Capital
                                        Equity              Research           Opportunities        Opportunities
                                      Portfolio B          Portfolio B           Portfolio           Portfolio B
                                  -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units                                                                                  255,463               30,510
  Unit Fair Value, Lowest to
   Highest/1/                                                                    $8.42 to $17.91     $16.94 to $15.16
  Net Assets (In Thousands)                                                               $4,523                 $543
  Investment Income Ratio to Net
   Assets/2/                                                                               0.27%                0.16%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                                                  0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                     9.15% to 8.56%       8.97% to 7.73%

December 31, 2004
  Units                                                                                  328,339               28,309
  Unit Fair Value, Lowest to
   Highest/1/                                                                    $7.71 to $16.50     $14.07 to $15.54
  Net Assets (In Thousands)                                                               $5,369                 $465
  Investment Income Ratio to Net
   Assets/2/                                                                               0.00%                0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                                                  0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                   17.53% to 16.89%      28.28% to 6.29%

December 31, 2003
  Units                                                             313,112              410,336               28,266
  Unit Fair Value, Lowest to
   Highest/1/                                                $7.73 to $7.67      $6.56 to $14.12     $14.22 to $13.87
  Net Assets (In Thousands)                                          $2,398               $5,750                 $397
  Investment Income Ratio to Net
   Assets/2/                                                          0.00%                0.00%                0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                             1.30% to 2.35%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                                              20.26% to 19.42%     27.64% to 26.94%     27.19% to 25.99%

December 31, 2002
  Units                                          6,305              104,003              471,470               27,938
  Unit Fair Value, Lowest to
   Highest/1/                           $8.59 to $8.73       $6.22 to $6.30      $5.14 to $11.12     $11.01 to $11.18
  Net Assets (In Thousands)                        $55                 $651               $5,210                 $310
  Investment Income Ratio to Net
   Assets/2/                                     0.00%                0.70%                0.08%                0.09%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%       1.40% to 2.25%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     (18.00%) to (17.22%) (22.58%) to (21.91%) (22.15%) to (21.72%) (22.60%) to (21.86%)

December 31, 2001
  Units                                          2,001               17,867              585,745                6,700
  Unit Fair Value, Lowest to
   Highest/1/                         $10.48 to $10.55       $8.03 to $8.07      $6.57 to $14.28     $14.22 to $14.31
  Net Assets (In Thousands)                        $21                 $142               $8,324                  $96
  Investment Income Ratio to Net
   Assets/2/                                     0.41%                0.72%                0.17%                0.03%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%       1.40% to 2.25%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     (22.00%) to (21.25%)   (3.99%) to (3.35%)   (9.73%) to (9.23%)  (10.27%) to (9.41%)

                                  ----------------------------------
                                  Oppenheimer      Oppenheimer
                                    Capital          Capital
                                  Appreciation     Appreciation
                                   Portfolio       Portfolio B
                                  ------------ --------------------
December 31, 2005
  Units                             190,414               1,662,013
  Unit Fair Value, Lowest to
   Highest/1/                        $10.60          $8.91 to $8.41
  Net Assets (In Thousands)          $2,018                 $14,175
  Investment Income Ratio to Net
   Assets/2/                          0.08%                   0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                      1.40%          0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                         3.54%          3.93% to 2.29%

December 31, 2004
  Units                              89,775               2,151,767
  Unit Fair Value, Lowest to
   Highest/1/                        $10.24          $8.37 to $8.22
  Net Assets (In Thousands)            $919                 $17,810
  Investment Income Ratio to Net
   Assets/2/                          4.93%                   3.40%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                      1.40%          1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                         5.21%          6.26% to 3.93%

December 31, 2003
  Units                                                   1,646,831
  Unit Fair Value, Lowest to
   Highest/1/                                        $7.97 to $7.91
  Net Assets (In Thousands)                                 $13,019
  Investment Income Ratio to Net
   Assets/2/                                                  0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                                      21.75% to 20.90%

December 31, 2002
  Units                                                     422,075
  Unit Fair Value, Lowest to
   Highest/1/                                        $6.21 to $6.28
  Net Assets (In Thousands)                                  $2,639
  Investment Income Ratio to Net
   Assets/2/                                                  0.01%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                                  (26.41%) to (25.78%)

December 31, 2001
  Units                                                      20,951
  Unit Fair Value, Lowest to
   Highest/1/                                        $8.42 to $8.47
  Net Assets (In Thousands)                                    $177
  Investment Income Ratio to Net
   Assets/2/                                                  0.08%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                                    (3.49%) to (2.85%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                     Met Investors
                                         ------------------------------------------------------------------------------------
                                                                 PIMCO         Janus           Janus              PIMCO
                                               Money           Inflation     Aggressive     Aggressive            Total
                                              Market           Protected       Growth         Growth              Return
                                            Portfolio B     Bond Portfolio B Portfolio      Portfolio B       Bond Portfolio
                                         ------------------ ---------------- ---------- -------------------- ----------------
December 31, 2005
  Units                                                            1,139,393  167,265              1,546,320          377,259
  Unit Fair Value, Lowest to Highest/1/                     $11.25 to $10.93   $11.10         $8.06 to $7.84 $12.68 to $12.34
  Net Assets (In Thousands)                                          $12,668   $1,857                $12,324           $4,656
  Investment Income Ratio to Net
   Assets/2/                                                           0.00%    0.00%                  0.00%            0.05%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                               1.30% to 2.35%    1.40%         1.30% to 2.35%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/                        0.08% to (0.96%)   12.27%       12.11% to 10.95%   1.60% to 1.04%

December 31, 2004
  Units                                             945,457        1,298,329  207,451              1,926,130          433,047
  Unit Fair Value, Lowest to Highest/1/     $10.20 to $9.79 $11.24 to $11.04    $9.89         $7.19 to $7.06 $12.48 to $12.21
  Net Assets (In Thousands)                          $9,317          $14,486   $2,052                $13,736           $5,291
  Investment Income Ratio to Net
   Assets/2/                                          0.66%            5.15%    0.00%                  0.00%            1.08%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.75% to 2.35%   1.30% to 2.35%    1.40%         1.30% to 2.35%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/       0.02% to (1.70%)   7.60% to 6.47%    7.30%         8.75% to 5.92%   4.36% to 3.78%

December 31, 2003
  Units                                             994,912          987,643                         813,652
  Unit Fair Value, Lowest to Highest/1/     $10.17 to $9.96 $10.44 to $10.37                  $6.72 to $6.67
  Net Assets (In Thousands)                          $9,901          $10,285                          $5,421
  Investment Income Ratio to Net
   Assets/2/                                          0.39%            0.77%                           0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.85% to 2.35%   1.30% to 2.35%                  1.30% to 2.35%
  Total Return, Lowest to Highest/4/     (0.42%) to (1.33%)   4.43% to 3.70%                22.00% to 21.15%

December 31, 2002
  Units                                             598,780                                          174,539
  Unit Fair Value, Lowest to Highest/1/    $10.00 to $10.21                                   $5.14 to $5.20
  Net Assets (In Thousands)                          $6,031                                             $903
  Investment Income Ratio to Net
   Assets/2/                                          0.87%                                            0.01%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.85% to 2.25%                                   1.40% to 2.25%
  Total Return, Lowest to Highest/4/       (1.15%) to 0.24%                             (29.44%) to (28.84%)

December 31, 2001
  Units                                             111,815                                            5,742
  Unit Fair Value, Lowest to Highest/1/    $10.10 to $10.19                                   $7.27 to $7.31
  Net Assets (In Thousands)                          $1,132                                              $42
  Investment Income Ratio to Net
   Assets/2/                                          0.67%                                            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.85% to 2.25%                                   1.40% to 2.25%
  Total Return, Lowest to Highest/4/         0.67% to 1.66%                              (10.51%) to (9.91%)

                                         -----------------
                                              PIMCO
                                              Total
                                              Return
                                         Bond Portfolio B
                                         ----------------
December 31, 2005
  Units                                         2,614,749
  Unit Fair Value, Lowest to Highest/1/  $12.59 to $11.89
  Net Assets (In Thousands)                       $31,651
  Investment Income Ratio to Net
   Assets/2/                                        0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%
  Total Return, Lowest to Highest/4/     1.49% to (0.12%)

December 31, 2004
  Units                                         2,693,428
  Unit Fair Value, Lowest to Highest/1/  $12.40 to $11.90
  Net Assets (In Thousands)                       $32,347
  Investment Income Ratio to Net
   Assets/2/                                        6.91%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%
  Total Return, Lowest to Highest/4/       4.10% to 2.54%

December 31, 2003
  Units                                         1,932,340
  Unit Fair Value, Lowest to Highest/1/  $11.69 to $11.61
  Net Assets (In Thousands)                       $22,410
  Investment Income Ratio to Net
   Assets/2/                                        1.64%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.30% to 2.35%
  Total Return, Lowest to Highest/4/     0.64% to (0.06%)

December 31, 2002
  Units                                           619,041
  Unit Fair Value, Lowest to Highest/1/  $11.22 to $11.36
  Net Assets (In Thousands)                        $6,997
  Investment Income Ratio to Net
   Assets/2/                                        0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.40% to 2.25%
  Total Return, Lowest to Highest/4/       6.86% to 7.77%

December 31, 2001
  Units                                             7,235
  Unit Fair Value, Lowest to Highest/1/  $10.48 to $10.54
  Net Assets (In Thousands)                           $76
  Investment Income Ratio to Net
   Assets/2/                                        1.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.40% to 2.25%
  Total Return, Lowest to Highest/4/       3.18% to 3.87%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                   Met Investors
                               ------------------------------------------------------------------------------------------------
                                       RCM              T. Rowe            T. Rowe              MFS                MFS
                                     Global              Price              Price            Research           Research
                                   Technology           Mid-Cap            Mid-Cap         International      International
                                   Portfolio B      Growth Portfolio  Growth Portfolio B     Portfolio         Portfolio B
                               -------------------- ---------------- -------------------- ---------------- --------------------
December 31, 2005
  Units                                     219,715          270,568            1,537,676          338,829            1,266,878
  Unit Fair Value, Lowest to
   Highest/1/                        $4.76 to $4.63   $8.15 to $7.99       $8.30 to $7.84 $18.32 to $12.72     $13.26 to $12.53
  Net Assets (In Thousands)                  $1,031           $2,190              $12,242           $6,083              $16,162
  Investment Income Ratio to
   Net Assets/2/                              0.00%            0.00%                0.00%            0.56%                0.40%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%   1.40% to 1.80%       0.75% to 2.35%   0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                        9.59% to 8.44% 13.28% to 12.83%     13.77% to 11.97% 15.78% to 14.69%     15.55% to 13.73%

December 31, 2004
  Units                                     327,752          328,760            1,539,977          351,741            1,059,008
  Unit Fair Value, Lowest to
   Highest/1/                        $4.35 to $4.27   $7.19 to $7.08       $7.22 to $7.00 $15.82 to $11.09     $11.48 to $11.01
  Net Assets (In Thousands)                  $1,409           $2,353              $10,866           $5,482              $11,761
  Investment Income Ratio to
   Net Assets/2/                              0.08%            0.00%                0.00%            0.22%                0.27%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%   1.40% to 1.80%       0.85% to 2.35%   0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                    (5.55%) to (6.54%) 16.51% to 16.04%     16.82% to 15.08% 18.71% to 17.58%     15.31% to 16.78%

December 31, 2003
  Units                                     207,465                -            1,363,312          368,393              461,284
  Unit Fair Value, Lowest to
   Highest/1/                        $4.60 to $4.57         $- to $-       $6.18 to $6.09 $13.33 to $13.28       $9.58 to $9.43
  Net Assets (In Thousands)                    $947               $-               $8,294           $4,892               $4,345
  Investment Income Ratio to
   Net Assets/2/                              0.00%            0.00%                0.00%            0.80%                0.90%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%   0.00% to 0.00%       0.85% to 2.35%   0.85% to 1.40%       0.85% to 2.35%
  Total Return, Lowest to
   Highest/4/                      39.26% to 38.29%   0.00% to 0.00%     35.48% to 27.90% 33.30% to 32.80%     30.93% to 28.59%

December 31, 2002
  Units                                      86,859                               274,466                               193,659
  Unit Fair Value, Lowest to
   Highest/1/                        $2.92 to $2.96                        $4.49 to $4.56                        $7.20 to $7.32
  Net Assets (In Thousands)                    $256                                $1,240                                $1,404
  Investment Income Ratio to
   Net Assets/2/                              0.00%                                 0.00%                                 0.26%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%                        0.85% to 2.25%                        1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                  (51.83%) to (51.42%)                  (45.29%) to (44.51%)                  (13.77%) to (12.55%)

December 31, 2001
  Units                                      14,393                                 7,936                                11,316
  Unit Fair Value, Lowest to
   Highest/1/                        $6.06 to $6.09                        $8.19 to $8.24                        $8.34 to $8.38
  Net Assets (In Thousands)                     $87                                   $65                                   $95
  Investment Income Ratio to
   Net Assets/2/                              0.00%                                 0.00%                                 0.22%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%                        1.40% to 2.25%                        1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                  (17.00%) to (16.44%)                    (1.66%) to (1.00%)                    (6.32%) to (5.69%)

                               ---------------------
                                       AIM
                                    Small-Cap
                                     Growth
                                   Portfolio B
                               --------------------
December 31, 2005
  Units                                     789,854
  Unit Fair Value, Lowest to
   Highest/1/                      $13.04 to $12.68
  Net Assets (In Thousands)                 $10,183
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                        6.87% to 5.76%

December 31, 2004
  Units                                     571,265
  Unit Fair Value, Lowest to
   Highest/1/                      $12.20 to $11.99
  Net Assets (In Thousands)                  $6,898
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                        5.05% to 3.95%

December 31, 2003
  Units                                     486,382
  Unit Fair Value, Lowest to
   Highest/1/                      $11.61 to $11.53
  Net Assets (In Thousands)                  $5,609
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                      33.33% to 32.40%

December 31, 2002
  Units                                     163,481
  Unit Fair Value, Lowest to
   Highest/1/                        $8.38 to $8.47
  Net Assets (In Thousands)                  $1,380
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                  (29.12%) to (28.51%)

December 31, 2001
  Units                                       4,324
  Unit Fair Value, Lowest to
   Highest/1/                      $11.83 to $11.85
  Net Assets (In Thousands)                     $51
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                      18.30% to 18.52%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                        Met Investors
                                            --------------------------------------------------------------------
                                                                       Harris          Met/AIM       Third
                                                  Lazard               Oakmark        Small-Cap     Avenue
                                                  Mid-Cap           International      Growth      Small-Cap
                                                Portfolio B          Portfolio B      Portfolio Value Portfolio
                                            -------------------- -------------------- --------- ----------------
December 31, 2005
  Units                                                  252,387              694,932  40,203             24,670
  Unit Fair Value, Lowest to Highest/1/         $14.50 to $14.10     $15.78 to $15.34   $7.46   $16.49 to $16.13
  Net Assets (In Thousands)                               $3,607              $10,792    $300               $445
  Investment Income Ratio to Net Assets/2/                 0.06%                0.00%   0.00%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%       1.30% to 2.35%   1.40%     1.30% to 1.90%
  Total Return, Lowest to Highest/4/              6.67% to 5.56%     12.77% to 11.59%  14.07%   18.70% to 18.23%

December 31, 2004
  Units                                                  311,710              750,426
  Unit Fair Value, Lowest to Highest/1/         $13.59 to $13.35     $13.99 to $13.75
  Net Assets (In Thousands)                               $4,192              $10,393
  Investment Income Ratio to Net Assets/2/                 0.00%                0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%       1.30% to 2.35%
  Total Return, Lowest to Highest/4/            12.92% to 11.74%     18.96% to 17.72%

December 31, 2003
  Units                                                  361,906              556,151
  Unit Fair Value, Lowest to Highest/1/         $12.03 to $11.95     $11.76 to $11.68
  Net Assets (In Thousands)                               $4,326               $6,500
  Investment Income Ratio to Net Assets/2/                 1.45%                1.67%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%       1.30% to 2.35%
  Total Return, Lowest to Highest/4/            23.70% to 22.83%     34.41% to 33.47%

December 31, 2002
  Units                                                   82,588               67,294
  Unit Fair Value, Lowest to Highest/1/           $9.57 to $9.67       $8.74 to $8.83
  Net Assets (In Thousands)                                 $796                 $592
  Investment Income Ratio to Net Assets/2/                 0.02%                0.25%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 2.25%       1.40% to 2.25%
  Total Return, Lowest to Highest/4/        (12.80%) to (12.06%) (19.92%) to (19.23%)

December 31, 2001
  Units                                                    3,175                1,652
  Unit Fair Value, Lowest to Highest/1/         $10.97 to $10.99     $10.91 to $10.94
  Net Assets (In Thousands)                                  $35                  $18
  Investment Income Ratio to Net Assets/2/                 0.00%                0.08%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 2.25%       1.40% to 2.25%
  Total Return, Lowest to Highest/4/              9.70% to 9.91%       9.15% to 9.36%

                                            ---------------------------------
                                                   Third          Neuberger
                                                  Avenue           Berman
                                                 Small-Cap       Real Estate
                                             Value Portfolio B    Portfolio
                                            -------------------- -----------
December 31, 2005
  Units                                                  571,711   39,242
  Unit Fair Value, Lowest to Highest/1/         $16.35 to $15.90   $20.93
  Net Assets (In Thousands)                               $9,232     $821
  Investment Income Ratio to Net Assets/2/                 0.00%    0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%    1.40%
  Total Return, Lowest to Highest/4/            13.99% to 12.80%   15.05%

December 31, 2004
  Units                                                  647,400
  Unit Fair Value, Lowest to Highest/1/         $14.35 to $14.10
  Net Assets (In Thousands)                               $9,209
  Investment Income Ratio to Net Assets/2/                 1.29%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%
  Total Return, Lowest to Highest/4/            24.87% to 23.56%

December 31, 2003
  Units                                                  653,846
  Unit Fair Value, Lowest to Highest/1/         $11.49 to $11.41
  Net Assets (In Thousands)                               $7,472
  Investment Income Ratio to Net Assets/2/                 0.48%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%
  Total Return, Lowest to Highest/4/            35.61% to 34.67%

December 31, 2002
  Units                                                   82,338
  Unit Fair Value, Lowest to Highest/1/           $8.19 to $8.23
  Net Assets (In Thousands)                                 $676
  Investment Income Ratio to Net Assets/2/                 0.38%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 2.25%
  Total Return, Lowest to Highest/4/        (18.14%) to (17.68%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                     Met Investors
                                         ------------------------------------------------------------------------------------
                                            Neuberger         Turner        Goldman Sachs      Defensive         Moderate
                                             Berman           Mid-Cap          Mid-Cap         Strategy          Strategy
                                           Real Estate        Growth            Value           Fund of          Fund of
                                           Portfolio B      Portfolio B      Portfolio B        Fund B            Fund B
                                         ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                           548,137           86,600          173,267          448,336        2,689,712
  Unit Fair Value, Lowest to Highest/1/  $14.49 to $14.11 $12.34 to $12.01 $13.43 to $13.08 $10.43 to $10.30 $10.69 to $10.56
  Net Assets (In Thousands)                        $7,837           $1,052           $2,291           $4,652          $28,627
  Investment Income Ratio to Net
   Assets/2/                                        0.00%            0.00%            0.67%            0.87%            1.31%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%   0.75% to 2.35%   0.75% to 2.35%   1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest/4/     12.44% to 10.66%  10.53% to 8.78%  11.70% to 9.93%   3.13% to 2.06%   4.45% to 3.36%

December 31, 2004
  Units                                           209,815          134,802          175,141          273,188          764,679
  Unit Fair Value, Lowest to Highest/1/  $12.89 to $12.75 $11.16 to $11.04 $12.02 to $11.90 $10.11 to $10.10 $10.23 to $10.22
  Net Assets (In Thousands)                        $2,687           $1,495           $2,093           $2,761           $7,820
  Investment Income Ratio to Net
   Assets/2/                                        5.95%            0.00%            1.51%            9.60%            7.04%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%   0.75% to 2.35%   0.75% to 2.35%   1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest/4/     28.90% to 27.55% 11.64% to 10.47% 20.24% to 18.98%   1.13% to 1.59%   2.33% to 2.08%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                         -----------------
                                             Balanced
                                             Strategy
                                             Fund of
                                              Fund B
                                         ----------------
December 31, 2005
  Units                                         7,822,973
  Unit Fair Value, Lowest to Highest/1/  $10.99 to $10.86
  Net Assets (In Thousands)                       $85,584
  Investment Income Ratio to Net
   Assets/2/                                        1.36%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.30% to 2.35%
  Total Return, Lowest to Highest/4/       5.74% to 4.64%

December 31, 2004
  Units                                         3,117,330
  Unit Fair Value, Lowest to Highest/1/  $10.40 to $10.38
  Net Assets (In Thousands)                       $32,389
  Investment Income Ratio to Net
   Assets/2/                                        4.94%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.30% to 2.35%
  Total Return, Lowest to Highest/4/       3.97% to 2.97%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                      Met Investors
                                         ------------------------------------------------------------------------------------
                                              Growth         Aggressive          Van           Cyclical         Cyclical
                                             Strategy         Strategy         Kampen           Growth         Growth and
                                             Fund of          Fund of         Comstock            ETF          Income ETF
                                              Fund B           Fund B        Portfolio B      Portfolio B      Portfolio B
                                         ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                         6,681,818          665,696          303,632            3,990            6,658
  Unit Fair Value, Lowest to Highest/1/  $11.43 to $11.29 $11.65 to $11.51 $10.52 to $10.41 $10.17 to $10.16 $10.13 to $10.12
  Net Assets (In Thousands)                       $75,989           $7,713           $3,184              $41              $67
  Investment Income Ratio to Net
   Assets/2/                                        1.19%            0.85%            3.03%            0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/        1.30% to 2.35%   1.30% to 2.35%   0.75% to 2.35%   1.30% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/       7.72% to 6.60%   8.96% to 7.82%   5.22% to 4.11%   1.71% to 1.56%   1.33% to 1.17%

December 31, 2004
  Units                                         3,436,681          442,136
  Unit Fair Value, Lowest to Highest/1/  $10.61 to $10.59 $10.69 to $10.68
  Net Assets (In Thousands)                       $36,432           $4,724
  Investment Income Ratio to Net
   Assets/2/                                        3.23%            1.18%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/        1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest/4/       6.08% to 3.45%   6.93% to 3.67%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                         -------------------
                                            Legg Mason
                                               Value
                                              Equity
                                            Portfolio B
                                         ------------------
December 31, 2005
  Units                                                   -
  Unit Fair Value, Lowest to Highest/1/    $10.63 to $10.61
  Net Assets (In Thousands)                              $-
  Investment Income Ratio to Net
   Assets/2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.30% to 2.35%
  Total Return, Lowest to Highest/4/     (1.34%) to (1.37%)

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                         GACC                                         Russell
                                            ------------------------------- --------------------------------------------
                                                 Money        Multi-Style     Aggressive
                                                 Market         Equity          Equity        Non-U.S.      Core Bond
                                                  Fund           Fund            Fund           Fund          Fund
                                            ---------------- -------------- -------------- -------------- --------------
December 31, 2005
  Units                                                             277,883         43,722        113,408        169,522
  Unit Fair Value, Lowest to Highest/1/                              $11.88         $13.40         $14.29         $13.96
  Net Assets (In Thousands)                                          $3,300           $586         $1,620         $2,367
  Investment Income Ratio to Net Assets/2/                            1.09%          0.16%          1.60%          3.49%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                       1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/                                  5.78%          4.89%         12.11%          0.60%

December 31, 2004
  Units                                                             337,256         64,676        145,232        199,538
  Unit Fair Value, Lowest to Highest/1/                              $11.23         $12.78         $12.74         $13.88
  Net Assets (In Thousands)                                          $3,786           $826         $1,851         $2,769
  Investment Income Ratio to Net Assets/2/                            0.76%          0.16%          1.80%          3.45%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                       1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/                                  8.28%         13.13%         16.65%          3.21%

December 31, 2003
  Units                                                             404,799         83,897        192,864        268,670
  Unit Fair Value, Lowest to Highest/1/                              $10.37         $11.29         $10.92         $13.45
  Net Assets (In Thousands)                                          $4,185           $945         $2,100         $3,598
  Investment Income Ratio to Net Assets/2/                            0.74%          0.10%          2.68%          3.57%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                              1.40% to 1.40% 1.40% to 1.40% 1.40% to 1.40% 1.40% to 1.40%
  Total Return, Lowest to Highest/4/                                 27.07%         43.58%         36.86%          4.68%

December 31, 2002
  Units                                              270,289        425,735         91,516        206,107        278,477
  Unit Fair Value, Lowest to Highest/1/     $10.93 to $12.44          $8.16          $7.87          $7.98         $12.85
  Net Assets (In Thousands)                           $3,339         $3,468           $719         $1,642         $3,568
  Investment Income Ratio to Net Assets/2/             2.92%          0.60%          0.00%          1.51%          2.92%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.85% to 1.40%          1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/          0.23% to 0.78%       (24.26%)       (20.18%)       (16.33%)          7.33%

December 31, 2001
  Units                                              312,440        449,009         97,584        221,826        315,747
  Unit Fair Value, Lowest to Highest/1/     $10.85 to $12.41         $10.77          $9.86          $9.54         $11.97
  Net Assets (In Thousands)                           $3,878         $4,829           $960         $2,112         $3,770
  Investment Income Ratio to Net Assets/2/             0.00%          0.46%          0.11%          0.63%          5.96%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.85% to 1.40%          1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/          2.59% to 3.20%       (15.41%)        (3.73%)       (23.12%)          5.91%

                                            ---------------
                                             Real Estate
                                             Securities
                                                Fund
                                            --------------
December 31, 2005
  Units                                             13,869
  Unit Fair Value, Lowest to Highest/1/             $25.72
  Net Assets (In Thousands)                           $357
  Investment Income Ratio to Net Assets/2/           2.01%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                11.39%

December 31, 2004
  Units                                             18,880
  Unit Fair Value, Lowest to Highest/1/             $23.09
  Net Assets (In Thousands)                           $436
  Investment Income Ratio to Net Assets/2/           2.60%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                33.01%

December 31, 2003
  Units                                             23,129
  Unit Fair Value, Lowest to Highest/1/             $17.36
  Net Assets (In Thousands)                           $399
  Investment Income Ratio to Net Assets/2/           5.18%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/             1.40% to 1.40%
  Total Return, Lowest to Highest/4/                35.30%

December 31, 2002
  Units                                             25,541
  Unit Fair Value, Lowest to Highest/1/             $12.83
  Net Assets (In Thousands)                           $327
  Investment Income Ratio to Net Assets/2/           5.11%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                 2.36%

December 31, 2001
  Units                                             29,148
  Unit Fair Value, Lowest to Highest/1/             $12.54
  Net Assets (In Thousands)                           $364
  Investment Income Ratio to Net Assets/2/           5.17%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                 6.33%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          AIM
                             -----------------------------------------------------------------------------------
                                   Capital              Capital           International        International
                                 Appreciation         Appreciation           Growth               Growth
                                     Fund                Fund B               Fund                Fund B
                             -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units                                   202,445                8,314               24,660               59,995
  Unit Fair Value, Lowest
   to Highest/1/                  $6.54 to $11.80     $22.78 to $21.11      $9.19 to $14.11     $21.15 to $19.61
  Net Assets (In Thousands)                $2,248                 $106                 $343               $1,004
  Investment Income Ratio
   to Net Assets/2/                         0.06%                0.00%                0.64%                1.02%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.30% to 1.90%       0.85% to 1.80%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                      7.92% to 6.90%       7.18% to 6.54%     16.93% to 15.83%     16.19% to 15.49%

December 31, 2004
  Units                                   235,067               10,413               28,358                8,038
  Unit Fair Value, Lowest
   to Highest/1/                  $6.06 to $11.03     $21.25 to $19.81      $7.86 to $12.18     $18.21 to $16.98
  Net Assets (In Thousands)                $2,456                 $116                 $340                  $98
  Investment Income Ratio
   to Net Assets/2/                         0.00%                0.00%                0.57%                0.59%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.30% to 1.90%       0.85% to 1.80%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                      5.72% to 4.72%       4.96% to 4.33%     22.95% to 21.79%     18.13% to 17.66%

December 31, 2003
  Units                                   263,868               10,879               41,405                5,482
  Unit Fair Value, Lowest
   to Highest/1/                  $5.74 to $10.54     $10.61 to $10.50      $6.39 to $10.00      $10.06 to $9.95
  Net Assets (In Thousands)                $2,638                 $115                 $409                  $55
  Investment Income Ratio
   to Net Assets/2/                         0.00%                0.00%                0.51%                0.51%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.40% to 1.80%       0.85% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                    28.42% to 27.21%     27.39% to 26.88%     27.97% to 26.76%     26.81% to 26.31%

December 31, 2002
  Units                                   304,127                2,472               49,469                1,735
  Unit Fair Value, Lowest
   to Highest/1/                   $4.47 to $8.40       $8.27 to $8.33       $5.00 to $8.00       $7.87 to $7.93
  Net Assets (In Thousands)                $2,370                  $21                 $385                  $14
  Investment Income Ratio
   to Net Assets/2/                         0.00%                0.00%                0.49%                0.94%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.40% to 1.80%       0.85% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                (25.71%) to (25.00%) (25.85%) to (25.55%) (17.18%) to (16.39%) (17.43%) to (17.10%)

December 31, 2001
  Units                                   349,426                                    68,447
  Unit Fair Value, Lowest
   to Highest/1/                  $5.96 to $11.21                            $5.98 to $9.58
  Net Assets (In Thousands)                $3,675                                      $628
  Investment Income Ratio
   to Net Assets/2/                         0.00%                                     0.33%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%                            0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                (24.66%) to (23.93%)                      (24.91%) to (24.18%)

                             ------------------------------------------
                                   Premier              Premier
                                   Equity               Equity
                                    Fund                Fund B
                             -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest
   to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio
   to Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units                                     9,470
  Unit Fair Value, Lowest
   to Highest/1/                 $10.75 to $10.59
  Net Assets (In Thousands)                  $101
  Investment Income Ratio
   to Net Assets/2/                         0.03%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                      4.30% to 3.88%

December 31, 2003
  Units                                   397,987               58,086
  Unit Fair Value, Lowest
   to Highest/1/                  $6.17 to $10.20      $6.14 to $10.15
  Net Assets (In Thousands)                $3,869                 $395
  Investment Income Ratio
   to Net Assets/2/                         0.29%                0.28%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                    24.02% to 22.85%     23.77% to 22.60%

December 31, 2002
  Units                                   472,364               30,604
  Unit Fair Value, Lowest
   to Highest/1/                   $4.97 to $8.41       $4.96 to $8.39
  Net Assets (In Thousands)                $3,696                 $171
  Investment Income Ratio
   to Net Assets/2/                         0.30%                0.68%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                (31.51%) to (30.85%) (31.70%) to (31.05%)

December 31, 2001
  Units                                   541,748
  Unit Fair Value, Lowest
   to Highest/1/                  $7.19 to $12.18
  Net Assets (In Thousands)                $6,311
  Investment Income Ratio
   to Net Assets/2/                         0.14%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                (14.12%) to (13.31%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                         Alliance
                                            ------------------------------------------------------------------------------
                                             Premier        Premier         Bernstein     Bernstein         Bernstein
                                             Growth         Growth         Real Estate   Real Estate        Small-Cap
                                            Portfolio     Portfolio B       Portfolio     Portfolio        Portfolio B
                                            --------- -------------------- ----------- ---------------- ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                                      46,180             275,565
  Unit Fair Value, Lowest to Highest/1/                                      $18.99    $20.86 to $20.41
  Net Assets (In Thousands)                                                    $877              $5,199
  Investment Income Ratio to Net Assets/2/                                    2.14%               2.22%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                               1.40%      1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                         33.74%    33.53% to 36.66%

December 31, 2003
  Units                                      218,641               728,968   61,311             241,586             17,193
  Unit Fair Value, Lowest to Highest/1/       $10.68      $10.59 to $10.48   $14.20    $14.10 to $13.95   $14.23 to $14.08
  Net Assets (In Thousands)                   $2,336                $7,696     $871              $3,396               $244
  Investment Income Ratio to Net Assets/2/     0.00%                 0.00%    2.65%               2.38%              0.51%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40%        1.40% to 1.80%    1.40%      1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/          21.95%      21.65% to 21.17%   37.36%    37.09% to 36.55%   38.94% to 38.38%

December 31, 2002
  Units                                      251,537               365,675   74,299             121,702             10,480
  Unit Fair Value, Lowest to Highest/1/        $8.76        $8.65 to $8.71   $10.34    $10.21 to $10.28   $10.18 to $10.24
  Net Assets (In Thousands)                   $2,204                $3,176     $766              $1,248               $107
  Investment Income Ratio to Net Assets/2/     0.00%                 0.00%    2.45%               2.46%              0.14%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40%        1.40% to 1.80%    1.40%      1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (31.61%)  (32.08%) to (31.80%)    1.18%      0.48% to 0.89% (8.04%) to (7.68%)

December 31, 2001
  Units                                      283,937               106,580   81,215              46,011              2,010
  Unit Fair Value, Lowest to Highest/1/       $12.81      $12.73 to $12.77   $10.22    $10.16 to $10.19   $11.07 to $11.10
  Net Assets (In Thousands)                   $3,637                $1,358     $830                $468                $22
  Investment Income Ratio to Net Assets/2/     0.00%                 0.00%    3.21%               0.33%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40%        1.40% to 1.80%    1.40%      1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (18.37%)  (18.88%) to (18.56%)    9.25%    12.37% to 12.68%   10.66% to 10.96%

                                            ---------------------
                                                 Bernstein
                                                   Value
                                                Portfolio B
                                            --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    6,137
  Unit Fair Value, Lowest to Highest/1/         $10.85 to $10.73
  Net Assets (In Thousands)                                  $66
  Investment Income Ratio to Net Assets/2/                 0.74%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/            26.68% to 26.17%

December 31, 2002
  Units                                                    5,322
  Unit Fair Value, Lowest to Highest/1/           $8.51 to $8.56
  Net Assets (In Thousands)                                  $45
  Investment Income Ratio to Net Assets/2/                 0.10%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (14.51%) to (14.16%)

December 31, 2001
  Units                                                       66
  Unit Fair Value, Lowest to Highest/1/           $9.95 to $9.98
  Net Assets (In Thousands)                                   $1
  Investment Income Ratio to Net Assets/2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/          (0.50%) to (0.24%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                    Liberty                                         Goldman Sachs
                              -------------------- --------------------------------------------------------------
                                    Newport              Growth            International           Internet
                                  Tiger Fund,              and                Equity              Tollkeeper
                                Variable Series        Income Fund             Fund                  Fund
                              -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                      6,585               22,500               23,216
  Unit Fair Value, Lowest to
   Highest/1/                     $12.04 to $11.91       $9.28 to $9.18     $10.48 to $10.37
  Net Assets (In Thousands)                    $79                 $209                 $243
  Investment Income Ratio to
   Net Assets/2/                             0.02%                1.33%                4.20%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     42.78% to 42.21%     22.63% to 22.14%     33.61% to 33.08%

December 31, 2002
  Units                                      6,888               23,127               24,711
  Unit Fair Value, Lowest to
   Highest/1/                       $8.37 to $8.43       $7.52 to $7.57       $7.79 to $7.84
  Net Assets (In Thousands)                    $58                 $175                 $194
  Investment Income Ratio to
   Net Assets/2/                             1.18%                1.29%                0.95%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (18.45%) to (18.12%) (12.92%) to (12.57%) (19.80%) to (19.47%)

December 31, 2001
  Units                                      7,325               35,421               33,620               21,869
  Unit Fair Value, Lowest to
   Highest/1/                     $10.27 to $10.30       $8.63 to $8.66       $9.71 to $9.74       $4.25 to $4.26
  Net Assets (In Thousands)                    $75                 $307                 $327                  $93
  Investment Income Ratio to
   Net Assets/2/                             0.80%                0.43%                1.43%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (19.95%) to (19.61%) (10.96%) to (10.60%) (23.66%) to (23.35%) (34.87%) to (34.59%)

                                                    Scudder II
                              -------------------------------------
                                   Global             Dreman
                                   Income          High Return
                                    Fund         Equity Portfolio
                              ---------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                                           -
  Unit Fair Value, Lowest to
   Highest/1/                                      $12.69 to $12.69
  Net Assets (In Thousands)                                      $-
  Investment Income Ratio to
   Net Assets/2/                                              3.73%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                              1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                                      30.09% to 30.09%

December 31, 2002
  Units                                                          10
  Unit Fair Value, Lowest to
   Highest/1/                                        $9.76 to $9.76
  Net Assets (In Thousands)                                     $98
  Investment Income Ratio to
   Net Assets/2/                                              0.92%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                              1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                                  (19.17%) to (19.17%)

December 31, 2001
  Units                                 10,532                   10
  Unit Fair Value, Lowest to
   Highest/1/                 $11.70 to $11.73     $12.07 to $12.07
  Net Assets (In Thousands)               $124                   $-
  Investment Income Ratio to
   Net Assets/2/                         5.65%                1.67%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                   2.93% to 3.34%       0.36% to 0.36%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                      Scudder II
                                            -------------------------------------------------------------- ---------------


                                              Small-Cap Growth     Dreman Small-Cap        Government       Bond  Research
                                                 Portfolio         Value Portfolio    Securities Portfolio Series  Series
                                            -------------------- -------------------- -------------------- ------ --------
December 31, 2005
  Units                                                   19,313                                  20,702
  Unit Fair Value, Lowest to Highest/1/           $9.53 to $9.35                        $13.61 to $13.36
  Net Assets (In Thousands)                                 $184                                    $282
  Investment Income Ratio to Net Assets/2/                 0.00%                                   4.49%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%                          1.40% to 1.80%
  Total Return, Lowest to Highest/4/              5.59% to 5.17%                          1.15% to 0.75%

December 31, 2004
  Units                                                   22,123               26,921             30,818
  Unit Fair Value, Lowest to Highest/1/           $9.02 to $8.89     $16.10 to $15.86   $13.46 to $13.26
  Net Assets (In Thousands)                                 $200                 $432               $415
  Investment Income Ratio to Net Assets/2/                 0.00%                0.89%              3.75%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/              9.48% to 9.04%     24.27% to 23.77%     2.31% to 1.90%

December 31, 2003
  Units                                                   24,288               30,583             56,381        -   67,950
  Unit Fair Value, Lowest to Highest/1/           $8.24 to $8.15     $12.95 to $12.81   $13.15 to $13.01   $13.88    $9.93
  Net Assets (In Thousands)                                 $200                 $396               $719       $-     $675
  Investment Income Ratio to Net Assets/2/                 0.00%                1.18%              2.77%    9.79%    0.67%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%    1.40%    1.40%
  Total Return, Lowest to Highest/4/            31.10% to 30.57%     40.06% to 39.50%     0.84% to 0.43%    7.82%   22.97%

December 31, 2002
  Units                                                   25,164               39,894             73,057       10   75,386
  Unit Fair Value, Lowest to Highest/1/           $6.24 to $6.29       $9.19 to $9.25   $12.96 to $13.04   $12.87    $8.08
  Net Assets (In Thousands)                                 $158                 $369               $934     $129     $609
  Investment Income Ratio to Net Assets/2/                 0.00%                0.38%              3.59%    5.69%    0.28%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%    1.40%    1.40%
  Total Return, Lowest to Highest/4/        (34.65%) to (34.39%) (12.93%) to (12.58%)     6.12% to 6.55%    7.41% (25.59%)

December 31, 2001
  Units                                                   20,776               33,649             79,079       10   93,736
  Unit Fair Value, Lowest to Highest/1/           $9.55 to $9.58     $10.55 to $10.58   $12.21 to $12.24   $11.98   $10.85
  Net Assets (In Thousands)                                 $199                 $356               $968       $-   $1,017
  Investment Income Ratio to Net Assets/2/                 0.00%                0.00%              1.97%    6.02%    0.02%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%    1.40%    1.40%
  Total Return, Lowest to Highest/4/        (30.08%) to (29.78%)     15.57% to 16.04%     5.57% to 6.00%    7.26% (22.35%)

                                             MFS
                                            ---------------------



                                             Research Series B
                                            --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    4,306
  Unit Fair Value, Lowest to Highest/1/           $9.87 to $9.76
  Net Assets (In Thousands)                                  $42
  Investment Income Ratio to Net Assets/2/                 0.42%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/            22.64% to 22.15%

December 31, 2002
  Units                                                    4,142
  Unit Fair Value, Lowest to Highest/1/           $7.99 to $8.05
  Net Assets (In Thousands)                                  $33
  Investment Income Ratio to Net Assets/2/                 0.10%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (26.07%) to (25.77%)

December 31, 2001
  Units                                                    1,559
  Unit Fair Value, Lowest to Highest/1/         $10.81 to $10.84
  Net Assets (In Thousands)                                  $17
  Investment Income Ratio to Net Assets/2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (22.80%) to (22.49%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                                MFS
                                                          ---------------------------------------------------------------

                                                          Emerging       Emerging        High        High       Strategic
                                                           Growth         Growth        Income      Income       Income
                                                           Series        Series B       Series     Series B      Series
                                                          -------- -------------------- ------ ---------------- ---------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                                                 26,879          356,714
  Unit Fair Value, Lowest to Highest/1/                                                 $12.14 $15.65 to $14.79
  Net Assets (In Thousands)                                                               $326           $4,347
  Investment Income Ratio to Net Assets/2/                                               5.22%            4.42%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                            1.40%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                                     7.63%   7.41% to 6.77%

December 31, 2003
  Units                                                     52,066                2,825 42,595          285,787  12,191
  Unit Fair Value, Lowest to Highest/1/                     $10.07      $10.00 to $9.89 $11.28 $11.17 to $11.05  $12.75
  Net Assets (In Thousands)                                   $524                  $28   $481           $3,181    $155
  Investment Income Ratio to Net Assets/2/                   0.00%                0.00%  3.99%            3.34%   3.89%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                1.40%       1.40% to 1.80%  1.40%   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest/4/                        28.42%     28.13% to 27.62% 16.32% 16.06% to 15.60%   8.85%

December 31, 2002
  Units                                                     67,529                  740 42,215          123,968   6,974
  Unit Fair Value, Lowest to Highest/1/                      $7.84       $7.75 to $7.81  $9.70   $9.56 to $9.63  $11.71
  Net Assets (In Thousands)                                   $529                   $6   $409           $1,191     $82
  Investment Income Ratio to Net Assets/2/                   0.00%                0.00%  6.79%            5.23%   0.94%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                1.40%       1.40% to 1.80%  1.40%   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest/4/                      (34.68%) (35.04%) to (34.78%)  1.14%   0.50% to 0.90%   6.90%

December 31, 2001
  Units                                                     88,547                  356 35,874           26,086   1,378
  Unit Fair Value, Lowest to Highest/1/                     $12.00     $11.93 to $11.97  $9.59   $9.51 to $9.54  $10.95
  Net Assets (In Thousands)                                 $1,063                   $4   $344             $248     $15
  Investment Income Ratio to Net Assets/2/                   0.00%                0.00%  8.00%            0.03%   3.76%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                1.40%       1.40% to 1.80%  1.40%   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest/4/                      (34.42%) (34.81%) to (34.55%)  0.65%  -0.20% to 0.20%   3.29%

                                                          -----------------

                                                             Strategic
                                                              Income
                                                             Series B
                                                          ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                             53,316
  Unit Fair Value, Lowest to Highest/1/                   $12.67 to $12.53
  Net Assets (In Thousands)                                           $675
  Investment Income Ratio to Net Assets/2/                           3.95%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40% to 1.80%
  Total Return, Lowest to Highest/4/                        8.57% to 8.13%

December 31, 2002
  Units                                                              6,733
  Unit Fair Value, Lowest to Highest/1/                   $11.59 to $11.67
  Net Assets (In Thousands)                                            $78
  Investment Income Ratio to Net Assets/2/                           0.05%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40% to 1.80%
  Total Return, Lowest to Highest/4/                        6.26% to 6.68%

December 31, 2001
  Units                                                                 36
  Unit Fair Value, Lowest to Highest/1/                   $10.91 to $10.94
  Net Assets (In Thousands)                                             $-
  Investment Income Ratio to Net Assets/2/                           3.70%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40% to 1.80%
  Total Return, Lowest to Highest/4/                        2.69% to 3.10%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                             MFS
                                                ------------------------------------------------------------- -------

                                                Investors      Investors          New            New           Davis
                                                  Trust          Trust         Discovery      Discovery       Venture
                                                 Series        Series B         Series        Series B        Value A
                                                --------- -------------------- --------- -------------------- -------
December 31, 2005
  Units                                                                115,816                                 5,405
  Unit Fair Value, Lowest to Highest/1/                       $11.17 to $10.96                                $34.26
  Net Assets (In Thousands)                                             $1,284                                  $185
  Investment Income Ratio to Net Assets/2/                               0.32%                                 0.57%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                                         1.40% to 1.80%                                 1.40%
  Total Return, Lowest to Highest/4/                            5.54% to 5.12%                                 8.77%

December 31, 2004
  Units                                          125,533               138,070   46,965               677,432  5,458
  Unit Fair Value, Lowest to Highest/1/           $10.69      $10.59 to $10.43    $7.53      $14.57 to $13.99 $31.50
  Net Assets (In Thousands)                       $1,341                $1,453     $354                $5,270   $172
  Investment Income Ratio to Net Assets/2/         0.64%                 0.45%    0.00%                 0.00%  0.02%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                            1.40%        1.40% to 1.80%    1.40%        1.30% to 1.90%  1.40%
  Total Return, Lowest to Highest/4/               9.80%        9.58% to 9.14%    5.03%        4.83% to 4.20% 10.80%

December 31, 2003
  Units                                          149,790               170,421   54,757               535,179  2,642
  Unit Fair Value, Lowest to Highest/1/            $9.73        $9.66 to $9.56    $7.17        $7.12 to $7.04 $28.43
  Net Assets (In Thousands)                       $1,458                $1,639     $392                $3,795    $75
  Investment Income Ratio to Net Assets/2/         0.66%                 0.46%    0.00%                 0.00%  0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                            1.40%        1.40% to 1.80%    1.40%        1.40% to 1.80%  1.40%
  Total Return, Lowest to Highest/4/              20.45%      20.14% to 19.66%   31.86%      31.58% to 31.05% 26.06%

December 31, 2002
  Units                                          168,930               173,260   60,459               305,282
  Unit Fair Value, Lowest to Highest/1/            $8.08        $7.99 to $8.04    $5.44        $5.37 to $5.41
  Net Assets (In Thousands)                       $1,365                $1,390     $329                $1,647
  Investment Income Ratio to Net Assets/2/         0.56%                 0.43%    0.00%                 0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                            1.40%        1.40% to 1.80%    1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/            (22.06%)  (22.56%) to (22.25%) (32.58%)  (33.02%) to (32.75%)

December 31, 2001
  Units                                                                 73,855
  Unit Fair Value, Lowest to Highest/1/                       $10.31 to $10.34
  Net Assets (In Thousands)                                               $763
  Investment Income Ratio to Net Assets/2/                               0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                                         1.40% to 1.80%
  Total Return, Lowest to Highest/4/                      (17.61%) to (17.28%)

                                                   MetLife
                                                ---------------------

                                                       Davis
                                                      Venture
                                                      Value E
                                                --------------------
December 31, 2005
  Units                                                    2,466,071
  Unit Fair Value, Lowest to Highest/1/             $36.24 to $12.62
  Net Assets (In Thousands)                                  $32,204
  Investment Income Ratio to Net Assets/2/                     0.52%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.75% to 2.35%
  Total Return, Lowest to Highest/4/                  9.32% to 7.59%

December 31, 2004
  Units                                                    2,375,983
  Unit Fair Value, Lowest to Highest/1/             $33.15 to $11.73
  Net Assets (In Thousands)                                  $28,251
  Investment Income Ratio to Net Assets/2/                     0.54%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.75% to 2.35%
  Total Return, Lowest to Highest/4/                  8.13% to 9.53%

December 31, 2003
  Units                                                    1,550,314
  Unit Fair Value, Lowest to Highest/1/             $10.87 to $10.71
  Net Assets (In Thousands)                                  $16,596
  Investment Income Ratio to Net Assets/2/                     0.22%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.85% to 2.35%
  Total Return, Lowest to Highest/4/                29.63% to 25.13%

December 31, 2002
  Units                                                      396,395
  Unit Fair Value, Lowest to Highest/1/               $8.26 to $8.39
  Net Assets (In Thousands)                                   $3,296
  Investment Income Ratio to Net Assets/2/                     0.54%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.85% to 2.25%
  Total Return, Lowest to Highest/4/            (18.41%) to (17.26%)

December 31, 2001
  Units                                                       16,899
  Unit Fair Value, Lowest to Highest/1/             $10.11 to $10.16
  Net Assets (In Thousands)                                     $171
  Investment Income Ratio to Net Assets/2/                     0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               1.40% to 2.25%
  Total Return, Lowest to Highest/4/            (13.19%) to (12.45%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          MetLife
                                      ---------------------------------------------------------------------------

                                            Harris              Jennison                MFS              MFS
                                            Oakmark              Growth              Investors       Total Return
                                        Focused Value B        Portfolio B         Trust Series B      Series A
                                      -------------------- -------------------- -------------------- ------------
December 31, 2005
  Units                                            638,062              913,032              411,016    18,317
  Unit Fair Value, Lowest to
   Highest/1/                             $16.40 to $15.94      $5.07 to $11.44       $9.39 to $8.69    $42.86
  Net Assets (In Thousands)                        $10,275              $10,298               $4,702      $785
  Investment Income Ratio to Net
   Assets/2/                                         0.00%                0.00%                0.20%     1.87%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%       0.75% to 2.35%       0.75% to 1.90%     1.40%
  Total Return, Lowest to Highest/4/        8.29% to 7.17%     11.52% to 10.91%       6.11% to 4.90%     1.69%

December 31, 2004
  Units                                            757,168              885,441              494,578    14,290
  Unit Fair Value, Lowest to
   Highest/1/                             $15.14 to $14.88     $10.50 to $10.31      $11.05 to $8.29    $42.33
  Net Assets (In Thousands)                        $11,320               $9,215               $5,372      $605
  Investment Income Ratio to Net
   Assets/2/                                         0.00%                0.01%                0.35%     2.62%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%       1.30% to 2.35%       0.85% to 1.90%     1.40%
  Total Return, Lowest to Highest/4/        8.23% to 7.10%       7.53% to 6.40%      10.23% to 9.07%    10.17%

December 31, 2003
  Units                                            835,785              744,657              451,456     9,556
  Unit Fair Value, Lowest to
   Highest/1/                             $13.99 to $13.89       $9.76 to $9.69      $10.02 to $9.86    $38.42
  Net Assets (In Thousands)                        $11,593               $7,229               $4,477      $367
  Investment Income Ratio to Net
   Assets/2/                                         0.05%                0.13%                0.20%     0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%       1.30% to 2.35%       0.85% to 1.80%     1.40%
  Total Return, Lowest to Highest/4/      27.88% to 26.99%     20.98% to 20.13%     20.50% to 19.36%    12.83%

December 31, 2002
  Units                                            241,463              204,999              115,513
  Unit Fair Value, Lowest to
   Highest/1/                             $10.59 to $10.71       $7.58 to $7.63       $8.26 to $8.32
  Net Assets (In Thousands)                         $2,573               $1,561                 $957
  Investment Income Ratio to Net
   Assets/2/                                         0.10%                0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%       1.40% to 2.25%       0.85% to 1.80%
  Total Return, Lowest to Highest/4/  (11.09%) to (10.33%) (24.15%) to (23.72%) (21.75%) to (21.00%)

December 31, 2001
  Units                                              9,916
  Unit Fair Value, Lowest to
   Highest/1/                             $11.89 to $11.95
  Net Assets (In Thousands)                           $118
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%
  Total Return, Lowest to Highest/4/      24.59% to 25.66%

                                      ------------------------------------
                                                             Capital
                                             MFS          Guardian U.S.
                                         Total Return        Equity
                                           Series B         Series A
                                      ------------------ ----------------
December 31, 2005
  Units                                          271,749          675,865
  Unit Fair Value, Lowest to
   Highest/1/                           $45.78 to $36.93 $12.19 to $11.95
  Net Assets (In Thousands)                       $4,777           $8,076
  Investment Income Ratio to Net
   Assets/2/                                       1.46%            0.03%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.75% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/      2.08% to 0.92%   4.88% to 4.31%

December 31, 2004
  Units                                          226,236          892,293
  Unit Fair Value, Lowest to
   Highest/1/                           $44.85 to $36.59 $11.62 to $11.45
  Net Assets (In Thousands)                       $3,199          $10,222
  Investment Income Ratio to Net
   Assets/2/                                       2.40%            0.36%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.75% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/      9.20% to 8.90%   8.37% to 7.77%

December 31, 2003
  Units                                          117,995           12,599
  Unit Fair Value, Lowest to
   Highest/1/                           $10.60 to $10.43 $10.73 to $10.63
  Net Assets (In Thousands)                       $1,243             $134
  Investment Income Ratio to Net
   Assets/2/                                       1.05%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.85% to 1.80%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/    15.74% to 14.65% 26.31% to 25.85%

December 31, 2002
  Units                                           54,699
  Unit Fair Value, Lowest to
   Highest/1/                             $9.10 to $9.16
  Net Assets (In Thousands)                         $499
  Investment Income Ratio to Net
   Assets/2/                                       0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.85% to 1.80%
  Total Return, Lowest to Highest/4/  (7.20%) to (6.31%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                         MetLife
                                      -----------------------------------------------------------------------------------------
                                            Capital
                                         Guardian U.S.          Putnam           BlackRock        BlackRock
                                            Equity           International      Money Market     Money Market        Stock
                                           Series B        Stock Portfolio B     Portfolio       Portfolio B    Index Portfolio
                                      -------------------- ----------------- ------------------ --------------- ---------------
December 31, 2005
  Units                                            562,184          105,927             104,958         986,244      6,872
  Unit Fair Value, Lowest to
   Highest/1/                             $12.13 to $11.63 $17.22 to $14.55    $10.21 to $10.06 $10.39 to $9.82      $8.74
  Net Assets (In Thousands)                         $6,721           $1,799              $1,056          $9,835        $60
  Investment Income Ratio to Net
   Assets/2/                                         0.00%            0.45%               2.71%           3.41%      0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.75% to 1.90%   0.75% to 1.90%      0.85% to 1.40%  0.75% to 2.35%      1.40%
  Total Return, Lowest to Highest/4/        4.72% to 3.52% 16.71% to 15.38%      2.02% to 1.47%  1.49% to 0.42%      7.58%

December 31, 2004
  Units                                            400,808          129,174             123,483
  Unit Fair Value, Lowest to
   Highest/1/                             $11.59 to $11.24 $14.76 to $12.61     $10.01 to $9.91
  Net Assets (In Thousands)                         $4,587           $1,895              $1,224
  Investment Income Ratio to Net
   Assets/2/                                         1.12%            1.21%               0.97%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.75% to 1.90%   0.75% to 1.90%      0.85% to 1.40%
  Total Return, Lowest to Highest/4/        7.78% to 6.95% 17.09% to 15.75%    0.13% to (0.42%)

December 31, 2003
  Units                                            118,449          109,537             177,506
  Unit Fair Value, Lowest to
   Highest/1/                             $10.69 to $10.52 $12.67 to $12.59      $9.99 to $9.96
  Net Assets (In Thousands)                         $1,257           $1,382              $1,765
  Investment Income Ratio to Net
   Assets/2/                                         0.50%            0.00%               0.84%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%   0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest/4/      36.28% to 35.00% 26.69% to 25.89%  (0.07%) to (0.45%)

December 31, 2002
  Units                                             47,662
  Unit Fair Value, Lowest to
   Highest/1/                               $7.80 to $7.85
  Net Assets (In Thousands)                           $373
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%
  Total Return, Lowest to Highest/4/  (22.05%) to (21.55%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                      ---------------------


                                             Stock
                                       Index Portfolio B
                                      --------------------
December 31, 2005
  Units                                            885,892
  Unit Fair Value, Lowest to
   Highest/1/                             $11.73 to $11.41
  Net Assets (In Thousands)                        $10,241
  Investment Income Ratio to Net
   Assets/2/                                         1.41%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%
  Total Return, Lowest to Highest/4/        3.03% to 1.96%

December 31, 2004
  Units                                            890,895
  Unit Fair Value, Lowest to
   Highest/1/                             $11.39 to $11.19
  Net Assets (In Thousands)                        $10,028
  Investment Income Ratio to Net
   Assets/2/                                         0.67%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%
  Total Return, Lowest to Highest/4/        8.85% to 7.71%

December 31, 2003
  Units                                            608,252
  Unit Fair Value, Lowest to
   Highest/1/                             $10.46 to $10.39
  Net Assets (In Thousands)                         $6,315
  Investment Income Ratio to Net
   Assets/2/                                         1.31%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%
  Total Return, Lowest to Highest/4/      21.24% to 20.39%

December 31, 2002
  Units                                            179,892
  Unit Fair Value, Lowest to
   Highest/1/                               $8.20 to $8.29
  Net Assets (In Thousands)                         $1,486
  Investment Income Ratio to Net
   Assets/2/                                         0.49%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%
  Total Return, Lowest to Highest/4/  (24.24%) to (23.60%)

December 31, 2001
  Units                                             10,751
  Unit Fair Value, Lowest to
   Highest/1/                             $10.83 to $10.85
  Net Assets (In Thousands)                           $117
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%
  Total Return, Lowest to Highest/4/  (15.49%) to (14.76%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          MetLife
                                         ----------------------------------------------------------------------------------------
                                                                                                   Franklin
                                            BlackRock         BlackRock          BlackRock        Templeton           MFS
                                               Bond              Bond            Strategic     Small-Cap Growth     Research
                                         Income Portfolio Income Portfolio B Value Portfolio B   Portfolio B       Managers B
                                         ---------------- ------------------ ----------------- ---------------- -----------------
December 31, 2005
  Units                                            15,209            26,458            30,746          173,044
  Unit Fair Value, Lowest to Highest/1/            $47.73  $52.26 to $40.41  $19.25 to $18.07  $10.09 to $9.81
  Net Assets (In Thousands)                          $726            $1,180              $569           $1,733
  Investment Income Ratio to Net
   Assets/2/                                        4.06%             2.09%             0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/                 1.40%    0.75% to 1.90%    0.75% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/                0.99%    1.39% to 0.24%    3.14% to 1.96%   3.05% to 2.43%

December 31, 2004
  Units                                            15,846             4,815            22,036           14,441
  Unit Fair Value, Lowest to Highest/1/  $47.26 to $47.26  $45.83 to $40.31  $18.66 to $17.72   $9.79 to $9.58
  Net Assets (In Thousands)                          $749              $212              $399             $140
  Investment Income Ratio to Net
   Assets/2/                                        0.00%             0.00%             0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/        1.40% to 1.40%    1.30% to 1.90%    0.75% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/       2.98% to 2.98%    1.83% to 2.21%  14.20% to 12.89%  9.71% to 10.35%

December 31, 2003
  Units                                                                                                                         -
  Unit Fair Value, Lowest to Highest/1/                                                                         $11.83 to $ 11.80
  Net Assets (In Thousands)                                                                                                    $-
  Investment Income Ratio to Net
   Assets/2/                                                                                                                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/                                                                                1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                                                             18.29% to 17.97%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                         ------------------

                                            Met/Putnam
                                              Voyager
                                            Portfolio B
                                         -----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                             81,379
  Unit Fair Value, Lowest to Highest/1/     $4.55 to $4.31
  Net Assets (In Thousands)                           $666
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.75% to 1.90%
  Total Return, Lowest to Highest/4/        4.85% to 2.69%

December 31, 2003
  Units                                             11,909
  Unit Fair Value, Lowest to Highest/1/  $11.78 to $ 11.70
  Net Assets (In Thousands)                           $140
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%
  Total Return, Lowest to Highest/4/      17.75% to 17.01%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                             MetLife
                                            -----------------------------------------------------------------------
                                                 Salomon            Salomon           Salomon
                                            Brothers Strategic Brothers Strategic    Brothers       T. Rowe Price
                                                   Bond               Bond        U.S. Government     Small-Cap
                                                Portfolio         Portfolio B       Portfolio B       Portfolio
                                            ------------------ ------------------ ---------------- ----------------
December 31, 2005
  Units                                                 4,607             44,115             2,161           35,933
  Unit Fair Value, Lowest to Highest/1/                $20.52   $21.51 to $18.92  $16.79 to $14.20 $15.37 to $14.64
  Net Assets (In Thousands)                               $95               $879               $33             $526
  Investment Income Ratio to Net Assets/2/              3.27%              3.07%             0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                         1.40%     0.75% to 1.90%    0.85% to 2.35%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/                    1.41%     1.80% to 0.64%  0.26% to (0.73%)  10.07% to 9.47%

December 31, 2004
  Units                                                 7,977             42,273                             36,015
  Unit Fair Value, Lowest to Highest/1/      $20.23 to $20.23   $21.13 to $18.80                   $13.96 to $13.38
  Net Assets (In Thousands)                              $161               $833                               $482
  Investment Income Ratio to Net Assets/2/              0.00%              0.00%                              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40% to 1.40%     0.75% to 1.90%                     0.85% to 1.40%
  Total Return, Lowest to Highest/4/           5.13% to 5.13%     5.50% to 4.29%                    10.14% to 9.54%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                            ----------------------------------

                                             T. Rowe Price    T. Rowe Price
                                               Small-Cap        Large-Cap
                                              Portfolio B       Portfolio
                                            ---------------- ----------------
December 31, 2005
  Units                                               50,518           77,598
  Unit Fair Value, Lowest to Highest/1/     $15.26 to $13.79 $13.38 to $12.86
  Net Assets (In Thousands)                             $726           $1,000
  Investment Income Ratio to Net Assets/2/             0.00%            0.56%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.75% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/          9.89% to 8.64%   5.69% to 5.11%

December 31, 2004
  Units                                               63,624           82,902
  Unit Fair Value, Lowest to Highest/1/     $13.78 to $12.69 $12.66 to $12.24
  Net Assets (In Thousands)                             $837           $1,016
  Investment Income Ratio to Net Assets/2/             0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.85% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/          7.00% to 8.89%   8.99% to 8.40%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                       MetLife                               Oppenheimer
                                                          --------------------------------- ------------------------------------
                                                                                                         Main Street
                                                           T. Rowe Price     Oppenheimer      Capital      Growth
                                                             Large-Cap      Global Equity   Appreciation     and        High
                                                            Portfolio B      Portfolio B        Fund     Income Fund Income Fund
                                                          ---------------- ---------------- ------------ ----------- -----------
December 31, 2005
  Units                                                            261,114           25,536
  Unit Fair Value, Lowest to Highest/1/                   $13.29 to $12.24 $17.82 to $16.10
  Net Assets (In Thousands)                                         $3,305             $447
  Investment Income Ratio to Net Assets/2/                           0.35%            0.00%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               0.75% to 1.90%   0.75% to 1.90%
  Total Return, Lowest to Highest/4/                        5.54% to 4.33% 17.62% to 16.73%

December 31, 2004
  Units                                                            140,245                      17,573
  Unit Fair Value, Lowest to Highest/1/                   $12.59 to $11.73                      $14.24
  Net Assets (In Thousands)                                         $1,696                        $250
  Investment Income Ratio to Net Assets/2/                           0.00%                       0.33%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               0.75% to 1.90%                       1.40%
  Total Return, Lowest to Highest/4/                        8.89% to 7.64%                       5.45%

December 31, 2003
  Units                                                                                         26,143      40,020      21,951
  Unit Fair Value, Lowest to Highest/1/                                                         $13.51       $9.89      $11.44
  Net Assets (In Thousands)                                                                       $353        $396        $251
  Investment Income Ratio to Net Assets/2/                                                       0.38%       0.95%       6.64%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                                    1.40%       1.40%       1.40%
  Total Return, Lowest to Highest/4/                                                            29.13%      24.96%      22.24%

December 31, 2002
  Units                                                                                         28,516      44,450      22,628
  Unit Fair Value, Lowest to Highest/1/                                                         $10.46       $7.92       $9.36
  Net Assets (In Thousands)                                                                       $298        $352        $212
  Investment Income Ratio to Net Assets/2/                                                       0.62%       0.79%      10.85%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                                    1.40%       1.40%       1.40%
  Total Return, Lowest to Highest/4/                                                            27.88%    (19.93%)     (3.75%)

December 31, 2001
  Units                                                                                         31,245      51,669      28,146
  Unit Fair Value, Lowest to Highest/1/                                                         $14.51       $9.89       $9.72
  Net Assets (In Thousands)                                                                       $453        $511        $274
  Investment Income Ratio to Net Assets/2/                                                       0.66%       0.61%      11.32%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                                    1.40%       1.40%       1.40%
  Total Return, Lowest to Highest/4/                                                          (13.80%)    (11.41%)       0.55%

                                                          ----------



                                                          Bond Fund
                                                          ---------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    78,647
  Unit Fair Value, Lowest to Highest/1/                    $12.91
  Net Assets (In Thousands)                                $1,015
  Investment Income Ratio to Net Assets/2/                  5.62%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40%
  Total Return, Lowest to Highest/4/                        5.29%

December 31, 2002
  Units                                                    88,380
  Unit Fair Value, Lowest to Highest/1/                    $12.26
  Net Assets (In Thousands)                                $1,083
  Investment Income Ratio to Net Assets/2/                  7.14%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40%
  Total Return, Lowest to Highest/4/                        7.56%

December 31, 2001
  Units                                                    84,101
  Unit Fair Value, Lowest to Highest/1/                    $11.39
  Net Assets (In Thousands)                                  $958
  Investment Income Ratio to Net Assets/2/                  7.36%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40%
  Total Return, Lowest to Highest/4/                        6.28%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                           Oppenheimer                                         Putnam
                                         ---------------- ----------------------------------------------------------------

                                                            Growth          Growth
                                            Strategic         and             and
                                            Bond Fund     Income Fund    Income Fund B     Vista Fund     Vista Fund B
                                         ---------------- ----------- -------------------- ---------- --------------------
December 31, 2005
  Units                                                      79,914                 57,422    31,552                 1,776
  Unit Fair Value, Lowest to Highest/1/                      $12.98       $56.51 to $45.99    $13.00      $15.65 to $14.82
  Net Assets (In Thousands)                                  $1,037                   $902      $410                   $23
  Investment Income Ratio to Net
   Assets/2/                                                  1.81%                  1.45%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                               1.40%         0.75% to 1.90%     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                          4.04%         4.44% to 3.25%    10.92%      10.70% to 10.04%

December 31, 2004
  Units                                                      96,276                 53,686    38,483                 2,553
  Unit Fair Value, Lowest to Highest/1/                      $12.48       $54.11 to $44.54    $11.72      $14.13 to $13.47
  Net Assets (In Thousands)                                  $1,201                   $735      $451                   $29
  Investment Income Ratio to Net
   Assets/2/                                                  1.78%                  1.35%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                               1.40%        75.00% to 1.90%     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                          9.81%         9.02% to 9.02%    17.25%      14.00% to 13.55%

December 31, 2003
  Units                                            10,260   125,052                 48,586    46,667                 2,600
  Unit Fair Value, Lowest to Highest/1/            $13.30    $11.36       $11.30 to $11.14     $9.99        $9.92 to $9.81
  Net Assets (In Thousands)                          $136    $1,421                   $546      $466                   $26
  Investment Income Ratio to Net
   Assets/2/                                        6.11%     2.09%                  1.60%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                     1.40%     1.40%         0.85% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/     16.43% to 16.43%    25.92%       23.55% to 25.11%    31.57%      31.32% to 30.79%

December 31, 2002
  Units                                             9,802   151,743                 37,265    52,439                 3,245
  Unit Fair Value, Lowest to Highest/1/            $11.43     $9.02         $8.90 to $8.97     $7.60        $7.50 to $7.55
  Net Assets (In Thousands)                          $112    $1,369                   $334      $398                   $24
  Investment Income Ratio to Net
   Assets/2/                                        6.72%     1.82%                  0.59%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                     1.40%     1.40%         1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/                5.95%  (19.92%)   (20.43%) to (20.12%)  (31.35%)  (31.84%) to (31.57%)

December 31, 2001
  Units                                             8,142   187,714                  2,494    61,259                   660
  Unit Fair Value, Lowest to Highest/1/            $10.78    $11.27       $11.19 to $11.22    $11.07      $11.00 to $11.04
  Net Assets (In Thousands)                           $88    $2,115                    $28      $678                    $7
  Investment Income Ratio to Net
   Assets/2/                                        2.80%     1.69%                  0.00%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                     1.40%     1.40%         1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/                3.38%   (7.48%)     (8.07%) to (7.70%)  (34.33%)  (34.70%) to (34.43%)

                                         -----------------


                                             Equity
                                          Income Fund B
                                         ----------------
December 31, 2005
  Units                                           208,518
  Unit Fair Value, Lowest to Highest/1/  $14.04 to $13.61
  Net Assets (In Thousands)                        $2,906
  Investment Income Ratio to Net
   Assets/2/                                        0.85%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 1.90%
  Total Return, Lowest to Highest/4/       4.72% to 3.53%

December 31, 2004
  Units                                           130,376
  Unit Fair Value, Lowest to Highest/1/  $13.40 to $13.15
  Net Assets (In Thousands)                        $1,739
  Investment Income Ratio to Net
   Assets/2/                                        0.06%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 1.90%
  Total Return, Lowest to Highest/4/      10.75% to 9.71%

December 31, 2003
  Units                                            24,782
  Unit Fair Value, Lowest to Highest/1/  $12.08 to $12.01
  Net Assets (In Thousands)                          $299
  Investment Income Ratio to Net
   Assets/2/                                        1.05%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.85% to 1.80%
  Total Return, Lowest to Highest/4/     20.82% to 20.05%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                           Putnam
                                            --------------------------------------------------------------------------------
                                                                                                               International
                                                                                                                    New
                                               New             New          International    International     Opportunities
                                            Value Fund     Value Fund B      Growth Fund     Equity Fund B         Fund
                                            ---------- -------------------- ------------- -------------------- -------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                                         75,275                 267,167
  Unit Fair Value, Lowest to Highest/1/                                         $15.41        $15.25 to $15.02
  Net Assets (In Thousands)                                                     $1,160                  $4,054
  Investment Income Ratio to Net Assets/2/                                       1.73%                   1.56%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                                  1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                            14.86%        14.58% to 14.12%

December 31, 2003
  Units                                         7,034                 4,322     97,509                 337,511     17,641
  Unit Fair Value, Lowest to Highest/1/        $13.99      $13.88 to $13.73     $13.42        $13.31 to $13.16     $10.97
  Net Assets (In Thousands)                       $98                   $60     $1,309                  $4,476       $194
  Investment Income Ratio to Net Assets/2/      1.55%                 1.48%      1.11%                   0.78%      0.59%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                 1.40%        1.40% to 1.80%      1.40%          1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/           31.02%      30.64% to 30.12%     27.10%        26.74% to 26.24%     31.74%

December 31, 2002
  Units                                         7,520                 2,191    118,166                 211,901     20,105
  Unit Fair Value, Lowest to Highest/1/        $10.68      $10.55 to $10.62     $10.56        $10.43 to $10.50      $8.33
  Net Assets (In Thousands)                       $80                   $23     $1,248                  $2,219       $167
  Investment Income Ratio to Net Assets/2/      1.14%                 0.77%      1.05%                   0.64%      0.91%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                 1.40%        1.40% to 1.80%      1.40%          1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/         (16.62%)  (17.11%) to (16.78%)   (18.67%)    (19.14%) to (18.82%)   (14.67%)

December 31, 2001
  Units                                         9,654                   386    137,711                  68,966     22,906
  Unit Fair Value, Lowest to Highest/1/        $12.81      $12.73 to $12.76     $12.98           $12.89 $12.93     $$9.76
  Net Assets (In Thousands)                      $124                    $5     $1,788                    $890       $224
  Investment Income Ratio to Net Assets/2/      0.94%                 0.00%      0.36%                   0.00%      0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                 1.40%        1.40% to 1.80%      1.40%          1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/            2.16%        1.47% to 1.87%   (21.53%)    (22.04%) to (21.72%)   (29.52%)

                                            ---------------------
                                               International
                                                    New
                                               Opportunities
                                                  Fund B
                                            --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    3,352
  Unit Fair Value, Lowest to Highest/1/         $10.88 to $10.76
  Net Assets (In Thousands)                                  $36
  Investment Income Ratio to Net Assets/2/                 0.32%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/            31.36% to 30.83%

December 31, 2002
  Units                                                    2,262
  Unit Fair Value, Lowest to Highest/1/           $8.22 to $8.28
  Net Assets (In Thousands)                                  $19
  Investment Income Ratio to Net Assets/2/                 0.48%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (15.17%) to (14.83%)

December 31, 2001
  Units                                                      871
  Unit Fair Value, Lowest to Highest/1/           $9.70 to $9.72
  Net Assets (In Thousands)                                   $8
  Investment Income Ratio to Net Assets/2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (29.96%) to (29.68%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                     Templeton
                              -----------------------------------------------------------------------------------


                                    Growth               Growth               Foreign              Foreign
                                Securities Fund     Securities Fund B     Securities Fund     Securities Fund B
                              -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units                                     15,640                5,402               59,307              269,382
  Unit Fair Value, Lowest to
   Highest/1/                     $13.54 to $17.89     $17.08 to $16.34     $11.44 to $12.01     $30.90 to $26.40
  Net Assets (In Thousands)                   $263                  $90                 $711               $4,011
  Investment Income Ratio
   to Net Assets/2/                          1.22%                1.08%                1.29%                1.16%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                       8.14% to 7.55%       7.94% to 6.93%       9.54% to 8.94%       9.35% to 8.10%

December 31, 2004
  Units                                     17,470                7,736               67,617              229,858
  Unit Fair Value, Lowest to
   Highest/1/                     $12.52 to $16.64     $15.83 to $15.28     $10.45 to $11.02     $28.26 to $24.42
  Net Assets (In Thousands)                   $274                 $120                 $744               $2,852
  Investment Income Ratio
   to Net Assets/2/                          1.24%                1.20%                1.13%                1.01%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                     15.26% to 14.63%     15.04% to 13.95%     17.86% to 17.22%     17.64% to 14.79%

December 31, 2003
  Units                                     18,162               10,003               84,201              107,983
  Unit Fair Value, Lowest to
   Highest/1/                     $10.86 to $14.51     $13.76 to $13.41       $8.86 to $9.40       $9.47 to $9.24
  Net Assets (In Thousands)                   $247                 $136                 $791               $1,009
  Investment Income Ratio
   to Net Assets/2/                          1.61%                1.53%                1.85%                1.32%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     31.50% to 30.78%     31.02% to 29.78%     31.43% to 30.71%     31.09% to 29.86%

December 31, 2002
  Units                                     23,201               10,776               88,500               42,007
  Unit Fair Value, Lowest to
   Highest/1/                      $8.26 to $11.10     $10.33 to $10.50       $6.74 to $7.19       $7.11 to $7.23
  Net Assets (In Thousands)                   $245                 $112                 $636                 $302
  Investment Income Ratio
   to Net Assets/2/                          2.62%                2.46%                1.75%                1.53%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (19.46%) to (19.01%) (19.95%) to (19.18%) (19.54%) to (19.10%) (20.02%) to (19.25%)

December 31, 2001
  Units                                     23,230                3,867               93,347               16,972
  Unit Fair Value, Lowest to
   Highest/1/                     $10.20 to $13.78     $12.91 to $12.99       $8.34 to $8.94       $8.89 to $8.95
  Net Assets (In Thousands)                   $306                  $50                 $834                 $152
  Investment Income Ratio
   to Net Assets/2/                          2.24%                0.19%                3.22%                0.70%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                   (2.37%) to (1.83%)   (3.08%) to (2.15%) (16.93%) to (16.47%) (17.50%) to (16.71%)

                              ------------------------------------

                                Developing        Developing
                                  Markets           Markets
                              Securities Fund  Securities Fund B
                              ---------------- ------------------
December 31, 2005
  Units                                 25,079            328,572
  Unit Fair Value, Lowest to
   Highest/1/                           $16.24   $10.76 to $10.15
  Net Assets (In Thousands)               $407             $4,710
  Investment Income Ratio
   to Net Assets/2/                      1.42%              1.30%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                           25.99%   25.79% to 25.04%

December 31, 2004
  Units                                 33,142            283,006
  Unit Fair Value, Lowest to
   Highest/1/                           $12.89     $8.56 to $8.12
  Net Assets (In Thousands)               $427             $3,430
  Investment Income Ratio
   to Net Assets/2/                      1.85%              1.78%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                           23.09%   22.95% to 22.46%

December 31, 2003
  Units                                 41,611            215,968
  Unit Fair Value, Lowest to
   Highest/1/                           $10.47   $10.36 to $10.25
  Net Assets (In Thousands)               $436             $2,231
  Investment Income Ratio
   to Net Assets/2/                      1.37%              1.12%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 51.60% to 51.60%   50.87% to 50.27%

December 31, 2002
  Units                                 48,279            122,225
  Unit Fair Value, Lowest to
   Highest/1/                            $6.91     $6.82 to $6.87
  Net Assets (In Thousands)               $333               $837
  Investment Income Ratio
   to Net Assets/2/                      1.63%              1.48%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                          (1.35%) (1.93%) to (1.54%)

December 31, 2001
  Units                                 55,737             55,946
  Unit Fair Value, Lowest to
   Highest/1/                            $7.00     $6.96 to $6.98
  Net Assets (In Thousands)               $390               $390
  Investment Income Ratio
   to Net Assets/2/                      1.06%              0.10%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                          (9.36%) (9.73%) to (9.37%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                      Templeton
                                  --------------------------------------------------------------------------------------------

                                      Global            Global
                                      Income            Income             Franklin             Franklin        Mutual Share
                                  Securities Fund  Securities Fund B    Small-Cap Fund      Small-Cap Fund B   Securities Fund
                                  ---------------- ----------------- -------------------- -------------------- ---------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                      4,340              626                44,810               66,001         27,172
  Unit Fair Value, Lowest to
   Highest/1/                     $15.68 to $14.76 $14.85 to $14.47       $5.83 to $11.71     $11.78 to $11.48         $13.25
  Net Assets (In Thousands)                    $64               $9                  $522                 $766           $360
  Investment Income Ratio to Net
   Assets/2/                                 7.69%           10.01%                 0.00%                0.00%          1.10%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.40%   0.85% to 1.80%        0.85% to 1.40%       0.85% to 1.80% 1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                     21.68% to 21.01% 21.40% to 20.25%      36.44% to 35.70%     36.08% to 34.80%         23.74%

December 31, 2002
  Units                                      4,437            1,398                50,532               23,112         30,450
  Unit Fair Value, Lowest to
   Highest/1/                     $12.20 to $12.89 $12.03 to $12.23        $4.27 to $8.63       $8.52 to $8.66         $10.71
  Net Assets (In Thousands)                    $54              $17                  $434                 $198           $326
  Investment Income Ratio to Net
   Assets/2/                                 1.18%            1.19%                 0.42%                0.24%          1.09%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.40%   0.85% to 1.80%        0.85% to 1.40%       0.85% to 1.80%          1.40%
  Total Return, Lowest to
   Highest/4/                     19.76% to 20.42% 18.99% to 20.12%  (29.52%) to (29.13%) (29.96%) to (29.29%)       (12.79%)

December 31, 2001
  Units                                      4,298            1,968                56,802               10,247         58,419
  Unit Fair Value, Lowest to
   Highest/1/                     $10.19 to $10.70 $10.11 to $10.18       $6.02 to $12.25     $12.16 to $12.24         $12.28
  Net Assets (In Thousands)                    $44              $20                  $691                 $125           $717
  Investment Income Ratio to Net
   Assets/2/                                 3.58%            0.67%                 0.52%                0.02%          1.74%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.40%   0.85% to 1.80%        0.85% to 1.40%       0.85% to 1.80%          1.40%
  Total Return, Lowest to
   Highest/4/                       1.11% to 1.72%   0.41% to 1.37%  (16.20%) to (15.74%) (16.77%) to (15.97%)          5.81%

                                  ---------------------


                                     Mutual Share
                                   Securities Fund B
                                  --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                        121,181
  Unit Fair Value, Lowest to
   Highest/1/                         $13.25 to $12.99
  Net Assets (In Thousands)                     $1,585
  Investment Income Ratio to Net
   Assets/2/                                     0.99%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                         24.09% to 22.92%

December 31, 2002
  Units                                         99,322
  Unit Fair Value, Lowest to
   Highest/1/                         $10.56 to $10.68
  Net Assets (In Thousands)                     $1,054
  Investment Income Ratio to Net
   Assets/2/                                     0.95%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     (13.39%) to (12.56%)

December 31, 2001
  Units                                         45,708
  Unit Fair Value, Lowest to
   Highest/1/                         $12.20 to $12.23
  Net Assets (In Thousands)                       $558
  Investment Income Ratio to Net
   Assets/2/                                     0.36%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                           5.12% to 5.55%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                            Templeton                                        Fidelity
                                            ----------------------------------------- -----------------------------------------

                                                 Franklin             Franklin
                                                 Large-Cap            Large-Cap       Contrafund  Growth         Growth
                                                Growth Fund         Growth Fund B     Portfolio  Portfolio     Portfolio B
                                            -------------------- -------------------- ---------- --------- --------------------
December 31, 2005
  Units                                                                                             3,813               363,370
  Unit Fair Value, Lowest to Highest/1/                                                            $12.17      $55.40 to $49.36
  Net Assets (In Thousands)                                                                           $46                $6,421
  Investment Income Ratio to Net Assets/2/                                                          0.48%                 0.21%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                                                     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                                                4.33%        4.14% to 3.52%

December 31, 2004
  Units                                                                                   3,012     4,116               253,233
  Unit Fair Value, Lowest to Highest/1/                                                  $15.65    $11.66      $53.20 to $47.68
  Net Assets (In Thousands)                                                                 $47       $48                $3,690
  Investment Income Ratio to Net Assets/2/                                                0.33%     0.32%                 0.07%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                                           1.40%     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                                     13.87%     1.94%        3.97% to 3.56%

December 31, 2003
  Units                                                   49,029               25,314     3,061     7,254                88,579
  Unit Fair Value, Lowest to Highest/1/          $8.19 to $12.71     $12.80 to $12.48    $13.74    $11.44      $11.33 to $11.21
  Net Assets (In Thousands)                                 $598                 $322       $42       $83                $1,002
  Investment Income Ratio to Net Assets/2/                 0.76%                0.74%     0.46%     0.34%                 0.04%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   0.85% to 1.40%       0.85% to 1.80%     1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/            26.06% to 25.37%     25.87% to 24.68%    26.68%    31.00%      30.70% to 30.18%

December 31, 2002
  Units                                                   62,103               19,430     3,272     8,263                19,879
  Unit Fair Value, Lowest to Highest/1/          $6.50 to $10.14     $10.01 to $10.17    $10.85     $8.73        $8.61 to $8.67
  Net Assets (In Thousands)                                 $609                 $197       $35       $72                  $172
  Investment Income Ratio to Net Assets/2/                 0.82%                0.74%     0.81%     0.25%                 0.11%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   0.85% to 1.40%       0.85% to 1.80%     1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (24.01%) to (23.59%) (24.56%) to (23.84%)  (10.61%)  (31.08%)  (31.54%) to (31.27%)

December 31, 2001
  Units                                                   72,089                4,517     3,003     7,762                 6,938
  Unit Fair Value, Lowest to Highest/1/          $8.50 to $13.35     $13.27 to $13.35    $12.14    $12.67      $12.58 to $12.61
  Net Assets (In Thousands)                                 $918                  $60       $36       $98                   $87
  Investment Income Ratio to Net Assets/2/                 0.63%                0.08%     0.41%     0.09%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   0.85% to 1.40%       0.85% to 1.80%     1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (12.49%) to (12.01%) (13.02%) to (12.18%)  (13.48%)  (18.79%)  (19.77%) to (19.44%)

                                            --------------

                                               Growth
                                            Opportunities
                                              Portfolio
                                            -------------
December 31, 2005
  Units                                          1,463
  Unit Fair Value, Lowest to Highest/1/          $9.39
  Net Assets (In Thousands)                        $14
  Investment Income Ratio to Net Assets/2/       0.87%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/             7.38%

December 31, 2004
  Units                                          1,649
  Unit Fair Value, Lowest to Highest/1/          $8.74
  Net Assets (In Thousands)                        $14
  Investment Income Ratio to Net Assets/2/       0.53%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/             5.70%

December 31, 2003
  Units                                          1,718
  Unit Fair Value, Lowest to Highest/1/          $8.27
  Net Assets (In Thousands)                        $14
  Investment Income Ratio to Net Assets/2/       0.78%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/            28.07%

December 31, 2002
  Units                                          1,826
  Unit Fair Value, Lowest to Highest/1/          $6.46
  Net Assets (In Thousands)                        $12
  Investment Income Ratio to Net Assets/2/       1.08%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/          (22.93%)

December 31, 2001
  Units                                          1,904
  Unit Fair Value, Lowest to Highest/1/          $8.38
  Net Assets (In Thousands)                        $16
  Investment Income Ratio to Net Assets/2/       0.39%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/          (15.61%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                       Fidelity
                                      ---------------------------------------------------------------------------

                                           Growth
                                            and             Equity             Equity                High
                                      Income Portfolio Income Portfolio  Income Portfolio B   Income Portfolio B
                                      ---------------- ---------------- -------------------- --------------------
December 31, 2005
  Units                                      3,675                 582                30,136
  Unit Fair Value, Lowest to
   Highest/1/                               $12.54              $13.56      $55.59 to $49.54
  Net Assets (In Thousands)                    $46                  $8                  $453
  Investment Income Ratio to Net
   Assets/2/                                 1.44%               1.54%                 1.28%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%      1.40% to 1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/         6.14%               4.40%        4.21% to 3.59%

December 31, 2004
  Units                                      3,750                 850                31,194                7,636
  Unit Fair Value, Lowest to
   Highest/1/                               $11.82              $12.99      $53.35 to $47.82     $17.89 to $15.93
  Net Assets (In Thousands)                    $44                 $11                  $397                  $94
  Investment Income Ratio to Net
   Assets/2/                                 1.10%               1.47%                 1.09%                5.03%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.30% to 1.90%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/         4.32%               9.98%        9.79% to 9.13%       7.97% to 7.32%

December 31, 2003
  Units                                      5,413                 664                20,315                5,317
  Unit Fair Value, Lowest to
   Highest/1/                               $11.33              $11.81      $11.67 to $11.55     $11.49 to $11.37
  Net Assets (In Thousands)                    $61                  $8                  $236                  $61
  Investment Income Ratio to Net
   Assets/2/                                 1.19%               1.78%                 1.41%                3.52%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/        22.05%              28.52%      28.22% to 27.71%     24.99% to 24.49%

December 31, 2002
  Units                                      5,521                 686                13,802                1,547
  Unit Fair Value, Lowest to
   Highest/1/                                $9.28               $9.19        $9.04 to $9.10       $9.13 to $9.19
  Net Assets (In Thousands)                    $51                  $6                  $125                  $14
  Investment Income Ratio to Net
   Assets/2/                                 1.33%               1.75%                 1.05%                0.97%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/      (17.77%)            (18.10%)  (18.63%) to (18.31%)       1.46% to 1.86%

December 31, 2001
  Units                                      5,245                 675                 3,642                   40
  Unit Fair Value, Lowest to
   Highest/1/                               $11.29              $11.22      $11.11 to $11.14       $9.00 to $9.03
  Net Assets (In Thousands)                    $59                  $8                   $40                   $-
  Investment Income Ratio to Net
   Assets/2/                                 1.61%               2.45%                 0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/      (10.02%)             (6.28%)    (6.93%) to (6.55%) (13.51%) to (13.16%)

                                                  American Century
                                      -----------------------------------------

                                            Income
                                              and
                                          Growth Fund       International Fund
                                      -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                            775,779               15,004
  Unit Fair Value, Lowest to
   Highest/1/                               $8.34 to $8.25       $6.93 to $6.85
  Net Assets (In Thousands)                         $6,449                 $104
  Investment Income Ratio to Net
   Assets/2/                                         1.16%                0.72%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/      27.56% to 27.05%     22.78% to 22.29%

December 31, 2002
  Units                                            566,665               13,507
  Unit Fair Value, Lowest to
   Highest/1/                               $6.49 to $6.54       $5.60 to $5.64
  Net Assets (In Thousands)                         $3,697                  $76
  Investment Income Ratio to Net
   Assets/2/                                         0.83%                0.59%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/  (20.81%) to (20.49%) (21.79%) to (21.48%)

December 31, 2001
  Units                                            242,625                6,562
  Unit Fair Value, Lowest to
   Highest/1/                               $8.20 to $8.22       $7.17 to $7.19
  Net Assets (In Thousands)                         $1,993                  $47
  Investment Income Ratio to Net
   Assets/2/                                         0.40%                0.11%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/   (10.00%) to (9.63%) (30.45%) to (30.17%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                              American Century                                        Dreyfus
                                            -------------------- -----------------------------------------------

                                                                  Stock
                                                                  Index       Stock Index      Disciplined Stock
                                                 Value Fund       Fund          Fund B             Portfolio
                                            -------------------- -------- -------------------- -----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                             8,251               47,201
  Unit Fair Value, Lowest to Highest/1/                             $8.47       $8.36 to $8.24
  Net Assets (In Thousands)                                           $70                 $392
  Investment Income Ratio to Net Assets/2/                          1.69%                1.37%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                     1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                9.10%       8.81% to 8.38%

December 31, 2003
  Units                                                  129,841   11,280               58,817        2,847
  Unit Fair Value, Lowest to Highest/1/         $13.62 to $13.47    $7.77       $7.69 to $7.60        $7.35
  Net Assets (In Thousands)                               $1,762      $88                 $450          $21
  Investment Income Ratio to Net Assets/2/                 1.07%    1.50%                1.25%        0.76%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%    1.40%       1.40% to 1.80%        1.40%
  Total Return, Lowest to Highest/4/            27.17% to 26.66%   26.58%     26.28% to 25.77%       21.81%

December 31, 2002
  Units                                                  131,233   11,911               59,105        3,367
  Unit Fair Value, Lowest to Highest/1/         $10.64 to $10.71    $6.14       $6.04 to $6.09        $6.04
  Net Assets (In Thousands)                               $1,402      $73                 $359          $20
  Investment Income Ratio to Net Assets/2/                 0.80%    1.27%                1.51%        0.45%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%    1.40%       1.40% to 1.80%        1.40%
  Total Return, Lowest to Highest/4/        (14.18%) to (13.84%) (23.44%) (23.93%) to (23.63%)     (23.69%)

December 31, 2001
  Units                                                   99,686   15,789                  358        7,556
  Unit Fair Value, Lowest to Highest/1/         $12.39 to $12.43    $8.01       $7.95 to $7.97        $7.91
  Net Assets (In Thousands)                               $1,238     $127                   $3          $60
  Investment Income Ratio to Net Assets/2/                 0.51%    1.09%                0.68%        0.48%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%    1.40%       1.40% to 1.80%        1.40%
  Total Return, Lowest to Highest/4/            10.80% to 11.25% (13.41%) (14.04%) to (13.69%)     (14.48%)

                                            ----------------------------------

                                                                   Capital
                                             Disciplined Stock   Appreciation
                                                Portfolio B       Portfolio
                                            -------------------- ------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    5,366     20,588
  Unit Fair Value, Lowest to Highest/1/           $7.29 to $7.21      $8.72
  Net Assets (In Thousands)                                  $39       $179
  Investment Income Ratio to Net Assets/2/                 0.70%      1.42%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/            21.60% to 21.11%     19.49%

December 31, 2002
  Units                                                    5,344     21,971
  Unit Fair Value, Lowest to Highest/1/           $5.95 to $6.00      $7.30
  Net Assets (In Thousands)                                  $32       $160
  Investment Income Ratio to Net Assets/2/                 0.55%      0.68%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/        (24.10%) to (23.80%)   (17.87%)

December 31, 2001
  Units                                                    5,505     41,676
  Unit Fair Value, Lowest to Highest/1/           $7.85 to $7.87      $8.88
  Net Assets (In Thousands)                                  $43       $370
  Investment Income Ratio to Net Assets/2/                 0.55%      0.99%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/        (15.01%) to (14.67%)   (10.58%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                    Dreyfus                         INVESCO
                              -------------------- ----------------------------------------- ------------------

                                    Capital
                                  Appreciation           Dynamics            High Yield          High Yield
                                  Portfolio B              Fund                 Fund             Portfolio
                              -------------------- -------------------- -------------------- ------------------
December 31, 2005
  Units                                                                                                  65,343
  Unit Fair Value, Lowest to
   Highest/1/                                                                                  $13.31 to $12.71
  Net Assets (In Thousands)                                                                                $853
  Investment Income Ratio
   to Net Assets/2/                                                                                       6.51%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                                                                          1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                                    2.78% to 2.17%

December 31, 2004
  Units                                                                                                  55,309
  Unit Fair Value, Lowest to
   Highest/1/                                                                                  $12.95 to $12.44
  Net Assets (In Thousands)                                                                                $702
  Investment Income Ratio
   to Net Assets/2/                                                                                       6.60%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                                                                          1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                                    8.14% to 7.50%

December 31, 2003
  Units                                    215,401              382,062               24,052             48,681
  Unit Fair Value, Lowest to
   Highest/1/                       $8.62 to $8.53       $6.57 to $6.50       $8.88 to $8.78   $11.76 to $11.63
  Net Assets (In Thousands)                 $1,850               $2,503                 $213               $572
  Investment Income Ratio
   to Net Assets/2/                          1.30%                0.00%                5.98%              7.12%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     19.15% to 18.67%     35.91% to 35.37%     23.30% to 22.81%   21.23% to 20.74%

December 31, 2002
  Units                                    164,640              304,467               28,086              9,092
  Unit Fair Value, Lowest to
   Highest/1/                       $7.19 to $7.24       $4.80 to $4.84       $7.15 to $7.20     $9.63 to $9.70
  Net Assets (In Thousands)                 $1,188               $1,469                 $202                $88
  Investment Income Ratio
   to Net Assets/2/                          1.31%                0.00%               10.57%              7.30%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (18.38%) to (18.05%) (33.12%) to (32.85%)   (3.06%) to (2.67%) (2.95%) to (2.56%)

December 31, 2001
  Units                                     66,102              129,944               28,370              1,666
  Unit Fair Value, Lowest to
   Highest/1/                       $8.81 to $8.83       $7.18 to $7.20       $7.37 to $7.40     $9.92 to $9.95
  Net Assets (In Thousands)                   $583                 $935                 $210                $17
  Investment Income Ratio
   to Net Assets/2/                          1.17%                0.00%               14.73%              7.70%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (11.25%) to (10.89%) (32.38%) to (32.09%) (16.46%) to (16.10%)     0.50% to 0.91%

                                      PIMCO
                              ----------------------------------------
                                                      StocksPLUS
                                                        Growth
                                 Low Duration            and
                                  Portfolio        Income Portfolio
                              ------------------ --------------------
December 31, 2005
  Units                                   45,882               24,691
  Unit Fair Value, Lowest to
   Highest/1/                   $12.21 to $11.71     $13.44 to $12.81
  Net Assets (In Thousands)                 $553                 $226
  Investment Income Ratio
   to Net Assets/2/                        2.81%                2.29%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.30% to 1.90%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                 (0.29%) to (0.88%)       2.16% to 1.55%

December 31, 2004
  Units                                   46,341               27,490
  Unit Fair Value, Lowest to
   Highest/1/                   $12.24 to $11.82     $13.15 to $12.61
  Net Assets (In Thousands)                 $561                 $246
  Investment Income Ratio
   to Net Assets/2/                        1.43%                1.73%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.30% to 1.90%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                   0.52% to (0.09%)       9.38% to 8.72%

December 31, 2003
  Units                                   44,002               25,384
  Unit Fair Value, Lowest to
   Highest/1/                   $12.09 to $11.96       $8.20 to $8.11
  Net Assets (In Thousands)                 $531                 $208
  Investment Income Ratio
   to Net Assets/2/                        1.70%                2.40%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     0.93% to 0.52%     28.57% to 28.06%

December 31, 2002
  Units                                   28,815               12,361
  Unit Fair Value, Lowest to
   Highest/1/                   $11.90 to $11.98       $6.34 to $6.38
  Net Assets (In Thousands)                 $345                  $79
  Investment Income Ratio
   to Net Assets/2/                        3.39%                3.37%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     5.15% to 5.57% (21.65%) to (21.33%)

December 31, 2001
  Units                                   14,221                4,295
  Unit Fair Value, Lowest to
   Highest/1/                   $11.32 to $11.35       $8.09 to $8.11
  Net Assets (In Thousands)                 $161                  $35
  Investment Income Ratio
   to Net Assets/2/                        5.18%                5.10%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     5.70% to 6.12% (13.03%) to (12.61%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                          PIMCO                   Scudder I
                                                                     ---------------- ----------------------------------


                                                                       Total Return   International    International
                                                                        Portfolio       Portfolio       Portfolio B
                                                                     ---------------- ------------- --------------------
December 31, 2005
  Units                                                                       215,346
  Unit Fair Value, Lowest to Highest/1/                              $13.38 to $13.13
  Net Assets (In Thousands)                                                    $2,865
  Investment Income Ratio to Net Assets/2/                                      3.36%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   1.03% to 0.63%

December 31, 2004
  Units                                                                       238,348
  Unit Fair Value, Lowest to Highest/1/                              $13.24 to $13.04
  Net Assets (In Thousands)                                                    $3,143
  Investment Income Ratio to Net Assets/2/                                      2.46%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   3.39% to 2.97%

December 31, 2003
  Units                                                                       239,749     15,512                 145,481
  Unit Fair Value, Lowest to Highest/1/                              $12.81 to $12.67      $6.21          $6.19 to $6.12
  Net Assets (In Thousands)                                                    $3,061        $96                    $896
  Investment Income Ratio to Net Assets/2/                                      2.83%      0.76%                   0.53%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%      1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   3.60% to 3.18%     25.98%        25.75% to 25.24%

December 31, 2002
  Units                                                                       255,114     16,042                 110,635
  Unit Fair Value, Lowest to Highest/1/                              $12.28 to $12.36      $4.93          $4.88 to $4.92
  Net Assets (In Thousands)                                                    $3,148        $79                    $543
  Investment Income Ratio to Net Assets/2/                                      4.15%      0.89%                   0.51%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%      1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   7.14% to 7.57%   (19.50%)    (20.07%) to (19.75%)

December 31, 2001
  Units                                                                       132,530     24,880                  43,558
  Unit Fair Value, Lowest to Highest/1/                              $11.46 to $11.49      $6.12          $6.11 to $6.13
  Net Assets (In Thousands)                                                    $1,522       $152                    $266
  Investment Income Ratio to Net Assets/2/                                      3.95%      0.35%                   0.00%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%      1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   6.44% to 6.87%   (31.83%)    (32.05%) to (31.78%)

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.

                                                                    (Concluded)

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
      (a wholly owned subsidiary of MetLife Investors Insurance Company)

                             FINANCIAL STATEMENTS

                              for the Years Ended
                       December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Board of Directors and Stockholder of
      MetLife Investors Insurance Company of California:

          We have audited the accompanying balance sheets of MetLife Investors Insurance Company of California (the "Company") as of December 31, 2005 and 2004, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company of California at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

          As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                                   BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                        2005       2004
                                                                     ----------  --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value
   (amortized cost: $219,698 and $203,730, respectively)             $  219,095  $206,574
 Mortgage loans on real estate                                            9,560    10,298
 Policy loans                                                             1,324     1,199
                                                                     ----------  --------
   Total investments                                                    229,979   218,071
Cash and cash equivalents                                                   354     4,626
Accrued investment income                                                 2,652     2,070
Premiums and other receivables                                            5,620     5,936
Deferred policy acquisition costs and value of business acquired         52,909    44,411
Current income taxes receivable                                               -     1,833
Other assets                                                             11,731     8,485
Separate account assets                                                 715,974   598,459
                                                                     ----------  --------
   Total assets                                                      $1,019,219  $883,891
                                                                     ==========  ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                              $   22,349  $ 10,140
 Policyholder account balances                                          179,898   184,821
 Other policyholder funds                                                 1,957       669
 Current income taxes payable                                             1,956         -
 Deferred income taxes payable                                            6,784     5,912
 Other liabilities                                                        2,488     2,313
 Separate account liabilities                                           715,974   598,459
                                                                     ----------  --------
   Total liabilities                                                    931,406   802,314
                                                                     ----------  --------

Stockholder's Equity:
Common stock, par value $233.34 per share; 30,000 shares authorized;
   12,000 shares issued and outstanding                                   2,800     2,800
Additional paid-in capital                                               67,802    67,802
Retained earnings                                                        17,637     9,952
Accumulated other comprehensive income (loss)                              (426)    1,023
                                                                     ----------  --------
   Total stockholder's equity                                            87,813    81,577
                                                                     ----------  --------
   Total liabilities and stockholder's equity                        $1,019,219  $883,891
                                                                     ==========  ========

                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                 2005     2004     2003
                                                               -------  -------  -------
REVENUES
Premiums                                                       $12,309  $ 1,722  $   (38)
Universal life and investment-type product policy fees          11,614    9,701    6,144
Net investment income                                           11,192    9,201    9,755
Other revenues                                                   1,229      804      428
Net investment gains (losses)                                   (1,318)     397   (1,017)
                                                               -------  -------  -------
   Total revenues                                               35,026   21,825   15,272
                                                               -------  -------  -------

EXPENSES
Policyholder benefits and claims                                13,249    2,428    1,535
Interest credited to policyholder account balances               7,091    7,437    7,506
Other expenses                                                   3,642    3,834    3,323
                                                               -------  -------  -------
   Total expenses                                               23,982   13,699   12,364
                                                               -------  -------  -------

Income before provision for income taxes                        11,044    8,126    2,908
Provision for income taxes                                       3,359    2,450      856
                                                               -------  -------  -------
Income before cumulative effect of change in accounting          7,685    5,676    2,052
Cumulative effect of change in accounting, net of income taxes       -      (93)       -
                                                               -------  -------  -------
Net income                                                     $ 7,685  $ 5,583  $ 2,052
                                                               =======  =======  =======




                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                                     ACCUMULATED
                                                                ADDITIONAL              OTHER
                                                         COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                         STOCK   CAPITAL   EARNINGS INCOME (LOSS)  TOTAL
                                                         ------ ---------- -------- ------------- -------
BALANCE AT JANUARY 1, 2003                               $2,800  $31,802   $ 2,317     $   994    $37,913
 Capital contribution                                             11,000                           11,000
Comprehensive income (loss):
 Net income                                                                  2,052                  2,052
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                             (176)      (176)
                                                                                                  -------
 Comprehensive income (loss)                                                                        1,876
                                                         ------------------------------------------------
BALANCE AT DECEMBER 31, 2003                              2,800   42,802     4,369         818     50,789
 Capital contribution                                             25,000                           25,000
Comprehensive income (loss):
 Net income                                                                  5,583                  5,583
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                              205        205
                                                                                                  -------
 Comprehensive income (loss)                                                                        5,788
                                                         ------------------------------------------------
BALANCE AT DECEMBER 31, 2004                              2,800   67,802     9,952       1,023     81,577
Comprehensive income (loss):
 Net income                                                                  7,685                  7,685
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                           (1,449)    (1,449)
                                                                                                  -------
 Comprehensive income (loss)                                                                        6,236
                                                         ------------------------------------------------
BALANCE AT DECEMBER 31, 2005                             $2,800  $67,802   $17,637     $  (426)   $87,813
                                                         ================================================


                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                                            2005       2004       2003
                                                                                         ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                               $   7,685  $   5,583  $   2,052
 Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net      1,103      1,169        985
   (Gains) losses from sales of investments, net                                             1,318       (397)       772
   Interest credited to policyholder account balances                                        7,091      7,437      7,506
   Universal life and investment-type product policy fees                                  (11,614)    (9,701)    (6,144)
   Change in accrued investment income                                                        (582)       151       (507)
   Change in premiums and other receivables                                                    429     (4,632)     3,500
   Change in deferred policy acquisition costs, net                                         (7,280)    (6,061)    (9,326)
   Change in insurance-related liabilities                                                  12,181      2,298       (250)
   Change in income taxes payable                                                            5,441      1,157      1,222
   Change in other assets                                                                    7,552      7,714      2,547
   Change in other liabilities                                                                 174     (1,102)     2,854
                                                                                         ---------  ---------  ---------
Net cash provided by operating activities                                                   23,498      3,616      5,211
                                                                                         ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                        113,217     65,809     74,169
   Mortgage loans on real estate                                                             1,001        791        949
 Purchases of:
   Fixed maturities                                                                       (131,812)   (82,547)  (131,055)
   Mortgage loans on real estate                                                              (268)    (7,762)      (738)
 Net change in policy loans                                                                   (125)      (110)       (44)
 Other, net                                                                                    (21)       232       (187)
                                                                                         ---------  ---------  ---------
Net cash used in investing activities                                                      (18,008)   (23,587)   (56,906)
                                                                                         ---------  ---------  ---------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                141,932    161,842    214,204
   Withdrawals                                                                            (151,694)  (175,033)  (177,900)
 Capital contribution                                                                            -     25,000     11,000
                                                                                         ---------  ---------  ---------
Net cash (used in) provided by financing activities                                         (9,762)    11,809     47,304
                                                                                         ---------  ---------  ---------
Change in cash and cash equivalents                                                         (4,272)    (8,162)    (4,391)
Cash and cash equivalents, beginning of year                                                 4,626     12,788     17,179
                                                                                         ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                   $     354  $   4,626  $  12,788
                                                                                         =========  =========  =========
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the period for:
   Interest                                                                              $       -  $       2  $     107
                                                                                         =========  =========  =========
   Income taxes                                                                          $  (2,080) $   2,080  $     (20)
                                                                                         =========  =========  =========

                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company of California (the "Company"), a California domiciled life insurance company, is a wholly owned subsidiary of MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company. MLIIC is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). On October 1, 2004 MLIIC, was sold by Cova Corporation ("Cova"), a wholly owned subsidiary of MetLife, to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, universal life, and variable life. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or morbidity risk to the Company, but rather represent investment deposits by the policyholders.

      BASIS OF PRESENTATION

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2005 presentation.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA"); (iv) the liability for future policyholder benefits; (v) the liability for litigation and regulatory matters; and (vi) accounting for reinsurance. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost;
      (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including term life and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%;
      (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and
      (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Policy loans are stated at unpaid principal balances.

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for universal life, and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investments appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating term life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      SALES INDUCEMENTS

      The Company has two different types of sales inducements in which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005, 2004, and 2003. Goodwill was $2,278 thousand as of December 31, 2005, 2004 and 2003.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. Policyholder account balances are equal to policy account values, which consist of an accumulation of gross premium payments; and credited interest, ranging from 2% to 14%, less expenses, mortality charges, and withdrawals.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts relating to certain life policies as follows:

         . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

         . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

         . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, included in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $120 thousand at December 31, 2005.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The fair value of the GMWBs are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues primarily include advisory fees. Such fees are recognized in the period in which services are performed.

      FEDERAL INCOME TAXES

      The Company files a consolidated federal income tax return with MLIIC. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that is more likely than not that deferred income tax assets will not be realized.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for underlying contracts. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts. See "--Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the Separate Accounts, primarily including policy administration fees and investment management fees.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"), SFAS 155 amends SFAS 133 and SFAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. SFAS 155 will be applied prospectively and is effective for all financial instruments required or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's financial statements.

     . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97 ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company increased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and VOBA and unearned revenue liability offsets under certain variable annuity contracts by approximately $93 thousand, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $207 thousand including, the cumulative effect of the adoption.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


2.  INVESTMENTS

      FIXED MATURITIES AVAILABLE-FOR-SALE BY SECTOR

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and the percentage of the total fixed maturities holdings that each sector represents at:

                                                DECEMBER 31, 2005
                                     ------------------------------------------
                                      COST OR  GROSS UNREALIZED ESTIMATED
                                     AMORTIZED ----------------   FAIR    % OF
                                       COST    GAIN     LOSS      VALUE   TOTAL
                                     ---------  ------  ------  --------- -----
                                                  (IN THOUSANDS)
   U.S. corporate securities         $128,471  $1,411   $1,691  $128,191   58.5%
   Residential mortgage-backed
     securities                        23,507      59      208    23,358   10.6
   Foreign corporate securities        12,414     211       83    12,542    5.7
   U.S. treasury / agency securities   14,598     114        3    14,709    6.7
   Commercial mortgage-backed
     securities                        31,482       -      654    30,828   14.1
   Asset-backed securities              6,982       1       38     6,945    3.2
   Foreign government securities        2,244     278        -     2,522    1.2
                                     --------   ------  ------  --------  -----
       Total fixed maturities        $219,698  $2,074   $2,677  $219,095  100.0%
                                     ========   ======  ======  ========  =====

                                                DECEMBER 31, 2004
                                     ------------------------------------------
                                      COST OR  GROSS UNREALIZED ESTIMATED
                                     AMORTIZED ----------------   FAIR    % OF
                                       COST     GAIN     LOSS     VALUE   TOTAL
                                     ---------  ------  ------  --------- -----
                                                  (IN THOUSANDS)
   U.S. corporate securities         $106,954  $2,899   $  425  $109,428   53.0%
   Residential mortgage-backed
     securities                        23,977     252       33    24,196   11.7
   Foreign corporate securities         6,785     282       12     7,055    3.4
   U.S. treasury / agency securities   31,963      94       58    31,999   15.5
   Commercial mortgage-backed
     securities                        24,593       4      150    24,447   11.8
   Asset-backed securities              9,458      28       37     9,449    4.6
                                     --------   ------  ------  --------  -----
       Total fixed maturities        $203,730  $3,559   $  715  $206,574  100.0%
                                     ========   ======  ======  ========  =====

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $10,213 thousand and $5,668 thousand at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $421 thousand and $311 thousand at December 31, 2005 and 2004, respectively. The Company did not have any non-income producing fixed maturities at December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                  DECEMBER 31,
                                     ---------------------------------------
                                            2005                2004
                                     ------------------- -------------------
                                      COST OR  ESTIMATED  COST OR  ESTIMATED
                                     AMORTIZED   FAIR    AMORTIZED   FAIR
                                       COST      VALUE     COST      VALUE
                                     --------- --------- --------- ---------
                                                 (IN THOUSANDS)
    Due in one year or less          $ 21,417  $ 21,317  $  7,854  $  7,952
    Due after one year through five
      years                            55,223    55,075    93,443    95,035
    Due after five years through ten
      years                            64,144    64,508    39,395    40,316
    Due after ten years                16,943    17,064     5,010     5,179
                                     --------  --------  --------  --------
        Subtotal                      157,727   157,964   145,702   148,482
    Mortgage-backed, commercial
      mortgage-backed and other
      asset-backed securities          61,971    61,131    58,028    58,092
                                     --------  --------  --------  --------
        Total fixed maturities       $219,698  $219,095  $203,730  $206,574
                                     ========  ========  ========  ========

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales or disposals of fixed maturities classified as available-for-sale were as follows:

                                        YEARS ENDED DECEMBER 31,
                                       -------------------------
                                         2005     2004     2003
                                       -------  -------  -------
                                             (IN THOUSANDS)
               Proceeds                $91,527  $27,334  $28,913
               Gross investment gains  $    90  $   735  $   868
               Gross investment losses $(1,400) $  (234) $  (228)

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      There were no writedowns for other-than-temporarily impaired available-for-sale fixed maturities during 2005. Gross investment losses above exclude writedowns recorded during 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities of $64 thousand and $1,657 thousand, respectively.

      The Company periodically disposes of fixed maturities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                        DECEMBER 31, 2005
                                  --------------------------------------------------------------
                                                     EQUAL TO OR GREATER THAN
                                  LESS THAN 12 MONTHS       12 MONTHS              TOTAL
                                  -------------------- -------------------- --------------------
                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                    VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                  --------- ---------- --------- ---------- --------- ----------
                                           (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities         $ 43,576    $1,051    $27,148     $640    $ 70,724    $1,691
Residential mortgage-backed
  securities                        19,301       208          -        -      19,301       208
Foreign corporate securities         5,209        64        983       19       6,192        83
U.S. treasury / agency securities    1,289         3          -        -       1,289         3
Commercial mortgage-backed
  securities                        29,861       645        967        9      30,828       654
Asset-backed securities              6,729        38        174        -       6,903        38
                                  --------    ------    -------     ----    --------    ------
   Total fixed maturities         $105,965    $2,009    $29,272     $668    $135,237    $2,677
                                  ========    ======    =======     ====    ========    ======
Total number of securities in an
  unrealized loss position              45                   14                   59
                                  ========              =======             ========

                                                        DECEMBER 31, 2004
                                  --------------------------------------------------------------
                                                     EQUAL TO OR GREATER THAN
                                  LESS THAN 12 MONTHS       12 MONTHS              TOTAL
                                  -------------------- -------------------- --------------------
                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                    VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                  --------- ---------- --------- ---------- --------- ----------
                                           (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities          $43,225     $389     $1,964      $36      $45,189     $425
Residential mortgage-backed
  securities                         6,686       33          -        -        6,686       33
Foreign corporate securities           992       12          -        -          992       12
U.S. treasury / agency securities    6,936       58          -        -        6,936       58
Commercial mortgage-backed
  securities                        20,148      150          -        -       20,148      150
Asset-backed securities              6,178       37          -        -        6,178       37
                                   -------     ----     ------      ---      -------     ----
   Total fixed maturities          $84,165     $679     $1,964      $36      $86,129     $715
                                   =======     ====     ======      ===      =======     ====
Total number of securities in an
  unrealized loss position              39                   1                    40
                                   =======              ======               =======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities securities at December 31, 2005 and December 31, 2004, where the estimated fair value had declined and remained below cost or amortized cost by less then 20%, or 20% or more for:

                                                    DECEMBER 31, 2005
                                    ------------------------------------------------------
                                        COST OR      GROSS UNREALIZED    NUMBER OF
                                     AMORTIZED COST       LOSSES         SECURITIES
                                    ---------------- ---------------- --------------------
                                    LESS THAN 20% OR LESS THAN 20% OR LESS THAN   20% OR
                                       20%     MORE     20%     MORE     20%       MORE
                                    --------- ------ --------- ------ ---------   ------
                                       (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months                $ 91,162  $    -  $1,579   $    -     39          -
Six months or greater but less than
  nine months                          5,716       -     221        -      1          -
Nine months or greater but less
  than twelve months                  11,096       -     209        -      5          -
Twelve months or greater              29,940       -     668        -     14          -
                                    --------  ------  ------   ------   ----      -----
   Total                            $137,914  $    -  $2,677   $    -     59          -
                                    ========  ======  ======   ======   ====      =====

                                                    DECEMBER 31, 2004
                                    ------------------------------------------------------
                                        COST OR      GROSS UNREALIZED
                                     AMORTIZED COST       LOSSES      NUMBER OF SECURITIES
                                    ---------------- ---------------- --------------------
                                    LESS THAN 20% OR LESS THAN 20% OR LESS THAN   20% OR
                                       20%     MORE     20%     MORE     20%       MORE
                                    --------- ------ --------- ------ ---------   ------
                                       (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months                $ 51,618  $    -  $  302   $    -     25          -
Six months or greater but less than
  nine months                         25,087       -     274        -     10          -
Nine months or greater but less
  than twelve months                   8,139       -     103        -      4          -
Twelve months or greater               2,000       -      36        -      1          -
                                    --------  ------  ------   ------   ----      -----
   Total                            $ 86,844  $    -  $  715   $    -     40          -
                                    ========  ======  ======   ======   ====      =====

      As of December 31, 2005, $2,677 thousand of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $715 thousand of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

      As of December 31, 2005 and 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      MORTGAGE LOANS ON REAL ESTATE

      The Company had commercial mortgage loans on real estate of $9,560 thousand and $10,298 thousand at December 31, 2005 and 2004, respectively.

      Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2005, approximately 51%, 20%, and 10% of the properties were located in California, Puerto Rico, and Texas, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      There were no valuation allowances on mortgage loans on real estate as of December 31, 2005 and 2004. There were no impaired or restructured mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003. There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                           YEARS ENDED DECEMBER 31,
                                           -----------------------
                                             2005     2004    2003
                                           -------   ------  ------
                                               (IN THOUSANDS)
             Fixed maturities              $10,329   $8,600  $9,252
             Mortgage loans on real estate     523      451     271
             Policy loans                       98       90      60
             Cash and cash equivalents         277      106     186
             Other                             (25)     (30)      -
                                           -------   ------  ------
                 Total                      11,202    9,217   9,769
             Less: Investment expenses          10       16      14
                                           -------   ------  ------
                 Net investment income     $11,192   $9,201  $9,755
                                           =======   ======  ======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                              YEARS ENDED DECEMBER 31,
                                              ----------------------
                                                2005    2004    2003
                                              -------   ----  -------
                                                  (IN THOUSANDS)
          Fixed maturities                    $(1,310)  $437  $(1,017)
          Mortgage loans on real estate            13    (40)       -
          Other                                   (21)     -        -
                                              -------   ----  -------
              Net investment gains (losses)   $(1,318)  $397  $(1,017)
                                              =======   ====  =======

      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                    2005    2004     2003
                                                   -----  -------  -------
                                                        (IN THOUSANDS)
    Fixed maturities                               $(603) $ 2,844  $ 2,481
    Other invested assets                            (73)     (73)     (73)
                                                   -----  -------  -------
        Total                                       (676)   2,771    2,408
                                                   -----  -------  -------
    Amounts related to:
        DAC and VOBA                                  21   (1,197)  (1,150)
    Deferred income taxes                            229     (551)    (440)
                                                   -----  -------  -------
        Total                                        250   (1,748)  (1,590)
                                                   -----  -------  -------
        Net unrealized investment gains (losses)   $(426) $ 1,023  $   818
                                                   =====  =======  =======

      The changes in net unrealized investment gains (losses) were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     ------------------------
                                                       2005    2004     2003
                                                     -------  ------  -------
                                                          (IN THOUSANDS)
  Balance, beginning of year                         $ 1,023  $  818  $   994
  Unrealized gains (losses) during the year           (3,447)    363   (2,898)
  Unrealized gains (losses) relating to:
      DAC and VOBA                                     1,218     (47)   2,627
  Deferred income taxes                                  780    (111)      95
                                                     -------  ------  -------
  Balance, end of year                               $  (426) $1,023  $   818
                                                     =======  ======  =======
  Net change in unrealized investment gains (losses) $(1,449) $  205  $  (176)
                                                     =======  ======  =======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


3.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                DEFERRED
                                                 POLICY    VALUE OF
                                               ACQUISITION BUSINESS
                                                  COSTS    ACQUIRED  TOTAL
                                               ----------- -------- -------
                                                      (IN THOUSANDS)
    Balance at January 1, 2003                   $14,776   $11,423  $26,199
      Capitalizations                             11,719         -   11,719
                                                 -------   -------  -------
            Total                                 26,495    11,423   37,918
                                                 -------   -------  -------
      Less amortization related to:
        Net investment gains (losses)               (144)     (101)    (245)
        Unrealized investment gains (losses)        (931)   (1,696)  (2,627)
        Other expenses                             1,273     1,120    2,393
                                                 -------   -------  -------
            Total amortization                       198      (677)    (479)
                                                 -------   -------  -------
    Balance at December 31, 2003                  26,297    12,100   38,397
      Capitalizations                              9,066         -    9,066
                                                 -------   -------  -------
            Total                                 35,363    12,100   47,463
                                                 -------   -------  -------
      Less amortization related to:
        Net investment gains (losses)                 43        30       73
        Unrealized investment gains (losses)         (34)       81       47
        Other expenses                             2,794       116    2,910
                                                 -------   -------  -------
            Total amortization                     2,803       227    3,030
                                                 -------   -------  -------
      Less dispositions and other                    (22)        -      (22)
                                                 -------   -------  -------
    Balance at December 31, 2004                  32,538    11,873   44,411
      Capitalizations                              8,306         -    8,306
                                                 -------   -------  -------
            Total                                 40,844    11,873   52,717
                                                 -------   -------  -------
      Less amortization related to:
        Net investment gains (losses)               (112)      (79)    (191)
        Unrealized investment gains (losses)        (591)     (627)  (1,218)
        Other expenses                               478       739    1,217
                                                 -------   -------  -------
            Total amortization                      (225)       33     (192)
                                                 -------   -------  -------
    Balance at December 31, 2005                 $41,069   $11,840  $52,909
                                                 =======   =======  =======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $865 thousand in 2006, $922 thousand in 2007, $933 thousand in 2008, $923 thousand in 2009, and $914 thousand in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      In the normal course of business the Company reviews and updates the assumptions used in establishing DAC and VOBA amortization. During 2005, the Company revised its assumptions to include the impact of variable annuity rider fees. As a result of the updated assumption, the Company re-estimated the amortization since inception and recorded a benefit of $800 thousand, before income tax, causing a decrease in amortization related to other expenses for the year ended December 31, 2005. During 2004 the Company updated significant parts of the underlying assumptions used to establish DAC and VOBA amortization. As a result of the updated assumption, the Company re-estimated the amortization since inception and recorded a charge of $1,000 thousand, before income tax, causing an increase in amortization related to other expenses for the year ended December 31, 2004.

      The events described above that impacted DAC and VOBA amortization had a similar impact on the amortization of sales inducements. For the year ended December 31, 2005, the Company recorded a benefit of $100 thousand, before income tax, causing a decrease in amortization. For the year ended December 31, 2004, the Company recorded a charge of $100 thousand, before income tax, causing an increase in amortization.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the balance sheet, are as follows:

                                        YEARS ENDED DECEMBER 31,
                                        ----------------------
                                           2005         2004
                                        ----------   ----------
                                            (IN THOUSANDS)
                 Balance at January 1   $    6,092   $    4,686
                 Capitalization              2,197        1,832
                 Amortization                 (176)        (426)
                                        ----------   ----------
                 Balance at December 31 $    8,113   $    6,092
                                        ==========   ==========

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

      The Company had the following types of guarantees relating to annuity contracts at:

                                                     DECEMBER 31,
                              --------------------------------------------------------
                                          2005                          2004
                              --------------------------    --------------------------
                                  IN THE          AT            IN THE          AT
                              EVENT OF DEATH ANNUITIZATION  EVENT OF DEATH ANNUITIZATION
                              -------------- -------------  -------------- -------------
                                                    (IN THOUSANDS)
Return of Net Deposits
Account value                   $ 160,164            N/A      $  98,041            N/A
Net amount at risk              $      51(1)         N/A      $     131(1)         N/A
Average attained age of
  contractholders                63 years            N/A       62 years            N/A
Anniversary Contract Value or
  Minimum Return
Account value                   $ 567,426      $ 418,646      $ 487,839      $ 337,793
Net amount at risk              $   6,886(1)   $   2,562(2)   $   6,411(1)   $   1,628(2)
Average attained age of
  contractholders                63 years       60 years       63 years       59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $1,800 thousand and $1,100 thousand, at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      for the same amounts. Therefore, the Company has no net liability at December 31, 2005 and December 31, 2004.

      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                          -----------------
                                            2005     2004
                                          -------- --------
                                           (IN THOUSANDS)
                    Mutual Fund Groupings
                        Equity            $491,468 $359,473
                        Bond                43,929   47,162
                        Balanced            34,891   31,910
                        Money Market         9,075    8,117
                        Specialty            7,512    7,084
                                          -------- --------
                            Total         $586,875 $453,746
                                          ======== ========

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $715,974 thousand and $598,459 thousand at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $8,920 thousand, $7,719 thousand and $5,315 thousand for the years ended December 31, 2005, 2004 and 2003, respectively.

      For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      basis for risks of specific characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company currently reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ----------------------
                                                              2005     2004    2003
                                                            -------   ------  -----
                                                                (IN THOUSANDS)
Direct premiums earned                                      $12,388   $1,827  $ 417
Reinsurance ceded                                               (79)    (105)  (455)
                                                            -------   ------  -----
Net premiums earned                                         $12,309   $1,722  $ (38)
                                                            =======   ======  =====
Reinsurance recoveries netted against policyholder benefits $   128   $   56  $   -
                                                            =======   ======  =====

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in premiums and other receivables, were $130 thousand and $82 thousand at December 31, 2005 and 2004, respectively. The Company had no reinsurance recoverables, included in other receivables, at December 31, 2003.

5.  INCOME TAXES

      The provision for income taxes was as follows:

                                           YEARS ENDED DECEMBER 31,
                                           -----------------------
                                            2005    2004    2003
                                           ------  ------  ------
                                              (IN THOUSANDS)
                Current:
                    Federal                $1,706  $  507  $ (840)
                Deferred:
                    Federal                 1,653   1,943   1,696
                                           ------  ------  ------
                Provision for income taxes $3,359  $2,450  $  856
                                           ======  ======  ======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                               YEARS ENDED DECEMBER 31,
                                               ----------------------
                                                2005     2004    2003
                                               ------   ------  ------
                                                   (IN THOUSANDS)
         Tax provision at U.S. statutory rate  $3,865   $2,844  $1,018
         Tax effect of:
             Tax preferred investment income     (560)    (375)   (162)
             Other, net                            54      (19)      -
                                               ------   ------  ------
             Provision for income taxes        $3,359   $2,450  $  856
                                               ======   ======  ======

      Deferred income taxes represent the tax effect of the differences between the book and the tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       DECEMBER 31,
                                                     ----------------
                                                       2005     2004
                                                     -------  -------
                                                      (IN THOUSANDS)
         Deferred income tax assets:
         Liability for future policy benefits        $ 8,254  $ 7,218
         Tax basis of intangible assets purchased        241      311
         Investments                                   1,078      675
         Net unrealized investment losses                229        -
         Loss and credit carryforwards                   724      447
                                                     -------  -------
             Total deferred income tax assets         10,526    8,651
                                                     -------  -------
         Deferred income tax liabilities:
         Deferred policy acquisition costs            16,247   13,160
         Net unrealized investment gains                   -      551
         Other, net                                    1,063      852
                                                     -------  -------
             Total deferred income tax liabilities    17,310   14,563
                                                     -------  -------
         Net deferred income tax liability           $(6,784) $(5,912)
                                                     =======  =======

      The Company has capital loss carryforwards of $2,067 thousand at December 31, 2005 which will expire between 2006 and 2010. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      adjustment that might be required for open years will not have a material effect on the Company's financial statements.

      The Company joins MLIIC's includible affiliates in filing a consolidated federal income tax return. The consolidating companies have executed a tax allocation agreement. Pursuant to the tax allocation agreement, the amounts due to (from) affiliates are $1,956 thousand in 2005 and ($1,833) thousand in 2004.

6.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the ultimate parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular or annual periods.

      INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated $8 thousand. The Company maintained a liability of $1,200 thousand at December 31, 2005 for future assessments in respect of currently impaired, insolvent or failed insurers. The Company did not maintain an asset for premium tax offset at December 31, 2005.

      In the past five years, none of the aggregate assessments levied against MetLife's insurance subsidiaries has been material. The Company has established liabilities for guaranty fund assessments

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

7.  EQUITY

      DIVIDEND RESTRICTIONS

      Dividends from statutory earned surplus can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner. The Company has negative earned surplus and as such, no dividends are permissible in 2006 without prior approval of the insurance commissioner.

      The Company did not receive a cash capital contribution for the year ended 2005. The Company received cash capital contributions of $25,000 thousand and $11,000 thousand from MLIIC for the years ended 2004 and 2003, respectively.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      STATUTORY EQUITY AND INCOME

      The Company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The California State Department of Insurance (the "Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in California. The impact of adoption did not materially impact statutory capital and surplus. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net income (loss) of the Company, a California domiciled insurer, was $3,629 thousand, ($5,094) thousand and ($437) thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $43,185 thousand and $40,928 thousand at December 31, 2005 and 2004, respectively.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                               2005    2004     2003
                                                             -------  ------  -------
                                                                  (IN THOUSANDS)
Holding losses on investments arising during the year        $(5,537) $ (277) $(4,672)
Income tax effect of holding losses                            1,938      97    1,635
Reclassification adjustments:
    Recognized holding (gains) losses included in current
      year income                                              1,006    (596)     784
    Amortization of premium and accretion of discounts
      associated with investments                              1,084   1,236      990
    Income tax effect                                           (732)   (224)    (621)
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts                                1,218     (47)   2,627
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                    (426)     16     (919)
                                                             -------  ------  -------
Net unrealized investment gains (losses)                     $(1,449) $  205  $  (176)
                                                             =======  ======  =======

8.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                          YEARS ENDED DECEMBER 31,
                                         --------------------------
                                           2005     2004     2003
                                         -------  -------  --------
                                               (IN THOUSANDS)
           Compensation                  $   119  $   139  $    221
           Commissions                     9,652    9,440    11,959
           Interest and debt issue costs       -        2       107
           Amortization of DAC and VOBA    1,026    2,983     2,148
           Capitalization of DAC          (8,306)  (9,066)  (11,719)
           Other                           1,151      336       607
                                         -------  -------  --------
               Total other expenses      $ 3,642  $ 3,834  $  3,323
                                         =======  =======  ========

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


9.  FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              CARRYING ESTIMATED
                                               VALUE   FAIR VALUE
              DECEMBER 31, 2005               -------- ----------
                                                (IN THOUSANDS)
              ASSETS:
                Fixed maturities              $219,095  $219,095
                Mortgage loans on real estate $  9,560  $  9,442
                Policy loans                  $  1,324  $  1,324
                Cash and cash equivalents     $    354  $    354
              LIABILITIES:
                Policyholder account balances $172,756  $165,560

                                              CARRYING ESTIMATED
                                               VALUE   FAIR VALUE
              DECEMBER 31, 2004               -------- ----------
                                                (IN THOUSANDS)
              ASSETS:
                Fixed maturities              $206,574  $206,574
                Mortgage loans on real estate $ 10,298  $  9,618
                Policy loans                  $  1,199  $  1,199
                Cash and cash equivalents     $  4,626  $  4,626
              LIABILITIES:
                Policyholder account balances $177,951  $169,907

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES

      The fair value of fixed maturities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS

      The carrying values for cash and cash equivalents approximated fair values due to the short-term maturities of these instruments.

      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

10. RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2005, 2004 and 2003. Metropolitan Life Insurance Company provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 by the Company were $789 thousand, $249 thousand and $548 thousand, respectively.

      At December 31, 2005 and 2004, amounts due from affiliates were approximately $ 2,250 thousand and $2,296 thousand, respectively.

      Since the Company is a member of a controlled group of affiliate companies its results may not be indicative of those of a stand alone entity.

      On September 10, 2002, the Company's Board of Directors approved an Agreement and Plan of Merger (the "Agreement") providing for the merger of the Company with and into MLIIC, with MLIIC being the surviving corporation of the merger. The merger was subject to receipt of required

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      authorities by MLIIC in California and to regulatory approvals. MLIIC has received the required authorities. It is now proposed that the merger will occur in the fourth quarter of 2006 subject to regulatory approvals and resolution of transitional issues.

      In the normal course of business, the Company transfers invested assets, consisting of fixed maturity securities, to and from affiliates. The Company did not transfer assets for the years ended December 31, 2005 and 2004. The realized capital gains (losses) recognized on transfers were $155 thousand for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $3,598 thousand and $0 for the years ended December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

       CONSOLIDATED FINANCIAL STATEMENTS DECEMBER 31, 2005, 2004 AND 2003
                                      AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
General American Life Insurance Company

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of General American Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as a cumulative effect of a change in accounting principle.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 25, 2006
(July 20, 2006 as to Note 17)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2005      2004
                                                              -------   -------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $14,089 and $13,064, respectively)....  $15,086   $13,912
  Equity securities, at fair value (cost: $199 and $172,
     respectively)..........................................      201       178
  Mortgage loans on real estate.............................      896     1,090
  Policy loans..............................................    2,645     2,625
  Real estate and real estate joint ventures
     held-for-investment....................................       54        60
  Other limited partnership interests.......................       27        34
  Short-term investments....................................      153        86
  Other invested assets.....................................    3,391     2,846
                                                              -------   -------
          Total investments.................................   22,453    20,831
Cash and cash equivalents...................................      268       372
Accrued investment income...................................      169       165
Premiums and other receivables..............................    2,762     2,032
Deferred policy acquisition costs and value of business
  acquired..................................................    3,139     3,265
Other assets................................................      332       333
Separate account assets.....................................    2,783     3,068
                                                              -------   -------
          Total assets......................................  $31,906   $30,066
                                                              =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................  $ 9,539   $ 8,897
  Policyholder account balances.............................    9,880     9,076
  Other policyholder funds..................................    1,903     1,827
  Policyholder dividends payable............................      106       113
  Long-term debt............................................      900       506
  Shares subject to mandatory redemption....................      159       158
  Current income taxes payable..............................       11        28
  Deferred income taxes payable.............................      696       635
  Payables for collateral under securities loaned and other
     transactions...........................................    1,383     1,461
  Other liabilities.........................................    1,683     1,635
  Separate account liabilities..............................    2,783     3,068
                                                              -------   -------
          Total liabilities.................................   29,043    27,404
                                                              -------   -------
Stockholder's Equity:
  Common stock, par value $1.00 per share; 5,000,000 shares
     authorized; 3,000,000 shares issued and outstanding....        3         3
  Additional paid-in capital................................    1,836     1,843
  Retained earnings.........................................      556       428
  Accumulated other comprehensive income....................      468       388
                                                              -------   -------
          Total stockholder's equity........................    2,863     2,662
                                                              -------   -------
          Total liabilities and stockholder's equity........  $31,906   $30,066
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005     2004     2003
                                                              ------   ------   ------
REVENUES
Premiums....................................................  $4,179   $3,713   $3,038
Universal life and investment-type product policy fees......     149      293      272
Net investment income.......................................   1,171    1,131    1,003
Other revenues..............................................      57       43       73
Net investment gains........................................      57       74       40
                                                              ------   ------   ------
          Total revenues....................................   5,613    5,254    4,426
                                                              ------   ------   ------
EXPENSES
Policyholder benefits and claims............................   3,714    3,203    2,645
Interest credited to policyholder account balances..........     374      400      361
Policyholder dividends......................................     171      173      198
Other expenses..............................................   1,147    1,256    1,073
                                                              ------   ------   ------
          Total expenses....................................   5,406    5,032    4,277
                                                              ------   ------   ------
Income from continuing operations before provision for
  income taxes..............................................     207      222      149
Provision for income taxes..................................      66       73       46
                                                              ------   ------   ------
Income from continuing operations...........................     141      149      103
Income (losses) from discontinued operations, net of income
  taxes.....................................................      --        1       (1)
                                                              ------   ------   ------
Income before cumulative effect of a change in accounting,
  net of income taxes.......................................     141      150      102
Cumulative effect of a change in accounting, net of income
  taxes.....................................................      --       15        1
                                                              ------   ------   ------
Net income..................................................  $  141   $  165   $  103
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                               -----------------------------------------
                                                                                                  FOREIGN      MINIMUM
                                                       ADDITIONAL              NET UNREALIZED    CURRENCY      PENSION
                                  PREFERRED   COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION   LIABILITY
                                    STOCK     STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT    ADJUSTMENT   TOTAL
                                  ---------   ------   ----------   --------   --------------   -----------   ----------   ------
Balance at January 1, 2003......    $ --        $3       $1,594       $207          $177            $(1)         $--       $1,980
  Issuance of preferred stock by
    subsidiary to the parent....      93                                                                                       93
  Issuance of shares by
    subsidiary..................                             24                                                                24
  Capital contribution..........                            131                                                               131
  Return of capital.............                             (3)                                                               (3)
  Dividends on common stock.....                                        (1)                                                    (1)
Comprehensive income (loss):
  Net income....................                                       103                                                    103
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                      72                                       72
    Foreign currency translation
      adjustments...............                                                                     25                        25
    Minimum pension liability
      adjustment................                                                                                  (5)          (5)
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                               92
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              195
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2003....      93         3        1,746        309           249             24           (5)       2,419
  Contribution of preferred
    stock by parent to
    subsidiary and retirement
    thereof.....................     (93)                                                                                     (93)
  Issuance of shares by
    subsidiary..................                              4                                                                 4
  Capital contribution..........                             93                                                                93
  Dividends on common stock.....                                       (40)                                                   (40)
  Dividends on preferred
    stock.......................                                        (6)                                                    (6)
Comprehensive income (loss):
  Net income....................                                       165                                                    165
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                     107                                      107
    Foreign currency translation
      adjustments...............                                                                     14                        14
    Minimum pension liability
      adjustment................                                                                                  (1)          (1)
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                              120
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              285
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2004....      --         3        1,843        428           356             38           (6)       2,662
Sale of subsidiary..............                              7                                                                 7
Dividends on common stock.......                                       (13)                                                   (13)
Comprehensive income (loss):
Equity transactions of majority
  owned subsidiary..............                            (14)                                                              (14)
  Net income....................                                       141                                                    141
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                      75                                       75
  Foreign currency translation
    adjustments.................                                                                      3                         3
  Minimum pension liability
    adjustment..................                                                                                   2            2
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                               80
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              221
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2005....    $ --        $3       $1,836       $556          $431            $41          $(4)      $2,863
                                    ====        ==       ======       ====          ====            ===          ===       ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005      2004      2003
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   141   $   165   $   103
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses.................       12        14        16
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (11)      (17)      (50)
     (Gains) losses from sales of investments and business,
       net..................................................      (57)      (75)      (39)
     Interest credited to policyholder account balances.....      374       400       361
     Universal life and investment-type product policy
       fees.................................................     (149)     (293)     (272)
     Change in premiums and other receivables...............      (25)      151      (397)
     Change in deferred policy acquisitions costs, net......     (219)     (551)     (818)
     Change in insurance related liabilities................      874       722     1,785
     Change in income taxes payable.........................      (14)       90        65
     Change in other assets.................................      (99)       14        46
     Change in other liabilities............................       52       173       171
     Other, net.............................................       (2)      (16)      (10)
                                                              -------   -------   -------
Net cash provided by operating activities...................      877       777       961
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturities.......................................    5,353     5,411     5,439
     Equity securities......................................       --        16         5
     Mortgage loans on real estate..........................      194        90       167
     Real estate and real estate joint ventures.............        6        19        33
     Other limited partnership interests....................        2        --        --
  Purchases of:
     Fixed maturities.......................................   (6,686)   (6,783)   (7,404)
     Equity securities......................................      (28)      (29)      (39)
     Mortgage loans on real estate..........................      (38)     (223)     (284)
     Real estate and real estate joint ventures.............       (1)       (2)       (2)
     Other limited partnership interests....................       --        (1)       (1)
  Net change in short-term investments......................      (67)        4        18
  Proceeds from sales of businesses.........................       37        --        --
  Net change in other invested assets.......................     (521)     (572)     (711)
  Other, net................................................      (18)      (52)      (90)
                                                              -------   -------   -------
Net cash used in investing activities.......................  $(1,767)  $(2,122)  $(2,869)
                                                              -------   -------   -------

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005     2004      2003
                                                              ------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................   1,424     2,245     2,015
     Withdrawals............................................    (953)   (1,139)   (1,092)
  Net change in payables for collateral under securities
     loaned and other transactions..........................     (78)      282       500
  Net change in short-term debt.............................      --        --       (19)
  Long-term debt issued.....................................     397         8        70
  Long-term debt repaid.....................................      (3)       (4)       --
  Sale of subsidiary........................................       7        --        --
  Proceeds from offering of common stock by subsidiary,
     net....................................................      --        --       398
  Dividends on preferred stock..............................      --        (7)       --
  Dividends on common stock.................................     (13)      (40)       (1)
  Other, net................................................       5         3         8
                                                              ------   -------   -------
Net cash provided by financing activities...................     786     1,348     1,879
                                                              ------   -------   -------
Change in cash and cash equivalents.........................    (104)        3       (29)
Cash and cash equivalents, beginning of year................     372       369       398
                                                              ------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $  268   $   372   $   369
                                                              ======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest...............................................  $   48   $    49   $     5
                                                              ======   =======   =======
     Income taxes...........................................  $  143   $    36   $    42
                                                              ======   =======   =======
  Non-cash transactions during the year:
     Real estate acquired in satisfaction of debt...........  $   --   $    --   $    13
                                                              ======   =======   =======
     Transfer from funds withheld at interest to fixed
       maturities...........................................  $   --   $   606   $    --
                                                              ======   =======   =======
     Non-cash capital contribution from parent..............  $   --   $    93   $   131
                                                              ======   =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (the "Company"), is a wholly owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. In December 2004, GenAmerica Financial Corporation, the former parent of the Company, was merged into GenAmerica Financial, LLC, a subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). Metropolitan Life is a wholly owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American, Reinsurance Group of America ("RGA") and Paragon Life Insurance Company ("Paragon"). Intercompany accounts and transactions have been eliminated.

     The Company owned approximately 53% of RGA in 2005 and 52% in 2004 and 2003. See Note 9.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,200 million and $1,096 million at December 31, 2005 and 2004, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include $282 million and $500 million relating to the net change in payables for collateral under securities loaned and other transactions was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively.

SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") including value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's principal investments are in fixed maturities, equity securities and mortgage loans on real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company can also purchase investment securities, issue certain insurance policies and engage in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

SIGNIFICANT ACCOUNTING POLICIES

Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturity and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities are recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate and real estate joint ventures held-for-investment, including related improvements, are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate and real estate joint ventures held-for-sale are stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate and real estate joint ventures held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist principally of funds withheld at interest. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes derivative revaluation gains and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies. Interest on funds withheld is reported in net investment income in the consolidated financial statements.

     The Company participates in structured investment transactions, primarily structured notes. These transactions enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities through structured notes and similar instruments.

Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its insurance Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffective are reported within net investment gains (losses). The Company had no hedges of net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheets at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally forty years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $99 million and $110 million at December 31, 2005 and 2004, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $65 million and $69 million at December 31, 2005 and 2004, respectively. Related depreciation and amortization expense was $7 million, $6 million and $9 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $57 million and $52 million at December 31, 2005 and 2004, respectively. Accumulated amortization of capitalized software was $30 million and $21 million at December 31, 2005 and 2004, respectively. Related amortization expense was $11 million, $8 million and $6 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the deferred costs of acquiring new and renewal insurance business, which varies with, and is primarily related to, the production of that business. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     DAC is amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC and VOBA. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is included in other assets. Changes in goodwill are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, beginning of year..................................   $134     $137     $153
Dispositions and other......................................     --       (3)     (16)
                                                               ----     ----     ----
Balance, end of year........................................   $134     $134     $137
                                                               ====     ====     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model.

Liability for Future Policy Benefits and Policyholder Account Balances

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 21% and 23% of the Company's life insurance in-force, and 41% and 45% of the number of life insurance policies in-force, at December 31, 2005 and 2004, respectively. Participating policies represented approximately 97%, 92% and 92% of gross life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively. The percentages indicated are calculated excluding the business of RGA.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 4% to 8%, less expenses, mortality charges, and withdrawals.

     Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index ("S&P") experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to disability contracts are recognized on a pro rata basis over the applicable contract term.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such revenues are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Other Revenues

     Other revenues include advisory fees, broker/dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance.

Policyholder Dividends

     Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiary.

Federal Income Taxes

     The Company and its includable life insurance subsidiary, Paragon, file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non includable subsidiaries file either separate tax returns or separate consolidated tax returns. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

Reinsurance

     The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

     The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Duration Contracts and for Separate Accounts ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

Employee Benefit Plans

     The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans require an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as gains (losses) in the period in which they occur.

Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
(iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements.

     The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that
       (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. As a result of the adoption of Issue B36, the Company recorded a cumulative effect of a change in accounting of $1 million, net of income taxes, for the year ended December 31, 2003.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of the Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In December, 2004, the FASB issued SFAS 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which revised SFAS 123 and supersedes APB 25. SFAS 123(r) provides additional guidance on determining whether certain financial instruments awarded in share-based payment transactions are liabilities. SFAS 123(r) also requires that the cost of all share-based transactions be recorded in the financial statements. Implementation of SFAS 123(r) will not have a significant impact on the Company's consolidated financial statements.

     In December 2004, the FASB issued FSP 109-2, Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004 ("AJCA"). The AJCA introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS 109, Accounting for Income Taxes. FSP 109-2 did not have any impact on the Company's tax provision and deferred tax assets and liabilities.

     In May, 2004, the FASB issued FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement health care plan that provides prescription drug benefits. The Company is a participant in a postretirement benefit plan sponsored by Metropolitan Life for which the Company has no legal obligation but is allocated its share of net expense based on salary ratios. Metropolitan Life expects to receive subsidies on prescription drugs under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 beginning in 2006 based on its determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. Effective July 1, 2004, Metropolitan Life adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the net periodic postretirement benefit cost was reduced by $1 million, for 2004. The Company's adoption of FSP 106-2, regarding accumulated postretirement benefit obligation, did not have a significant impact on its consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practices Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts by approximately $15 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $16 million, including the cumulative effect of a change in accounting.

     In December 2003, FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits--an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) was primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

     During 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51("FIN 46"), and its December 2003 revision ("FIN 46(r)"). A Variable Interest Entity ("VIE") is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any VIEs.

     Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 9.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by Emerging Issues Task Force EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity including Certain Costs Incurred in a Restructuring ("EITF 94-3"). The Company's activities subject to this guidance in 2005, 2004 and 2003 were not significant.

     Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.  INVESTMENTS

FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                                    DECEMBER 31, 2005
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,665     $  237     $ 51     $ 5,851      38.8%
Residential mortgage-backed securities............     3,198         12       35       3,175      21.0
Foreign corporate securities......................     1,658        413        6       2,065      13.6
U.S. treasury/agency securities...................       434          3        2         435       2.9
Commercial mortgage-backed securities.............     1,080         16       14       1,082       7.2
Asset-backed securities...........................       522          6        3         525       3.5
Foreign government securities.....................     1,396        454        1       1,849      12.3
State and political subdivision securities........        42          1       --          43       0.3
Other fixed maturity securities...................        94         --       33          61       0.4
                                                     -------     ------     ----     -------     -----
  Total fixed maturities..........................   $14,089     $1,142     $145     $15,086     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    25     $    3     $  1     $    27      13.4%
Non-redeemable preferred stocks...................       174          3        3         174      86.6
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   199     $    6     $  4     $   201     100.0%
                                                     =======     ======     ====     =======     =====

                                                                    DECEMBER 31, 2004
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,199     $  369     $ 15     $ 5,553      39.9%
Residential mortgage-backed securities............     2,535         35        8       2,562      18.4
Foreign corporate securities......................     1,589        238        2       1,825      13.1
U.S. treasury/agency securities...................       736          4        2         738       5.3
Commercial mortgage-backed securities.............     1,016         38        2       1,052       7.6
Asset-backed securities...........................       638          8        2         644       4.6
Foreign government securities.....................     1,223        218        1       1,440      10.4
State and political subdivision securities........        28          1       --          29       0.2
Other fixed maturity securities...................       100          2       33          69       0.5
                                                     -------     ------     ----     -------     -----
  Total fixed maturities..........................   $13,064     $  913     $ 65     $13,912     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    27     $    1     $ --     $    28      15.7%
Non-redeemable preferred stocks...................       145          5       --         150      84.3
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   172     $    6     $ --     $   178     100.0%
                                                     =======     ======     ====     =======     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company held foreign currency derivatives with notional amounts of $33 million and $42 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $416 million and $411 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $20 million and $44 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million and $4 million at December 31, 2005 and 2004, respectively. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities at December 31, 2005 and 2004.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                                 DECEMBER 31,
                                                -----------------------------------------------
                                                         2005                     2004
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                  COST      FAIR VALUE     COST      FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)
Due in one year or less.......................   $   232     $   234      $   398     $   373
Due after one year through five years.........     1,571       1,617        1,705       1,772
Due after five years through ten years........     2,996       3,078        2,994       3,157
Due after ten years...........................     4,490       5,375        3,778       4,352
                                                 -------     -------      -------     -------
          Subtotal............................     9,289      10,304        8,875       9,654
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities...........     4,800       4,782        4,189       4,258
                                                 -------     -------      -------     -------
          Total fixed maturities..............   $14,089     $15,086      $13,064     $13,912
                                                 =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Proceeds...................................................  $5,608   $2,555   $2,731
Gross investment gains.....................................  $   99   $   96   $   70
Gross investment losses....................................  $  (65)  $  (32)  $  (30)

     Gross investment losses above exclude writedowns recorded during 2005, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturity and equity securities of $2 million, $14 million and $38 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                DECEMBER 31, 2005
                                     ------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities..........   $2,154        $44         $179         $ 7        $2,333        $ 51
Residential mortgage-backed
  securities.......................    2,178         29          182           6         2,360          35
Foreign corporate securities.......      242          5           12           1           254           6
U.S. treasury/agency securities....      214          2            1          --           215           2
Commercial mortgage-backed
  securities.......................      716         14           13          --           729          14
Asset-backed securities............      200          2           41           1           241           3
Foreign government securities......       87          1           --          --            87           1
State and political subdivision
  securities.......................        7         --           --          --             7          --
Other fixed maturity securities....       --         --           38          33            38          33
                                      ------        ---         ----         ---        ------        ----
  Total fixed maturities...........   $5,798        $97         $466         $48        $6,264        $145
                                      ======        ===         ====         ===        ======        ====
Equity securities..................   $   92        $ 3         $  7         $ 1        $   99        $  4
                                      ======        ===         ====         ===        ======        ====
Total number of securities in an
  unrealized loss position.........    1,118                     108                     1,226
                                      ======                    ====                    ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                 DECEMBER 31, 2004
                                     --------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER THAN
                                      LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     ----------------------   ------------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED       GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE         LOSS         VALUE        LOSS
                                     ---------   ----------   ----------   -----------   ---------   ----------
                                                   (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities..........   $  848        $10          $137         $  5        $  985        $15
Residential mortgage-backed
  securities.......................      798          7            14            1           812          8
Foreign corporate securities.......      151          2            12           --           163          2
U.S. treasury/agency securities....      437          2            --           --           437          2
Commercial mortgage-backed
  securities.......................      180          2            --           --           180          2
Asset-backed securities............      185          1            12            1           197          2
Foreign government securities......       96          1            --           --            96          1
State and political subdivision
  securities.......................       10         --            --           --            10         --
Other fixed maturity securities....       37         33            12           --            49         33
                                      ------        ---          ----         ----        ------        ---
  Total fixed maturities...........   $2,742        $58          $187         $  7        $2,929        $65
                                      ======        ===          ====         ====        ======        ===
Equity securities..................   $   37        $--          $ --         $ --        $   37        $--
                                      ======        ===          ====         ====        ======        ===
Total number of securities in an
  unrealized loss position.........      715                       55                        770
                                      ======                     ====                     ======

AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturity and equity securities at December 31, 2005 and December 31, 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                 DECEMBER 31, 2005
                                            ------------------------------------------------------------
                                                 COST OR          GROSS UNREALIZED        NUMBER OF
                                              AMORTIZED COST           LOSSES             SECURITIES
                                            ------------------   ------------------   ------------------
                                            LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                               20%       MORE       20%       MORE       20%       MORE
                                            ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months......................   $5,148      $ 2       $ 79        $1         960         3
Six months or greater but less than nine
  months..................................      251       --          6        --          51         1
Nine months or greater but less than
  twelve months...........................      589       --         14        --         103        --
Twelve months or greater..................      520        2         49        --         107         1
                                             ------      ---       ----        --       -----      ----
  Total...................................   $6,508      $ 4       $148        $1       1,221         5
                                             ======      ===       ====        ==       =====      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                               DECEMBER 31, 2004
                                         --------------------------------------------------------------
                                              COST OR           GROSS UNREALIZED         NUMBER OF
                                           AMORTIZED COST            LOSSES              SECURITIES
                                         ------------------   --------------------   ------------------
                                         LESS THAN   20% OR   LESS THAN    20% OR    LESS THAN   20% OR
                                            20%       MORE       20%        MORE        20%       MORE
                                         ---------   ------   ---------   --------   ---------   ------
                                                 (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months...................   $2,208      $--        $43      $     --      222         1
Six months or greater but less than
  nine months..........................      481       --         12            --      459         1
Nine months or greater but less than
  twelve months........................      148       --          3            --       32        --
Twelve months or greater...............      193        1          7            --       52         3
                                          ------      ---        ---      --------      ---       ---
  Total................................   $3,030      $ 1        $65      $     --      765         5
                                          ======      ===        ===      ========      ===       ===

     As of December 31, 2005, $148 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $65 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. All such unrealized losses were in an unrealized loss position for less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,266 million and $1,345 million and an estimated fair value of $1,312 million and $1,415 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,371 million and $1,461 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2005 and 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $842 million and $730 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,452 million and $1,608 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities.

FUNDS WITHHELD AT INTEREST

     Included in other invested assets at December 31, 2005 and 2004, were funds withheld at interest of $3,316 million and $2,745 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate were categorized as follows:

                                                                 DECEMBER 31,
                                                      -----------------------------------
                                                            2005               2004
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)
Commercial mortgage loans...........................   $883       98%    $1,071      98%
Agricultural mortgage loans.........................     14        2%        22       2%
                                                       ----      ---     ------     ---
          Total.....................................    897      100%     1,093     100%
                                                                 ===                ===
Less: Valuation allowances..........................      1                   3
                                                       ----              ------
          Mortgage loans on real estate.............   $896              $1,090
                                                       ====              ======

     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2005, approximately 27%, 8% and 7% of the properties were located in California, Illinois and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Balance, beginning of year..................................    $ 3       $ 2      $  6
Additions...................................................     --         2         9
Deductions..................................................     (2)       (1)      (13)
                                                                ---       ---      ----
Balance, end of year........................................    $ 1       $ 3      $  2
                                                                ===       ===      ====

     The Company did not have impaired mortgage loans on real estate at December 31, 2005. The Company held $10 million of impaired mortgage loans on real estate, none of which had valuation allowances, at December 31, 2004.

     The average investment in impaired loans was $3 million, $11 million and $42 million for the years ended December 31, 2005, 2004 and 2003, respectively. Interest income on impaired loans was less than $1 million, $2 million and $3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     There were no restructured mortgage loans on real estate at December 31, 2005 and 2004.

     There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure at December 31, 2005 and 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

REAL ESTATE AND REAL ESTATE JOINT VENTURES

     The Company had real estate and real estate joint ventures held for investment of $54 million and $60 million at December 31, 2005 and 2004, respectively.

     Accumulated depreciation on real estate was $13 million and $12 million at December 31, 2005 and 2004, respectively. Related depreciation expense was $1 million for each of the years ended December 31, 2005, 2004 and 2003. The Company did not have depreciation expense related to discontinued operations for the year ended December 31, 2005. There was less than $1 million of depreciation expense related to discontinued operations for each of the years ended December 31, 2004 and 2003.

     Real estate and real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2005               2004
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                                  (IN MILLIONS)
Office...............................................   $37        69%     $39        65%
Industrial...........................................    17        31%      21        35%
                                                        ---       ---      ---       ---
          Total......................................   $54       100%     $60       100%
                                                        ===       ===      ===       ===

     At December 31, 2005, 100% of the Company's real estate holdings were located in California.

     There was no investment income (expense) related to impaired real estate and real estate joint ventures held-for-investment for the years ended December 31, 2005, 2004, and 2003. There was no investment income (expense) related to real estate and real estate joint ventures held-for-sale for the years ended December 31, 2005, 2004 and 2003.

     The Company did not own real estate acquired in satisfaction of debt at December 31, 2005 and 2004.

NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturities...........................................  $  772   $  700   $  615
Equity securities..........................................      11       19        7
Mortgage loans on real estate..............................      75       76       76
Real estate and real estate joint ventures.................      11       14        7
Policy loans...............................................     159      159      170
Other limited partnership interests........................      (5)      (4)      (6)
Cash, cash equivalents and short-term investments..........      11        6       11
Interest on funds held at interest.........................     192      225      151
Other......................................................       9      (25)      --
                                                             ------   ------   ------
          Total............................................   1,235    1,170    1,031
Less: Investment expenses..................................      64       39       28
                                                             ------   ------   ------
          Net investment income............................  $1,171   $1,131   $1,003
                                                             ======   ======   ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Fixed maturities............................................   $ 32       $46       $ 1
Equity securities...........................................     --         4         1
Mortgage loans on real estate...............................     10         1        (8)
Real estate and real estate joint ventures..................      4         2         1
Other limited partnership interests.........................     --        (3)       --
Derivatives.................................................    (15)       31        50
Other.......................................................     26        (7)       (5)
                                                               ----       ---       ---
          Net investment gains (losses).....................   $ 57       $74       $40
                                                               ====       ===       ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities............................................  $ 997    $ 848    $ 675
Equity securities...........................................      2        6       11
Derivatives.................................................     (2)       1       --
Minority interest...........................................   (171)    (105)     (69)
Other invested assets.......................................    (39)     (57)     (31)
                                                              -----    -----    -----
          Total.............................................    787      693      586
                                                              -----    -----    -----
Amounts relating to:
          Deferred policy acquisition costs.................    (45)     (87)    (164)
                                                              -----    -----    -----
          Deferred income taxes.............................   (311)    (250)    (173)
                                                              -----    -----    -----
          Total.............................................   (356)    (337)    (337)
                                                              -----    -----    -----
          Net unrealized investment gains (losses)..........  $ 431    $ 356    $ 249
                                                              =====    =====    =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, beginning of year..................................   $356     $249     $177
Unrealized investment gains (losses) during the year........     94      107      143
Unrealized gains (losses) relating to:
          Deferred policy acquisition costs.................     42       77      (10)
          Deferred income taxes.............................    (61)     (77)     (61)
                                                               ----     ----     ----
Balance, end of year........................................   $431     $356     $249
                                                               ====     ====     ====
Net change in unrealized investment gains (losses)..........   $ 75     $107     $ 72
                                                               ====     ====     ====

STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $61 million and $60 million at December 31, 2005 and 2004, respectively. The related net investment income recognized was $3 million, $5 million and $10 million for the years ended December 31, 2005, 2004 and 2003, respectively.

VARIABLE INTEREST ENTITIES

     As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). The adoption of FIN 46 and FIN 46(r) did not require the Company to consolidate any VIEs that were not previously consolidated.

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS(1)      LOSS(2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................     $17           $9
                                                                 ===           ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheets had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                                    DECEMBER 31, 2005                 DECEMBER 31, 2004
                                             -------------------------------   -------------------------------
                                                         CURRENT MARKET OR                 CURRENT MARKET OR
                                                             FAIR VALUE                        FAIR VALUE
                                             NOTIONAL   --------------------   NOTIONAL   --------------------
                                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                             --------   ------   -----------   --------   ------   -----------
                                                                       (IN MILLIONS)
Interest rate swaps........................   $  377     $38         $ 1         $376      $47         $6
Foreign currency swaps.....................       33       1           3           42        1          3
Foreign currency forwards..................      546      --          37           --       --         --
Options....................................       --      --          --            6        1         --
Credit default swaps.......................      155      --          --           --       --         --
                                              ------     ---         ---         ----      ---         --
  Total....................................   $1,111     $39         $41         $424      $49         $9
                                              ======     ===         ===         ====      ===         ==

     The above table does not include notional values for equity variance swaps. At December 31, 2005, the Company owned 4,500 equity variance swap contracts. At December 31, 2004, the Company did not own any equity variance swap contracts. The market value of equity variance swaps were insignificant and were not included in the preceding table.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                                     REMAINING LIFE
                                                --------------------------------------------------------
                                                           AFTER ONE    AFTER FIVE
                                                              YEAR         YEARS
                                                ONE YEAR    THROUGH       THROUGH     AFTER TEN
                                                OR LESS    FIVE YEARS    TEN YEARS      YEARS     TOTAL
                                                --------   ----------   -----------   ---------   ------
                                                                     (IN MILLIONS)
Interest rate swaps...........................    $ 12        $117         $ 92         $156      $  377
Foreign currency swaps........................      --           2           20           11          33
Foreign currency forwards.....................     546          --           --           --         546
Credit default swaps..........................      --         155           --           --         155
                                                  ----        ----         ----         ----      ------
  Total.......................................    $558        $274         $112         $167      $1,111
                                                  ====        ====         ====         ====      ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As previously stated, equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                                    DECEMBER 31, 2005                 DECEMBER 31, 2004
                                             -------------------------------   -------------------------------
                                                             FAIR VALUE                        FAIR VALUE
                                             NOTIONAL   --------------------   NOTIONAL   --------------------
                                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                             --------   ------   -----------   --------   ------   -----------
                                                                       (IN MILLIONS)
Fair value.................................   $    5     $ 1         $--         $ 38      $ 2         $2
Cash flow..................................       26      --           3           55        1          1
Non-qualifying.............................    1,080      38          38          331       46          6
                                              ------     ---         ---         ----      ---         --
  Total....................................   $1,111     $39         $41         $424      $49         $9
                                              ======     ===         ===         ====      ===         ==

     The Company recognized an insignificant amount of net investment expense from qualifying settlement payments for the years ended December 31, 2005, 2004 and 2003.

     The Company recognized net investment gains from non-qualifying settlement payments of $11 million, $18 million, and $22 million for the years ended December 31, 2005, 2004 and 2003, respectively.

FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years December 31, 2005, 2004 and 2003. Changes in the fair value of the derivatives and the hedged items were insignificant.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     For the years ended December 31, 2005 and 2004, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. For the year ended December 31, 2005 and 2004, the net amounts accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. For the years ended December 31, 2003, the net amounts deferred and accumulated in other comprehensive income (loss) relating to cash flow hedges was insignificant.

     At December 31, 2005, an insignificant amount of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2006.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; and (v) equity variance swaps to economically hedge liabilities.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($34) million, ($13) million and ($17) million, respectively, related to derivatives that do not qualify for hedge accounting.

EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts are modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $50 million and $43 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) during the years ended December 31, 2005, 2004 and 2003 were gains of $7 million, $26 million and $45 million, respectively.

CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005, the Company was obligated to return cash collateral under its control of $12 million. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

     The Company did not have any cash or other collateral related to derivative instruments at December 31, 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  INSURANCE

Deferred Policy Acquisition Costs and Value of Business Acquired

     Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                             DEFERRED
                                                              POLICY      VALUE OF
                                                            ACQUISITION   BUSINESS
                                                               COSTS      ACQUIRED   TOTAL
                                                            -----------   --------   ------
                                                                     (IN MILLIONS)
Balance at January 1, 2003................................    $1,203        $572     $1,775
  Capitalizations.........................................       958          --        958
  Acquisitions............................................       218          --        218
                                                              ------        ----     ------
          Total...........................................     2,379         572      2,951
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................        29          (5)        24
     Unrealized investment gains (losses).................        18          (8)        10
     Other expenses.......................................       383          41        424
                                                              ------        ----     ------
          Total amortization..............................       430          28        458
                                                              ------        ----     ------
  Less: Dispositions and other............................       (54)        (92)      (146)
                                                              ------        ----     ------
Balance at December 31, 2003..............................     2,003         636      2,639
  Capitalizations.........................................       960          --        960
                                                              ------        ----     ------
          Total...........................................     2,963         636      3,599
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................         3           1          4
     Unrealized investment gains (losses).................        --         (77)       (77)
     Other expenses.......................................       450          41        491
                                                              ------        ----     ------
          Total amortization..............................       453         (35)       418
                                                              ------        ----     ------
  Less: Dispositions and other............................      (107)         23        (84)
                                                              ------        ----     ------
Balance at December 31, 2004..............................     2,617         648      3,265
  Capitalizations.........................................       649          --        649
                                                              ------        ----     ------
          Total...........................................     3,266         648      3,914
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................        12           2         14
     Unrealized investment gains (losses).................       (28)        (14)       (42)
     Other expenses.......................................       652          31        683
                                                              ------        ----     ------
          Total amortization..............................       636          19        655
                                                              ------        ----     ------
  Less: Dispositions and other............................       120          --        120
                                                              ------        ----     ------
Balance at December 31, 2005..............................    $2,510        $629     $3,139
                                                              ======        ====     ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $34 million in 2006, $32 million in 2007, $31 million in 2008, $32 million in 2009, and $33 million in 2010.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Guarantees

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"), and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company may contractually guarantee to the contractholder a secondary guarantee benefit.

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

Annuity Contracts

                                             DECEMBER 31, 2005                DECEMBER 31, 2004
                                       ------------------------------   ------------------------------
                                           IN THE            AT             IN THE            AT
                                       EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                       --------------   -------------   --------------   -------------
                                                                (IN MILLIONS)
TWO TIER ANNUITIES
  General account value..............       N/A               $299           N/A               $301
  Net amount at risk.................       N/A                $36(1)        N/A                $36(1)
  Average attained age of
     contractholders.................       N/A           58 years           N/A           58 years

Universal and Variable Life Contracts

                                                DECEMBER 31, 2005         DECEMBER 31, 2004
                                             -----------------------   -----------------------
                                             SECONDARY     PAID UP     SECONDARY     PAID UP
                                             GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                             ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
Account value (general and separate
  account).................................       $924       N/A            $722       N/A
Net amount at risk.........................    $19,900(2)    N/A         $17,594(2)    N/A
Average attained age of policyholders......   55 years       N/A        54 years       N/A

---------------

(1) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

(2) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                                                        UNIVERSAL AND
                                          ANNUITY CONTRACTS        VARIABLE LIFE CONTRACTS
                                      --------------------------   -----------------------
                                      GUARANTEED    GUARANTEED
                                        DEATH      ANNUITIZATION   SECONDARY     PAID UP
                                       BENEFITS      BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                      ----------   -------------   ----------   ----------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2004..........     N/A            $7             $5          N/A        $12
Incurred guaranteed benefits........     N/A            --              2          N/A          2
Paid guaranteed benefits............     N/A            --             (2)         N/A         (2)
                                         ---            --             --          ---        ---
Balance at December 31, 2004........     N/A             7              5          N/A         12
Incurred guaranteed benefits........     N/A            --              1          N/A          1
Paid guaranteed benefits............     N/A            --             --          N/A         --
                                         ---            --             --          ---        ---
Balance at December 31, 2005........     N/A            $7             $6          N/A        $13
                                         ===            ==             ==          ===        ===

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Mutual fund groupings
  Equity.............................................         $11                 $7
  Bond...............................................           1                  1
  Money Market.......................................           2                  1
                                                              ---                 --
     Total...........................................         $14                 $9
                                                              ===                 ==

Separate Accounts

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $2,435 million and $2,727 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $348 million and $341 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.0% and 5.7% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $113 million, $110 million and $101 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES practice was initiated for different products starting at various points in time between the mid 1990's and 2000. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $2.5 million per life and reinsure 100% of amounts in excess of the Company's retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Direct premiums earned.....................................  $  445   $  485   $  511
Reinsurance assumed........................................   4,222    3,648    2,925
Reinsurance ceded..........................................    (488)    (420)    (398)
                                                             ------   ------   ------
Net earned premiums........................................  $4,179   $3,713   $3,038
                                                             ======   ======   ======
Reinsurance recoveries netted against policyholder
  benefits.................................................  $   57   $  177   $  119
                                                             ======   ======   ======

     Written premiums are not materially different than earned premiums in the preceding table.

     The reinsurance assumed premium for the years ended December 31, 2005, 2004, and 2003 include $4,220 million, $3,645 million, and $2,923 million, respectively, from RGA.

     Reinsurance recoverables, included in premiums and other receivables, were $1,029 million and $932 million at December 31, 2005 and 2004, respectively. Reinsurance and ceded commissions payable, included in other liabilities, were $61 million and $10 million at December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  LONG-TERM DEBT

     At December 31, 2005 and 2004, long-term debt outstanding is as follows:

                                                INTEREST RATES
                                           ------------------------                 DECEMBER 31,
                                                           WEIGHTED                 -------------
                                               RANGE       AVERAGE     MATURITY     2005    2004
                                           -------------   --------   -----------   -----   -----
                                                                                    (IN MILLIONS)
Senior notes.............................  6.75% - 7.25%     6.92%    2006 - 2011   $300    $300
Fixed rate notes.........................   4.2% - 6.32%     4.96%    2006 - 2010    102     106
Other notes..............................    8% - 12%       10.07%    2009 - 2016      1       1
Junior subordinated debentures...........      6.75%         6.75%       2065        398      --
Surplus notes............................      7.63%         7.63%       2024         99      99
                                                                                    ----    ----
  Total..................................                                           $900    $506
                                                                                    ====    ====

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% until December 15, 2015. Subsequent to December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 266.5 basis points, payable quarterly until maturity in 2065. RGA has the option to defer interest payments, subject to certain limitations. In addition, interest payments are mandatorily deferred if RGA does not meet specified capital adequacy, net income and shareholders' equity levels. Upon an optional or mandatory deferral, RGA is not permitted to pay common stock dividends or make payments of interest or principal on securities which rank equal or junior to the subordinated debentures, until the accrued and unpaid interest on the subordinated debentures is paid. The subordinated debentures are redeemable at RGA's option.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes, other notes with varying interest rates, followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes which are subordinate to all other debt may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2005 for the next five years are $126 million in 2006, $26 million in 2007, less than $1 million in 2008 and 2009, $50 million in 2010 and $698 million thereafter.

Credit Facilities and Letters of Credit

     RGA maintains committed and unsecured credit facilities aggregating $652 million as of December 31, 2005. When drawn upon, these facilities bear interest at varying rates in accordance with respective agreements. The following table provides details on these facilities as of December 31, 2005:

                                                               LETTER OF CREDIT                UNUSED
BORROWER(S)                          EXPIRATION     CAPACITY      ISSUANCES       DRAWDOWN   COMMITMENTS
-----------                        --------------   --------   ----------------   --------   -----------
                                                                       (IN MILLIONS)
RGA..............................  January 2006       $ 26           $ --           $ 26        $ --
RGA..............................  May 2007             26             --             26          --
RGA..............................  September 2010      600            320             50         230
                                                      ----           ----           ----        ----
Total............................                     $652           $320           $102        $230
                                                      ====           ====           ====        ====

     At December 31, 2005 and 2004, RGA had outstanding $457 million and $403 million, respectively, in letters of credit from various banks, of which $320 million and $0, respectively, were part of committed facilities.

     Certain of RGA's debt agreements contain financial covenant restrictions related to, among others, liens, the issuance and disposition of stock of restricted subsidiaries, minimum requirements of consolidated net worth,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES maximum ratios of debt to capitalization, change of control provisions, and minimum rating requirements. A material ongoing covenant default could require immediate payment of the amount due, including principal, under the various agreements. Additionally, RGA's debt agreements contain cross-default covenants, which would make outstanding borrowings immediately payable in the event of a material uncured covenant default under any of the agreements, including, but not limited to, non-payment of indebtedness when due for amounts greater than $10 million, or $25 million depending on the agreement, bankruptcy proceedings, and any other event which results in the acceleration of the maturity of indebtedness. As of December 31, 2005, RGA had $800 million in outstanding borrowings under its debt agreements and was in compliance with all covenants under those agreements. The ability of RGA to make debt principal and interest payments depends on the earnings and surplus of subsidiaries, investment earnings on undeployed capital proceeds, and RGA's ability to raise additional funds.

     RGA guarantees the payment of amounts outstanding under the credit facility maintained by its subsidiary operation in Australia. The total amount of debt outstanding, subject to the guarantee, as of December 31, 2005 was $26 million.

Other

     Interest expense related to the Company's indebtedness included in other expenses was $50 million, $49 million and $48 million for the years ended December 31, 2005, 2004 and 2003, respectively.

7. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and
(ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million and $158 million, net of unamortized discount of $66 million and $67 million at December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

8.  INCOME TAXES

     The provision for income taxes from continuing operations was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $ 23       $(7)      $29
  Foreign...................................................     70         4         1
                                                               ----       ---       ---
                                                                 93        (3)       30
Deferred:
  Federal...................................................    (31)       70         7
  Foreign...................................................      4         6         9
                                                               ----       ---       ---
                                                                (27)       76        16
                                                               ----       ---       ---
Provision for income taxes..................................   $ 66       $73       $46
                                                               ====       ===       ===

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................   $72       $78       $52
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.............    (2)       (1)       (1)
  Tax preferred investment income...........................    --        (1)       (1)
  Tax credits...............................................    (1)       (3)       (5)
  State tax net of federal benefit..........................     1         1         1
  Corporate owned life insurance............................    (1)       (2)       (2)
  Valuation allowance for carryforward items................    (2)       (2)        1
  Other, net................................................    (1)        3         1
                                                               ---       ---       ---
  Provision for income taxes................................   $66       $73       $46
                                                               ===       ===       ===

     The Company has been audited by the Internal Revenue Service for the years through and including 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                              ---------------
                                                               2005     2004
                                                              ------   ------
                                                               (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $   --   $  314
  Employee benefits.........................................      28       36
  Loss and credit carryforwards.............................     728      333
  Other, net................................................      51       78
                                                              ------   ------
                                                                 807      761
  Less valuation allowance..................................       5        9
                                                              ------   ------
                                                                 802      752
                                                              ------   ------
Deferred income tax liabilities:
  Deferred policy acquisition costs.........................   1,002    1,024
  Policyholder liabilities and receivables..................     137       --
  Investments...............................................      39       22
  Net unrealized investment gains...........................     311      250
  Other, net................................................       9       91
                                                              ------   ------
                                                               1,498    1,387
                                                              ------   ------
Net deferred income tax liability...........................  $ (696)  $ (635)
                                                              ======   ======

     The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries, except for RGA International Reinsurance Company Ltd., because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is due to the fact that the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize.

     The Company believes that it is more likely than not that the deferred income tax assets established will be realized except for the amount of the valuation allowance. A valuation allowance for deferred income tax assets of approximately $5 million and $9 million at December 31, 2005 and 2004, respectively, was provided on the net operating losses and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings, and RGA Financial Products. At December 31, 2005, the Company's subsidiaries had net operating loss carryforwards of $1,630 million and capital loss carryforwards of $163 million. The remaining loss carryforwards are expected to be utilized during the period allowed.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

     Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims".

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by the Company between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement. The class includes owners of approximately 250,000 in-force or terminated policies.

     Certain class members have opted out of the class action settlement noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits have been brought. As of December 31, 2005, there are approximately 34 sales practice lawsuits pending against the Company. The Company continues to defend itself vigorously against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against the Company.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to the Company's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

     A policyholder filed a lawsuit against the Company, its administrator (Paul Revere Life Insurance Company) and Provident Life and Accident Insurance Company in an Arizona state court for damages in connection with the denial of her claim for disability benefits. The defendants removed the case to the United States District Court for the District of Arizona. Following a trial, a jury entered a verdict of approximately $85 million against the defendants. Defendants thereafter filed a motion seeking judgment as a matter of law, or alternatively, a new trial and/or remittitur. On September 16, 2003, the trial court granted the defendants' motion for remittitur, reducing the punitive damages from $79 million to $7 million, and awarding plaintiff $600,000 of the more than $2 million requested in attorneys' fees, but otherwise denied the defendants' post-trial motion. The total amount of the judgment is approximately $14.3 million. The Ninth Circuit affirmed the approximately $14.3 million judgment in its entirety. Pursuant to a reinsurance agreement between the Company and Paul Revere Life Insurance Company, the Company believes its share of the judgment is 20 percent. However, Paul Revere has requested that the Company pay an additional $2.4 million, over and above the 20 percent share. The Company has declined this request. Paul Revere and the Company have agreed to submit the issue to binding arbitration.

     RGA is currently a party to three arbitrations that involve its discontinued accident and health business, including personal accident business (including London market excess of loss business) and workers' compensation carve-out business. RGA is also party to one pending and one threatened arbitration related to its life reinsurance business. In addition, RGA has been joined in a suit filed against one of its ceding companies alleging wrongful denial of a life insurance claim. As of January 31, 2006, the parties involved in these actions have raised claims, or established liabilities that may result in claims, in the amount of approximately $32 million, which is approximately $28 million in excess of the liabilities recorded by RGA. The Company generally has little information regarding any liabilities established by the ceding companies, and must rely on management estimates to establish policy claim liabilities. It is possible that any such liabilities could be increased in the future. Management believes it has substantial defenses upon which to contest these claims, including but not limited to misrepresentation and breach of contract by direct and indirect ceding companies.

     RGA has reinsured privately-owned pension funds that were formed as a result of reform and privatization of Argentina's social security system. RGA ceased renewal of reinsurance treaties associated with privatized pension contracts in Argentina during 2001 because of adverse experience on this business, as several aspects of the pension fund claims flow did not develop as was contemplated when the reinsurance programs were initially priced.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Since 2001, RGA has pursued various courses of action to reduce and eliminate its obligations associated with the reinsurance of Argentine pension accounts. RGA's actions have resulted in one ceding company demanding arbitration and could result in other litigation or arbitrations in the future. However, as of January 2006, RGA had commuted about 95% of its obligations associated with the business and is in discussions with the remaining clients regarding settlement of all obligations under the remaining treaties. Therefore, the risk of litigation or arbitrations in the future has significantly declined. While it is not feasible to predict or determine the ultimate outcome of any such future litigations or arbitrations or provide reasonable ranges of potential losses, it is the opinion of the Company's management, that their outcomes, after consideration of the provisions made in the Company's consolidated financial statements, would not have a material adverse effect on its consolidated financial position.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Securities and Exchange Commission ("SEC") has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through the Company. In May 2004, the Company received a so-called "Wells Notice" stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against the Company. Under the SEC procedures, the Company can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. The Company has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company, as of the date of the consolidated financial statements, is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     MetLife, the ultimate parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking, among other things, information regarding and relating to compensation agreements between insurance brokers and MetLife, whether MetLife has provided or is aware of the provision of "fictitious" or "inflated" quotes, and information regarding tying arrangements with respect to reinsurance. Based upon an internal review, MetLife advised the Attorney General for the State of New York that MetLife was not aware of any instance in which MetLife had provided a "fictitious" or "inflated" quote. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking information and documents including contingent commission payments to brokers and MetLife's awareness of any "sham" bids for business. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that MetLife submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom MetLife submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents regarding a broker and certain Ohio public entity groups. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The California Insurance Commissioner is suing in California state court Metropolitan Life, Paragon Life Insurance Company, a subsidiary of the Company, and other companies alleging that the defendants violated certain provisions of the California Insurance Code. Another broker-related action against Paragon Life is pending in a multi-district proceeding established in the federal district court in the District of New Jersey. In this proceeding, plaintiffs have filed an amended class action complaint consolidating the claims from separate actions that had been filed in or transferred to the District of New Jersey. The consolidated amended complaint alleges that MetLife, Inc., Metropolitan Life, Paragon Life and several other insurance companies and several insurance brokers violated RICO, ERISA, and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. Plaintiffs seek to represent classes of employers that established employee benefit plans and persons who participated in such employee benefit plans. A motion for class certification has been filed. The Company intends to vigorously defend these cases.

     In addition to those discussed above, regulators and others have made a number of inquiries of the insurance industry regarding industry brokerage practices and related matters and other inquiries may begin. It is reasonably possible that additional subpoenas, interrogatories, requests and lawsuits will be received. The Company and MetLife will fully cooperate with all regulatory inquiries and intend to vigorously defend all lawsuits.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

Summary

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

COMMITMENTS

LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                        GROSS
                                                              RENTAL    RENTAL
                                                              INCOME   PAYMENTS
                                                              ------   --------
                                                                (IN MILLIONS)
2006........................................................   $10       $ 7
2007........................................................   $ 6       $ 6
2008........................................................   $ 5       $ 5
2009........................................................   $ 2       $ 4
2010........................................................   $ 1       $ 3
Thereafter..................................................   $ 2       $12

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were less than $1 million at both December 31, 2005 and 2004. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $26 million and $17 million at December 31, 2005 and 2004, respectively.

OTHER COMMITMENTS

     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of approximately $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and is purchasing the shares in the open market over the subsequent few months to return to the lenders. RGA will either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February, 2006, the final purchase price was determined, resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of treasury stock.

GUARANTEES

     In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $2 million to $10 million, with a cumulative maximum of $15 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     The fair value of the remaining indemnities, guarantees and commitments entered into during 2005 was insignificant and thus, no liabilities were recorded. The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed insurer engaged. Some states permit insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated $100 thousand. The Company maintained a liability of $5 million and a related asset for premium tax offsets of $4 million at December 31, 2005 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company has been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

10.  EMPLOYEE BENEFIT PLANS

PENSION PLANS AND OTHER BENEFIT PLANS

     Prior to January 1, 2003, General American, directly or through a wholly-owned subsidiary, was the sponsor and administrator of a qualified and several non-qualified defined benefit pension plans covering eligible employees. On December 31, 2002, the qualified plan was merged into the Metropolitan Life Retirement Plan for United States Employees (the "MetLife Plan"), a qualified defined benefit pension plan sponsored and administered by Metropolitan Life. The Company has no legal obligation for benefits under the MetLife Plan.

     On January 1, 2003, substantially all employees of the Company who are now covered under the MetLife Plan also became employees of certain subsidiaries of MetLife. Certain of these employees continue to be provided to the Company and therefore the Company is allocated expenses associated with the pension benefits offered to these employees. The Company's share of such allocated expenses included in the accompanying consolidated financial statements was $8 million, $8 million and $10 million for the years ended December 31, 2005, 2004 and 2003, respectively. In addition, certain retired employees of the Company are provided postretirement health care and life insurance benefits through a plan sponsored by Metropolitan Life. As the Company has no legal obligation for benefits under this plan, the assets and obligations are not included in the accompanying consolidated financial statements and additional disclosures below. However, the Company is allocated expenses related to the postretirement benefits offered to the retirees of the Company. The Company's allocated share of expenses related

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES to these postretirement benefits and included in the accompanying consolidated financial statements was $3 million, $2 million and $3 million for the years ended December 31 2005, 2004 and 2003, respectively.

     General American, or its subsidiaries, continues as sponsor of the non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying consolidated financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service while they are employed, but are not accruing additional benefits in the plan.

     RGA also sponsors a separate qualified defined benefit pension plan for its eligible employees. Employees of RGA may also become eligible for certain qualified postretirement health care and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              -----------------   ---------------
                                                               2005      2004      2005     2004
                                                              -------   -------   ------   ------
                                                                         (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 53      $ 48      $  9     $ 5
  Service cost..............................................      2         2         1       1
  Interest cost.............................................      3         3        --      --
  Actuarial losses (gains)..................................      5         2        --       3
  Benefits paid.............................................     (3)       (2)       --      --
                                                               ----      ----      ----     ---
Projected benefit obligation at end of year.................     60        53        10       9
                                                               ----      ----      ----     ---
Change in plan assets:
Contract value of plan assets at beginning of year..........     14        10        --      --
  Actual return on plan assets..............................     --         1        --      --
  Employer contribution.....................................      2         3        --      --
                                                               ----      ----      ----     ---
Contract value of plan assets at end of year................     16        14        --      --
                                                               ----      ----      ----     ---
Underfunded.................................................    (44)      (39)      (10)     (9)
Unrecognized net actuarial losses (gains)...................     23        19         4       4
Unrecognized prior service cost.............................    (20)      (22)       --      --
                                                               ----      ----      ----     ---
Accrued benefit cost........................................   $(41)     $(42)     $ (6)    $(5)
                                                               ====      ====      ====     ===
Qualified plan prepaid pension cost.........................   $ (2)     $ (1)     $ --     $--
Non-qualified plan accrued pension cost.....................    (46)      (47)       (6)     (5)
Accumulated other comprehensive income......................      7         6        --      --
                                                               ----      ----      ----     ---
Accrued benefit cost........................................   $(41)     $(42)     $ (6)    $(5)
                                                               ====      ====      ====     ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                                        NON-QUALIFIED
                                                      QUALIFIED PLAN        PLAN           TOTAL
                                                      ---------------   -------------   -----------
                                                       2005     2004    2005    2004    2005   2004
                                                      ------   ------   -----   -----   ----   ----
                                                                      (IN MILLIONS)
Aggregate fair value of plan assets.................   $16      $14     $ --    $ --    $ 16   $ 14
Aggregate projected benefit obligation..............    22       18       38      35      60     53
                                                       ---      ---     ----    ----    ----   ----
Underfunded.........................................   $(6)     $(4)    $(38)   $(35)   $(44)  $(39)
                                                       ===      ===     ====    ====    ====   ====

     The accumulated benefit obligation, for all defined benefit pension plans, was $53 million and $48 million at December 31, 2005 and 2004, respectively. The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2005 and 2004.

     The components of net periodic benefit cost were as follows:

                                                  PENSION BENEFITS      OTHER BENEFITS
                                                 ------------------   -------------------
                                                 2005   2004   2003   2005   2004   2003
                                                 ----   ----   ----   ----   ----   -----
                                                              (IN MILLIONS)
Service cost...................................  $ 2    $ 2    $ 1    $ 1    $ 1    $  --
Interest cost..................................    3      3      3     --     --       --
Expected return on plan assets.................   (1)    (1)    (1)    --     --       --
Amortization of prior actuarial losses
  (gains)......................................    1      1      1     --     --       --
Amortization of prior service cost.............   (2)    (2)    (2)    --     --       --
                                                 ---    ---    ---    ---    ---    -----
Net periodic benefit (credit) cost.............  $ 3    $ 3    $ 2    $ 1    $ 1    $  --
                                                 ===    ===    ===    ===    ===    =====

ASSUMPTIONS

     Assumptions used in determining the obligations were as follows:

                                                                DECEMBER 31,
                                                     -----------------------------------
                                                     PENSION BENEFITS    OTHER BENEFITS
                                                     -----------------   ---------------
                                                      2005      2004      2005     2004
                                                     -------   -------   ------   ------
Weighted average discount rate.....................  5.77%     5.92%     5.75%    6.00%
Rate of compensation increase......................  4%-8%     4%-8%      N/A      N/A

     The assumptions used in determining net periodic benefit cost were as follows:

                                                     DECEMBER 31,
                                     ---------------------------------------------
                                       PENSION BENEFITS         OTHER BENEFITS
                                     ---------------------   ---------------------
                                     2005    2004    2003    2005    2004    2003
                                     -----   -----   -----   -----   -----   -----
Weighted average discount rate.....  5.76%   5.46%   6.75%   5.75%   6.50%   6.50%
Expected return on plan assets.....  8.50%   8.50%   8.75%    N/A     N/A     N/A
Rate of compensation increase......  4%-8%   4%-8%   4%-8%    N/A     N/A     N/A

     The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan asset by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES return derived using this approach will fluctuate from year to year, the Company's policy is to hold long-term assumptions constant as it remains within reasonable tolerance from the derived rate.

     The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation were as follows:

                                                        DECEMBER 31,
                                       -----------------------------------------------
                                                2005                     2004
                                       ----------------------   ----------------------
Pre-Medicare eligible claims.........  11% down to 5% in 2012   12% down to 5% in 2012
Medicare eligible claims.............  11% down to 5% in 2012   12% down to 5% in 2012

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trends would have the following effects:

                                                    ONE PERCENT INCREASE   ONE PERCENT DECREASE
                                                    --------------------   --------------------
                                                                   (IN MILLIONS)
Effect on total of service and interest cost
  components......................................         $  --                   $--
Effect on accumulated postretirement benefit
  obligation......................................         $   2                   $(2)

PLAN ASSETS

     The weighted average allocation of pension plan assets is as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
ASSET CATEGORY
Equity securities...........................................    75%     76%
Fixed maturities............................................    25%     24%
                                                               ---     ---
  Total.....................................................   100%    100%
                                                               ===     ===

     The weighted average target allocation of pension plan assets for 2006 is as follows:

                                                               PENSION
                                                               BENEFITS
                                                               --------
ASSET CATEGORY
Equity securities...........................................      75%
Fixed maturities............................................      25%

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

CASH FLOWS

     The Company expects to contribute $7 million to its pension plan and $136 thousand to its other benefit plans during 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Gross benefit payments for the next ten years, which reflect expected future service, as appropriate, are expected to be as follows:

                                                            PENSION BENEFITS   OTHER BENEFITS
                                                            ----------------   --------------
                                                                      (IN MILLIONS)
2006......................................................        $ 5              $  --
2007......................................................        $ 4              $  --
2008......................................................        $ 4              $  --
2009......................................................        $ 5              $  --
2010......................................................        $ 5              $  --
2011-2015.................................................        $30              $   2

SAVINGS AND INVESTMENT PLANS

     The Company and MetLife sponsor savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $3 million, $2 million and $2 million to these plans during the years ended December 31, 2005, 2004 and 2003, respectively.

11.  EQUITY

PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     On December 16, 2003, MetLife Inc. transferred 2,532,600 shares of common stock of RGA to Equity Intermediary Company ("EIC"), a subsidiary of the Company, in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.

     In December 2004, MetLife contributed the 93,402 Preferred Shares of EIC to the Company. Upon the dissolution of EIC, the Company retired the shares and recorded a contribution of capital of $93 million from GenAmerica.

DIVIDEND RESTRICTIONS

     The Company and its insurance subsidiaries are subject to limitations on the payment of dividends to their parents. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of:
(i) 10% of the insurance subsidiaries' statutory surplus as of the immediately preceding calendar year or (ii) the insurance subsidiaries' statutory gain from operations for the preceding year (excluding realized investment gains). The Company paid to GenAmerica stockholder dividends in the amount of $13 million, $40 million and $1 million for the years ended December 31, 2005, 2004 and 2003. As of December 31, 2005, the maximum amount of the dividend, which may be paid to GenAmerica from the Company in 2006, without prior regulatory approval, is $167 million.

STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES action. Each of the Holding Company's U.S. insurance subsidiaries exceeded the minimum risk-based capital requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance (the "Department") has fully adopted Codification for the preparation of statutory financial statements of insurance companies domiciled in Missouri. The impact of adoption did not materially impact statutory capital and surplus. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net loss of General American Life Insurance Company, a Missouri domiciled insurer, was $34 million, $80 million and $151 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $1,677 million and $1,297 million at December 31, 2005 and 2004, respectively.

OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005     2004     2003
                                                              ------   ------   -------
                                                                    (IN MILLIONS)
Holding gains on investments arising during the year........   $123     $210     $ 242
Income tax effect of holding gains..........................    (55)     (88)     (111)
Reclassification adjustments:
  Recognized holding losses included in current year
     income.................................................    (21)     (89)      (54)
  Amortization of premium and accretion of discounts
     associated with investments............................     (8)     (14)      (45)
  Income tax effect.........................................     15       43        45
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................     42       77       (10)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................    (21)     (32)        5
                                                               ----     ----     -----
Net unrealized investment gains.............................     75      107        72
Foreign currency translation adjustment.....................      3       14        25
Minimum pension liability adjustment........................      2       (1)       (5)
                                                               ----     ----     -----
Other comprehensive income..................................   $ 80     $120     $  92
                                                               ====     ====     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Compensation...............................................  $   39   $   46   $   68
Commissions................................................     493    1,076      959
Interest and debt issue costs..............................      50       48       44
Amortization of policy acquisition costs...................     697      495      448
Capitalization of policy acquisition costs.................    (649)    (960)    (958)
Minority interest..........................................     164      162      132
Other......................................................     353      389      380
                                                             ------   ------   ------
  Total other expenses.....................................  $1,147   $1,256   $1,073
                                                             ======   ======   ======

13.  ACQUISITIONS AND DISPOSITIONS

     In March, 2005, the Company dissolved its wholly owned subsidiary, GenAmerican Management Corporation, into its parent.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to Metropolitan Life. The amount received below book value was recorded as a return of capital to Metropolitan Life of $7 million. Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were $7 million and ($1) million for the years ended December 31, 2004 and 2003, respectively.

     In December 2004, EIC, a wholly owned subsidiary of the Company, was dissolved. See Note 11.

     In September 2003, RGA announced a coinsurance agreement under which it assumed the traditional U.S. life insurance business of Allianz Life Insurance Company of North America. The transaction closed during the fourth quarter of 2003 with an effective date retroactive to July 1, 2003. The transaction added approximately $278 billion of life insurance in-force, $246 million of premiums and $11 million of pre-tax income, excluding minority interest expense, to the fourth quarter of 2003.

14.  DISCONTINUED OPERATIONS

REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Investment income...........................................   $--       $ 2       $--
Investment expense..........................................    --        (1)       (1)
Net investment gains (losses)...............................    --        --        (1)
                                                               ---       ---       ---
  Total revenues............................................    --         1        (2)
Provision for income taxes..................................    --        --         1
                                                               ---       ---       ---
  Income (loss) from discontinued operations net of income
     tax....................................................   $--       $ 1       $(1)
                                                               ===       ===       ===

     There was no real estate related to discontinued operations at December 31, 2005 and 2004.

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
                                                           --------   --------   ----------
DECEMBER 31, 2005                                                   (IN MILLIONS)
Assets:
  Fixed maturities.......................................             $15,086     $15,086
  Equity securities......................................             $   201     $   201
  Mortgage loans on real estate..........................             $   896     $   898
  Policy loans...........................................             $ 2,645     $ 2,645
  Short-term investments.................................             $   153     $   153
  Cash and cash equivalents..............................             $   268     $   268
  Mortgage loan commitments..............................    $26      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 6,868     $ 6,235
  Long-term debt.........................................             $   900     $   953
  Shares subject to mandatory redemption.................             $   159     $   228
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,383     $ 1,383

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
                                                           --------   --------   ----------
DECEMBER 31, 2004                                                   (IN MILLIONS)
Assets:
  Fixed maturities.......................................             $13,912     $13,912
  Equity securities......................................             $   178     $   178
  Mortgage loans on real estate..........................             $ 1,090     $ 1,133
  Policy loans...........................................             $ 2,625     $ 2,625
  Short-term investments.................................             $    86     $    86
  Cash and cash equivalents..............................             $   372     $   372
  Mortgage loan commitments..............................    $17      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 6,301     $ 5,808
  Long-term debt.........................................             $   506     $   540
  Shares subject to mandatory redemption.................             $   158     $   223
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,461     $ 1,461

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturity and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE AND MORTGAGE LOAN COMMITMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances which do not have final contractual maturities are assumed to equal their current net surrender value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

LONG-TERM DEBT AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of long-term debt and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

PAYABLES UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables under securities loaned and other transactions approximate fair value.

DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Reinsurance (Barbados) Inc. ("Missouri"), an affiliate. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri and $276 million in assets supporting the liabilities on this treaty were transferred from Missouri to the Company.

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in force block of business to MetLife Investors USA Insurance Company ("MLI USA"), an affiliate. This agreement covered certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in force as of December 31, 2004. As a result of the transfer of assets, the Company recognized a realized gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $192 million and ceded benefits and related costs of $143 million for the year ended December 31, 2005. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2005 were $932 million.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Reassurance Company, Ltd., an affiliate. This agreement ceded, on a modified co-insurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. The recapture of this agreement resulted in a pre-tax gain of $1 million for the year ended December 31, 2005.

     On December 23, 2004, the Company dissolved its wholly owned subsidiary, EIC. Prior to the dissolution, EIC had preferred stock issued and outstanding held by MetLife. Upon dissolution, MetLife contributed the preferred shares to the Company through its parent in the form of a capital contribution for $93 million.

     In 2003, the Company received a non-cash capital contribution of $131 million associated with Metropolitan Life's transfer of the outstanding shares of RGA common stock to EIC.

     Effective January 2001, the Company entered into a financial reinsurance agreement with Metropolitan Life. Metropolitan Life assumes substantially all of the Company's supplementary contracts without life contingencies. The Company had policyholder account balances and corresponding recoverables from reinsurers, in premiums and other receivables, for the same amounts of $143 million and $146 million at December 31, 2005 and 2004 respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     RGA has reinsurance transactions with Metropolitan Life and certain of its subsidiaries. Under these agreements, RGA reflected net assumed premiums of approximately $189 million, $127 million and $119 million in 2005, 2004 and 2003, respectively. The earned premiums reflect the net of business assumed from and ceded to Metropolitan Life and its subsidiaries. The pre-tax income on this business was approximately $10 million, $27 million and $12 million in 2005, 2004 and 2003, respectively.

     Under the terms of a master service agreement with Metropolitan Life, the Company and its subsidiaries paid $5 million, $7 million and $6 million in investment management fees and $87 million, $110 million and $100 million for other administrative services in 2005, 2004 and 2003, respectively. The Company had $976 million and $519 million of receivables with affiliates as of December 31, 2005 and 2004, respectively.

     At December 31, 2005, the Company held no assets in the Metropolitan Money Market Pool of affiliated companies. At December 31, 2004, the Company held $44 million of assets in the Metropolitan Money Market Pool of affiliated companies. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with a cost or amortized cost and fair market value of $464 million and $495 million, and $191 million and $198 million, for the years ended December 31, 2005 and 2004, respectively. The realized capital gains (losses) recognized on those transfers were $31 million and $7 million for the years ended December 31, 2005 and 2004, respectively. There were no assets transferred for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $382 million and $7 million for the years ended December 31, 2005 and 2004, respectively.

     These transactions are based upon agreed upon amounts that might differ from amounts that would be charged if such transactions were among third parties.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

17.  SUBSEQUENT EVENTS

     On May 1, 2006, the Company sold its wholly owned subsidiary, Paragon, to its ultimate parent, MetLife. Immediately following the sale, MetLife merged Paragon with and into Metropolitan Life. The Company received consideration of approximately $76 million for Paragon. At December 31, 2005, Paragon had total assets of $727 million, total liabilities of $643 million, and net income of $7 million.

     On June 28, 2006, a subsidiary of RGA, Timberlake Financial L.L.C. completed an offering of $850 million of 30-year notes. The notes represent senior, secured indebtedness of Timberlake Financial, L.L.C. and its assets with no recourse to RGA or its subsidiaries. Up to $150 million of additional notes may be offered in the future. The proceeds of the offering will provide long-term collateral to support Regulation Triple X reserves on approximately
1.5 million term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance Company, a U.S. subsidiary of RGA.

     On June 28, 2006, the Company paid to GenAmerica stockholder dividends in the amount of $13 million.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.     Financial Statements
       ------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part
       B hereof:

1.     Report of Independent Registered Public Accounting Firm.

2.     Statement of Assets and Liabilities as of December 31, 2005.

3.     Statement of Operations for the year ended December 31, 2005.

4. Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.

5.     Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:


1.     Report of Independent Registered Public Accounting Firm.


2.     Balance Sheets as of December 31, 2005 and 2004.

3.     Statements of Income for the years ended December 31, 2005, 2004 and
2003.

4. Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.

5.     Statements of Cash Flows for the years ended December 31, 2005, 2004 and
2003.

6.     Notes to Financial Statements.


The following consolidated financial statements of General American Life Insurance Company (the "Guarantor") are included in Part B hereof:

1.     Report of Independent Registered Public Accounting Firm.

2.     Consolidated Balance Sheets as of December 31, 2005 and 2004.

3. Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.

4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.

6.     Notes to Consolidated Financial Statements.


b.     Exhibits
       ------------------------------------------------------------------------

1.   (i)      Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (adopted March 24, 1992 and certified October 7, 1997)(1)

  (ii) Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(13)

2.     Not Applicable.

3.   (i)     Principal Underwriter's and Selling Agreement (effective January 1,
     2001)(13)

  (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(13)

  (iii)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (19)


4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity
Contract(6)

  (ii)      Enhanced Dollar Cost Averaging Rider(6)

  (iii)      Three Month Market Entry Rider(6)

  (iv)      Death Benefit Rider - (Principal Protection)(6)

  (v)      Death Benefit Rider - (Compounded-Plus)(6)

  (vi)      Death Benefit Rider - (Annual Step-Up)(6)

  (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit)(6)

  (viii)      Additional Death Benefit Rider - (Earnings Preservation
Benefit)(6)

  (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(6)

  (x)      Terminal Illness Rider(6)

  (xi)      Individual Retirement Annuity Endorsement(6)

  (xii)      Roth Individual Retirement Annuity Endorsement(6)

  (xiii)      401 Plan Endorsement(6)

  (xiv)      Tax Sheltered Annuity Endorsement(6)

  (xv)      Unisex Annuity Rates Rider(6)

  (xvi) Endorsement (Name Change effective February 5, 2001. Metlife Investors Insurance Company of California; Predecessor: Cova Financial Life Insurance Company)(8)

  (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(10)

  (xviii)      Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLI-690-1
(7/04)(13)

  (xix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 9028-2
(7/04)(13)

  (xx)      Individual Retirement Annuity Endorsement 9023.1 (9/02)(13)

  (xxi)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(13)

  (xxii)      401(a)/403(a) Plan Endorsement 9025.1 (9/02)(13)

  (xxiii)      Tax Sheltered Annuity Endorsement 9026.1 (9/02)(13)

  (xxiv)      Simple Individual Retirement Annuity Endorsement 9276 (9/02)(13)

  (xxv)      Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB
III) 9018-2(5/05)(14)

  (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 9013-1 (5/05)(14)

  (xxvii)      Form of Three Month Market Entry Rider 9014-1 (5/05)(14)

  (xxviii)      Form of Contract Schedule (GMIB Plus or GMIB III) 9028-3
(5/05)(14)

  (xxix)      Guaranteed Withdrawal Benefit Rider MLIC-690-2 (11/05)(15)

  (xxx)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 9028-4
(11/05)(16)

  (xxxi)      Guaranteed Minimum Accumulation Benefit Rider - Living Benefit
(GMAB) MLIC-670-1 (11/05) (15)

  (xxxii)      Guaranteed Withdrawal Benefit Endorsement MLIC-GWB (11/05)-E
(15)

  (xxxiii)      Designated Beneficiary Non-Qualified Annuity Endorsement
MLIC-NQ-1 (11/05)-I (16)

  (xxxiv)      Lifetime Guaranteed Withdrawal Benefit Rider MLIC-690-3 (6/06)
(18)

  (xxxv)      Form of Contract Schedule 9028-5 (6/06)(18)

5.   (i)
     Form of Variable Annuity Application(6)

  (ii)      Form of Variable Annuity Application (Classes AA, B, C, L, VA and
XC) 9029 (7/04) APPVA - 504 VACA(13)

  (iii) Form of Variable Annuity Application [Class VA] 9029 (1/05) APPVA105VACA(14)

  (iv) Form of Variable Annuity Application [Class VA] 9029 (4/05) APPVA1105VACA(15)

  (v) Form of Variable Annuity Application (Class VA) 9029 (1/06) APPVAVACA 606 (18)

6.   (i)     Copy of Articles of Incorporation of the Company(2)

  (ii)      Copy of the Bylaws of the Company(2)

7. Automatic Reinsurance Agreement between MetLife Investors Insurance Company of California and Exeter Reassurance Company, Ltd.(9)

8.   (i)     Participation Agreement Among Met Investors Series Trust, Met
        Investors Advisory Corp., Met Distribution Company and Met Investors Insurance Company of California (February 12, 2001)(9)

  (ii) First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Met Investors Insurance Company of California (September 14, 2001 to 2/12/01)(9)

  (iii) Form of Participation Agreement among Metropolitan Series Fund, Inc. Metropolitan Life Insurance Company and MetLife Investors Insurance Company of California (May 1, 2000)(12)

  (iv) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and MetLife Investors Insurance Company of California (effective July 1, 2004)(17)


  (v) Amended and Restated Net Worth Maintenance Agreement (effective December 16, 2004) (18)

  (vi)      Guarantee Agreement (General American Life Insurance Company)(20)



9.   (i)     Opinion and Consent of Counsel(11)

     (ii)    Opinion (General American Life Insurance Company)(21)

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor (filed herewith)


11.     Not Applicable.

12.     Not Applicable.

13. (i)Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper.(11)

  (ii)      Power of Attorney for Matthew K. Wessel.(15)


  (iii) Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell, Leland C. Launer, Jr., James L. Lipscomb, Catherine A. Rein, Stanley J. Talbi, Michael J. Vietri, William J. Wheeler, Anthony J. Williamson, Charles V. Curcio and Joseph
       J. Prochaska, Jr. (21)


(1) incorporated herein by reference to Cova Variable Life Account Five's Initial Registration Statement on Form S-6 (File No. 333-37559) as filed electronically on October 9, 1997.


(2) incorporated herein by reference to Cova Variable Annuity Account Five's Pre-Effective Amendment No. 1 to Form N-4/A (File No. 333-34817 and 811-07060) as filed electronically on November 19, 1997.

(3) incorporated herein by reference to Cova Variable Annuity Account Five's Post-Effective Amendment No. 1 to Form N-4/A (File No. 333-34817 and 811-07060) as filed electronically on February 11, 1998.

(4) incorporated herein by reference to Cora Variable Annuity Account Five's Post Effective Amendment No. 6 to Form N-4 (File Nos. 033-50174 and 811-07060) as filed electronically on April 29, 1998.

(5) incorporated herein by reference to Cora Variable Annuity Account Five's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 033-50174 and 811-07060) as filed electronically on April 29, 1999.

(6) incorporated herein by reference to Registrant's N-4 (File Nos. 333-54016 and 811-07060) as filed electronically January 19, 2001.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on May 1, 2001.

(9) incorporated herein by reference to Registrant's Post Effective Amendment No. 5 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on May 1, 2003.

(10) incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as filed electronically on April 27, 2004.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on April 28, 2004.

(12) incorporated herein by reference to Cova Variable Life Account Five's Pre-Effective Amendment No. 1 to Form S-6/A (File No. 333-69852) as filed electronically on December 20, 2001.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on July 19, 2004.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on April 27, 2005.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on July 13, 2005.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on September 9, 2005.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on October 7, 2005.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on April 21, 2006.


(19) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as filed electronically on April 24, 2006.

(20) incorporated herein by reference to First MetLife Investors Variable Annuity Account One's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306 as filed electronically on July 27, 2006.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on July 28, 2006.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------
Michael K. Farrell                      Chairman of the Board, President,
5 Park Plaza, Suite 1900                Chief Executive Officer and Director
Irvine, CA 92614
Susan A. Buffum                         Director
334 Madison Avenue
Convent Station, NJ 07961
James P. Bossert                        Executive Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614
Matthew K. Wessel                       Vice President and Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807
Michael R. Fanning                      Director
501 Boylston Street
Boston, MA 02116
Elizabeth M. Forget                     Director
260 Madison Avenue
New York, NY 10016
George Foulke                           Director
501 Route 22
Bridgewater, NJ 08807
Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07962
Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West DesMoines, IA 50266
Richard C. Pearson                      Executive Vice President,
5 Park Plaza, Suite 1900                General Counsel, Secretary and Director
Irvine, CA 92614
Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------
Kenneth J. Eiger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614
Betty Davis                             Vice President
1125 - 17th Street
Denver, CO 80202
Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116
Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08907
Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614
Leonard M. Bakal                        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Garth A. Bernard                        Vice President
501 Boylston Street
Boston, MA 02116
Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116
Bennett D. Kleinberg                    Vice President
185 Asylum Street
Hartford, CT 06103
Lisa S. Kuklinski                       Vice President
260 Madison Avenue
New York, NY 10016
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Registrant is a separate account of MetLife Investors Insurance Company of California under California insurance law. MetLife Investors Insurance Company of California is a wholly-owned direct subsidiary of MetLife Investors Insurance Company which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF JUNE 30, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of June
30, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Retirement Services LLC (NJ)

            a)    MetLife Investment Funds Services LLC (NJ)

            b)    MetLife Investment Funds Management LLC (NJ)

            c)    MetLife Associates LLC (DE)

                  1)   CitiStreet Equities LLC (NJ)

                  2)   MetLife Associates of Montana LLC (MT)

                  3) MetLife Associates of Texas, Inc. (TX) -- All outstanding shares of voting stock (the "Shares") of Metlife Associates of Texas, Inc. ("MAT") are owned by a MetLife employee who is a resident of Texas (the "Employee Shareholder"). The Employee Shareholder, along with MAT and Metlife Associates LLC ("Associates"), are parties to a Close Corporation Agreement. The Close Corporation Agreement contains, among other provisions,
                       (i) restrictions on transfer of the Shares that effectively give Associates the power to control the disposition of the Shares, and (ii) provisions requiring the Employee Shareholder to elect as directors of MAT the individuals recommended by Associates.

                  4)   MetLife Associates Insurance Agency of
                       Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by MetLife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.2319% is owned by MetLife International Holdings, Inc. and 4.7680% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    L/C Development Corporation (CA)

      9.   Thorngate, LLC (DE)

      10.   Alternative Fuel I, LLC (DE)

      11.   Transmountain Land & Livestock Company (MT)

      12.   MetPark Funding, Inc. (DE)

      13.   HPZ Assets LLC (DE)

      14.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      15.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      16.   MetLife (India) Private Ltd. (India)

      17.   Metropolitan Marine Way Investments Limited (Canada)

      18.   MetLife Private Equity Holdings, LLC (DE)

      19.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      20.   Metropolitan Realty Management, Inc. (DE)

      21.   Dewey Square South, LLC (NY)

      22.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      23.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        24.   Bond Trust Account A (MA)

        25.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      26.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      27.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      28.   Corporate Real Estate Holdings, LLC (DE)

      29. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      30.   MetLife Tower Resources Group, Inc. (DE)

      31.   Headland - Pacific Palisades, LLC (CA)

      32.   Headland Properties Associates (CA)

      33.   Krisman, Inc. (MO)

      34.   Special Multi-Asset Receivables Trust (DE)

      35.   White Oak Royalty Company (OK)

      36.   500 Grant Street GP LLC (DE)

      37. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      38.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1. 190 S.LaSalle Associates L.L.C. (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (DE)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC (DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    MLI Distribution LLC (DE)

            d)    Travelers Investment Adviser, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by MetLife Insurance Company of Connecticut, 4% is owned by MetLife Life and Annuity Company of Connecticut and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

            b) SSB Private Selections, LLC (DE) (50%) -- SSB Private Selections, LLC ("SSB") is 45% owned by MIC and 5% owned by MLAC (the remaining 50% of SSB is owned by a third party). The capital commitment of SSB in Solomon Smith Barney Private Selection Fund I, LLC represents 24.5% of total commitments.

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (CT) - TRAL & Co.is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      24.   Tribeca Distressed Securities L.L.C. (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of May 31, 2006, there were 768 qualified contract owners and 679 non-qualified contract owners of Class L contracts; and there were 351 qualified contract owners and 243 non-qualified contract owners of Class L - 4 Year contracts.


ITEM 28. INDEMNIFICATION


     The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


     The Bylaws of the Company (Article V, Section 9) provide that:

     This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officer in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account Five
       MetLife Investors Variable Life Account One
       First MetLife Investors Variable Annuity Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Tweny-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven




  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Michael K. Farrell                      Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------
Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614
Peter Gruppuso                          Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830
Leslie Sutherland                       Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson                        Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Louis P. Digiacomo                      Senior Vice President, Channel Head-Independent Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Andrew Aiello                           Senior Vice President, Channel Head-National Account Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Anthony J. Dufault                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth                        Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company   $   7,896,011     $     0         $    0        $    0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110

     (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g) MetLife, 501 Boylston Street, Boston, MA 02116

     (h) MetLife, 200 Park Avenue, New York, NY 10166

     (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company of California ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


     e. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

     These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

     Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

     During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 24th day of July 2006.

   MetLife Investors Variable Annuity Account Five
   (Registrant)
   By:   MetLife Investors Insurance Company of California
   By:   /s/ Michael K. Farrell
         ----------------------------------------
         Michael K. Farrell
         President and Chief Executive Officer

   MetLife Investors Insurance Company of California
   (Depositor)
   By:   /s/ Michael K. Farrell
         ----------------------------------------
         Michael K. Farrell
         President and Chief Executive Officer

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 24, 2006.


/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                 President and Director
/s/ James P. Bossert*              Executive Vice President and Director
--------------------------------
James P. Bossert

/s/ Matthew K. Wessel*             Vice President and Chief Financial Officer
--------------------------------
                                   (Principal Accounting Officer)
Matthew K. Wessel

/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ Michael R. Fanning*            Director
--------------------------------
Michael R. Fanning

/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget

/s/ George Foulke*                 Director

--------------------------------
George Foulke

                                   Director
--------------------------------
Paul A. Sylvester

/s/ Richard C. Pearson*            Executive Vice President, General Counsel,
--------------------------------   Secretary and Director
Richard C. Pearson

/s/ Jeffrey A. Tupper*             Assistant Vice President and Director
--------------------------------
Jeffrey A. Tupper

   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          July 24, 2006

* MetLife Investors Insurance Company of California. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54016/811-07060) filed as Exhibit 13 on April 28, 2004, except for Matthew K. Wessel whose power of attorney is incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 (File Nos. 333-54016) filed as Exhibit 13(ii) on July 13, 2005.

                                   SIGNATURES

     As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri on this 28th day of July 2006.

   GENERAL AMERICAN LIFE INSURANCE COMPANY
   (Guarantor)
   By:   /s/ William C. Lane
         ----------------------------------------
         William C. Lane
         Vice President and Associate General Counsel

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 28, 2006.

/s/ Lisa M. Weber*
--------------------------------   Chairman of the Board, Chief Executive
Lisa M. Weber                      Officer, President and Director
/s/ Charles V. Curcio*             Vice President
--------------------------------   (Principal Financial Officer)
Charles V. Curcio
/s/ Michael K. Farrell*            Director
--------------------------------
Michael K. Farrell
/s/ Leland C. Launer, Jr.*         Director
--------------------------------
Leland C. Launer, Jr.
/s/ James L. Lipscomb*             Director
--------------------------------
James L. Lipscomb
/s/ Joseph J. Prochaska, Jr.*      Senior Vice President and Chief Accounting
--------------------------------   Officer
Joseph J. Prochaska, Jr.
/s/ Catherine A. Rein*             Director
--------------------------------
Catherine A. Rein
/s/ Stanley J. Talbi*              Director
--------------------------------
Stanley J. Talbi
/s/ Michael J. Vietri*             Director
--------------------------------
Michael J. Vietri
/s/ William J. Wheeler*            Director
--------------------------------
William J. Wheeler
/s/ Anthony J. Williamson*         Director, Senior Vice President and Treasurer
--------------------------------
Anthony J. Williamson

   *By:   /s/ Michele H. Abate
          --------------------------------------------
          Michele H. Abate, Esq., Attorney-In-Fact
          July 28, 2006

* General American Life Insurance Company. Executed by Michele H. Abate, Esq. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to MetLife Investors Variable Annuity Account Five's
Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54016 and 811-07060) filed as Exhibit 13(iii) on July 28, 2006.

                               INDEX TO EXHIBITS



10      Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP) for the Depositor, Registrant and the Guarantor